UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.67%
FFCB	0.39%	12-17-2015	$1,000,000	$998,441
FHLB	1.20	11-21-2018	1,000,000	990,505
FHLB	2.75	12-12-2014	500,000	518,822
FHLB	2.75	3-13-2015	3,000,000	3,128,055
FHLB	3.00	10-1-2042	9,800,655	9,829,004
FHLB	3.00	11-1-2042	4,927,457	4,941,710
FHLB	3.00	1-1-2043	9,875,705	9,904,464
FHLB	3.00	4-1-2043	9,947,812	9,976,391
FHLB	3.50	5-1-2014	26,325	26,525
FHLB	3.50	8-1-2020	404,780	427,354
FHLB	3.50	9-1-2020	63,481	67,021
FHLB	3.50	10-1-2020	678,036	715,848
FHLB	3.50	11-1-2020	991,671	1,046,973
FHLB	3.50	11-1-2020	485,538	512,615
FHLB	3.50	11-1-2020	641,244	677,004
FHLB	3.50	12-1-2020	482,400	509,302
FHLB	3.50	1-1-2021	28,607	30,203
FHLB	3.50	4-1-2021	27,861	29,415
FHLB	3.50	4-1-2021	578,889	611,172
FHLB	3.50	12-1-2025	6,650,145	7,112,444
FHLB	3.50	12-1-2042	3,927,404	4,063,976
FHLB	4.00	6-1-2024	53,560	56,547
FHLB	4.00	7-1-2025	725,644	766,565
FHLB	4.00	4-1-2026	3,657,114	3,867,917
FHLB	4.00	11-1-2040	5,490,657	5,866,286
FHLB	4.00	1-1-2041	9,023,721	9,500,060
FHLB	4.00	2-1-2041	3,894,466	4,166,981
FHLB	4.00	4-1-2041	6,308,382	6,799,094
FHLB	4.50	6-1-2014	54,365	55,075
FHLB	4.50	3-1-2023	112,640	119,301
FHLB	4.50	3-1-2023	45,861	48,573
FHLB	4.50	11-1-2023	103,000	109,091
FHLB	4.50	2-1-2024	124,152	131,493
FHLB	4.50	5-1-2024	139,944	148,482
FHLB	4.50	9-1-2024	50,666	53,757
FHLB	4.50	9-1-2024	92,190	97,814
FHLB	4.50	12-1-2024	171,657	182,130
FHLB	4.50	5-1-2034	215,355	228,847
FHLB	4.50	3-1-2039	1,340,991	1,421,652
FHLB	4.50	3-1-2039	175,856	186,195
FHLB	4.50	5-1-2039	254,397	269,699
FHLB	4.50	10-1-2039	189,894	201,317
FHLB	4.50	10-1-2039	147,798	156,688
FHLB	4.50	9-1-2040	145,660	156,716
FHLB	4.50	1-1-2041	530,348	562,669
FHLB	4.50	2-1-2041	8,483,761	9,328,107
FHLB	4.50	2-1-2041	1,258,715	1,337,771
FHLB	4.50	4-1-2041	4,190,296	4,453,472
FHLB	4.75	12-16-2016	1,000,000	1,142,991
FHLB	4.88	9-8-2017	1,000,000	1,160,629
FHLB	5.00	11-17-2017	2,000,000	2,346,644
FHLB	5.00	7-1-2025	1,833,148	1,969,265
FHLB	5.00	1-1-2032	2,714	2,913
FHLB	5.00	12-1-2034	13,660	14,668
FHLB	5.00	8-1-2035	902,056	967,515
FHLB	5.00	11-1-2035	974,052	1,044,735
FHLB	5.00	12-1-2035	22,020	23,618
FHLB	5.00	1-1-2036	48,315	52,289
FHLB	5.00	6-1-2036	1,028,028	1,102,627
FHLB	5.00	3-1-2037	12,288	13,141
FHLB	5.00	7-1-2037	29,718	31,763
FHLB	5.00	3-1-2038	909,370	971,949
FHLB	5.00	5-1-2038	47,908	51,205
FHLB	5.00	6-1-2038	11,980	12,804
FHLB	5.00	9-1-2038	948,262	1,013,517

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	5.00%	5-1-2039	$49,628	$53,074
FHLB	5.00	1-1-2040	2,778,897	3,023,969
FHLB	5.25	6-18-2014	2,500,000	2,632,368
FHLB	5.38	5-18-2016	3,250,000	3,710,649
FHLB	5.38	9-30-2022	100,000	125,481
FHLB	5.50	12-1-2035	1,381,581	1,496,947
FHLB	5.50	5-1-2038	454,450	488,990
FHLB	5.50	6-1-2038	131,865	141,887
FHLB	5.50	11-1-2038	333,867	358,162
FHLB	6.00	1-1-2032	36,384	40,438
FHLB	6.00	4-1-2033	48,790	54,203
FHLB	6.00	7-1-2036	75,948	82,688
FHLB	6.00	9-1-2036	508,912	554,075
FHLB	6.00	11-1-2036	683,526	744,185
FHLB	6.00	11-1-2036	49,021	53,234
FHLB	6.00	5-1-2037	316,042	343,694
FHLB	6.00	6-1-2037	348,627	379,129
FHLB	6.00	8-1-2037	712,465	774,801
FHLB	6.00	9-1-2037	294,999	320,349
FHLB	6.00	9-1-2037	5,235	5,693
FHLB	6.00	10-1-2037	42,004	45,679
FHLB	6.00	10-1-2037	43,877	47,716
FHLB	6.00	11-1-2037	170,546	185,201
FHLB	6.00	11-1-2037	98,344	106,949
FHLB	6.00	12-1-2037	142,389	154,847
FHLB	6.00	12-1-2037	114,897	124,950
FHLB	6.00	12-1-2037	275,397	299,492
FHLB	6.00	6-1-2038	189,729	207,041
FHLB	6.00	7-1-2038	144,631	157,195
FHLB	6.00	8-1-2039	728,916	791,553
FHLB	6.00	12-1-2039	151,697	164,970
FHLB	6.00	5-1-2040	2,590,889	2,817,575
FHLMC	0.32	4-29-2015	1,500,000	1,498,569
FHLMC	0.42	6-19-2015	1,000,000	999,935
FHLMC	0.48	1-4-2016	1,000,000	999,999
FHLMC	0.50	2-5-2015	250,000	250,116
FHLMC	0.55	2-13-2015	200,000	200,489
FHLMC	0.55	2-27-2015	200,000	200,496
FHLMC	0.63	12-29-2014	2,500,000	2,512,688
FHLMC	0.65	1-30-2015	200,000	200,586
FHLMC	0.70	9-27-2016	250,000	249,465
FHLMC	0.75	11-25-2014	1,000,000	1,007,114
FHLMC	0.80	1-13-2015	200,000	200,577
FHLMC	0.85	2-24-2016	300,000	301,054
FHLMC	0.88	3-7-2018	2,000,000	1,977,890
FHLMC	1.00	7-30-2014	2,000,000	2,018,438
FHLMC	1.00	6-30-2015	500,000	502,146
FHLMC	1.00	2-24-2016	200,000	201,173
FHLMC	1.00	9-27-2017	250,000	249,169
FHLMC	1.00	11-9-2017	500,000	497,326
FHLMC	1.05	4-30-2018	300,000	296,504
FHLMC	1.25	8-1-2019	2,000,000	1,964,218
FHLMC	1.25	10-2-2019	5,000,000	4,903,445
FHLMC	1.55	5-8-2020	250,000	246,491
FHLMC	1.75	9-10-2015	1,000,000	1,030,594
FHLMC	2.00	7-17-2017	1,000,000	1,002,216
FHLMC	2.00	7-30-2019	100,000	100,683
FHLMC	2.25	1-23-2017	200,000	202,774
FHLMC	2.50	4-17-2023	1,000,000	990,749
FHLMC	2.63	6-13-2023	500,000	495,130
FHLMC	2.88	2-9-2015	4,750,000	4,953,794
FHLMC	3.00	7-28-2014	1,000,000	1,031,380
FHLMC	3.00	7-10-2019	500,000	501,386
FHLMC	3.00	8-8-2019	500,000	502,431
FHLMC	3.00	9-1-2021	1,120,285	1,174,517

2

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	3.00%	9-1-2026	$181,695	$188,958
FHLMC	3.00	10-1-2026	3,838,005	3,991,416
FHLMC	3.00	11-1-2026	385,754	401,173
FHLMC	3.00	11-1-2026	64,710	67,296
FHLMC	3.00	12-1-2026	7,497,208	7,796,883
FHLMC	3.00	1-1-2027	3,704,570	3,852,648
FHLMC	3.00	3-1-2027	782,074	816,756
FHLMC	3.00	8-1-2027	2,517,884	2,618,528
FHLMC %%	3.00	6-1-2028	19,000,000	19,742,188
FHLMC %%	3.00	6-1-2043	6,000,000	6,011,250
FHLMC ±	3.15	10-1-2036	144,967	154,781
FHLMC ±	3.27	6-1-2038	956,120	1,026,303
FHLMC	3.50	2-1-2042	15,194,086	15,719,677
FHLMC %%	3.50	6-1-2043	23,500,000	24,289,224
FHLMC	3.75	3-27-2019	2,900,000	3,281,637
FHLMC	4.00	3-1-2014	168,631	169,976
FHLMC	4.00	5-1-2023	88,837	93,791
FHLMC	4.00	2-1-2024	213,339	225,236
FHLMC	4.00	5-1-2024	119,986	126,677
FHLMC	4.00	5-1-2024	212,432	224,279
FHLMC	4.00	8-1-2024	284,479	300,344
FHLMC	4.00	2-1-2025	421,975	445,771
FHLMC	4.00	3-1-2025	2,623,806	2,771,767
FHLMC	4.00	6-1-2025	920,357	972,258
FHLMC	4.00	6-1-2025	246,516	260,418
FHLMC	4.00	7-1-2025	28,281	29,876
FHLMC	4.00	8-1-2025	160,986	170,065
FHLMC	4.00	10-1-2025	84,425	89,186
FHLMC	4.00	3-1-2026	587,310	621,163
FHLMC	4.00	5-1-2026	631,001	667,373
FHLMC	4.00	5-1-2029	533,000	566,382
FHLMC	4.00	9-1-2031	611,291	649,577
FHLMC	4.00	10-1-2033	23,881	25,261
FHLMC	4.00	8-1-2036	6,999	7,373
FHLMC	4.00	4-1-2039	812,491	878,232
FHLMC	4.00	5-1-2039	391,821	412,504
FHLMC	4.00	6-1-2039	299,876	315,706
FHLMC	4.00	2-1-2040	480,998	506,389
FHLMC	4.00	9-1-2040	2,616,871	2,755,009
FHLMC	4.00	10-1-2040	523,567	551,205
FHLMC	4.00	10-1-2040	11,846	12,471
FHLMC	4.00	10-1-2040	2,081,088	2,242,970
FHLMC	4.00	11-1-2040	304,599	320,678
FHLMC	4.00	12-1-2040	132,761	139,769
FHLMC	4.00	12-1-2040	6,623,468	6,973,104
FHLMC	4.00	4-1-2041	34,047	35,844
FHLMC	4.00	6-1-2041	528,480	556,377
FHLMC	4.00	6-1-2041	12,776	13,451
FHLMC	4.00	10-1-2041	60,401	63,589
FHLMC	4.00	10-1-2041	360,989	382,865
FHLMC	4.00	11-1-2041	411,865	433,607
FHLMC	4.00	11-1-2041	86,581	91,152
FHLMC	4.00	11-1-2041	54,168	57,027
FHLMC	4.00	11-1-2041	34,597	36,423
FHLMC	4.00	11-1-2041	483,753	509,289
FHLMC	4.00	1-1-2042	3,518,834	3,704,584
FHLMC	4.00	1-1-2042	165,814	174,567
FHLMC	4.00	2-1-2042	73,486	77,365
FHLMC	4.38	7-17-2015	2,000,000	2,169,144
FHLMC	4.50	4-1-2018	71,899	76,061
FHLMC	4.50	8-1-2018	1,014,795	1,066,292
FHLMC	4.50	10-1-2018	208,016	220,058
FHLMC	4.50	5-1-2023	1,179,257	1,248,993
FHLMC	4.50	4-1-2024	120,606	129,386
FHLMC	4.50	8-1-2024	780,449	829,460

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.50%	11-1-2024	$273,761	$290,602
FHLMC	4.50	2-1-2025	901,556	958,172
FHLMC	4.50	8-1-2035	83,159	88,317
FHLMC	4.50	9-1-2035	118,271	125,607
FHLMC	4.50	1-1-2037	94,161	99,824
FHLMC	4.50	10-1-2038	569,078	603,308
FHLMC	4.50	2-1-2039	58,256	61,760
FHLMC	4.50	5-1-2039	99,502	105,487
FHLMC	4.50	6-1-2039	3,252,570	3,448,212
FHLMC	4.50	9-1-2039	2,077,640	2,202,610
FHLMC	4.50	10-1-2039	390,506	413,995
FHLMC	4.50	10-1-2039	335,679	355,871
FHLMC	4.50	1-1-2040	3,046,474	3,306,833
FHLMC	4.50	2-1-2040	9,465,251	10,226,849
FHLMC	4.50	3-1-2040	4,078,461	4,470,350
FHLMC	4.50	8-1-2040	2,074,410	2,200,482
FHLMC	4.50	9-1-2040	3,647,254	3,969,216
FHLMC	4.50	9-1-2040	477,585	506,610
FHLMC	4.50	2-1-2041	115,429	122,678
FHLMC	4.50	4-1-2041	5,316,505	5,650,415
FHLMC	4.50	7-1-2041	256,716	272,839
FHLMC	4.50	10-1-2041	2,117,191	2,244,540
FHLMC	4.75	11-17-2015	2,000,000	2,211,112
FHLMC	4.88	6-13-2018	1,700,000	2,005,901
FHLMC	5.00	1-1-2022	1,009,486	1,084,443
FHLMC	5.00	7-1-2022	2,524	2,712
FHLMC	5.00	7-1-2022	36,260	38,953
FHLMC	5.00	7-1-2022	65,621	70,493
FHLMC	5.00	7-1-2022	40,210	43,196
FHLMC	5.00	9-1-2022	55,532	59,655
FHLMC	5.00	6-1-2023	20,148	21,644
FHLMC	5.00	6-1-2023	57,368	61,628
FHLMC	5.00	6-1-2023	8,730	9,378
FHLMC	5.00	10-1-2023	2,875	3,088
FHLMC	5.00	4-1-2024	4,088	4,331
FHLMC	5.00	8-1-2024	28,663	30,370
FHLMC	5.00	10-1-2024	440,338	466,567
FHLMC	5.00	10-1-2024	446,252	472,833
FHLMC	5.00	5-1-2025	766,819	823,758
FHLMC	5.00	8-1-2033	2,186,667	2,407,281
FHLMC	5.00	11-1-2033	204,599	220,149
FHLMC	5.00	3-1-2034	181,616	195,023
FHLMC	5.00	7-1-2035	961,358	1,031,120
FHLMC	5.00	8-1-2035	284,758	305,421
FHLMC	5.00	9-1-2035	951,857	1,064,665
FHLMC	5.00	4-1-2036	111,776	119,888
FHLMC	5.00	12-1-2036	98,004	104,809
FHLMC	5.00	2-1-2037	159,551	170,631
FHLMC	5.00	3-1-2039	681,639	748,356
FHLMC	5.00	8-1-2039	1,415,063	1,545,165
FHLMC	5.00	8-1-2039	7,972,867	8,660,551
FHLMC	5.00	9-1-2039	2,422,419	2,636,053
FHLMC	5.00	12-1-2039	2,837,348	3,115,062
FHLMC	5.00	6-1-2040	6,233,482	6,806,592
FHLMC	5.00	6-1-2040	5,850,832	6,388,761
FHLMC	5.13	11-17-2017	1,000,000	1,177,798
FHLMC	5.25	4-18-2016	650,000	736,638
FHLMC ±	5.49	4-1-2037	94,183	99,901
FHLMC	5.50	8-13-2014	2,500,000	2,659,410
FHLMC	5.50	7-18-2016	650,000	748,036
FHLMC	5.50	12-1-2016	30,767	32,672
FHLMC	5.50	8-1-2017	1,826	1,951
FHLMC	5.50	8-23-2017	3,000,000	3,562,857
FHLMC	5.50	9-1-2017	36,058	38,567
FHLMC	5.50	10-1-2017	2,416	2,582

4

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.50%	11-1-2017	$274,180	$278,396
FHLMC	5.50	11-1-2017	35,936	38,436
FHLMC	5.50	12-1-2017	1,072,017	1,146,608
FHLMC	5.50	3-1-2018	45,401	48,560
FHLMC	5.50	2-1-2019	502,291	533,386
FHLMC	5.50	6-1-2019	39,468	42,265
FHLMC	5.50	1-1-2022	37,406	40,516
FHLMC	5.50	5-1-2022	64,043	69,368
FHLMC	5.50	11-1-2023	175,601	190,203
FHLMC	5.50	12-1-2024	949,000	1,023,762
FHLMC	5.50	12-1-2033	429,737	470,859
FHLMC	5.50	12-1-2034	362,173	392,415
FHLMC	5.50	1-1-2035	876,333	948,414
FHLMC	5.50	6-1-2035	588,705	644,467
FHLMC	5.50	1-1-2036	233,284	252,472
FHLMC	5.50	2-1-2036	250,701	271,322
FHLMC	5.50	7-15-2036	600,000	778,816
FHLMC	5.50	12-1-2036	351,478	379,455
FHLMC	5.50	2-1-2037	360,106	387,475
FHLMC	5.50	3-1-2037	324,071	348,702
FHLMC	5.50	4-1-2037	73,068	78,622
FHLMC	5.50	1-1-2038	845,425	912,718
FHLMC	5.50	4-1-2038	924,650	991,745
FHLMC	5.50	5-1-2038	3,338,851	3,592,613
FHLMC	5.50	5-1-2038	702,151	760,256
FHLMC	5.50	5-1-2038	2,228,405	2,397,770
FHLMC	5.50	7-1-2038	481,870	518,493
FHLMC	5.50	7-1-2038	618,668	665,689
FHLMC	5.50	8-1-2038	834,320	900,729
FHLMC	5.50	9-1-2038	147,156	158,340
FHLMC	5.50	8-1-2039	1,478,590	1,600,948
FHLMC	5.50	11-1-2039	1,766,153	1,904,249
FHLMC	5.50	3-1-2040	4,172,342	4,489,452
FHLMC	5.50	4-1-2040	2,332,616	2,509,902
FHLMC ±	5.78	8-1-2038	470,490	508,768
FHLMC	6.00	6-1-2021	1,196	1,300
FHLMC	6.00	3-1-2022	71,022	77,514
FHLMC	6.00	5-1-2022	6,149	6,765
FHLMC	6.00	7-1-2022	146,750	160,488
FHLMC	6.00	8-1-2022	10,063	11,022
FHLMC	6.00	9-1-2022	177,244	194,144
FHLMC	6.00	3-1-2023	359,380	396,225
FHLMC	6.00	9-1-2023	142,566	156,848
FHLMC	6.00	11-1-2033	534,753	587,389
FHLMC	6.00	7-1-2034	398,287	438,486
FHLMC	6.00	1-1-2036	78,789	87,529
FHLMC	6.00	2-1-2036	777,555	846,558
FHLMC	6.00	11-1-2036	455,219	494,336
FHLMC	6.00	11-1-2036	209,373	227,954
FHLMC	6.00	12-1-2036	82,528	89,852
FHLMC	6.00	2-1-2037	5,548	6,040
FHLMC	6.00	3-1-2037	52,589	57,190
FHLMC	6.00	3-1-2037	284,710	309,976
FHLMC	6.00	4-1-2037	3,877	4,217
FHLMC	6.00	8-1-2037	90,792	98,735
FHLMC	6.00	8-1-2037	120,105	130,614
FHLMC	6.00	8-1-2037	246,544	268,115
FHLMC	6.00	8-1-2037	197,974	216,038
FHLMC	6.00	8-1-2037	43,280	47,067
FHLMC	6.00	9-1-2037	11,893	12,933
FHLMC	6.00	9-1-2037	58,902	64,056
FHLMC	6.00	10-1-2037	111,532	121,290
FHLMC	6.00	10-1-2037	74,620	81,032
FHLMC	6.00	11-1-2037	415,676	451,396
FHLMC	6.00	11-1-2037	45,844	49,855

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	12-1-2037	$119,238	$129,671
FHLMC	6.00	12-1-2037	988,317	1,074,789
FHLMC	6.00	1-1-2038	67,380	73,275
FHLMC	6.00	2-1-2038	47,114	51,236
FHLMC	6.00	2-1-2038	149,983	163,012
FHLMC	6.00	5-1-2038	120,608	131,613
FHLMC	6.00	6-1-2038	83,913	91,202
FHLMC	6.00	6-1-2038	91,802	99,777
FHLMC	6.00	6-1-2038	77,060	83,754
FHLMC	6.00	7-1-2038	946,801	1,029,048
FHLMC	6.00	7-1-2038	226,615	246,300
FHLMC	6.00	8-1-2038	204,737	222,523
FHLMC	6.00	8-1-2038	37,194	40,425
FHLMC	6.00	8-1-2038	103,911	112,938
FHLMC	6.00	9-1-2038	147,521	160,336
FHLMC	6.00	9-1-2038	127,149	138,194
FHLMC	6.00	9-1-2038	115,620	125,664
FHLMC	6.00	10-1-2038	114,214	124,136
FHLMC	6.00	12-1-2038	2,898	3,150
FHLMC	6.00	3-1-2039	59,789	64,983
FHLMC	6.00	4-1-2039	169,303	183,851
FHLMC	6.00	6-1-2039	8,521	9,261
FHLMC	6.00	8-1-2039	205,747	223,427
FHLMC	6.00	9-1-2039	245,423	266,512
FHLMC	6.00	10-1-2039	7,995	8,682
FHLMC	6.25	7-15-2032	500,000	706,985
FHLMC	6.50	6-1-2036	84,115	95,171
FHLMC	6.50	10-1-2037	143,327	162,259
FHLMC	6.50	12-1-2037	253,117	283,796
FHLMC	6.50	3-1-2038	91,961	104,162
FHLMC	6.50	3-1-2038	297,278	326,748
FHLMC	6.50	1-1-2039	56,050	63,453
FHLMC	6.50	4-1-2039	476,229	539,133
FHLMC	6.50	4-1-2039	754,301	853,935
FHLMC	6.75	3-15-2031	1,000,000	1,464,676
FICO	9.65	11-2-2018	500,000	712,119
FNMA	5.00	12-1-2035	12,514	13,546
FNMA ¤	0.00	6-1-2017	300,000	286,420
FNMA ¤	0.00	10-9-2019	200,000	173,705
FNMA	0.38	3-16-2015	2,500,000	2,502,230
FNMA	0.38	12-21-2015	2,000,000	1,995,840
FNMA	0.50	4-17-2015	4,000,000	4,013,208
FNMA	0.50	5-27-2015	2,500,000	2,506,983
FNMA	0.50	7-2-2015	1,500,000	1,503,920
FNMA	0.50	7-30-2015	500,000	500,278
FNMA	0.50	8-20-2015	750,000	750,452
FNMA	0.50	11-27-2015	1,250,000	1,250,136
FNMA	0.52	5-20-2016	500,000	497,886
FNMA	0.55	2-26-2016	250,000	249,847
FNMA	0.55	5-6-2016	500,000	499,422
FNMA	0.75	12-19-2014	4,000,000	4,027,324
FNMA	0.80	2-13-2015	500,000	502,145
FNMA	0.88	8-28-2014	2,000,000	2,015,578
FNMA	0.88	10-26-2017	250,000	248,304
FNMA	0.88	12-20-2017	2,000,000	1,985,570
FNMA	0.88	2-8-2018	4,000,000	3,957,356
FNMA	0.90	11-7-2017	250,000	248,254
FNMA	0.95	8-23-2017	1,000,000	996,860
FNMA	1.00	5-21-2018	100,000	98,586
FNMA	1.00	5-21-2018	100,000	98,921
FNMA	1.05	11-15-2017	1,000,000	998,007
FNMA	1.10	4-17-2018	300,000	297,978
FNMA	1.13	6-27-2014	2,000,000	2,020,000
FNMA	1.25	9-28-2016	4,000,000	4,077,028
FNMA	1.38	11-15-2016	2,000,000	2,046,532

6

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	1.55%	10-29-2019	$1,000,000	$987,805
FNMA	1.63	10-26-2015	1,000,000	1,028,598
FNMA	1.70	10-4-2019	125,000	124,348
FNMA	1.75	1-30-2019	200,000	201,115
FNMA	1.88	10-15-2015	200,000	206,367
FNMA	2.20	10-25-2022	150,000	145,611
FNMA	2.25	10-17-2022	1,000,000	981,505
FNMA	2.38	7-28-2015	1,500,000	1,563,924
FNMA	2.38	4-11-2016	1,000,000	1,052,533
FNMA	2.38	1-13-2022	2,580,000	2,627,219
FNMA	2.50	10-1-2027	4,007,059	4,095,225
FNMA	2.50	4-1-2028	7,408,357	7,569,047
FNMA %%	2.50	6-1-2028	7,500,000	7,655,859
FNMA ±	2.55	3-1-2036	61,363	65,248
FNMA ±	2.57	4-1-2036	138,831	149,585
FNMA ±	2.61	3-1-2037	125,130	133,299
FNMA	2.63	11-20-2014	700,000	724,235
FNMA ±	2.65	2-1-2042	4,831,322	5,029,512
FNMA ±	2.66	4-1-2038	127,494	135,788
FNMA ±	2.72	10-1-2037	468,090	501,043
FNMA ±	2.79	6-1-2035	215,897	231,341
FNMA ±	2.96	3-1-2041	3,345,511	3,505,162
FNMA	3.00	9-16-2014	2,500,000	2,590,030
FNMA	3.00	10-1-2021	9,699,937	10,183,234
FNMA	3.00	8-1-2026	338,046	352,090
FNMA	3.00	9-1-2026	214,933	223,862
FNMA	3.00	11-1-2026	3,261,902	3,397,413
FNMA	3.00	11-1-2026	289,703	301,738
FNMA	3.00	2-1-2027	1,817,148	1,893,774
FNMA	3.00	2-1-2027	213,418	222,284
FNMA	3.00	4-1-2027	344,068	358,577
FNMA	3.00	5-1-2027	413,077	430,496
FNMA	3.00	6-1-2027	271,816	283,278
FNMA	3.00	7-1-2027	485,534	506,008
FNMA	3.00	7-1-2027	628,519	655,023
FNMA	3.00	8-1-2027	3,089,131	3,219,395
FNMA	3.00	8-1-2027	3,384,023	3,526,722
FNMA	3.00	8-1-2027	17,371,496	18,104,026
FNMA	3.00	9-1-2027	2,518,532	2,624,735
FNMA	3.00	9-1-2027	2,337,994	2,436,584
FNMA	3.00	9-1-2027	10,177,894	10,607,081
FNMA	3.00	9-1-2027	3,671,021	3,825,823
FNMA	3.00	10-1-2027	4,434,391	4,621,383
FNMA	3.00	9-1-2042	2,993,548	3,013,627
FNMA	3.00	9-1-2042	44,560	44,859
FNMA	3.00	9-1-2042	720,074	724,904
FNMA	3.00	9-1-2042	684,599	689,191
FNMA	3.00	10-1-2042	5,368,150	5,404,157
FNMA	3.00	10-1-2042	1,399,670	1,409,058
FNMA	3.00	11-1-2042	9,770,500	9,836,034
FNMA	3.00	12-1-2042	9,819,930	9,885,796
FNMA	3.00	2-1-2043	10,000,993	10,067,877
FNMA	3.00	3-1-2043	11,907,587	11,987,223
FNMA	3.00	4-1-2043	9,975,742	10,042,458
FNMA	3.00	5-1-2043	10,000,000	10,066,878
FNMA %%	3.00	6-1-2043	10,000,000	10,057,812
FNMA ±	3.03	3-1-2041	6,008,087	6,309,053
FNMA	3.40	9-27-2032	250,000	244,828
FNMA ±	3.50	10-1-2040	3,274,662	3,458,719
FNMA	3.50	11-1-2025	3,553,594	3,740,818
FNMA	3.50	12-1-2025	7,808,879	8,337,430
FNMA	3.50	12-1-2026	11,937,180	12,566,100
FNMA	3.50	1-1-2036	29,116	30,211
FNMA	3.50	10-1-2040	1,983,842	2,057,206
FNMA	3.50	12-1-2040	247,067	256,204

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	1-1-2041	$49,112	$50,928
FNMA	3.50	1-1-2041	143,595	148,905
FNMA	3.50	1-1-2041	52,793	54,746
FNMA	3.50	1-1-2041	456,878	473,774
FNMA	3.50	1-1-2041	1,506,752	1,564,827
FNMA	3.50	2-1-2041	3,571,734	3,703,820
FNMA	3.50	2-1-2041	665,505	692,611
FNMA	3.50	2-1-2041	74,444	77,198
FNMA	3.50	2-1-2041	636,004	659,524
FNMA	3.50	9-1-2042	9,469,013	9,819,186
FNMA	3.50	9-1-2042	14,220,049	14,763,694
FNMA	3.50	10-1-2042	7,490,457	7,776,824
FNMA %%	3.50	6-1-2043	37,500,000	38,853,518
FNMA	4.00	6-1-2019	519,998	553,793
FNMA	4.00	2-1-2024	15,781	16,767
FNMA	4.00	3-1-2024	819,229	870,423
FNMA	4.00	4-1-2024	1,490,104	1,583,221
FNMA	4.00	5-1-2024	54,245	57,635
FNMA	4.00	6-1-2024	336,220	357,230
FNMA	4.00	6-1-2024	172,677	183,467
FNMA	4.00	6-1-2024	500,340	531,607
FNMA	4.00	9-1-2024	128,876	136,929
FNMA	4.00	10-1-2024	144,056	153,058
FNMA	4.00	1-1-2025	466,698	492,724
FNMA	4.00	2-1-2025	803,659	853,880
FNMA	4.00	3-1-2025	3,134,481	3,403,821
FNMA	4.00	3-1-2025	139,806	148,542
FNMA	4.00	5-1-2025	1,138,461	1,202,661
FNMA	4.00	7-1-2025	2,212,785	2,351,063
FNMA	4.00	4-1-2026	798,730	844,771
FNMA	4.00	5-1-2026	2,297,935	2,441,534
FNMA	4.00	2-1-2039	547,850	578,506
FNMA	4.00	2-1-2039	108,928	114,989
FNMA	4.00	3-1-2039	105,698	111,613
FNMA	4.00	8-1-2039	695,798	734,733
FNMA	4.00	8-1-2039	1,803,790	1,904,726
FNMA	4.00	8-1-2039	4,265,516	4,620,173
FNMA	4.00	8-1-2039	471,019	497,376
FNMA	4.00	11-1-2039	36,380	38,416
FNMA	4.00	1-1-2040	414,098	437,270
FNMA	4.00	1-1-2040	458,369	484,018
FNMA	4.00	3-1-2040	19,607	20,698
FNMA	4.00	3-1-2040	661,037	697,820
FNMA	4.00	4-1-2040	2,517,569	2,657,660
FNMA	4.00	8-1-2040	113,631	119,919
FNMA	4.00	8-1-2040	2,284,222	2,411,328
FNMA	4.00	8-1-2040	1,195,237	1,261,747
FNMA	4.00	8-1-2040	620,730	655,271
FNMA	4.00	9-1-2040	140,896	148,737
FNMA	4.00	9-1-2040	29,025	30,640
FNMA	4.00	9-1-2040	26,436	27,907
FNMA	4.00	10-1-2040	59,919	63,253
FNMA	4.00	10-1-2040	65,186	68,813
FNMA	4.00	10-1-2040	319,377	337,149
FNMA	4.00	10-1-2040	894,816	944,608
FNMA	4.00	11-1-2040	111,250	117,440
FNMA	4.00	11-1-2040	4,397,636	4,676,699
FNMA	4.00	11-1-2040	555,690	586,612
FNMA	4.00	11-1-2040	493,260	520,707
FNMA	4.00	11-1-2040	254,258	268,407
FNMA	4.00	11-1-2040	383,323	404,653
FNMA	4.00	11-1-2040	61,571	64,997
FNMA	4.00	11-1-2040	40,002	42,228
FNMA	4.00	12-1-2040	209,694	221,362
FNMA	4.00	12-1-2040	571,597	603,403

8

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	12-1-2040	$1,230,986	$1,299,484
FNMA	4.00	12-1-2040	109,072	115,141
FNMA	4.00	12-1-2040	3,780,992	4,074,095
FNMA	4.00	12-1-2040	18,719	19,760
FNMA	4.00	12-1-2040	36,792	38,839
FNMA	4.00	12-1-2040	153,863	162,425
FNMA	4.00	12-1-2040	513,048	541,597
FNMA	4.00	1-1-2041	110,812	116,979
FNMA	4.00	1-1-2041	5,814,652	6,138,209
FNMA	4.00	1-1-2041	14,650	15,466
FNMA	4.00	2-1-2041	278,876	294,655
FNMA	4.00	2-1-2041	6,512,713	6,875,114
FNMA	4.00	2-1-2041	499,121	526,895
FNMA	4.00	3-1-2041	162,189	171,214
FNMA	4.00	4-1-2041	410,653	433,504
FNMA	4.00	5-1-2041	6,853,617	7,241,413
FNMA	4.00	7-1-2041	166,233	175,639
FNMA	4.00	7-1-2041	24,802	26,206
FNMA	4.00	8-1-2041	36,022	38,060
FNMA	4.00	8-1-2041	511,067	539,985
FNMA	4.00	10-1-2041	373,441	394,571
FNMA	4.00	10-1-2041	172,166	181,747
FNMA	4.00	10-1-2041	2,180,052	2,303,405
FNMA	4.00	10-1-2041	2,048,015	2,163,898
FNMA	4.00	11-1-2041	1,699,579	1,795,746
FNMA	4.00	11-1-2041	502,111	530,522
FNMA	4.00	12-1-2041	520,176	549,609
FNMA	4.00	12-1-2041	327,953	346,510
FNMA	4.00	12-1-2041	374,548	395,741
FNMA	4.00	1-1-2042	140,248	148,184
FNMA	4.00	1-1-2042	24,445	25,828
FNMA	4.00	2-1-2042	186,153	197,898
FNMA	4.00	2-1-2042	23,398	24,721
FNMA	4.00	2-1-2042	177,619	189,335
FNMA	4.00	2-1-2042	7,000,000	7,396,078
FNMA	4.00	4-1-2042	2,291,521	2,421,182
FNMA	4.00	7-1-2042	115,828	122,744
FNMA	4.38	10-15-2015	1,000,000	1,093,041
FNMA	4.50	7-1-2013	136	141
FNMA	4.50	9-1-2013	3,766	3,915
FNMA	4.50	11-1-2014	7,162	7,653
FNMA	4.50	5-1-2015	16,865	17,974
FNMA	4.50	3-1-2018	50,575	54,019
FNMA	4.50	4-1-2018	229,753	245,403
FNMA	4.50	12-1-2018	28,520	30,462
FNMA	4.50	5-1-2019	25,684	27,369
FNMA	4.50	1-1-2020	50,597	54,012
FNMA	4.50	8-1-2020	29,722	31,728
FNMA	4.50	10-1-2020	81,167	86,645
FNMA	4.50	10-1-2020	37,248	39,762
FNMA	4.50	12-1-2020	122,589	130,863
FNMA	4.50	1-1-2021	64,484	68,836
FNMA	4.50	3-1-2022	681,958	728,410
FNMA	4.50	3-1-2022	75,776	80,937
FNMA	4.50	5-1-2022	18,881	20,639
FNMA	4.50	11-1-2022	133,062	142,126
FNMA	4.50	2-1-2023	572,394	610,131
FNMA	4.50	3-1-2023	52,817	56,299
FNMA	4.50	3-1-2023	10,431	11,119
FNMA	4.50	3-1-2023	287,903	307,334
FNMA	4.50	5-1-2023	163,678	174,469
FNMA	4.50	5-1-2023	72,807	77,607
FNMA	4.50	5-1-2023	40,476	43,144
FNMA	4.50	5-1-2023	31,127	33,179
FNMA	4.50	6-1-2023	374,552	399,245

9

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	12-1-2023	$153,016	$163,104
FNMA	4.50	3-1-2024	35,050	37,355
FNMA	4.50	5-1-2024	35,801	38,684
FNMA	4.50	5-1-2024	526,176	560,866
FNMA	4.50	7-1-2024	1,961,524	2,090,537
FNMA	4.50	8-1-2024	13,448	14,333
FNMA	4.50	8-1-2024	229,171	244,243
FNMA	4.50	8-1-2024	150,452	160,347
FNMA	4.50	1-1-2025	2,108,150	2,246,807
FNMA	4.50	3-1-2025	149,323	159,168
FNMA	4.50	3-1-2025	2,332,675	2,488,417
FNMA	4.50	4-1-2025	270,561	288,357
FNMA	4.50	4-1-2025	65,858	71,519
FNMA	4.50	10-1-2025	403,183	436,831
FNMA	4.50	2-1-2026	350,101	379,319
FNMA	4.50	2-1-2026	56,672	61,099
FNMA	4.50	4-1-2026	1,210,771	1,293,243
FNMA	4.50	5-1-2026	80,423	85,901
FNMA	4.50	6-1-2026	41,962	44,820
FNMA	4.50	4-1-2028	73,437	79,245
FNMA	4.50	4-1-2028	38,070	41,080
FNMA	4.50	4-1-2028	88,354	95,728
FNMA	4.50	3-1-2029	83,763	90,230
FNMA	4.50	5-1-2029	8,295,412	8,878,851
FNMA	4.50	10-1-2029	519,358	555,885
FNMA	4.50	9-1-2033	456,798	489,496
FNMA	4.50	4-1-2035	92,337	98,716
FNMA	4.50	5-1-2035	29,903	31,969
FNMA	4.50	7-1-2035	6,783	7,252
FNMA	4.50	8-1-2035	20,965	22,414
FNMA	4.50	9-1-2035	3,676,731	3,930,730
FNMA	4.50	9-1-2035	679,567	726,513
FNMA	4.50	9-1-2035	52,797	56,444
FNMA	4.50	10-1-2035	172,571	184,493
FNMA	4.50	3-1-2038	1,039,294	1,110,441
FNMA	4.50	2-1-2039	509,519	544,399
FNMA	4.50	2-1-2039	25,511	27,257
FNMA	4.50	2-1-2039	100,692	107,585
FNMA	4.50	2-1-2039	46,546	49,732
FNMA	4.50	3-1-2039	2,138,066	2,284,433
FNMA	4.50	3-1-2039	2,727,895	2,914,641
FNMA	4.50	4-1-2039	15,833	16,917
FNMA	4.50	4-1-2039	2,277,001	2,432,880
FNMA	4.50	4-1-2039	796,938	851,495
FNMA	4.50	5-1-2039	2,482,237	2,728,183
FNMA	4.50	5-1-2039	906,127	993,134
FNMA	4.50	6-1-2039	1,542,069	1,647,635
FNMA	4.50	9-1-2039	2,214,751	2,425,197
FNMA	4.50	12-1-2039	260,004	277,803
FNMA	4.50	2-1-2040	4,612,564	5,055,463
FNMA	4.50	2-1-2040	3,541,950	3,784,424
FNMA	4.50	3-1-2040	3,493,177	3,872,038
FNMA	4.50	5-1-2040	1,472,039	1,602,712
FNMA	4.50	5-1-2040	3,145,273	3,444,138
FNMA	4.50	6-1-2040	1,218,842	1,303,804
FNMA	4.50	8-1-2040	3,717,521	3,972,013
FNMA	4.50	8-1-2040	387,761	414,790
FNMA	4.50	9-1-2040	46,895	50,106
FNMA	4.50	10-1-2040	579,620	621,977
FNMA	4.50	10-1-2040	3,288,144	3,517,353
FNMA	4.50	11-1-2040	2,523,179	2,699,064
FNMA	4.50	2-1-2041	10,503,917	11,242,685
FNMA	4.50	4-1-2041	2,463,273	2,667,312
FNMA	4.50	5-1-2041	14,436	15,451
FNMA %%	4.50	6-1-2043	9,500,000	10,147,188

10

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.63%	10-15-2014	$1,000,000	$1,059,332
FNMA	4.88	12-15-2016	950,000	1,087,895
FNMA	5.00	12-1-2014	259,406	277,242
FNMA	5.00	4-15-2015	3,000,000	3,259,623
FNMA	5.00	8-1-2015	345,928	369,170
FNMA	5.00	11-1-2015	368,140	392,873
FNMA	5.00	2-13-2017	500,000	577,341
FNMA	5.00	5-11-2017	1,200,000	1,390,628
FNMA	5.00	12-1-2017	651,547	696,949
FNMA	5.00	6-1-2018	412,131	440,509
FNMA	5.00	10-1-2018	261,337	279,331
FNMA	5.00	11-1-2018	91,343	97,632
FNMA	5.00	6-1-2019	182,871	196,871
FNMA	5.00	9-1-2019	617,106	660,108
FNMA	5.00	10-1-2019	245,986	264,818
FNMA	5.00	11-1-2019	232,782	248,785
FNMA	5.00	6-1-2020	121,002	130,266
FNMA	5.00	5-1-2023	120,119	129,203
FNMA	5.00	5-1-2023	871,212	937,910
FNMA	5.00	6-1-2023	145,992	157,718
FNMA	5.00	6-1-2023	344,153	370,501
FNMA	5.00	4-1-2024	192,395	207,124
FNMA	5.00	9-1-2024	182,589	198,614
FNMA	5.00	3-1-2025	2,263,825	2,437,139
FNMA	5.00	4-1-2034	316,344	350,435
FNMA	5.00	4-1-2034	723,700	785,408
FNMA	5.00	4-1-2035	3,066,662	3,324,314
FNMA	5.00	6-1-2035	1,148,532	1,243,233
FNMA	5.00	7-1-2035	49,985	54,106
FNMA	5.00	7-1-2035	119,340	129,180
FNMA	5.00	7-1-2035	86,868	94,031
FNMA	5.00	8-1-2035	134,975	146,699
FNMA	5.00	10-1-2035	4,070,521	4,424,502
FNMA	5.00	11-1-2035	1,149,153	1,243,906
FNMA	5.00	2-1-2036	5,004,703	5,430,263
FNMA	5.00	7-1-2036	127,543	137,541
FNMA	5.00	11-1-2036	521,737	562,637
FNMA	5.00	11-1-2036	373,805	405,211
FNMA	5.00	5-1-2037	98,067	105,754
FNMA	5.00	5-1-2037	100,800	108,702
FNMA	5.00	5-1-2037	336,901	363,312
FNMA	5.00	6-1-2037	104,870	113,091
FNMA	5.00	8-1-2037	815,235	879,142
FNMA	5.00	2-1-2038	2,571,567	2,783,604
FNMA	5.00	3-1-2038	1,944,550	2,096,987
FNMA	5.00	4-1-2038	100,844	108,750
FNMA	5.00	5-1-2038	578,728	624,095
FNMA	5.00	5-1-2038	368,258	397,126
FNMA	5.00	5-1-2038	206,338	222,513
FNMA	5.00	7-1-2038	15,126	16,312
FNMA	5.00	7-1-2038	13,697	14,771
FNMA	5.00	11-1-2038	310,054	334,360
FNMA	5.00	11-1-2038	168,684	181,908
FNMA	5.00	11-1-2038	14,113	15,219
FNMA	5.00	4-1-2039	473,233	511,218
FNMA	5.00	4-1-2039	716,463	772,628
FNMA	5.00	6-1-2039	1,225,482	1,321,550
FNMA	5.00	7-1-2039	928,413	1,001,193
FNMA	5.00	8-1-2039	6,607,791	7,131,984
FNMA	5.00	10-1-2039	1,318,637	1,424,480
FNMA	5.00	7-1-2040	9,806,343	10,798,790
FNMA	5.00	4-1-2041	3,694,039	4,048,268
FNMA	5.00	8-1-2041	566,408	620,722
FNMA	5.38	7-15-2016	1,000,000	1,146,634
FNMA	5.38	6-12-2017	1,500,000	1,766,868

11

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.45%	10-18-2021	$200,000	$229,870
FNMA ±	5.48	12-1-2036	34,629	37,392
FNMA	5.50	4-1-2014	22,780	23,029
FNMA	5.50	7-1-2014	122,639	130,360
FNMA	5.50	12-1-2014	4,958	5,286
FNMA	5.50	2-1-2015	30,662	32,691
FNMA	5.50	2-1-2016	14,166	15,104
FNMA	5.50	6-1-2016	305,589	325,841
FNMA	5.50	8-1-2016	44,011	46,933
FNMA	5.50	11-1-2016	14,049	14,980
FNMA	5.50	11-1-2016	322,509	343,883
FNMA	5.50	1-1-2017	181,129	193,000
FNMA	5.50	2-1-2017	6,640	7,096
FNMA	5.50	2-1-2017	118,935	126,829
FNMA	5.50	4-1-2017	156,027	166,367
FNMA	5.50	6-1-2017	292,271	311,640
FNMA	5.50	7-1-2017	278,902	297,386
FNMA	5.50	8-1-2017	69,422	74,023
FNMA	5.50	10-1-2017	277,730	296,163
FNMA	5.50	3-1-2018	101,495	108,231
FNMA	5.50	4-1-2018	101,682	108,421
FNMA	5.50	12-1-2018	1,173,615	1,254,199
FNMA	5.50	5-1-2021	288,597	313,499
FNMA	5.50	12-1-2021	83,965	91,409
FNMA	5.50	5-1-2023	302,160	328,233
FNMA	5.50	8-1-2023	6,101	6,642
FNMA	5.50	9-1-2023	98,057	106,751
FNMA	5.50	10-1-2023	9,314	10,140
FNMA	5.50	10-1-2023	229,281	249,610
FNMA	5.50	11-1-2023	67,051	72,996
FNMA	5.50	11-1-2023	13,770	14,991
FNMA	5.50	2-1-2024	27,644	30,095
FNMA	5.50	6-1-2024	303,234	330,119
FNMA	5.50	7-1-2024	533,277	580,559
FNMA	5.50	5-1-2025	418,691	447,439
FNMA	5.50	8-1-2025	163,566	178,732
FNMA	5.50	7-1-2033	239,460	261,962
FNMA	5.50	9-1-2033	694,007	760,308
FNMA	5.50	11-1-2033	291,281	318,653
FNMA	5.50	7-1-2034	343,111	376,212
FNMA	5.50	9-1-2034	128,818	141,246
FNMA	5.50	10-1-2034	110,605	121,276
FNMA	5.50	12-1-2034	601,169	659,165
FNMA	5.50	1-1-2035	578,446	633,527
FNMA	5.50	1-1-2035	3,501,582	3,839,386
FNMA	5.50	8-1-2035	82,301	89,727
FNMA	5.50	8-1-2035	416,105	453,647
FNMA	5.50	8-1-2035	888,879	969,076
FNMA	5.50	9-1-2035	513,683	561,874
FNMA	5.50	12-1-2035	1,194,717	1,302,506
FNMA	5.50	1-1-2036	2,623,936	2,860,672
FNMA	5.50	1-1-2036	71,544	77,428
FNMA	5.50	2-1-2036	722,010	783,541
FNMA	5.50	4-1-2036	2,260,298	2,452,924
FNMA	5.50	4-1-2036	760,035	828,607
FNMA	5.50	9-1-2036	73,413	79,670
FNMA	5.50	2-1-2037	341,823	381,957
FNMA	5.50	3-1-2037	142,597	154,750
FNMA	5.50	5-1-2037	407,178	443,278
FNMA	5.50	6-1-2037	440,882	486,583
FNMA	5.50	2-1-2038	994,622	1,070,216
FNMA	5.50	2-1-2038	140,161	151,931
FNMA	5.50	2-1-2038	195,653	212,082
FNMA	5.50	2-1-2038	1,252,659	1,357,847
FNMA	5.50	4-1-2038	2,384,300	2,584,514

12

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	5-1-2038	$2,182,282	$2,368,260
FNMA	5.50	5-1-2038	128,074	137,808
FNMA	5.50	6-1-2038	2,482,290	2,690,732
FNMA	5.50	6-1-2038	17,359	18,678
FNMA	5.50	7-1-2038	2,325,802	2,521,104
FNMA	5.50	8-1-2038	172,792	185,876
FNMA	5.50	9-1-2038	272,350	293,049
FNMA	5.50	9-1-2038	493,185	534,598
FNMA	5.50	11-1-2038	1,046,535	1,134,415
FNMA	5.50	1-1-2039	867,330	940,161
FNMA	5.50	1-1-2039	376,408	405,016
FNMA	5.50	2-1-2039	3,847,023	4,194,108
FNMA	5.50	5-1-2039	844,271	915,166
FNMA	5.50	6-1-2039	1,796,846	1,947,731
FNMA	5.50	6-1-2041	7,500,000	8,128,125
FNMA ±	5.51	1-1-2037	41,064	44,338
FNMA	5.63	7-15-2037	150,000	202,442
FNMA	6.00	8-1-2013	208	209
FNMA	6.00	1-1-2014	29,860	30,176
FNMA	6.00	1-1-2014	7,302	7,949
FNMA	6.00	4-1-2014	18,578	20,212
FNMA	6.00	7-1-2016	13,916	14,705
FNMA	6.00	9-1-2016	7,404	7,702
FNMA	6.00	11-1-2017	308,394	324,940
FNMA	6.00	11-1-2017	18,007	18,134
FNMA	6.00	1-1-2018	150,102	158,017
FNMA	6.00	1-1-2018	85,213	89,858
FNMA	6.00	5-1-2021	245,963	267,911
FNMA	6.00	5-1-2021	205,887	225,406
FNMA	6.00	9-1-2021	100,706	110,253
FNMA	6.00	8-1-2022	98,323	108,108
FNMA	6.00	10-1-2022	237,263	260,876
FNMA	6.00	2-1-2023	32,858	36,129
FNMA	6.00	7-1-2023	302,853	333,006
FNMA	6.00	10-1-2023	111,842	122,977
FNMA	6.00	11-1-2023	72,639	80,288
FNMA	6.00	12-1-2023	124,658	137,070
FNMA	6.00	9-1-2024	13,535	14,895
FNMA	6.00	11-1-2033	57,095	63,699
FNMA	6.00	8-1-2034	214,797	238,005
FNMA	6.00	9-1-2034	202,950	224,940
FNMA	6.00	10-1-2034	197,265	218,639
FNMA	6.00	11-1-2034	294,701	326,633
FNMA	6.00	3-1-2035	115,179	126,399
FNMA	6.00	1-1-2036	883,085	969,111
FNMA	6.00	3-1-2036	45,269	49,283
FNMA	6.00	4-18-2036	500,000	567,692
FNMA	6.00	9-1-2036	9,289	10,136
FNMA	6.00	9-1-2036	234,827	256,236
FNMA	6.00	9-1-2036	208,271	227,259
FNMA	6.00	11-1-2036	1,954,274	2,132,437
FNMA	6.00	1-1-2037	1,146,930	1,253,354
FNMA	6.00	2-1-2037	4,538	4,952
FNMA	6.00	2-1-2037	3,271,015	3,569,219
FNMA	6.00	3-1-2037	689,825	751,851
FNMA	6.00	4-1-2037	20,217	22,029
FNMA	6.00	5-1-2037	1,028,602	1,121,090
FNMA	6.00	5-1-2037	15,975	17,412
FNMA	6.00	6-1-2037	20,902	22,781
FNMA	6.00	7-1-2037	1,983,699	2,162,064
FNMA	6.00	8-1-2037	12,122	13,212
FNMA	6.00	8-1-2037	1,638,740	1,786,088
FNMA	6.00	8-1-2037	303,437	332,996
FNMA	6.00	8-1-2037	110,805	120,768
FNMA	6.00	9-1-2037	132,205	144,093

13

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2037	$103,092	$112,362
FNMA	6.00	9-1-2037	12,090	13,177
FNMA	6.00	9-1-2037	86,194	93,944
FNMA	6.00	9-1-2037	111,677	121,718
FNMA	6.00	9-1-2037	830,305	904,963
FNMA	6.00	9-1-2037	55,714	60,723
FNMA	6.00	9-1-2037	106,026	115,559
FNMA	6.00	9-1-2037	141,913	154,673
FNMA	6.00	10-1-2037	7,790	8,490
FNMA	6.00	10-1-2037	646,813	706,184
FNMA	6.00	10-1-2037	3,629	3,955
FNMA	6.00	10-1-2037	2,762,549	3,010,945
FNMA	6.00	10-1-2037	1,289,186	1,434,917
FNMA	6.00	10-1-2037	1,493,549	1,624,225
FNMA	6.00	10-1-2037	81,249	88,555
FNMA	6.00	10-1-2037	222,192	242,170
FNMA	6.00	11-1-2037	13,263	14,456
FNMA	6.00	11-1-2037	15,803	17,224
FNMA	6.00	11-1-2037	78,883	85,975
FNMA	6.00	11-1-2037	74,735	81,455
FNMA	6.00	11-1-2037	37,035	40,365
FNMA	6.00	12-1-2037	59,005	64,311
FNMA	6.00	1-1-2038	694,385	756,821
FNMA	6.00	1-1-2038	69,484	75,731
FNMA	6.00	1-1-2038	58,060	63,280
FNMA	6.00	2-1-2038	2,813	3,066
FNMA	6.00	2-1-2038	31,330	34,147
FNMA	6.00	2-1-2038	173,037	189,047
FNMA	6.00	2-1-2038	156,823	170,924
FNMA	6.00	5-1-2038	27,050	29,482
FNMA	6.00	6-1-2038	57,466	62,633
FNMA	6.00	7-1-2038	14,883	16,240
FNMA	6.00	7-1-2038	581,683	633,985
FNMA	6.00	7-1-2038	169,946	185,227
FNMA	6.00	7-1-2038	260,837	284,616
FNMA	6.00	7-1-2038	13,965	15,220
FNMA	6.00	8-1-2038	2,273	2,481
FNMA	6.00	8-1-2038	75,869	82,691
FNMA	6.00	8-1-2038	109,009	118,810
FNMA	6.00	8-1-2038	44,027	47,986
FNMA	6.00	8-1-2038	16,944	18,467
FNMA	6.00	8-1-2038	97,947	106,633
FNMA	6.00	9-1-2038	20,313	22,336
FNMA	6.00	9-1-2038	4,800	5,232
FNMA	6.00	9-1-2038	23,185	25,496
FNMA	6.00	9-1-2038	5,848	6,373
FNMA	6.00	9-1-2038	156,620	170,703
FNMA	6.00	9-1-2038	54,287	60,967
FNMA	6.00	9-1-2038	71,437	77,861
FNMA	6.00	9-1-2038	44,378	48,368
FNMA	6.00	9-1-2038	126,369	137,731
FNMA	6.00	9-1-2038	42,640	46,474
FNMA	6.00	9-1-2038	102,787	112,029
FNMA	6.00	9-1-2038	101,513	110,641
FNMA	6.00	9-1-2038	99,916	108,900
FNMA	6.00	10-1-2038	73,597	80,214
FNMA	6.00	10-1-2038	30,196	32,911
FNMA	6.00	10-1-2038	45,329	49,405
FNMA	6.00	10-1-2038	128,065	139,581
FNMA	6.00	11-1-2038	12,741	14,010
FNMA	6.00	11-1-2038	85,211	92,613
FNMA	6.00	11-1-2038	1,022,509	1,114,449
FNMA	6.00	11-1-2038	76,485	83,362
FNMA	6.00	11-1-2038	48,013	52,330
FNMA	6.00	11-1-2038	33,076	36,009

14

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	11-1-2038	$77,638	$84,618
FNMA	6.00	12-1-2038	126,719	141,677
FNMA	6.00	12-1-2038	120,572	131,413
FNMA	6.00	12-1-2038	89,345	97,378
FNMA	6.00	1-1-2039	72,262	78,760
FNMA	6.00	1-1-2039	93,877	102,230
FNMA	6.00	2-1-2039	126,492	137,865
FNMA	6.00	3-1-2039	16,264	17,757
FNMA	6.00	4-1-2039	125,802	136,996
FNMA	6.00	9-1-2039	4,530	4,937
FNMA	6.00	9-1-2039	316,690	345,166
FNMA	6.00	10-1-2039	4,985,590	5,440,105
FNMA	6.00	4-1-2040	449,577	489,439
FNMA	6.00	6-1-2040	38,967	42,471
FNMA	6.21	8-6-2038	200,000	281,864
FNMA	6.25	5-15-2029	500,000	689,334
FNMA	6.50	8-1-2015	6,101	6,149
FNMA	6.50	6-1-2036	46,752	54,753
FNMA	6.50	7-1-2036	379,848	425,195
FNMA	6.50	9-1-2036	178,595	199,807
FNMA	6.50	9-1-2036	13,453	15,756
FNMA	6.50	12-1-2036	457,682	536,004
FNMA	6.50	4-1-2037	45,402	51,577
FNMA	6.50	5-1-2037	89,725	98,698
FNMA	6.50	5-1-2037	2,504	2,777
FNMA	6.50	6-1-2037	415,874	466,755
FNMA	6.50	6-1-2037	193,954	219,074
FNMA	6.50	8-1-2037	92,623	108,542
FNMA	6.50	9-1-2037	1,065,095	1,188,339
FNMA	6.50	9-1-2037	5,881	6,812
FNMA	6.50	10-1-2037	111,569	125,148
FNMA	6.50	10-1-2037	62,019	72,678
FNMA	6.50	10-1-2037	2,044,607	2,281,783
FNMA	6.50	11-1-2037	700,099	820,421
FNMA	6.50	11-1-2037	18,652	21,858
FNMA	6.50	11-1-2037	135,724	151,514
FNMA	6.50	1-1-2038	82,949	97,256
FNMA	6.50	3-1-2038	18,952	21,146
FNMA	6.50	7-1-2038	13,140	15,407
FNMA	6.50	9-1-2038	117,490	137,756
FNMA	6.50	9-1-2038	28,190	33,053
FNMA	6.50	9-1-2038	6,584	7,112
FNMA	6.50	9-1-2038	56,734	66,443
FNMA	6.50	10-1-2038	117,373	130,971
FNMA	6.50	1-1-2039	1,168,457	1,304,047
FNMA	6.50	2-1-2039	140,449	159,043
FNMA	6.50	10-1-2039	902,006	1,006,647
FNMA	6.63	11-15-2030	1,300,000	1,878,627
FNMA	7.00	6-1-2036	125,333	147,489
FNMA	7.00	8-1-2037	62,450	70,634
FNMA	7.00	10-1-2038	5,213	6,146
FNMA	7.13	1-15-2030	500,000	748,883
FNMA	7.25	5-15-2030	1,300,000	1,977,990
GNMA	3.00	9-15-2042	4,519,418	4,614,608
GNMA	3.00	9-15-2042	362,343	369,975
GNMA	3.00	11-15-2042	9,751,083	9,956,465
GNMA	3.00	11-20-2042	4,878,052	4,979,882
GNMA	3.00	1-20-2043	9,880,828	10,087,091
GNMA	3.00	2-20-2043	9,943,317	10,166,420
GNMA	3.00	3-20-2043	7,463,204	7,618,998
GNMA	3.00	4-20-2043	1,995,077	2,036,724
GNMA	3.50	12-15-2040	642,590	679,720
GNMA	3.50	1-15-2041	610,018	642,597
GNMA	3.50	10-15-2041	3,900,061	4,108,349
GNMA	3.50	3-20-2042	2,584,554	2,715,640

15

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.50%	4-20-2042	$1,746,802	$1,835,397
GNMA	3.50	5-15-2042	4,380,767	4,614,728
GNMA	3.50	5-15-2042	2,239,196	2,358,784
GNMA	3.50	6-15-2042	12,674,078	13,350,954
GNMA	3.50	6-20-2042	2,735,976	2,874,741
GNMA	3.50	7-15-2042	4,154,821	4,376,714
GNMA	3.50	10-20-2042	4,764,795	5,006,460
GNMA	3.50	3-20-2043	4,981,192	5,233,832
GNMA	3.50	4-15-2043	9,368,806	9,869,160
GNMA	3.50	4-20-2043	5,984,774	6,288,315
GNMA %%	3.50	6-15-2043	8,000,000	8,413,750
GNMA	4.00	6-15-2039	459,341	488,721
GNMA	4.00	7-15-2039	143,759	152,954
GNMA	4.00	7-15-2039	591,496	629,329
GNMA	4.00	8-15-2040	6,103,635	6,507,381
GNMA	4.00	9-15-2040	8,665,633	9,237,271
GNMA	4.00	10-15-2040	2,450,119	2,655,068
GNMA	4.00	12-15-2040	4,080,183	4,464,836
GNMA	4.00	1-15-2041	1,648,256	1,803,642
GNMA	4.00	1-15-2041	4,105,780	4,492,846
GNMA	4.00	7-15-2041	1,476,140	1,570,094
GNMA	4.00	10-20-2041	2,500,320	2,676,520
GNMA	4.00	11-20-2041	6,865,472	7,332,056
GNMA	4.00	2-20-2042	1,701,727	1,817,378
GNMA	4.00	4-20-2042	7,385,670	7,887,607
GNMA	4.00	3-20-2043	1,983,855	2,118,680
GNMA	4.50	3-15-2037	67,362	72,092
GNMA	4.50	3-15-2038	79,976	85,591
GNMA	4.50	3-15-2039	16,434,699	17,681,039
GNMA	4.50	3-15-2039	725,568	776,505
GNMA	4.50	4-15-2039	1,069,850	1,150,983
GNMA	4.50	5-15-2039	1,502,045	1,629,894
GNMA	4.50	6-15-2039	1,013,151	1,089,985
GNMA	4.50	6-15-2039	495,754	533,350
GNMA	4.50	7-15-2039	1,986,914	2,137,593
GNMA	4.50	7-15-2039	1,066,405	1,147,277
GNMA	4.50	9-15-2039	904,522	973,118
GNMA	4.50	9-15-2039	3,780,719	4,067,433
GNMA	4.50	10-15-2039	1,517,677	1,632,771
GNMA	4.50	12-15-2039	1,378,818	1,498,463
GNMA	4.50	1-15-2040	1,960,940	2,106,267
GNMA	4.50	4-15-2040	236,201	254,704
GNMA	4.50	5-15-2040	2,693,528	2,935,672
GNMA	4.50	5-15-2040	3,990,959	4,337,268
GNMA	4.50	5-15-2040	63,375	68,195
GNMA	4.50	6-15-2040	1,054,259	1,136,846
GNMA	4.50	6-15-2040	1,725,950	1,875,717
GNMA	4.50	6-15-2040	235,718	254,183
GNMA	4.50	7-15-2040	4,843,188	5,222,584
GNMA	4.50	9-15-2040	705,740	761,025
GNMA	4.50	9-15-2040	169,670	182,961
GNMA	4.50	9-15-2040	661,243	713,042
GNMA	4.50	10-15-2040	95,261	102,723
GNMA	4.50	10-15-2040	92,591	99,092
GNMA	4.50	11-15-2040	3,086,547	3,328,335
GNMA	4.50	11-15-2040	56,012	60,400
GNMA	4.50	12-15-2040	106,954	115,333
GNMA	4.50	2-15-2041	1,897,078	2,061,694
GNMA	4.50	3-15-2041	102,307	109,490
GNMA	4.50	3-15-2041	201,855	216,028
GNMA	4.50	4-15-2041	281,880	301,671
GNMA	4.50	4-15-2041	2,372,758	2,539,351
GNMA	4.50	4-15-2041	385,361	415,363
GNMA	4.50	5-15-2041	69,658	74,548
GNMA	4.50	6-15-2041	177,085	189,518

16

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	6-15-2041	$308,859	$330,544
GNMA	4.50	6-15-2041	2,946,796	3,153,693
GNMA	4.50	7-15-2041	225,269	241,086
GNMA	4.50	10-15-2041	353,622	378,450
GNMA	4.50	10-15-2041	135,237	144,732
GNMA	4.50	10-15-2041	178,102	190,607
GNMA	4.50	11-20-2041	2,057,959	2,233,716
GNMA %%	4.50	6-15-2043	3,500,000	3,743,769
GNMA	5.00	3-15-2035	574,045	622,825
GNMA	5.00	5-15-2038	3,510,107	3,790,833
GNMA	5.00	8-15-2038	19,137	20,667
GNMA	5.00	12-15-2038	1,123,200	1,213,029
GNMA	5.00	3-15-2039	1,453,447	1,577,865
GNMA	5.00	3-15-2039	186,001	201,923
GNMA	5.00	3-15-2039	2,500,002	2,714,006
GNMA	5.00	5-15-2039	563,143	611,349
GNMA	5.00	6-15-2039	3,275,686	3,556,090
GNMA	5.00	7-15-2039	73,163	79,118
GNMA	5.00	9-15-2039	7,186,576	7,905,066
GNMA	5.00	11-15-2039	1,790,250	1,969,233
GNMA	5.00	1-15-2040	3,010,829	3,311,841
GNMA	5.00	2-15-2040	1,772,593	1,949,811
GNMA	5.00	3-15-2040	5,729,245	6,269,809
GNMA	5.00	5-15-2040	2,612,482	2,832,441
GNMA	5.00	7-15-2040	2,092,876	2,276,608
GNMA	5.00	7-15-2040	6,414	7,019
GNMA	5.00	12-15-2040	1,806,293	1,958,374
GNMA	5.00	9-15-2041	240,832	260,093
GNMA	5.00	5-20-2042	3,628,367	4,010,059
GNMA	5.50	9-15-2034	319,760	349,130
GNMA	5.50	11-15-2035	446,131	486,273
GNMA	5.50	12-15-2035	444,216	484,186
GNMA	5.50	2-15-2036	223,562	242,559
GNMA	5.50	3-15-2036	307,819	343,692
GNMA	5.50	5-15-2036	7,023	7,620
GNMA	5.50	5-15-2036	77,445	85,403
GNMA	5.50	2-15-2037	171,519	186,094
GNMA	5.50	6-15-2037	7,998	8,678
GNMA	5.50	8-15-2037	138,888	150,691
GNMA	5.50	2-15-2038	831,586	902,251
GNMA	5.50	2-15-2038	533,481	578,815
GNMA	5.50	3-15-2038	24,997	27,121
GNMA	5.50	3-15-2038	146,205	158,629
GNMA	5.50	4-15-2038	264,764	287,263
GNMA	5.50	5-15-2038	422,383	458,276
GNMA	5.50	5-15-2038	834,192	905,079
GNMA	5.50	6-15-2038	94,261	102,271
GNMA	5.50	6-15-2038	405,781	440,263
GNMA	5.50	6-15-2038	69,760	75,688
GNMA	5.50	7-15-2038	712,668	773,228
GNMA	5.50	8-15-2038	2,779,435	3,070,439
GNMA	5.50	8-15-2038	615,035	667,299
GNMA	5.50	8-15-2038	68,424	74,238
GNMA	5.50	9-15-2038	2,077,247	2,253,765
GNMA	5.50	9-15-2038	153,577	169,051
GNMA	5.50	9-15-2038	152,743	165,722
GNMA	5.50	10-15-2038	144,242	156,499
GNMA	5.50	10-15-2038	1,059,868	1,149,932
GNMA	5.50	11-15-2038	73,938	80,222
GNMA	5.50	11-15-2038	163,138	177,001
GNMA	5.50	11-15-2038	651,708	707,088
GNMA	5.50	11-15-2038	564,596	612,574
GNMA	5.50	12-15-2038	98,968	107,378
GNMA	5.50	12-15-2038	611,533	663,499
GNMA	5.50	12-15-2038	627,870	681,225

17

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	1-15-2039	$138,667	$150,450
GNMA	5.50	1-15-2039	212,346	230,391
GNMA	5.50	7-15-2039	322,227	349,609
GNMA	5.50	7-15-2039	52,504	56,966
GNMA	5.50	8-15-2039	123,043	133,499
GNMA	5.50	10-15-2039	2,131,505	2,312,633
GNMA	5.50	2-15-2040	114,394	124,114
GNMA	5.50	2-15-2040	57,744	62,651
GNMA	5.50	3-15-2040	127,342	138,163
GNMA	5.50	3-15-2040	1,002,938	1,088,164
GNMA	5.50	3-15-2040	92,568	100,434
GNMA	5.50	3-15-2040	280,278	304,095
GNMA	5.50	7-15-2040	87,105	94,507
GNMA	5.50	12-15-2040	157,910	171,329
GNMA	5.50	2-15-2041	187,815	203,775
GNMA	5.50	4-15-2041	702,247	763,458
GNMA	6.00	12-15-2031	22,794	25,803
GNMA	6.00	6-15-2036	474,359	538,831
GNMA	6.00	8-15-2036	14,518	16,244
GNMA	6.00	5-15-2037	64,709	72,402
GNMA	6.00	5-15-2037	13,518	15,159
GNMA	6.00	5-15-2037	292,271	327,017
GNMA	6.00	6-15-2037	35,685	39,927
GNMA	6.00	6-15-2037	129,410	144,795
GNMA	6.00	7-15-2037	71,671	80,191
GNMA	6.00	8-15-2037	149,185	166,921
GNMA	6.00	8-15-2037	13,369	14,959
GNMA	6.00	1-15-2038	5,556	6,216
GNMA	6.00	1-15-2038	547,985	613,131
GNMA	6.00	2-15-2038	11,931	13,349
GNMA	6.00	7-15-2038	849,226	950,184
GNMA	6.00	8-15-2038	994,277	1,112,479
GNMA	6.00	8-15-2038	427,936	478,810
GNMA	6.00	8-15-2038	359,330	402,049
GNMA	6.00	9-15-2038	375,304	419,921
GNMA	6.00	9-15-2038	1,027,253	1,149,376
GNMA	6.00	9-15-2038	12,366	13,837
GNMA	6.00	9-15-2038	5,415	6,059
GNMA	6.00	9-15-2038	7,197	8,053
GNMA	6.00	10-15-2038	88,741	99,291
GNMA	6.00	10-15-2038	84,490	94,534
GNMA	6.00	10-15-2038	229,186	256,433
GNMA	6.00	10-15-2038	525,033	587,450
GNMA	6.00	10-15-2038	72,810	81,466
GNMA	6.00	11-15-2038	132,456	148,203
GNMA	6.00	12-15-2038	12,651	14,184
GNMA	6.00	12-15-2038	690,459	772,543
GNMA	6.00	1-15-2039	7,054	7,893
GNMA	6.00	1-15-2039	234,744	262,651
GNMA	6.00	2-15-2039	6,721	7,520
GNMA	6.00	2-15-2039	499,277	562,689
GNMA	6.00	6-15-2039	33,697	37,703
GNMA	6.00	8-15-2039	11,303	12,646
GNMA	6.00	8-15-2039	42,954	48,235
GNMA	6.00	10-15-2039	89,944	100,637
GNMA	6.00	11-15-2039	6,887	7,706
GNMA	6.00	12-15-2039	653,744	731,463
GNMA	6.00	3-15-2040	2,228	2,492
GNMA	6.00	3-15-2040	9,878	11,221
GNMA	6.00	12-15-2040	497,501	556,645
GNMA	6.00	6-15-2041	1,854,298	2,074,742
GNMA %%	6.00	6-1-2043	4,000,000	4,473,281
GNMA	6.50	11-15-2023	822	910
GNMA	6.50	12-15-2023	1,280	1,414
GNMA	6.50	9-15-2036	86,586	100,561

18

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.50%	9-15-2036	$144,302	$167,592
GNMA	6.50	10-15-2036	153,669	173,915
GNMA	6.50	12-15-2036	26,202	27,856
GNMA	6.50	2-15-2037	29,120	31,501
GNMA	6.50	12-15-2037	78,472	89,966
GNMA	6.50	4-15-2038	72,800	82,459
GNMA	6.50	5-15-2038	64,171	72,475
GNMA	6.50	5-15-2038	14,736	16,691
GNMA	6.50	7-15-2038	7,296	7,427
GNMA	6.50	8-15-2038	25,675	29,081
GNMA	6.50	8-15-2038	88,648	100,409
GNMA	6.50	10-15-2038	121,389	137,494
GNMA	6.50	11-15-2038	102,128	115,678
GNMA	6.50	11-15-2038	3,762	4,259
GNMA	6.50	12-15-2038	260,435	294,988
GNMA	6.50	2-15-2039	2,659	3,013
GNMA	7.00	3-15-2037	17,799	19,567
TVA	3.50	12-15-2042	150,000	137,877
TVA	3.88	2-15-2021	1,320,000	1,492,649
TVA	4.50	4-1-2018	200,000	230,344
TVA	5.25	9-15-2039	400,000	486,234
TVA	5.50	7-18-2017	650,000	765,502
TVA	6.15	1-15-2038	400,000	540,235
TVA Series A	4.65	6-15-2035	200,000	224,348
TVA Series A	4.88	1-15-2048	200,000	225,421
TVA Series C	5.88	4-1-2036	300,000	391,532
Total Agency Securities (Cost $1,488,890,113)				1,512,774,916

Corporate Bonds and Notes : 20.89%
Consumer Discretionary : 1.95%
Auto Components : 0.04%
Borgwarner Incorporated	4.63	9-15-2020	100,000	108,230
Johnson Controls Incorporated	3.75	12-1-2021	500,000	520,122
Johnson Controls Incorporated	4.25	3-1-2021	120,000	129,503
Johnson Controls Incorporated	5.00	3-30-2020	100,000	111,979
Johnson Controls Incorporated	5.50	1-15-2016	250,000	276,533
Johnson Controls Incorporated	5.70	3-1-2041	240,000	269,839
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	152,389
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,749
Turlock Corporation 144A	1.50	11-2-2017	500,000	494,969
				2,113,313

Automobiles : 0.04%
Ford Motor Company	4.75	1-15-2043	1,000,000	932,757
Ford Motor Company	7.45	7-16-2031	1,000,000	1,262,278
				2,195,035

Diversified Consumer Services : 0.05%
Cornell University	5.45	2-1-2019	100,000	118,724
Dartmouth College	4.75	6-1-2019	75,000	87,424
President & Fellows of Harvard College	4.88	10-15-2040	300,000	344,064
Princeton University	5.70	3-1-2039	500,000	637,465
Stanford University	4.75	5-1-2019	500,000	583,255
University of Pennsylvania	4.67	9-1-2112	500,000	512,548
Vanderbilt University	5.25	4-1-2019	250,000	294,168
Yale University	2.90	10-15-2014	163,000	168,494
				2,746,142

19

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 0.16%
Brinker International Incorporated	3.88%	5-15-2023	$150,000	$147,372
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	480,761
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	120,402
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	23,147
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	155,224
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	106,097
International Game Technology	5.50	6-15-2020	250,000	267,854
Marriott International Incorporated	3.00	3-1-2019	200,000	206,992
Marriott International Incorporated	5.81	11-10-2015	425,000	464,877
McDonald’s Corporation	2.63	1-15-2022	1,000,000	997,231
McDonald’s Corporation	3.50	7-15-2020	200,000	215,917
McDonald’s Corporation	3.63	5-20-2021	100,000	107,691
McDonald’s Corporation	3.70	2-15-2042	500,000	461,890
McDonald’s Corporation	5.35	3-1-2018	400,000	470,422
McDonald’s Corporation	5.80	10-15-2017	100,000	118,606
McDonald’s Corporation	6.30	10-15-2037	300,000	396,207
McDonald’s Corporation	6.30	3-1-2038	600,000	799,743
Starbucks Corporation	6.25	8-15-2017	500,000	593,540
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	217,426
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,030,891
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	509,240
Yum! Brands Incorporated	5.30	9-15-2019	250,000	287,792
Yum! Brands Incorporated	6.25	3-15-2018	600,000	710,568
Yum! Brands Incorporated	6.88	11-15-2037	50,000	62,917
				8,952,807

Household Durables : 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	98,898
MDC Holdings Incorporated	5.38	7-1-2015	65,000	69,780
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,960
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	102,301
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	218,583
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	194,824
Tupperware Brands Corporation	4.75	6-1-2021	250,000	262,537
Whirlpool Corporation	4.70	6-1-2022	200,000	215,318
Whirlpool Corporation	4.85	6-15-2021	100,000	107,988
				1,371,189

Internet & Catalog Retail : 0.05%
Amazon.com Incorporated	0.65	11-27-2015	500,000	498,848
Amazon.com Incorporated	1.20	11-29-2017	350,000	345,044
Amazon.com Incorporated	2.50	11-29-2022	500,000	475,076
Expedia Incorporated	5.95	8-15-2020	600,000	666,894
QVC Incorporated 144A	4.38	3-15-2023	300,000	301,979
QVC Incorporated	5.13	7-2-2022	200,000	213,974
QVC Incorporated 144A	5.95	3-15-2043	125,000	128,405
				2,630,220

Leisure Equipment & Products : 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	177,954
Mattel Incorporated	1.70	3-15-2018	125,000	124,440
Mattel Incorporated	2.50	11-1-2016	280,000	290,690
Mattel Incorporated	3.15	3-15-2023	100,000	98,496
Mattel Incorporated	4.35	10-1-2020	100,000	108,531
Mattel Incorporated	6.20	10-1-2040	100,000	117,648
				917,759

Media : 1.19%
CBS Corporation	1.95	7-1-2017	200,000	201,423
CBS Corporation	4.63	5-15-2018	180,000	199,292

20

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CBS Corporation	4.85%	7-1-2042	$200,000	$194,613
CBS Corporation	7.88	7-30-2030	600,000	793,979
CBS Corporation	8.88	5-15-2019	500,000	660,496
CC Holdings GS V LLC 144A	2.38	12-15-2017	100,000	100,483
CC Holdings GS V LLC 144A	3.85	4-15-2023	500,000	499,087
Comcast Corporation	3.13	7-15-2022	500,000	509,706
Comcast Corporation	4.65	7-15-2042	548,000	561,511
Comcast Corporation	4.95	6-15-2016	350,000	390,473
Comcast Corporation	5.15	3-1-2020	500,000	589,119
Comcast Corporation	5.70	5-15-2018	500,000	595,556
Comcast Corporation	5.70	7-1-2019	1,000,000	1,210,050
Comcast Corporation	5.85	11-15-2015	500,000	561,077
Comcast Corporation	5.88	2-15-2018	75,000	89,525
Comcast Corporation	5.90	3-15-2016	975,000	1,106,436
Comcast Corporation	6.30	11-15-2017	500,000	602,380
Comcast Corporation	6.40	3-1-2040	500,000	636,978
Comcast Corporation	6.45	3-15-2037	900,000	1,135,012
Comcast Corporation	6.50	11-15-2035	550,000	697,375
Comcast Corporation	6.55	7-1-2039	650,000	838,144
Comcast Corporation	6.95	8-15-2037	400,000	531,546
Cox Communications Incorporated	5.45	12-15-2014	58,000	62,203
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,024,092
DIRECTV Holdings LLC	3.55	3-15-2015	285,000	297,596
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	507,788
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	377,939
DIRECTV Holdings LLC	4.75	10-1-2014	500,000	525,145
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	775,060
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	487,004
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	372,679
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,177,757
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	428,187
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	161,343
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	558,986
Discovery Communications LLC	3.30	5-15-2022	250,000	249,785
Discovery Communications LLC	3.70	6-1-2015	250,000	263,696
Discovery Communications LLC	4.38	6-15-2021	300,000	325,642
Discovery Communications LLC	4.95	5-15-2042	250,000	252,031
Discovery Communications LLC	5.05	6-1-2020	750,000	855,878
Discovery Communications LLC	5.63	8-15-2019	250,000	295,226
Discovery Communications LLC	6.35	6-1-2040	250,000	298,564
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,005,771
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	278,104
NBCUniversal Media LLC	2.88	4-1-2016	500,000	526,464
NBCUniversal Media LLC	2.88	1-15-2023	500,000	494,353
NBCUniversal Media LLC	3.65	4-30-2015	300,000	316,909
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,675,940
NBCUniversal Media LLC	4.45	1-15-2043	1,000,000	995,552
NBCUniversal Media LLC	5.95	4-1-2041	500,000	603,777
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,263,937
News America Incorporated	3.00	9-15-2022	375,000	366,031
News America Incorporated	4.50	2-15-2021	500,000	556,220
News America Incorporated	5.30	12-15-2014	180,000	192,406
News America Incorporated	6.15	2-15-2041	735,000	860,066
News America Incorporated	6.40	12-15-2035	750,000	887,890
News America Incorporated	6.65	11-15-2037	600,000	728,412
News America Incorporated	6.90	3-1-2019	1,300,000	1,612,767
News America Incorporated	6.90	8-15-2039	500,000	624,413
News America Incorporated	8.15	10-17-2036	250,000	333,816
Omnicom Group Incorporated	3.63	5-1-2022	250,000	251,586
Omnicom Group Incorporated	4.45	8-15-2020	90,000	96,750
Omnicom Group Incorporated	5.90	4-15-2016	500,000	562,892
Omnicom Group Incorporated	6.25	7-15-2019	650,000	771,198
TCI Communications Incorporated	7.13	2-15-2028	350,000	460,879
TCI Communications Incorporated	8.75	8-1-2015	500,000	583,076
Thompson Reuters Corporation	5.85	4-15-2040	134,000	155,621

21

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Thompson Reuters Corporation	6.50%	7-15-2018	$500,000	$605,323
Time Warner Cable Incorporated	3.50	2-1-2015	250,000	260,155
Time Warner Cable Incorporated	4.00	9-1-2021	250,000	261,403
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	317,676
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	530,218
Time Warner Cable Incorporated	4.50	9-15-2042	100,000	89,430
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	278,343
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	566,562
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	603,539
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	305,302
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	576,073
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	347,054
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	576,140
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	974,758
Time Warner Cable Incorporated	6.75	7-1-2018	2,000,000	2,425,030
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	583,858
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	992,436
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,118,443
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	837,927
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	333,897
Time Warner Cable Incorporated	8.75	2-14-2019	204,000	267,841
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	356,461
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	407,874
Time Warner Incorporated	3.15	7-15-2015	400,000	418,914
Time Warner Incorporated	3.40	6-15-2022	100,000	101,235
Time Warner Incorporated	4.90	6-15-2042	51,000	51,339
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,729,922
Time Warner Incorporated	5.88	11-15-2040	250,000	266,253
Time Warner Incorporated	6.25	3-29-2041	500,000	586,835
Time Warner Incorporated	6.50	11-15-2036	252,000	299,266
Time Warner Incorporated	7.57	2-1-2024	250,000	328,302
Time Warner Incorporated	7.70	5-1-2032	700,000	950,683
Viacom Incorporated	1.25	2-27-2015	100,000	100,557
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,038,819
Viacom Incorporated	3.25	3-15-2023	200,000	196,029
Viacom Incorporated	3.50	4-1-2017	100,000	106,372
Viacom Incorporated	4.38	9-15-2014	150,000	156,814
Viacom Incorporated 144A	4.38	3-15-2043	552,000	499,848
Viacom Incorporated	4.50	3-1-2021	500,000	548,140
Viacom Incorporated	4.88	6-15-2043	175,000	173,311
Viacom Incorporated	5.50	5-15-2033	200,000	210,526
Viacom Incorporated	5.63	9-15-2019	150,000	176,804
Viacom Incorporated	6.13	10-5-2017	250,000	294,666
Viacom Incorporated	6.88	4-30-2036	340,000	413,254
Walt Disney Company	0.45	12-1-2015	1,000,000	997,926
Walt Disney Company	0.88	12-1-2014	350,000	352,601
Walt Disney Company	1.35	8-16-2016	500,000	507,883
Walt Disney Company	2.35	12-1-2022	500,000	479,302
Walt Disney Company	2.55	2-15-2022	250,000	247,279
Walt Disney Company	2.75	8-16-2021	500,000	503,983
Walt Disney Company	4.13	12-1-2041	500,000	497,341
Walt Disney Company	4.38	8-16-2041	250,000	257,303
Walt Disney Company	5.50	3-15-2019	500,000	595,084
Walt Disney Company	5.63	9-15-2016	250,000	287,285
Walt Disney Company	7.00	3-1-2032	75,000	104,623
				65,299,934

Multi-Utilities : 0.01%
Dollar General Corporation	3.25	4-15-2023	350,000	340,151

Multiline Retail : 0.16%
Kohl’s Corporation	3.25	2-1-2023	150,000	144,900
Kohl’s Corporation	6.00	1-15-2033	65,000	68,011
Kohl’s Corporation	6.25	12-15-2017	500,000	584,039

22

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)
Macy’s Retail Holdings Incorporated	3.88%	1-15-2022	$200,000	$209,971
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	355,000	374,013
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	409,325
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	593,459
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	608,722
Nordstrom Incorporated	4.00	10-15-2021	250,000	271,993
Nordstrom Incorporated	4.75	5-1-2020	135,000	153,326
Nordstrom Incorporated	6.25	1-15-2018	500,000	592,710
Nordstrom Incorporated	6.75	6-1-2014	60,000	63,609
Target Corporation	1.13	7-18-2014	105,000	105,821
Target Corporation	2.90	1-15-2022	750,000	759,079
Target Corporation	4.00	7-1-2042	500,000	476,267
Target Corporation	5.38	5-1-2017	350,000	403,443
Target Corporation	5.88	7-15-2016	300,000	345,395
Target Corporation	6.00	1-15-2018	500,000	598,688
Target Corporation	6.35	11-1-2032	300,000	383,746
Target Corporation	6.50	10-15-2037	400,000	524,253
Target Corporation	7.00	1-15-2038	768,000	1,052,337
				8,723,107

Specialty Retail : 0.19%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	101,456
AutoZone Incorporated	2.88	1-15-2023	250,000	236,918
AutoZone Incorporated	3.13	7-15-2023	150,000	144,720
AutoZone Incorporated	5.50	11-15-2015	275,000	303,793
AutoZone Incorporated	5.75	1-15-2015	150,000	161,750
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	105,918
Gap Incorporated	5.95	4-12-2021	700,000	813,646
Home Depot Incorporated	2.70	4-1-2023	375,000	365,764
Home Depot Incorporated	3.95	9-15-2020	400,000	442,826
Home Depot Incorporated	4.20	4-1-2043	400,000	391,517
Home Depot Incorporated	4.40	4-1-2021	500,000	567,064
Home Depot Incorporated	5.40	3-1-2016	680,000	764,189
Home Depot Incorporated	5.40	9-15-2040	200,000	231,678
Home Depot Incorporated	5.88	12-16-2036	1,000,000	1,223,708
Home Depot Incorporated	5.95	4-1-2041	500,000	623,905
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	160,087
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	454,329
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	515,424
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	659,949
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	572,013
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	293,975
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	130,478
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	92,610
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	452,589
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	162,145
TJX Companies Incorporated	4.20	8-15-2015	250,000	268,599
TJX Companies Incorporated	6.95	4-15-2019	85,000	106,299
				10,347,349

Textiles, Apparel & Luxury Goods : 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	96,102
Nike Incorporated	3.63	5-1-2043	100,000	92,715
VF Corporation	3.50	9-1-2021	250,000	261,335
VF Corporation	5.95	11-1-2017	100,000	117,416
VF Corporation	6.45	11-1-2037	150,000	184,680
				752,248

23

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.92%
Beverages : 0.53%
Anheuser-Busch Companies Incorporated	1.50%	7-14-2014	$300,000	$303,532
Anheuser-Busch Companies Incorporated	3.75	7-15-2042	360,000	328,011
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	234,069
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	57,508
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	297,190
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	500,000	500,690
Anheuser-Busch InBev Worldwide Incorporated	0.80	1-15-2016	250,000	249,684
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	2,000,000	1,926,812
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	47,386
Anheuser-Busch InBev Worldwide Incorporated	3.63	4-15-2015	300,000	316,115
Anheuser-Busch InBev Worldwide Incorporated	4.00	1-17-2043	300,000	284,658
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-2015	625,000	659,086
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	33,555
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,166,228
Anheuser-Busch InBev Worldwide Incorporated	5.38	11-15-2014	1,000,000	1,066,107
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,066,325
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	977,057
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,945,598
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	776,733
Beam Incorporated	1.88	5-15-2017	250,000	252,062
Brown-Forman Corporation	2.25	1-15-2023	250,000	238,255
Brown-Forman Corporation	2.50	1-15-2016	100,000	104,122
Brown-Forman Corporation	3.75	1-15-2043	100,000	93,261
Coca-Cola Company	0.75	3-13-2015	350,000	351,888
Coca-Cola Company	1.15	4-1-2018	500,000	494,233
Coca-Cola Company	1.50	11-15-2015	500,000	511,591
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,112,753
Coca-Cola Company	1.80	9-1-2016	660,000	680,007
Coca-Cola Company	2.50	4-1-2023	350,000	344,252
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,072,619
Coca-Cola Company	3.30	9-1-2021	70,000	74,193
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	102,193
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	519,841
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,022
Diageo Investment Corporation	2.88	5-11-2022	600,000	599,242
Diageo Investment Corporation	4.25	5-11-2042	250,000	246,834
Diageo Investment Corporation	7.45	4-15-2035	150,000	211,230
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	523,641
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	253,775
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	139,235
Fortune Brands Incorporated	5.38	1-15-2016	36,000	39,579
Fortune Brands Incorporated	6.38	6-15-2014	250,000	264,253
Molson Coors Brewing Company	5.00	5-1-2042	750,000	772,450
PepsiCo Incorporated	0.70	8-13-2015	350,000	350,653
PepsiCo Incorporated	0.70	2-26-2016	150,000	149,802
PepsiCo Incorporated	1.25	8-13-2017	400,000	398,407
PepsiCo Incorporated	2.75	3-5-2022	370,000	367,967
PepsiCo Incorporated	2.75	3-1-2023	200,000	194,626
PepsiCo Incorporated	3.00	8-25-2021	250,000	256,030
PepsiCo Incorporated	3.10	1-15-2015	700,000	728,659
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,046,069
PepsiCo Incorporated	3.60	8-13-2042	250,000	222,688
PepsiCo Incorporated	4.00	3-5-2042	500,000	476,388
PepsiCo Incorporated	4.50	1-15-2020	200,000	227,088
PepsiCo Incorporated	4.88	11-1-2040	325,000	347,970
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,152,650
PepsiCo Incorporated	5.50	1-15-2040	300,000	348,465
PepsiCo Incorporated	7.90	11-1-2018	500,000	654,373
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	808,934
				29,078,644

24

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.48%
Costco Wholesale Corporation	1.13%	12-15-2017	$1,000,000	$991,543
Costco Wholesale Corporation	1.70	12-15-2019	500,000	494,251
Costco Wholesale Corporation	5.50	3-15-2017	400,000	463,526
CVS Caremark Corporation	2.75	12-1-2022	500,000	486,070
CVS Caremark Corporation	3.25	5-18-2015	250,000	261,476
CVS Caremark Corporation	4.75	5-18-2020	250,000	283,304
CVS Caremark Corporation	4.88	9-15-2014	225,000	237,211
CVS Caremark Corporation	5.75	6-1-2017	400,000	465,786
CVS Caremark Corporation	5.75	5-15-2041	300,000	354,105
CVS Caremark Corporation	6.13	8-15-2016	250,000	288,307
CVS Caremark Corporation	6.13	9-15-2039	700,000	864,606
CVS Caremark Corporation	6.25	6-1-2027	515,000	640,045
Delhaize America Incorporated	9.00	4-15-2031	500,000	621,269
Kroger Company	2.20	1-15-2017	200,000	203,853
Kroger Company	3.40	4-15-2022	250,000	254,096
Kroger Company	3.90	10-1-2015	150,000	159,730
Kroger Company	4.95	1-15-2015	100,000	106,339
Kroger Company	5.00	4-15-2042	250,000	257,807
Kroger Company	6.15	1-15-2020	800,000	957,972
Kroger Company	6.90	4-15-2038	300,000	373,757
Kroger Company	7.50	4-1-2031	75,000	94,502
Safeway Incorporated «	4.75	12-1-2021	500,000	530,796
Safeway Incorporated	5.00	8-15-2019	750,000	827,585
Safeway Incorporated	7.25	2-1-2031	75,000	86,212
Sysco Corporation	0.55	6-12-2015	100,000	100,133
Sysco Corporation	5.25	2-12-2018	300,000	348,533
Sysco Corporation	6.63	3-17-2039	200,000	269,064
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	494,548
Wal-Mart Stores Incorporated	1.50	10-25-2015	250,000	255,665
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,294,820
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	721,947
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	156,638
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	794,430
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,191,032
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	382,702
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	560,530
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	925,293
Wal-Mart Stores Incorporated	5.25	9-1-2035	825,000	941,969
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,208,903
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	836,354
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	127,114
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,279,863
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,318,413
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	707,241
Walgreen Company	3.10	9-15-2022	1,000,000	988,749
Walgreen Company	4.40	9-15-2042	500,000	477,238
Walgreen Company	5.25	1-15-2019	250,000	287,643
				25,972,970

Food Products : 0.48%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	780,441
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	594,690
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	254,357
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	392,407
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	117,548
Campbell Soup Company	2.50	8-2-2022	121,000	113,941
Campbell Soup Company	3.38	8-15-2014	300,000	310,206
Campbell Soup Company	4.50	2-15-2019	285,000	317,987
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	353,568
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	125,731
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	100,643
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	493,406
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	495,591
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	343,517

25

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
ConAgra Foods Incorporated 144A	6.63%	8-15-2039	$200,000	$246,910
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	621,385
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	160,102
General Mills Incorporated	0.88	1-29-2016	80,000	79,908
General Mills Incorporated	5.20	3-17-2015	500,000	539,392
General Mills Incorporated	5.40	6-15-2040	345,000	403,648
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,186,729
General Mills Incorporated	5.70	2-15-2017	100,000	115,123
H.J. Heinz Company	2.85	3-1-2022	1,000,000	1,011,250
H.J. Heinz Company	6.75	3-15-2032	250,000	281,250
Hershey Company	2.63	5-1-2023	100,000	98,402
Hershey Company	4.13	12-1-2020	500,000	556,585
Hormel Foods Corporation	4.13	4-15-2021	100,000	109,355
Ingredion Incorporated	1.80	9-25-2017	150,000	148,779
Ingredion Incorporated	4.63	11-1-2020	300,000	327,134
J.M. Smucker Company	3.50	10-15-2021	300,000	310,315
Kellogg Company	1.13	5-15-2015	350,000	352,772
Kellogg Company	1.88	11-17-2016	500,000	512,414
Kellogg Company	3.25	5-21-2018	65,000	69,396
Kellogg Company	4.00	12-15-2020	350,000	381,029
Kellogg Company	4.15	11-15-2019	300,000	330,831
Kellogg Company	4.45	5-30-2016	300,000	328,339
Kellogg Company Series B	7.45	4-1-2031	350,000	471,589
Kraft Foods Group Incorporated	1.63	6-4-2015	400,000	405,616
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	772,160
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,619,018
Kraft Foods Group Incorporated	5.00	6-4-2042	1,000,000	1,050,987
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,451,353
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	598,437
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,192,512
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	296,604
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	469,200
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	632,676
Kraft Foods Group Incorporated	6.50	2-9-2040	950,000	1,203,784
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	784,323
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	131,358
Kraft Foods Group Incorporated	7.00	8-11-2037	360,000	474,629
McCormick & Company	3.90	7-15-2021	75,000	79,853
Mead Johnson Nutrition Company	3.50	11-1-2014	200,000	206,550
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	281,240
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	115,421
Sara Lee Corporation	4.10	9-15-2020	266,000	276,321
Tyson Foods Incorporated	4.50	6-15-2022	500,000	533,974
				26,012,686

Household Products : 0.16%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	104,967
Clorox Company	3.05	9-15-2022	161,000	158,168
Clorox Company	5.00	1-15-2015	300,000	318,809
Clorox Company	5.95	10-15-2017	90,000	105,398
Colgate-Palmolive Company	1.95	2-1-2023	500,000	468,266
Colgate-Palmolive Company	2.30	5-3-2022	500,000	490,440
Colgate-Palmolive Company	2.95	11-1-2020	200,000	208,235
Colgate-Palmolive Company	5.20	11-7-2016	100,000	114,207
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	359,057
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	144,535
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	807,961
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	294,487
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	238,302
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	272,888
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	130,144
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,020,489
Procter & Gamble Company	1.80	11-15-2015	400,000	411,492
Procter & Gamble Company	3.50	2-15-2015	1,000,000	1,048,915

26

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Procter & Gamble Company	4.70%	2-15-2019	$500,000	$579,072
Procter & Gamble Company	4.85	12-15-2015	500,000	552,644
Procter & Gamble Company	5.50	2-1-2034	350,000	425,706
Procter & Gamble Company	5.55	3-5-2037	500,000	616,583
Procter & Gamble Company	5.80	8-15-2034	100,000	126,269
				8,997,034

Personal Products : 0.02%
Avon Products Incorporated «	4.20	7-15-2018	350,000	364,560
Avon Products Incorporated	4.60	3-15-2020	118,000	124,816
Avon Products Incorporated	5.00	3-15-2023	250,000	264,631
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	246,151
				1,000,158

Tobacco : 0.25%
Altria Group Incorporated	2.85	8-9-2022	750,000	715,349
Altria Group Incorporated	4.13	9-11-2015	500,000	535,463
Altria Group Incorporated	4.25	8-9-2042	500,000	442,234
Altria Group Incorporated	4.75	5-5-2021	500,000	554,510
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,370,013
Altria Group Incorporated	9.70	11-10-2018	355,000	485,157
Altria Group Incorporated	9.95	11-10-2038	350,000	549,962
Altria Group Incorporated	10.20	2-6-2039	500,000	797,822
Lorillard Tobacco Company	2.30	8-21-2017	100,000	100,407
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,514
Lorillard Tobacco Company	3.75	5-20-2023	500,000	488,964
Lorillard Tobacco Company	6.88	5-1-2020	250,000	299,638
Lorillard Tobacco Company	8.13	6-23-2019	155,000	196,214
Lorillard Tobacco Company	8.13	5-1-2040	250,000	320,594
Philip Morris International Incorporated	1.63	3-20-2017	500,000	505,285
Philip Morris International Incorporated	2.50	5-16-2016	500,000	523,678
Philip Morris International Incorporated	2.50	8-22-2022	250,000	239,977
Philip Morris International Incorporated	2.63	3-6-2023	175,000	168,317
Philip Morris International Incorporated	3.88	8-21-2042	250,000	225,593
Philip Morris International Incorporated	4.38	11-15-2041	500,000	491,040
Philip Morris International Incorporated	4.50	3-26-2020	750,000	851,338
Philip Morris International Incorporated	4.50	3-20-2042	500,000	490,703
Philip Morris International Incorporated	5.65	5-16-2018	700,000	831,096
Philip Morris International Incorporated	6.38	5-16-2038	600,000	754,240
Reynolds American Incorporated	4.75	11-1-2042	250,000	235,033
Reynolds American Incorporated	7.25	6-15-2037	200,000	249,248
Reynolds American Incorporated	7.63	6-1-2016	1,000,000	1,183,567
UST Incorporated	5.75	3-1-2018	100,000	116,143
				13,769,099

Energy : 1.65%
Energy Equipment & Services : 0.14%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	566,974
Baker Hughes Incorporated	6.88	1-15-2029	250,000	328,473
Baker Hughes Incorporated	7.50	11-15-2018	375,000	483,170
Cameron International Corporation	4.50	6-1-2021	200,000	218,628
Cameron International Corporation	5.95	6-1-2041	100,000	120,110
Cameron International Corporation	7.00	7-15-2038	100,000	130,020
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	368,721
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	438,941
FMC Technologies Incorporated	3.45	10-1-2022	100,000	99,437
Halliburton Company	4.50	11-15-2041	250,000	264,945
Halliburton Company	6.15	9-15-2019	350,000	433,927
Halliburton Company	7.45	9-15-2039	650,000	937,591
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	967,904

27

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
National Oilwell Varco Incorporated	3.95%	12-1-2042	$400,000	$371,235
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,406,250
Rowan Companies Incorporated	7.88	8-1-2019	300,000	369,888
				7,506,214

Oil, Gas & Consumable Fuels : 1.51%
Amerada Hess Corporation	7.13	3-15-2033	500,000	621,049
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	684,058
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	358,959
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	589,959
Anadarko Petroleum Corporation	6.45	9-15-2036	750,000	915,420
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	596,408
Apache Corporation	3.25	4-15-2022	500,000	507,864
Apache Corporation	3.63	2-1-2021	500,000	530,324
Apache Corporation	4.25	1-15-2044	250,000	233,473
Apache Corporation	4.75	4-15-2043	1,000,000	1,000,417
Apache Corporation	5.10	9-1-2040	575,000	602,189
Apache Corporation	5.25	2-1-2042	100,000	106,200
Apache Corporation	5.63	1-15-2017	380,000	434,632
Apache Corporation	6.00	1-15-2037	500,000	592,328
BJ Services Company	6.00	6-1-2018	150,000	179,235
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	96,262
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	170,512
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	112,767
Buckeye Partners LP	4.88	2-1-2021	560,000	591,217
Buckeye Partners LP	5.50	8-15-2019	150,000	169,527
Buckeye Partners LP	6.05	1-15-2018	100,000	114,673
Chevron Corporation	1.10	12-5-2017	1,000,000	993,718
Chevron Corporation	2.36	12-5-2022	750,000	724,097
Chevron Corporation	4.95	3-3-2019	500,000	586,232
ConocoPhillips Company	1.05	12-15-2017	250,000	246,087
ConocoPhillips Company	2.40	12-15-2022	500,000	481,299
ConocoPhillips Company	4.60	1-15-2015	500,000	531,566
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,502,559
ConocoPhillips Company	5.90	10-15-2032	250,000	304,909
ConocoPhillips Company	5.90	5-15-2038	100,000	122,454
ConocoPhillips Company	6.00	1-15-2020	750,000	918,702
ConocoPhillips Company	6.50	2-1-2039	900,000	1,180,992
ConocoPhillips Company	6.95	4-15-2029	800,000	1,062,011
DCP Midstream Operating Company	3.88	3-15-2023	400,000	393,074
Devon Energy Corporation	2.40	7-15-2016	200,000	206,577
Devon Energy Corporation	3.25	5-15-2022	500,000	499,955
Devon Energy Corporation	4.00	7-15-2021	200,000	211,600
Devon Energy Corporation	4.75	5-15-2042	500,000	487,921
Devon Energy Corporation	5.60	7-15-2041	200,000	219,860
Devon Energy Corporation	6.30	1-15-2019	600,000	711,472
Devon Energy Corporation	7.95	4-15-2032	500,000	684,232
El Paso Natural Gas Company	5.95	4-15-2017	150,000	172,703
El Paso Natural Gas Company	8.38	6-15-2032	650,000	914,574
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	95,001
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	428,403
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	208,766
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	74,448
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	236,216
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	339,355
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	169,372
Enbridge Incorporated	5.80	6-15-2014	300,000	315,561
Energen Corporation	4.63	9-1-2021	100,000	101,597
Energy Transfer Partners LP	3.60	2-1-2023	300,000	293,252
Energy Transfer Partners LP	4.65	6-1-2021	100,000	107,226
Energy Transfer Partners LP	5.15	2-1-2043	200,000	193,578
Energy Transfer Partners LP	5.20	2-1-2022	500,000	551,437
Energy Transfer Partners LP	6.05	6-1-2041	300,000	321,766
Energy Transfer Partners LP	6.13	2-15-2017	55,000	62,790

28

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	6.50%	2-1-2042	$500,000	$564,343
Energy Transfer Partners LP	6.63	10-15-2036	230,000	262,556
Energy Transfer Partners LP	6.70	7-1-2018	100,000	120,058
Energy Transfer Partners LP	7.50	7-1-2038	100,000	123,747
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,305,917
Eni Lasmo plc	7.30	11-15-2027	200,000	264,284
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	250,484
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	105,537
Enterprise Products Operating LLC	3.35	3-15-2023	500,000	495,413
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	235,572
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	398,894
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	578,434
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	806,121
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	224,930
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	114,687
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,170,741
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	474,903
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	305,300
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	133,308
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	499,352
Enterprise Products Operating LLC Series G	5.60	10-15-2014	565,000	601,443
EOG Resources Incorporated	2.63	3-15-2023	450,000	434,258
EOG Resources Incorporated	2.95	6-1-2015	500,000	522,546
EOG Resources Incorporated	4.10	2-1-2021	200,000	221,709
EOG Resources Incorporated	4.40	6-1-2020	300,000	339,817
EOG Resources Incorporated	5.63	6-1-2019	75,000	90,282
EOG Resources Incorporated	6.88	10-1-2018	400,000	499,852
EQT Corporation	4.88	11-15-2021	300,000	317,743
EQT Corporation	8.13	6-1-2019	325,000	404,226
Equitable Resources Incorporated	6.50	4-1-2018	100,000	115,270
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	206,879
Hess Corporation	5.60	2-15-2041	300,000	319,454
Hess Corporation	6.00	1-15-2040	350,000	392,980
Hess Corporation	7.30	8-15-2031	384,000	481,393
Hess Corporation	7.88	10-1-2029	280,000	366,573
Hess Corporation	8.13	2-15-2019	500,000	644,148
Kerr-McGee Corporation	6.95	7-1-2024	200,000	246,871
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	246,120
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	532,297
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	244,903
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	247,819
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	222,337
Kinder Morgan Energy Partners LP	5.13	11-15-2014	500,000	530,963
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	144,010
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,171,620
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	110,434
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	592,298
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	590,108
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	885,411
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	618,488
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	121,285
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	698,649
Marathon Oil Corporation	2.80	11-1-2022	600,000	579,159
Marathon Oil Corporation	6.00	10-1-2017	625,000	731,169
Marathon Oil Corporation	6.60	10-1-2037	450,000	555,987
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	588,682
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	40,203
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	656,878
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	635,687
Murphy Oil Corporation	2.50	12-1-2017	500,000	504,284
Murphy Oil Corporation	5.13	12-1-2042	250,000	235,112
Murphy Oil Corporation	7.05	5-1-2029	200,000	229,411
Nabors Industries Incorporated	5.00	9-15-2020	300,000	319,914
Nabors Industries Incorporated	6.15	2-15-2018	500,000	568,745
Nabors Industries Incorporated	9.25	1-15-2019	500,000	632,513

29

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Nextera Energy Capital	4.50%	6-1-2021	$200,000	$220,557
Noble Energy Incorporated	6.00	3-1-2041	565,000	669,574
Noble Energy Incorporated	8.25	3-1-2019	350,000	453,299
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	202,614
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	249,795
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	104,353
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	483,719
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	508,333
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	507,909
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	437,722
ONEOK Partners LP	4.25	2-1-2022	130,000	135,337
ONEOK Partners LP	6.13	2-1-2041	500,000	566,835
ONEOK Partners LP	6.15	10-1-2016	200,000	231,442
ONEOK Partners LP	6.85	10-15-2037	500,000	607,095
ONEOK Partners LP	8.63	3-1-2019	350,000	456,978
Phillips 66	2.95	5-1-2017	1,000,000	1,047,109
Phillips 66	4.30	4-1-2022	1,000,000	1,079,858
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,033,185
Plains All American Pipeline LP	3.65	6-1-2022	500,000	516,623
Plains All American Pipeline LP	5.00	2-1-2021	200,000	228,479
Plains All American Pipeline LP	5.15	6-1-2042	500,000	528,866
Plains All American Pipeline LP	6.50	5-1-2018	150,000	181,872
Plains All American Pipeline LP	6.65	1-15-2037	200,000	251,356
Plains All American Pipeline LP	8.75	5-1-2019	400,000	534,682
Rowan Companies Incorporated	5.40	12-1-2042	150,000	146,178
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,086,306
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	579,032
Southern Union Company	8.25	11-15-2029	125,000	159,395
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,045,659
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	195,226
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	105,200
Spectra Energy Capital LLC	5.67	8-15-2014	125,000	131,949
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	135,159
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	129,744
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	193,759
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	145,082
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	298,627
TC Pipelines LP	4.65	6-15-2021	300,000	318,473
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	325,596
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	420,654
Total Capital International SA	1.50	2-17-2017	500,000	502,731
TransCanada PipeLines Limited	4.88	1-15-2015	65,000	69,346
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	115,543
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	720,548
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	710,984
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	125,978
Transocean Incorporated	6.00	3-15-2018	600,000	688,514
Transocean Incorporated	6.50	11-15-2020	300,000	348,686
Transocean Incorporated	6.80	3-15-2038	450,000	513,448
Transocean Incorporated	7.50	4-15-2031	220,000	266,308
Valero Energy Corporation	4.50	2-1-2015	65,000	68,843
Valero Energy Corporation	6.13	6-15-2017	500,000	587,099
Valero Energy Corporation	6.13	2-1-2020	65,000	78,033
Valero Energy Corporation	6.63	6-15-2037	500,000	606,737
Valero Energy Corporation	7.50	4-15-2032	300,000	379,031
Valero Energy Corporation	9.38	3-15-2019	450,000	610,007
Weatherford International Limited	6.00	3-15-2018	100,000	113,838
Weatherford International Limited	6.50	8-1-2036	300,000	323,853
Weatherford International Limited	7.00	3-15-2038	50,000	56,073
Western Gas Partners	4.00	7-1-2022	400,000	408,785
Williams Companies Incorporated	3.70	1-15-2023	500,000	484,570
Williams Companies Incorporated	7.88	9-1-2021	200,000	251,663
Williams Companies Incorporated	8.75	3-15-2032	275,000	367,908
Williams Partners LP	3.35	8-15-2022	250,000	242,066
Williams Partners LP	3.80	2-15-2015	600,000	628,835

30

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	4.13%	11-15-2020	$300,000	$319,046
Williams Partners LP	5.25	3-15-2020	640,000	720,962
Williams Partners LP	6.30	4-15-2040	390,000	443,849
XTO Energy Incorporated	6.50	12-15-2018	1,000,000	1,268,053
				82,412,314

Financials : 7.39%
Capital Markets : 1.32%
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	353,884
Ameriprise Financial Incorporated	5.65	11-15-2015	400,000	446,825
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	83,901
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	199,192
Bank of New York Mellon Corporation	1.20	2-20-2015	45,000	45,462
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	348,109
Bank of New York Mellon Corporation	1.70	11-24-2014	500,000	507,359
Bank of New York Mellon Corporation	2.30	7-28-2016	500,000	521,052
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	520,479
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	636,848
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	110,103
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,194,423
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	197,588
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,149,568
Bear Stearns Companies Incorporated	5.70	11-15-2014	750,000	803,300
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	733,371
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,834,290
Berkshire Hathaway Finance Corporation	3.20	2-11-2015	500,000	522,393
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	558,052
Berkshire Hathaway Finance Corporation	4.85	1-15-2015	500,000	534,989
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	411,924
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	291,850
BlackRock Incorporated	3.38	6-1-2022	500,000	517,831
BlackRock Incorporated	3.50	12-10-2014	550,000	574,649
BlackRock Incorporated	4.25	5-24-2021	500,000	554,817
BlackRock Incorporated	5.00	12-10-2019	250,000	293,125
BlackRock Incorporated	6.25	9-15-2017	350,000	419,140
Charles Schwab Corporation	3.23	9-1-2022	425,000	428,511
Charles Schwab Corporation	4.45	7-22-2020	200,000	225,030
Credit Suisse USA Incorporated	4.88	1-15-2015	1,000,000	1,065,861
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	557,290
Eaton Vance Corporation	6.50	10-2-2017	50,000	59,486
Franklin Resources Incorporated	2.80	9-15-2022	300,000	294,902
Franklin Resources Incorporated	4.63	5-20-2020	250,000	280,156
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,011,302
Goldman Sachs Group Incorporated	2.38	1-22-2018	1,750,000	1,760,469
Goldman Sachs Group Incorporated	3.30	5-3-2015	500,000	520,028
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,115,802
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	493,737
Goldman Sachs Group Incorporated	3.70	8-1-2015	1,000,000	1,052,722
Goldman Sachs Group Incorporated	5.13	1-15-2015	1,500,000	1,594,043
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,227,005
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	467,324
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,706,996
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	566,880
Goldman Sachs Group Incorporated	5.75	1-24-2022	1,500,000	1,719,380
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,164,895
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,145,709
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,035,987
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,452,780
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	586,606
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	978,516
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,059,821
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,103,831
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,612,664

31

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Jefferies Group Incorporated	3.88%	11-9-2015	$500,000	$525,000
Jefferies Group Incorporated	6.25	1-15-2036	150,000	156,536
Jefferies Group Incorporated	6.45	6-8-2027	150,000	166,500
Jefferies Group Incorporated	6.50	1-20-2043	250,000	267,304
Jefferies Group Incorporated	6.88	4-15-2021	150,000	174,788
Jefferies Group Incorporated	8.50	7-15-2019	700,000	885,500
Lazard Group LLC	6.85	6-15-2017	500,000	573,171
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	774,146
Morgan Stanley	1.75	2-25-2016	500,000	500,937
Morgan Stanley	2.13	4-25-2018	943,000	931,610
Morgan Stanley	2.88	7-28-2014	240,000	245,191
Morgan Stanley	3.75	2-25-2023	1,175,000	1,167,284
Morgan Stanley	4.10	1-26-2015	500,000	522,711
Morgan Stanley	4.10	5-22-2023	750,000	719,645
Morgan Stanley	4.20	11-20-2014	1,000,000	1,041,843
Morgan Stanley	4.75	3-22-2017	1,000,000	1,094,365
Morgan Stanley	4.88	11-1-2022	156,000	160,428
Morgan Stanley	5.38	10-15-2015	525,000	571,702
Morgan Stanley	5.45	1-9-2017	1,000,000	1,111,049
Morgan Stanley	5.50	1-26-2020	1,000,000	1,128,873
Morgan Stanley	5.50	7-24-2020	500,000	564,967
Morgan Stanley	5.50	7-28-2021	570,000	643,667
Morgan Stanley	5.55	4-27-2017	850,000	950,035
Morgan Stanley	5.63	9-23-2019	2,000,000	2,267,558
Morgan Stanley «	5.75	10-18-2016	1,500,000	1,682,417
Morgan Stanley	6.00	4-28-2015	1,500,000	1,627,416
Morgan Stanley	6.25	8-9-2026	300,000	351,380
Morgan Stanley	6.38	7-24-2042	1,000,000	1,177,440
Morgan Stanley	6.63	4-1-2018	2,500,000	2,944,725
Morgan Stanley	7.25	4-1-2032	470,000	593,819
Morgan Stanley	7.30	5-13-2019	400,000	490,527
Northern Trust Corporation	3.45	11-4-2020	500,000	530,529
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	105,831
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	127,099
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	238,668
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,619,912
				72,286,830

Commercial Banks : 0.96%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	246,719
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	254,258
Bank One Corporation	7.63	10-15-2026	240,000	316,655
Bank One Corporation	8.00	4-29-2027	550,000	766,129
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	510,457
Branch Banking & Trust Corporation	3.20	3-15-2016	100,000	105,760
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	378,610
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	524,003
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	550,422
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	113,732
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	627,777
Capital One Bank USA NA	3.38	2-15-2023	500,000	494,033
Comerica Bank	5.75	11-21-2016	500,000	574,347
Comerica Incorporated	3.00	9-16-2015	100,000	104,882
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	505,495
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	254,678
Compass Bank	6.40	10-1-2017	250,000	278,641
Fifth Third Bancorp	3.63	1-25-2016	500,000	531,142
Fifth Third Bancorp	5.45	1-15-2017	500,000	556,322
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,037,592
First Horizon National Corporation	5.38	12-15-2015	500,000	546,392
HSBC Bank USA NA	4.88	8-24-2020	800,000	891,134
HSBC Bank USA NA	5.00	9-27-2020	500,000	546,941
HSBC Bank USA NA	5.63	8-15-2035	225,000	247,647

32

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
HSBC Bank USA NA	7.00%	1-15-2039	$500,000	$651,611
HSBC Holdings plc	6.10	1-14-2042	500,000	621,691
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,198,998
HSBC Holdings plc	6.50	9-15-2037	850,000	1,023,011
HSBC USA Incorporated	2.38	2-13-2015	500,000	513,233
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,856
KeyBank NA	1.65	2-1-2018	400,000	401,106
KeyBank NA	4.95	9-15-2015	250,000	270,739
KeyBank NA	5.45	3-3-2016	500,000	555,628
KeyBank NA	5.80	7-1-2014	350,000	368,861
KeyCorp	5.10	3-24-2021	500,000	574,755
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	602,140
MUFG Capital Financing 1 Limited ±	6.35	12-31-2049	1,000,000	1,110,000
National Australia Bank Limited	1.60	8-7-2015	500,000	508,929
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,049,357
National Australia Bank Limited	3.00	1-20-2023	350,000	343,065
PNC Bank NA	2.95	1-30-2023	300,000	290,864
PNC Bank NA	6.00	12-7-2017	500,000	587,222
PNC Bank NA	6.88	4-1-2018	175,000	211,891
Regions Financial Corporation	2.00	5-15-2018	300,000	294,047
Regions Financial Corporation	5.75	6-15-2015	200,000	216,500
Sovereign Bank	8.75	5-30-2018	250,000	310,027
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	491,890
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,008,582
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	266,539
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	36,575
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	872,480
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	613,439
SVB Financial Group	5.38	9-15-2020	160,000	180,863
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	529,870
Union Bank NA	2.13	6-16-2017	250,000	254,631
Union Bank NA	5.95	5-11-2016	450,000	507,265
UnionBanCal Corporation	3.50	6-18-2022	200,000	203,242
US Bancorp NA	2.45	7-27-2015	500,000	518,655
US Bancorp NA	2.95	7-15-2022	575,000	560,547
US Bancorp NA	3.44	2-1-2016	500,000	527,874
US Bancorp NA	4.13	5-24-2021	1,000,000	1,101,481
US Bank NA ±	3.78	4-29-2020	1,000,000	1,048,681
US Bank NA	4.95	10-30-2014	275,000	292,028
Wachovia Bank NA (l)	4.88	2-1-2015	350,000	373,143
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,181,093
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	769,670
Wachovia Corporation (l)	5.25	8-1-2014	1,000,000	1,051,501
Wachovia Corporation (l)	5.50	8-1-2035	700,000	764,630
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,364,641
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,156,255
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,176,203
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,514,228
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	761,326
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,047,342
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	735,361
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,038,150
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,074,365
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,561,638
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,403,205
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,748,666
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,136
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	512,500
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,055,764
Zions Bancorporation	7.75	9-23-2014	200,000	215,950
				52,635,708

Consumer Finance : 0.90%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	378,057

33

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
American Express Centurion Bank	6.00%	9-13-2017	$500,000	$588,717
American Express Company	1.55	5-22-2018	375,000	370,954
American Express Company	2.65	12-2-2022	575,000	551,982
American Express Company	4.05	12-3-2042	405,000	370,030
American Express Company	5.50	9-12-2016	500,000	566,497
American Express Company ±	6.80	9-1-2066	200,000	218,500
American Express Company	7.00	3-19-2018	800,000	984,732
American Express Company	8.13	5-20-2019	500,000	664,648
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,098,823
American Express Credit Corporation	2.38	3-24-2017	750,000	777,038
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,043,134
American Express Credit Corporation	2.80	9-19-2016	500,000	526,232
American Express Credit Corporation	5.13	8-25-2014	500,000	527,670
American Express Credit Corporation	5.30	12-2-2015	500,000	551,553
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	429,272
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	603,572
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	283,716
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	106,486
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	323,829
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	640,494
Capital One Bank USA NA	8.80	7-15-2019	750,000	998,225
Capital One Financial Corporation	1.00	11-6-2015	300,000	298,189
Capital One Financial Corporation	2.13	7-15-2014	300,000	304,073
Capital One Financial Corporation	3.15	7-15-2016	260,000	274,462
Capital One Financial Corporation	4.75	7-15-2021	450,000	502,842
Capital One Financial Corporation	6.15	9-1-2016	500,000	567,627
Capital One Financial Corporation	6.75	9-15-2017	283,000	340,962
Caterpillar Financial Services Corporation	1.10	5-29-2015	500,000	504,981
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	104,868
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	308,338
Caterpillar Financial Services Corporation	7.15	2-15-2019	1,000,000	1,271,637
Caterpillar Financial Services Corporation Series F	4.75	2-17-2015	415,000	444,126
Daimler Finance North America LLC	8.50	1-18-2031	425,000	642,742
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	835,164
Discover Financial Services	3.85	11-21-2022	550,000	554,733
Discover Financial Services	5.20	4-27-2022	600,000	661,396
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	399,100
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,339,376
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,074,526
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	795,643
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,280,984
Ford Motor Credit Company LLC	7.00	4-15-2015	500,000	549,004
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,399,429
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,254
John Deere Capital Corporation	1.25	12-2-2014	250,000	252,693
John Deere Capital Corporation	1.30	3-12-2018	300,000	297,000
John Deere Capital Corporation	1.40	3-15-2017	500,000	504,458
John Deere Capital Corporation	2.25	6-7-2016	200,000	207,813
John Deere Capital Corporation	2.80	1-27-2023	500,000	494,522
John Deere Capital Corporation	2.95	3-9-2015	250,000	260,527
John Deere Capital Corporation	3.90	7-12-2021	300,000	326,469
John Deere Capital Corporation	5.50	4-13-2017	100,000	114,936
John Deere Capital Corporation	5.75	9-10-2018	500,000	598,806
National City Corporation	4.90	1-15-2015	360,000	383,674
National City Corporation	6.88	5-15-2019	500,000	612,755
Reed Elsevier Capital Incorporated 144A	3.13	10-15-2022	500,000	482,761
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	637,751
SLM Corporation	3.88	9-10-2015	250,000	255,000
SLM Corporation	4.63	9-25-2017	500,000	495,000
SLM Corporation	5.50	1-25-2023	350,000	330,098
SLM Corporation	5.63	8-1-2033	315,000	277,200
SLM Corporation	6.25	1-25-2016	1,000,000	1,062,745
SLM Corporation	8.00	3-25-2020	400,000	435,500
SLM Corporation	8.45	6-15-2018	750,000	832,500
SLM Corporation Series A	5.00	4-15-2015	500,000	520,000

34

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toyota Motor Credit Corporation	0.80%	5-17-2016	$300,000	$299,573
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	502,213
Toyota Motor Credit Corporation	1.00	2-17-2015	150,000	151,283
Toyota Motor Credit Corporation	1.25	11-17-2014	400,000	404,596
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	644,069
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	515,606
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	769,251
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	525,030
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,050,301
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	517,398
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	365,911
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	567,543
				48,954,599

Diversified Financial Services : 2.60%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,408
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,098,610
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	37,597
AmeriTech Funding Corporation	6.45	1-15-2018	300,000	349,619
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,005,892
Bank of America Corporation	2.00	1-11-2018	750,000	743,855
Bank of America Corporation	3.30	1-11-2023	1,000,000	970,187
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,113,770
Bank of America Corporation	3.70	9-1-2015	500,000	525,888
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,123,444
Bank of America Corporation	4.50	4-1-2015	1,000,000	1,058,096
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,879,682
Bank of America Corporation	5.25	12-1-2015	500,000	539,971
Bank of America Corporation	5.38	6-15-2014	700,000	731,427
Bank of America Corporation	5.49	3-15-2019	250,000	279,438
Bank of America Corporation	5.63	10-14-2016	100,000	112,656
Bank of America Corporation	5.65	5-1-2018	1,000,000	1,146,143
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,299,510
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,718,958
Bank of America Corporation	5.88	1-5-2021	500,000	584,972
Bank of America Corporation	5.88	2-7-2042	500,000	586,947
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,153,041
Bank of America Corporation	6.00	10-15-2036	800,000	939,280
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,115,573
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,151,710
BHP Billiton Finance USA Limited	1.13	11-21-2014	150,000	151,376
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	517,186
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	641,129
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	166,654
Block Financial LLC	5.50	11-1-2022	200,000	211,509
Citigroup Incorporated	1.25	1-15-2016	750,000	749,057
Citigroup Incorporated	1.75	5-1-2018	100,000	98,661
Citigroup Incorporated	2.25	8-7-2015	500,000	511,828
Citigroup Incorporated	2.65	3-2-2015	1,500,000	1,540,406
Citigroup Incorporated	3.38	3-1-2023	632,000	622,880
Citigroup Incorporated	3.50	5-15-2023	500,000	470,959
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,073,295
Citigroup Incorporated	4.05	7-30-2022	400,000	400,562
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,626,746
Citigroup Incorporated	4.59	12-15-2015	700,000	758,965
Citigroup Incorporated	4.75	5-19-2015	1,500,000	1,604,298
Citigroup Incorporated	5.00	9-15-2014	900,000	941,528
Citigroup Incorporated	5.38	8-9-2020	500,000	576,115
Citigroup Incorporated	5.50	10-15-2014	1,000,000	1,060,755
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,112,006
Citigroup Incorporated	5.88	5-29-2037	500,000	588,219
Citigroup Incorporated	5.88	1-30-2042	500,000	584,304
Citigroup Incorporated	6.00	8-15-2017	100,000	115,891
Citigroup Incorporated	6.00	10-31-2033	1,225,000	1,304,615

35

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	6.13%	11-21-2017	$1,000,000	$1,170,634
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,539,820
Citigroup Incorporated	6.13	8-25-2036	500,000	544,319
Citigroup Incorporated	6.38	8-12-2014	1,500,000	1,594,728
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,668,616
Citigroup Incorporated	8.13	7-15-2039	855,000	1,215,201
Citigroup Incorporated	8.50	5-22-2019	900,000	1,180,068
Credit Suisse New York	4.38	8-5-2020	1,000,000	1,109,066
Credit Suisse New York	5.40	1-14-2020	1,500,000	1,698,830
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	319,670
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,778,413
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,059,678
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	972,315
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	1,955,688
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,133,994
General Electric Capital Corporation	3.50	6-29-2015	500,000	527,043
General Electric Capital Corporation	3.75	11-14-2014	500,000	522,544
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,189,404
General Electric Capital Corporation	4.65	10-17-2021	1,000,000	1,106,358
General Electric Capital Corporation	4.88	3-4-2015	1,000,000	1,072,656
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,100,206
General Electric Capital Corporation	5.30	2-11-2021	845,000	954,484
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,169,263
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,735,968
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,171,724
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,859,053
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,020,870
General Electric Capital Corporation	6.15	8-7-2037	650,000	772,898
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,066,250
General Electric Capital Corporation	6.75	3-15-2032	1,850,000	2,309,612
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	1,919,750
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	204,500
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,964,598
ING US Incorporated 144A	5.50	7-15-2022	500,000	558,757
JPMorgan Chase & Company	1.10	10-15-2015	825,000	825,304
JPMorgan Chase & Company	1.13	2-26-2016	250,000	249,772
JPMorgan Chase & Company	1.63	5-15-2018	750,000	736,541
JPMorgan Chase & Company	1.80	1-25-2018	500,000	497,830
JPMorgan Chase & Company	1.88	3-20-2015	600,000	610,328
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,517,033
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,551,891
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	977,932
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,470,282
JPMorgan Chase & Company	3.40	6-24-2015	500,000	524,697
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,649,758
JPMorgan Chase & Company	3.70	1-20-2015	1,500,000	1,568,238
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,153,940
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,647,908
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,652,948
JPMorgan Chase & Company	4.65	6-1-2014	1,650,000	1,717,563
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,184,231
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,273,056
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,460,073
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,167,743
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,806,546
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,676,477
Mellon Funding Corporation	5.00	12-1-2014	200,000	212,734
Mellon Funding Corporation	5.50	11-15-2018	200,000	232,595
Merrill Lynch & Company Incorporated	5.45	7-15-2014	450,000	471,071
Merrill Lynch & Company Incorporated	6.05	5-16-2016	1,500,000	1,666,677
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	644,976
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	581,774
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	2,014,647
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	940,715
Moody’s Corporation	4.50	9-1-2022	250,000	259,529

36

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Murray Street Investment Trust I	4.65%	3-9-2017	$1,000,000	$1,090,614
NASDAQ OMX Group Incorporated	4.00	1-15-2015	200,000	208,436
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,417
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	537,366
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-2015	675,000	680,073
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	105,527
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	201,230
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	287,404
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	996,807
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	432,097
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	221,334
ORIX Corporation	5.00	1-12-2016	500,000	536,606
PACCAR Financial Corporation	0.70	11-16-2015	250,000	249,613
PACCAR Financial Corporation	0.75	8-14-2015	300,000	300,169
PC Financial Partnership	5.00	11-15-2014	250,000	264,252
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,049,964
PNC Funding Corporation	3.63	2-8-2015	1,100,000	1,152,647
PNC Funding Corporation	5.13	2-8-2020	150,000	173,156
PNC Funding Corporation	5.25	11-15-2015	250,000	275,311
PNC Funding Corporation	5.63	2-1-2017	350,000	394,923
PNC Funding Corporation	6.70	6-10-2019	500,000	624,560
Private Export Funding Corporation	1.38	2-15-2017	375,000	382,482
Private Export Funding Corporation	2.05	11-15-2022	250,000	242,635
Private Export Funding Corporation	2.45	7-15-2024	300,000	295,251
Private Export Funding Corporation	4.30	12-15-2021	100,000	115,803
Private Export Funding Corporation	4.95	11-15-2015	250,000	276,780
Santander Holdings USA	4.63	4-19-2016	500,000	535,015
Teco Finance Incorporated	4.00	3-15-2016	130,000	139,363
Teco Finance Incorporated	5.15	3-15-2020	65,000	74,019
Teco Finance Incorporated	6.57	11-1-2017	250,000	296,017
UBS AG Stamford Connecticut	5.88	7-15-2016	430,000	482,234
Unilever Capital Corporation	0.45	7-30-2015	200,000	199,506
Unilever Capital Corporation	0.85	8-2-2017	500,000	491,960
Unilever Capital Corporation	2.75	2-10-2016	300,000	314,675
Unilever Capital Corporation	4.25	2-10-2021	300,000	338,912
Unilever Capital Corporation	5.90	11-15-2032	300,000	388,619
				142,328,182

Insurance : 1.02%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	522,389
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	382,605
ACE INA Holdings Incorporated	5.88	6-15-2014	75,000	78,956
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	612,184
Aegon Funding Corporation	5.75	12-15-2020	75,000	87,753
AFLAC Incorporated	3.45	8-15-2015	150,000	158,716
AFLAC Incorporated	6.90	12-17-2039	250,000	321,259
AFLAC Incorporated	8.50	5-15-2019	250,000	333,060
Alleghany Corporation	5.63	9-15-2020	100,000	113,261
Allied World Assurance	5.50	11-15-2020	300,000	336,282
Allstate Corporation	5.00	8-15-2014	300,000	315,521
Allstate Corporation	5.20	1-15-2042	500,000	579,376
Allstate Corporation	5.55	5-9-2035	830,000	993,929
Allstate Corporation ±	6.13	5-15-2067	300,000	331,184
Allstate Corporation ±	6.50	5-15-2067	200,000	225,500
Allstate Corporation	7.45	5-16-2019	650,000	846,928
American International Group Incorporated	3.00	3-20-2015	500,000	517,945
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,069,343
American International Group Incorporated	4.25	9-15-2014	500,000	521,397
American International Group Incorporated	4.88	9-15-2016	500,000	553,954
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,105,176
American International Group Incorporated	5.05	10-1-2015	250,000	272,613
American International Group Incorporated	5.45	5-18-2017	700,000	789,972
American International Group Incorporated	5.85	1-16-2018	850,000	979,420
American International Group Incorporated	6.25	5-1-2036	400,000	484,655

37

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
American International Group Incorporated	6.40%	12-15-2020	$1,000,000	$1,210,250
American International Group Incorporated	6.82	11-15-2037	746,000	935,450
American International Group Incorporated ±	8.18	5-15-2068	500,000	655,000
American International Group Incorporated	8.25	8-15-2018	750,000	953,858
AON Corporation	3.13	5-27-2016	350,000	369,028
AON Corporation	3.50	9-30-2015	100,000	105,494
AON Corporation	5.00	9-30-2020	550,000	627,564
AON Corporation	6.25	9-30-2040	100,000	124,653
Assurant Incorporated	6.75	2-15-2034	375,000	410,061
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	229,476
Berkshire Hathaway Financial Incorporated	1.30	5-15-2018	200,000	197,930
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	300,000	300,700
Berkshire Hathaway Financial Incorporated	1.60	5-15-2017	500,000	505,401
Berkshire Hathaway Financial Incorporated	1.90	1-31-2017	1,275,000	1,305,967
Berkshire Hathaway Financial Incorporated	2.20	8-15-2016	300,000	312,551
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	100,000	99,407
Berkshire Hathaway Financial Incorporated	3.40	1-31-2022	250,000	259,091
Berkshire Hathaway Financial Incorporated	4.30	5-15-2043	300,000	286,520
Berkshire Hathaway Financial Incorporated	4.40	5-15-2042	500,000	485,870
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	400,000	395,003
CHUBB Corporation	5.75	5-15-2018	250,000	298,894
CHUBB Corporation	6.00	5-11-2037	280,000	350,846
CHUBB Corporation ±	6.38	3-29-2067	350,000	393,750
CHUBB Corporation	6.50	5-15-2038	350,000	465,986
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	94,768
CNA Financial Corporation	5.85	12-15-2014	365,000	390,074
CNA Financial Corporation	5.88	8-15-2020	500,000	586,336
CNA Financial Corporation	6.50	8-15-2016	50,000	57,079
CNA Financial Corporation	7.35	11-15-2019	295,000	369,131
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	230,942
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	110,500
GE Global Insurance Holdings	7.00	2-15-2026	430,000	545,496
Genworth Financial Incorporated	4.95	10-1-2015	100,000	106,861
Genworth Financial Incorporated	6.52	5-22-2018	500,000	573,829
Genworth Financial Incorporated	7.20	2-15-2021	500,000	592,870
Genworth Financial Incorporated	8.63	12-15-2016	500,000	604,694
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	40,668
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	273,980
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	280,737
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	290,937
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	86,717
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	296,656
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	294,148
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	632,597
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	104,520
ING US Incorporated 144A	2.90	2-15-2018	400,000	407,606
Lincoln National Corporation	4.85	6-24-2021	80,000	89,058
Lincoln National Corporation	6.15	4-7-2036	500,000	593,999
Lincoln National Corporation	6.25	2-15-2020	300,000	356,897
Lincoln National Corporation ±	7.00	5-17-2066	350,000	364,000
Lincoln National Corporation	8.75	7-1-2019	220,000	293,232
Loews Corporation	2.63	5-15-2023	150,000	142,442
Loews Corporation	4.13	5-15-2043	200,000	184,417
Loews Corporation	5.25	3-15-2016	200,000	221,544
Markel Corporation	3.63	3-30-2023	150,000	149,181
Markel Corporation	5.00	3-30-2043	100,000	98,208
Markel Corporation	5.35	6-1-2021	100,000	112,122
Markel Corporation	7.13	9-30-2019	100,000	123,204
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	338,666
Marsh & McLennan Companies Incorporated	5.75	9-15-2015	500,000	551,982
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	401,255
MetLife Incorporated	4.13	8-13-2042	300,000	281,480
MetLife Incorporated	4.75	2-8-2021	750,000	851,402
MetLife Incorporated	5.70	6-15-2035	400,000	466,822
MetLife Incorporated	5.88	2-6-2041	700,000	841,709

38

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
MetLife Incorporated	6.38%	6-15-2034	$280,000	$351,469
MetLife Incorporated	6.40	12-15-2066	800,000	904,000
MetLife Incorporated	6.50	12-15-2032	200,000	251,397
MetLife Incorporated	6.75	6-1-2016	500,000	582,372
MetLife Incorporated Series A	6.82	8-15-2018	750,000	930,805
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,077
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	285,822
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	252,567
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	254,754
Progressive Corporation	3.75	8-23-2021	1,000,000	1,069,950
Progressive Corporation	6.25	12-1-2032	75,000	95,009
Progressive Corporation ±	6.70	6-15-2067	500,000	561,250
Protective Life Corporation	7.38	10-15-2019	500,000	624,876
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,053,880
Prudential Financial Incorporated	3.88	1-14-2015	100,000	104,782
Prudential Financial Incorporated	4.50	11-16-2021	250,000	274,254
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,083,390
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	253,750
Prudential Financial Incorporated	5.38	6-21-2020	500,000	585,587
Prudential Financial Incorporated	5.70	12-14-2036	538,000	606,882
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	540,625
Prudential Financial Incorporated	6.20	1-15-2015	30,000	32,414
Prudential Financial Incorporated	6.20	11-15-2040	250,000	304,957
Prudential Financial Incorporated	6.63	12-1-2037	65,000	81,246
Prudential Financial Incorporated	7.38	6-15-2019	355,000	452,693
Prudential Financial Incorporated ±	8.88	6-15-2038	200,000	248,500
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	568,001
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	197,247
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,001
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	419,863
Stancorp Financial Group Incorporated	5.00	8-15-2022	100,000	103,496
The Travelers Companies Incorporated	5.35	11-1-2040	350,000	411,520
The Travelers Companies Incorporated	5.50	12-1-2015	180,000	201,167
The Travelers Companies Incorporated	5.75	12-15-2017	250,000	296,245
The Travelers Companies Incorporated	5.90	6-2-2019	500,000	613,139
The Travelers Companies Incorporated	6.25	6-15-2037	365,000	475,741
Torchmark Corporation	3.80	9-15-2022	350,000	357,101
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	522,794
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	138,070
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	777,245
Unitrin Incorporated	6.00	5-15-2017	100,000	109,644
Unum Group	7.13	9-30-2016	115,000	133,435
Willis North America Incorporated	5.63	7-15-2015	75,000	80,762
Willis North America Incorporated	7.00	9-29-2019	500,000	588,521
WR Berkley Corporation	5.38	9-15-2020	200,000	222,662
WR Berkley Corporation	6.25	2-15-2037	100,000	116,817
XL Capital Limited	6.25	5-15-2027	100,000	118,653
XL Capital Limited	6.38	11-15-2024	100,000	120,704
				55,774,030

Real Estate Management & Development : 0.02%
AMB Property LP	6.63	12-1-2019	500,000	601,314
Boston Properties LP	3.13	9-1-2023	150,000	145,559
Jones Lang Lasalle Incorporated	4.40	11-15-2022	100,000	101,966
Regency Centers LP	4.80	4-15-2021	200,000	219,585
Regency Centers LP	5.88	6-15-2017	100,000	113,685
				1,182,109

REITs : 0.56%
American Campus Communities Incorporated	3.75	4-15-2023	100,000	99,253
American Tower Corporation	3.50	1-31-2023	150,000	145,664
American Tower Corporation	4.50	1-15-2018	500,000	546,296

39

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
American Tower Corporation	4.63%	4-1-2015	$100,000	$106,184
American Tower Corporation	5.05	9-1-2020	500,000	547,781
American Tower Corporation	5.90	11-1-2021	565,000	653,143
American Tower Corporation	7.00	10-15-2017	350,000	418,389
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	339,967
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	172,169
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	119,686
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	158,971
Boston Properties LP	4.13	5-15-2021	300,000	321,480
Boston Properties LP	5.00	6-1-2015	100,000	107,551
Boston Properties LP	5.63	4-15-2015	250,000	271,536
Boston Properties LP	5.63	11-15-2020	500,000	590,228
Boston Properties LP	5.88	10-15-2019	500,000	599,048
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	347,156
BRE Properties Incorporated	3.38	1-15-2023	500,000	486,510
BRE Properties Incorporated	5.20	3-15-2021	65,000	72,929
Camden Property Trust	2.95	12-15-2022	150,000	143,823
Camden Property Trust	4.63	6-15-2021	150,000	164,961
Camden Property Trust	4.88	6-15-2023	100,000	110,338
Commonwealth REIT	5.88	9-15-2020	100,000	105,956
Corporate Office Properties LP 144A	3.60	5-15-2023	100,000	96,415
DDR Corporation	3.38	5-15-2023	250,000	241,450
DDR Corporation	4.63	7-15-2022	250,000	267,512
Digital Realty Trust LP	3.63	10-1-2022	200,000	197,715
Digital Realty Trust LP	5.25	3-15-2021	100,000	111,309
Digital Realty Trust LP	5.88	2-1-2020	300,000	346,952
Duke Realty LP	3.63	4-15-2023	125,000	122,289
Duke Realty LP	5.95	2-15-2017	350,000	396,074
Duke Realty LP	7.38	2-15-2015	500,000	549,892
Entertainment Properties Trust	5.75	8-15-2022	150,000	162,289
Equity One Incorporated	3.75	11-15-2022	250,000	247,232
ERP Operating LP	5.25	9-15-2014	480,000	507,449
ERP Operating LP	5.75	6-15-2017	750,000	867,192
ERP Operation LP	4.63	12-15-2021	1,000,000	1,102,096
Essex Portfolio LP	3.25	5-1-2023	100,000	96,931
Federal Realty Investment Trust	2.75	6-1-2023	100,000	95,177
Federal Realty Investment Trust	3.00	8-1-2022	100,000	98,491
HCP Incorporated	3.15	8-1-2022	100,000	97,498
HCP Incorporated	3.75	2-1-2016	355,000	378,115
HCP Incorporated	3.75	2-1-2019	100,000	106,816
HCP Incorporated	5.38	2-1-2021	65,000	74,760
HCP Incorporated	5.63	5-1-2017	100,000	113,883
HCP Incorporated	6.00	1-30-2017	200,000	229,043
HCP Incorporated	6.70	1-30-2018	500,000	600,739
HCP Incorporated	6.75	2-1-2041	65,000	83,609
Health Care Incorporated	3.63	3-15-2016	300,000	317,706
Health Care Incorporated	4.13	4-1-2019	250,000	269,985
Health Care Incorporated	4.70	9-15-2017	500,000	555,766
Health Care Incorporated	4.95	1-15-2021	250,000	276,297
Health Care Incorporated	5.25	1-15-2022	100,000	112,744
Health Care Incorporated	5.75	1-15-2021	250,000	283,875
Health Care Incorporated	6.13	4-15-2020	250,000	294,025
Health Care Incorporated	6.50	1-17-2017	60,000	68,386
Health Care Incorporated	6.50	3-15-2041	200,000	240,752
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	122,956
Highwoods Realty Limited	5.85	3-15-2017	300,000	334,647
Hospitality Properties Trust	5.63	3-15-2017	75,000	82,604
Hospitality Properties Trust	7.88	8-15-2014	500,000	523,200
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	97,965
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	264,862
Host Hotels & Resorts LP	6.00	10-1-2021	500,000	573,565
Kilroy Realty Corporation	3.80	1-15-2023	250,000	248,777
Kilroy Realty Corporation	4.80	7-15-2018	150,000	165,088
Kilroy Realty Corporation	5.00	11-3-2015	100,000	108,520
Kimco Realty Corporation	5.70	5-1-2017	500,000	571,833

40

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Kimco Realty Corporation	6.88%	10-1-2019	$100,000	$124,783
Liberty Property LP	5.50	12-15-2016	75,000	84,118
Liberty Property LP	6.63	10-1-2017	150,000	175,744
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	98,782
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	93,699
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	189,820
National Retail Properties Incorporated	3.30	4-15-2023	100,000	97,193
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,708
National Retail Properties Incorporated	6.88	10-15-2017	100,000	119,483
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	272,500
ProLogis Trust	6.25	3-15-2017	100,000	114,179
ProLogis Trust	6.63	5-15-2018	100,000	119,457
ProLogis Trust	6.88	3-15-2020	531,000	642,706
ProLogis Trust	7.63	8-15-2014	100,000	108,360
Realty Income Corporation	2.00	1-31-2018	150,000	149,678
Realty Income Corporation	5.75	1-15-2021	300,000	345,763
Realty Income Corporation	5.95	9-15-2016	100,000	114,355
Senior Housing Properties Trust	4.30	1-15-2016	100,000	104,386
Simon Property Group LP	2.15	9-15-2017	500,000	511,710
Simon Property Group LP «	3.38	3-15-2022	500,000	516,259
Simon Property Group LP	4.13	12-1-2021	300,000	327,665
Simon Property Group LP	4.20	2-1-2015	90,000	94,406
Simon Property Group LP	4.38	3-1-2021	500,000	554,397
Simon Property Group LP	4.75	3-15-2042	250,000	260,870
Simon Property Group LP	5.10	6-15-2015	750,000	815,627
Simon Property Group LP	5.25	12-1-2016	50,000	56,473
Simon Property Group LP	5.65	2-1-2020	200,000	238,521
Simon Property Group LP	5.75	12-1-2015	125,000	138,768
Simon Property Group LP	5.88	3-1-2017	250,000	287,337
Simon Property Group LP	6.13	5-30-2018	100,000	120,707
Simon Property Group LP	6.75	2-1-2040	350,000	466,403
Simon Property Group LP	10.35	4-1-2019	600,000	861,023
Tanger Properties LP	6.15	11-15-2015	250,000	281,375
UDR Incorporated	4.25	6-1-2018	150,000	164,171
UDR Incorporated	4.63	1-10-2022	100,000	108,907
Ventas Realty LP	2.70	4-1-2020	200,000	190,580
Ventas Realty LP	3.13	11-30-2015	100,000	105,347
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,059,862
Ventas Realty LP	4.75	6-1-2021	150,000	164,099
Vornado Realty Trust	4.25	4-1-2015	250,000	262,065
Washington REIT	3.95	10-15-2022	150,000	154,153
Weingarten Realty Investors	3.38	10-15-2022	150,000	145,348
Weingarten Realty Investors	3.50	4-15-2023	125,000	122,023
				30,673,976

Thrifts & Mortgage Finance : 0.01%
Astoria Financial Corporation	5.00	6-19-2017	100,000	106,250
People’s United Financial Incorporated	3.65	12-6-2022	150,000	148,798
				255,048

Health Care : 1.84%
Biotechnology : 0.24%
Amgen Incorporated	1.88	11-15-2014	750,000	763,143
Amgen Incorporated	2.30	6-15-2016	600,000	619,040
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,044,337
Amgen Incorporated	3.88	11-15-2021	500,000	534,922
Amgen Incorporated	4.10	6-15-2021	100,000	108,370
Amgen Incorporated	4.50	3-15-2020	65,000	72,794
Amgen Incorporated	4.85	11-18-2014	400,000	424,107
Amgen Incorporated	4.95	10-1-2041	500,000	514,107

41

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Amgen Incorporated	5.15%	11-15-2041	$350,000	$372,257
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,239,426
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,181,170
Amgen Incorporated	5.75	3-15-2040	80,000	91,685
Amgen Incorporated	5.85	6-1-2017	350,000	406,993
Amgen Incorporated	6.15	6-1-2018	250,000	300,899
Amgen Incorporated	6.38	6-1-2037	500,000	609,276
Amgen Incorporated	6.40	2-1-2039	250,000	304,952
Biogen Idec Incorporated	6.88	3-1-2018	500,000	607,188
Celgene Corporation	2.45	10-15-2015	200,000	206,635
Celgene Corporation	3.25	8-15-2022	500,000	499,551
Celgene Corporation	3.95	10-15-2020	200,000	213,264
Genzyme Corporation	3.63	6-15-2015	750,000	795,752
Genzyme Corporation	5.00	6-15-2020	200,000	231,468
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	886,725
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	559,286
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	471,589
				13,058,936

Health Care Equipment & Supplies : 0.24%
Baxter International Incorporated	2.40	8-15-2022	250,000	238,778
Baxter International Incorporated	3.65	8-15-2042	250,000	223,993
Baxter International Incorporated	4.25	3-15-2020	100,000	111,565
Baxter International Incorporated	5.38	6-1-2018	500,000	585,758
Baxter International Incorporated	5.90	9-1-2016	350,000	402,954
Baxter International Incorporated	6.25	12-1-2037	250,000	317,715
Becton Dickinson & Company	1.75	11-8-2016	500,000	512,441
Becton Dickinson & Company	3.13	11-8-2021	300,000	306,566
Becton Dickinson & Company	3.25	11-12-2020	350,000	365,505
Becton Dickinson & Company	6.00	5-15-2039	200,000	250,762
Boston Scientific Corporation	4.50	1-15-2015	750,000	791,916
Boston Scientific Corporation	6.00	1-15-2020	350,000	408,169
Boston Scientific Corporation	6.40	6-15-2016	350,000	396,691
Boston Scientific Corporation	7.38	1-15-2040	300,000	393,078
C.R. Bard Incorporated	1.38	1-15-2018	100,000	98,924
C.R. Bard Incorporated	2.88	1-15-2016	100,000	104,558
C.R. Bard Incorporated	4.40	1-15-2021	168,000	184,362
CareFusion Corporation	6.38	8-1-2019	500,000	590,545
Dentsply International	2.75	8-15-2016	55,000	56,824
Hospira Incorporated	6.05	3-30-2017	500,000	552,377
Hospira Incorporated	6.40	5-15-2015	45,000	48,943
Medtronic Incorporated	2.75	4-1-2023	500,000	488,961
Medtronic Incorporated	3.00	3-15-2015	750,000	781,860
Medtronic Incorporated	4.00	4-1-2043	300,000	285,083
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,128,097
Medtronic Incorporated	4.50	3-15-2042	200,000	206,597
Medtronic Incorporated	5.55	3-15-2040	300,000	356,754
Medtronic Incorporated	1.38	4-1-2018	400,000	396,978
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	258,008
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	492,050
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	299,642
Stryker Corporation	1.30	4-1-2018	225,000	222,726
Stryker Corporation	2.00	9-30-2016	350,000	361,874
Stryker Corporation	3.00	1-15-2015	150,000	155,778
Stryker Corporation	4.10	4-1-2043	250,000	244,217
Stryker Corporation	4.38	1-15-2020	150,000	168,290
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	280,544
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	293,034
				13,362,917

Health Care Providers & Services : 0.52%
Aetna Incorporated	2.75	11-15-2022	500,000	479,369

42

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Aetna Incorporated	3.95%	9-1-2020	$200,000	$213,738
Aetna Incorporated	4.13	6-1-2021	200,000	216,454
Aetna Incorporated	4.13	11-15-2042	250,000	233,736
Aetna Incorporated	6.00	6-15-2016	300,000	342,604
Aetna Incorporated	6.63	6-15-2036	650,000	823,049
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	313,249
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	284,848
Cardinal Health Incorporated	1.70	3-15-2018	157,000	155,442
Cardinal Health Incorporated	3.20	6-15-2022	250,000	246,312
Cardinal Health Incorporated	3.20	3-15-2023	225,000	219,603
Cardinal Health Incorporated	5.80	10-15-2016	350,000	400,768
Catholic Health Initiatives	4.35	11-1-2042	250,000	240,869
CIGNA Corporation	4.00	2-15-2022	250,000	266,584
CIGNA Corporation	4.38	12-15-2020	500,000	549,515
CIGNA Corporation	4.50	3-15-2021	100,000	110,034
CIGNA Corporation	5.13	6-15-2020	215,000	245,054
CIGNA Corporation	5.38	2-15-2042	350,000	394,562
CIGNA Corporation	5.88	3-15-2041	330,000	391,676
CIGNA Corporation	6.15	11-15-2036	50,000	59,697
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	673,031
Express Scripts Holding Company	2.75	11-21-2014	1,000,000	1,026,880
Express Scripts Holding Company	3.13	5-15-2016	400,000	422,221
Express Scripts Holding Company	3.50	11-15-2016	1,100,000	1,181,291
Express Scripts Holding Company	3.90	2-15-2022	500,000	529,051
Express Scripts Holding Company	4.75	11-15-2021	750,000	839,477
Express Scripts Holding Company	6.13	11-15-2041	250,000	311,205
Humana Incorporated	7.20	6-15-2018	500,000	602,557
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	264,748
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,300
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	55,993
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	537,559
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	220,157
Mayo Clinic Rochester	4.00	11-15-2047	100,000	95,038
McKesson Corporation	1.40	3-15-2018	250,000	247,161
McKesson Corporation	2.85	3-15-2023	200,000	196,119
McKesson Corporation	3.25	3-1-2016	500,000	531,168
McKesson Corporation	6.00	3-1-2041	250,000	312,442
McKesson Corporation	7.50	2-15-2019	500,000	641,144
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	207,567
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	536,818
Novant Health Incorporated	4.37	11-1-2043	100,000	95,368
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	170,874
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	637,006
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	202,483
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	460,403
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	122,179
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	246,279
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	994,901
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	487,621
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	459,459
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	240,695
UnitedHealth Group Incorporated	5.00	8-15-2014	500,000	526,486
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	292,952
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	599,989
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,192,800
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	191,000
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	657,248
WellPoint Incorporated	1.25	9-10-2015	250,000	251,597
WellPoint Incorporated	1.88	1-15-2018	500,000	500,584
WellPoint Incorporated	2.38	2-15-2017	250,000	256,395
WellPoint Incorporated	3.13	5-15-2022	500,000	493,990
WellPoint Incorporated	3.30	1-15-2023	250,000	248,537
WellPoint Incorporated	4.63	5-15-2042	500,000	497,458
WellPoint Incorporated	4.65	1-15-2043	250,000	248,892
WellPoint Incorporated	5.25	1-15-2016	100,000	110,436

43

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
WellPoint Incorporated	5.80%	8-15-2040	$135,000	$154,988
WellPoint Incorporated	5.85	1-15-2036	725,000	839,523
WellPoint Incorporated	5.88	6-15-2017	750,000	870,190
WellPoint Incorporated	7.00	2-15-2019	500,000	615,781
				28,352,204

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	3.50	1-15-2016	225,000	235,481
Life Technologies Corporation	4.40	3-1-2015	300,000	315,966
Life Technologies Corporation	5.00	1-15-2021	150,000	165,642
Life Technologies Corporation	6.00	3-1-2020	250,000	290,620
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	189,141
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	482,990
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	518,549
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,962
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	407,071
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,117,148
				3,764,570

Pharmaceuticals : 0.77%
Abbott Laboratories	4.13	5-27-2020	250,000	277,894
Abbott Laboratories	5.13	4-1-2019	139,000	162,275
Abbott Laboratories	5.30	5-27-2040	250,000	297,907
Abbott Laboratories	6.00	4-1-2039	150,000	192,662
Abbott Laboratories	6.15	11-30-2037	237,000	310,884
AbbVie Incorporated 144A	1.75	11-6-2017	2,000,000	1,995,084
AbbVie Incorporated 144A	2.00	11-6-2018	300,000	299,569
AbbVie Incorporated 144A	2.90	11-6-2022	2,000,000	1,948,164
AbbVie Incorporated 144A	4.40	11-6-2042	1,000,000	979,430
Allergan Incorporated	1.35	3-15-2018	50,000	49,637
Allergan Incorporated	2.80	3-15-2023	225,000	221,750
Allergan Incorporated	3.38	9-15-2020	500,000	528,217
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	232,574
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	213,011
Bristol-Myers Squibb Company	5.45	5-1-2018	500,000	593,115
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	717,816
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	16,612
Eli Lilly & Company	5.20	3-15-2017	500,000	570,101
Eli Lilly & Company	5.50	3-15-2027	400,000	483,368
Eli Lilly & Company	5.95	11-15-2037	500,000	630,485
Genentech Incorporated	4.75	7-15-2015	500,000	542,205
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,005,474
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	196,441
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	999,126
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	342,447
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,750,000	2,082,140
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,286,992
Johnson & Johnson	2.15	5-15-2016	500,000	520,957
Johnson & Johnson	4.50	9-1-2040	300,000	325,939
Johnson & Johnson	4.85	5-15-2041	200,000	228,922
Johnson & Johnson	4.95	5-15-2033	180,000	209,947
Johnson & Johnson	5.15	7-15-2018	500,000	590,325
Johnson & Johnson	5.55	8-15-2017	250,000	294,711
Johnson & Johnson	5.85	7-15-2038	500,000	645,028
Johnson & Johnson	6.73	11-15-2023	300,000	404,795
Merck & Company Incorporated	0.70	5-18-2016	400,000	398,498
Merck & Company Incorporated	1.30	5-18-2018	333,000	329,234
Merck & Company Incorporated	2.40	9-15-2022	500,000	480,532
Merck & Company Incorporated	2.80	5-18-2023	150,000	147,168
Merck & Company Incorporated	3.60	9-15-2042	250,000	224,578
Merck & Company Incorporated	3.88	1-15-2021	350,000	383,388
Merck & Company Incorporated	4.15	5-18-2043	500,000	488,500

44

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	4.75%	3-1-2015	$225,000	$241,191
Merck & Company Incorporated	5.00	6-30-2019	250,000	293,318
Merck & Company Incorporated	5.75	11-15-2036	400,000	496,924
Merck & Company Incorporated	5.85	6-30-2039	150,000	184,954
Merck & Company Incorporated	5.95	12-1-2028	65,000	80,978
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,189,963
Merck & Company Incorporated	6.30	1-1-2026	250,000	321,258
Merck & Company Incorporated	6.40	3-1-2028	500,000	646,895
Novartis Capital Corporation	2.40	9-21-2022	1,000,000	967,365
Novartis Capital Corporation	2.90	4-24-2015	850,000	887,524
Novartis Capital Corporation	3.70	9-21-2042	250,000	235,591
Novartis Capital Corporation	4.40	4-24-2020	500,000	567,248
Perrigo Company	2.95	5-15-2023	225,000	217,977
Pfizer Incorporated	5.35	3-15-2015	1,000,000	1,081,183
Pfizer Incorporated	5.45	4-1-2017	500,000	577,767
Pfizer Incorporated	6.00	2-15-2036	625,000	774,096
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,468,658
Pfizer Incorporated	6.50	2-1-2034	500,000	655,512
Pfizer Incorporated	7.20	3-15-2039	750,000	1,060,397
Schering-Plough Corporation	6.50	12-1-2033	120,000	161,745
Schering-Plough Corporation	6.55	9-15-2037	475,000	638,799
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	246,718
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	520,596
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	500,259
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	497,050
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	738,047
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	488,817
Watson Pharmaceuticals Incorporated	5.00	8-15-2014	125,000	130,776
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	153,867
Wyeth LLC	5.50	2-15-2016	180,000	202,509
Wyeth LLC	5.95	4-1-2037	850,000	1,043,627
Zoetis Incorporated 144A	1.15	2-1-2016	40,000	40,105
Zoetis Incorporated 144A	3.25	2-1-2023	600,000	594,529
Zoetis Incorporated 144A	4.70	2-1-2043	500,000	499,413
				42,253,558

Industrials : 1.51%
Aerospace & Defense : 0.42%
Boeing Capital Corporation	4.70	10-27-2019	500,000	580,060
Boeing Company	0.95	5-15-2018	150,000	146,096
Boeing Company	4.88	2-15-2020	140,000	162,801
Boeing Company	5.88	2-15-2040	30,000	37,865
Boeing Company	6.00	3-15-2019	300,000	366,663
Boeing Company	6.13	2-15-2033	180,000	222,591
Boeing Company	6.88	3-15-2039	800,000	1,116,324
General Dynamics Corporation	1.00	11-15-2017	500,000	490,603
General Dynamics Corporation	1.38	1-15-2015	200,000	202,921
General Dynamics Corporation	2.25	7-15-2016	200,000	208,208
General Dynamics Corporation	2.25	11-15-2022	500,000	471,686
General Dynamics Corporation	3.88	7-15-2021	200,000	216,973
Honeywell International Incorporated	4.25	3-1-2021	50,000	56,492
Honeywell International Incorporated	5.00	2-15-2019	750,000	878,526
Honeywell International Incorporated	5.30	3-1-2018	100,000	117,128
Honeywell International Incorporated	5.38	3-1-2041	365,000	441,867
Honeywell International Incorporated	5.70	3-15-2037	250,000	309,195
L-3 Communications Corporation	3.95	11-15-2016	500,000	533,859
L-3 Communications Corporation	4.95	2-15-2021	500,000	544,953
L-3 Communications Corporation	5.20	10-15-2019	500,000	559,627
Lockheed Martin Corporation	3.35	9-15-2021	250,000	256,531
Lockheed Martin Corporation	4.07	12-15-2042	542,000	496,920
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,118,200
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	211,841
Northrop Grumman Corporation	1.75	6-1-2018	300,000	298,747

45

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Northrop Grumman Corporation	1.85%	11-15-2015	$300,000	$310,616
Northrop Grumman Corporation	3.25	8-1-2023	350,000	345,767
Northrop Grumman Corporation	3.50	3-15-2021	300,000	314,770
Northrop Grumman Corporation	3.70	8-1-2014	90,000	93,320
Northrop Grumman Corporation	4.75	6-1-2043	500,000	495,495
Northrop Grumman Corporation	5.05	8-1-2019	85,000	97,984
Northrop Grumman Corporation	5.05	11-15-2040	100,000	106,534
Northrop Grumman Corporation	7.75	2-15-2031	300,000	412,322
Precision Castparts Corporation	1.25	1-15-2018	500,000	494,713
Precision Castparts Corporation	2.50	1-15-2023	250,000	241,843
Precision Castparts Corporation	3.90	1-15-2043	200,000	192,935
Raytheon Company	2.50	12-15-2022	350,000	333,598
Raytheon Company	4.40	2-15-2020	600,000	668,248
Raytheon Company	4.70	12-15-2041	500,000	521,156
Raytheon Company	7.20	8-15-2027	120,000	159,091
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	58,276
Textron Incorporated	4.63	9-21-2016	100,000	109,031
Textron Incorporated	7.25	10-1-2019	350,000	425,655
United Technologies Corporation	1.80	6-1-2017	533,000	543,995
United Technologies Corporation	3.10	6-1-2022	839,000	858,811
United Technologies Corporation	4.50	4-15-2020	500,000	567,366
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,586,888
United Technologies Corporation	4.88	5-1-2015	850,000	920,197
United Technologies Corporation	5.70	4-15-2040	500,000	606,570
United Technologies Corporation	6.05	6-1-2036	400,000	497,722
United Technologies Corporation	6.13	2-1-2019	565,000	690,446
United Technologies Corporation	6.13	7-15-2038	500,000	635,022
United Technologies Corporation	7.50	9-15-2029	430,000	609,580
				22,944,628

Air Freight & Logistics : 0.07%
FedEx Corporation	2.63	8-1-2022	482,000	464,197
FedEx Corporation	3.88	8-1-2042	200,000	183,544
FedEx Corporation	8.00	1-15-2019	400,000	515,756
United Parcel Service Incorporated	1.13	10-1-2017	250,000	248,500
United Parcel Service Incorporated	3.13	1-15-2021	900,000	945,707
United Parcel Service Incorporated	5.13	4-1-2019	500,000	588,527
United Parcel Service Incorporated	5.50	1-15-2018	100,000	117,667
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,039,323
				4,103,221

Airlines : 0.07%
American Airlines Incorporated 144A	4.00	1-15-2027	250,000	251,875
American Airlines Incorporated	10.38	1-2-2021	163,484	172,067
Continental Airlines Incorporated	4.75	7-12-2022	461,596	506,601
Continental Airlines Incorporated	7.25	5-10-2021	170,272	199,218
Continental Airlines Incorporated	9.00	1-8-2018	124,519	143,819
Continental Airlines Incorporated Series A	5.98	10-19-2023	372,830	423,162
Delta Air Lines Incorporated	4.95	11-23-2020	164,263	180,279
Delta Air Lines Incorporated	6.82	2-10-2024	79,128	92,287
Delta Air Lines Incorporated	7.75	6-17-2021	345,127	405,524
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	39,700
Northwest Airlines Incorporated	7.03	5-1-2021	170,798	191,294
Southwest Airlines Company	5.25	10-1-2014	500,000	526,313
United Airlines Incorporated	10.40	5-1-2018	164,350	191,008
US Airways Group Incorporated	3.95	11-15-2025	150,000	151,125
US Airways Group Incorporated	4.63	12-3-2026	250,000	256,875
				3,731,147

Building Products : 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	219,260

46

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Building Products (continued)
Owens Corning Incorporated	6.50%	12-1-2016	$102,000	$114,826
				334,086

Chemicals : 0.01%
CF Industries Incorporated	3.45	6-1-2023	287,000	283,861

Commercial Services & Supplies : 0.20%
ADT Corporation	3.50	7-15-2022	1,000,000	961,291
Avery Dennison Corporation	5.38	4-15-2020	350,000	378,151
Black & Decker Corporation	3.40	12-1-2021	400,000	408,938
Cintas Corporation No. 2	2.85	6-1-2016	200,000	209,005
Cintas Corporation No. 2	3.25	6-1-2022	100,000	100,449
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,924
Cintas Corporation No. 2	6.13	12-1-2017	200,000	235,552
Cintas Corporation No. 2	6.15	8-15-2036	50,000	59,323
Cooper US Incorporated	2.38	1-15-2016	200,000	206,027
Cooper US Incorporated	3.88	12-15-2020	200,000	212,253
Cooper US Incorporated	6.10	7-1-2017	100,000	116,647
CRH America Incorporated	6.00	9-30-2016	850,000	964,537
CRH America Incorporated	8.13	7-15-2018	200,000	249,106
Equifax Incorporated	3.30	12-15-2022	231,000	225,068
Equifax Incorporated	4.45	12-1-2014	100,000	104,852
Equifax Incorporated	7.00	7-1-2037	50,000	60,496
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	265,437
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	530,852
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	111,094
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,020,009
Republic Services Incorporated	3.80	5-15-2018	100,000	107,807
Republic Services Incorporated	4.75	5-15-2023	300,000	328,856
Republic Services Incorporated	5.25	11-15-2021	50,000	57,051
Republic Services Incorporated	5.50	9-15-2019	125,000	145,097
Republic Services Incorporated	5.70	5-15-2041	550,000	625,987
Republic Services Incorporated	6.20	3-1-2040	250,000	301,224
Waste Management Incorporated	4.60	3-1-2021	200,000	222,077
Waste Management Incorporated	4.75	6-30-2020	500,000	560,055
Waste Management Incorporated	6.10	3-15-2018	326,000	385,493
Waste Management Incorporated	6.13	11-30-2039	500,000	610,171
Waste Management Incorporated	7.38	3-11-2019	500,000	619,860
Waste Management Incorporated	7.75	5-15-2032	400,000	554,583
				11,002,272

Construction & Engineering : 0.01%
URS Corporation 144A	4.10	4-1-2017	500,000	518,559

Electrical Equipment : 0.09%
Eaton Corporation 144A	0.95	11-2-2015	500,000	500,071
Eaton Corporation 144A	2.75	11-2-2022	1,000,000	972,329
Eaton Corporation	5.60	5-15-2018	500,000	579,277
Eaton Corporation	6.95	3-20-2019	200,000	246,632
Emerson Electric Company	4.13	4-15-2015	300,000	318,595
Emerson Electric Company	4.25	11-15-2020	200,000	223,335
Emerson Electric Company	4.75	10-15-2015	100,000	109,235
Emerson Electric Company	4.88	10-15-2019	200,000	233,686
Emerson Electric Company	5.25	10-15-2018	50,000	58,727
Emerson Electric Company	5.25	11-15-2039	500,000	583,609
Emerson Electric Company	5.38	10-15-2017	200,000	231,421
Emerson Electric Company	6.13	4-15-2039	100,000	130,240
Hubbell Incorporated	3.63	11-15-2022	200,000	207,855
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	382,316

47

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electrical Equipment (continued)
Roper Industries Incorporated	6.25%	9-1-2019	$200,000	$239,009
				$5,016,337

Industrial Conglomerates : 0.13%
3M Company	1.00	6-26-2017	250,000	248,340
3M Company	2.00	6-26-2022	725,000	704,343
3M Company	5.70	3-15-2037	325,000	409,996
Danaher Corporation	1.30	6-23-2014	560,000	564,721
Danaher Corporation	2.30	6-23-2016	100,000	104,052
Danaher Corporation	3.90	6-23-2021	100,000	109,192
Danaher Corporation	5.40	3-1-2019	450,000	534,214
GATX Corporation	3.50	7-15-2016	245,000	257,171
GATX Corporation	4.85	6-1-2021	100,000	106,743
General Electric Company	0.85	10-9-2015	200,000	200,491
General Electric Company	2.70	10-9-2022	2,000,000	1,968,874
General Electric Company	4.13	10-9-2042	250,000	239,236
General Electric Company	5.25	12-6-2017	1,600,000	1,849,874
				7,297,247

Machinery : 0.18%
Caterpillar Incorporated	0.95	6-26-2015	200,000	201,454
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,006,376
Caterpillar Incorporated	2.60	6-26-2022	200,000	197,275
Caterpillar Incorporated	3.80	8-15-2042	500,000	458,330
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,087,025
Caterpillar Incorporated	5.20	5-27-2041	555,000	629,227
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,120,956
Deere & Company	2.60	6-8-2022	500,000	495,195
Deere & Company	3.90	6-9-2042	500,000	474,415
Deere & Company	4.38	10-16-2019	400,000	456,546
Deere & Company	5.38	10-16-2029	300,000	360,147
Dover Corporation	4.30	3-1-2021	500,000	559,556
Dover Corporation	5.38	10-15-2035	200,000	235,236
Dover Corporation	5.45	3-15-2018	100,000	117,800
Dover Corporation	6.60	3-15-2038	60,000	80,601
Harsco Corporation	2.70	10-15-2015	100,000	100,812
IDEX Corporation	4.50	12-15-2020	100,000	106,970
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	127,316
Illinois Tool Works Incorporated	3.90	9-1-2042	200,000	187,793
Illinois Tool Works Incorporated	4.88	9-15-2041	45,000	48,884
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	190,379
Joy Global Incorporated	6.00	11-15-2016	500,000	570,744
Kennametal Incorporated	2.65	11-1-2019	150,000	148,965
Kennametal Incorporated	3.88	2-15-2022	98,000	100,370
Parker Hannifin Corporation	3.50	9-15-2022	100,000	105,673
Parker Hannifin Corporation	5.50	5-15-2018	135,000	158,053
Parker Hannifin Corporation	6.25	5-15-2038	60,000	77,716
Snap-on Incorporated	6.13	9-1-2021	150,000	180,931
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	344,012
				9,928,757

Professional Services : 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	118,994
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	253,502
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	258,441
				630,937

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	643,530
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	1,009,670

48

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.60%	9-1-2020	$200,000	$212,557
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	982,782
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	143,204
Burlington Northern Santa Fe LLC	4.88	1-15-2015	500,000	533,265
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	415,158
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	795,466
Canadian National Railway Company	6.38	11-15-2037	550,000	736,100
Con-Way Incorporated	7.25	1-15-2018	350,000	407,076
CSX Corporation	3.70	10-30-2020	250,000	266,133
CSX Corporation	4.10	3-15-2044	400,000	370,510
CSX Corporation	4.25	6-1-2021	200,000	220,465
CSX Corporation	4.75	5-30-2042	230,000	233,719
CSX Corporation	5.60	5-1-2017	100,000	114,724
CSX Corporation	6.00	10-1-2036	300,000	353,593
CSX Corporation	6.15	5-1-2037	320,000	386,346
CSX Corporation	6.22	4-30-2040	200,000	242,744
CSX Corporation	6.25	4-1-2015	700,000	769,351
CSX Corporation	7.38	2-1-2019	500,000	631,160
Kansas City Southern Railway 144A	4.30	5-15-2043	200,000	191,635
Norfolk Southern Corporation	2.90	2-15-2023	886,000	863,396
Norfolk Southern Corporation	3.00	4-1-2022	500,000	499,564
Norfolk Southern Corporation	3.95	10-1-2042	120,000	109,726
Norfolk Southern Corporation	4.84	10-1-2041	685,000	719,790
Norfolk Southern Corporation	5.59	5-17-2025	53,000	62,261
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,299,910
Norfolk Southern Corporation	5.90	6-15-2019	65,000	78,760
Ryder System Incorporated	2.50	3-1-2017	200,000	203,734
Ryder System Incorporated	3.15	3-2-2015	115,000	118,966
Ryder System Incorporated	3.50	6-1-2017	200,000	210,911
Ryder System Incorporated	5.85	11-1-2016	250,000	281,979
Union Pacific Corporation	4.00	2-1-2021	500,000	547,896
Union Pacific Corporation	4.16	7-15-2022	437,000	479,464
Union Pacific Corporation	4.88	1-15-2015	360,000	383,350
Union Pacific Corporation	5.78	7-15-2040	300,000	362,618
Union Pacific Corporation	6.15	5-1-2037	40,000	49,623
Union Pacific Corporation	6.63	2-1-2029	600,000	776,412
				16,707,548

Information Technology : 1.25%
Communications Equipment : 0.15%
Cisco Systems Incorporated	2.90	11-17-2014	350,000	362,410
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,071,825
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,076,391
Cisco Systems Incorporated	4.95	2-15-2019	600,000	698,381
Cisco Systems Incorporated	5.50	2-22-2016	775,000	872,160
Cisco Systems Incorporated	5.50	1-15-2040	700,000	826,512
Cisco Systems Incorporated	5.90	2-15-2039	800,000	985,374
Harris Corporation	4.40	12-15-2020	300,000	320,989
Harris Corporation	5.95	12-1-2017	400,000	456,099
Juniper Networks Incorporated	3.10	3-15-2016	250,000	260,499
Motorola Incorporated	3.50	3-1-2023	550,000	538,800
Motorola Incorporated	6.00	11-15-2017	700,000	809,844
Motorola Incorporated	7.50	5-15-2025	120,000	151,183
				8,430,467

Computers & Peripherals : 0.27%
Apple Incorporated	1.00	5-3-2018	1,500,000	1,473,161
Apple Incorporated	2.40	5-3-2023	2,000,000	1,910,866
Apple Incorporated	3.85	5-4-2043	1,100,000	1,012,400
Dell Incorporated	5.88	6-15-2019	550,000	576,285
Dell Incorporated	6.50	4-15-2038	100,000	96,449

49

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Computers & Peripherals (continued)
Dell Incorporated	7.10%	4-15-2028	$450,000	$471,443
Hewlett-Packard Company	2.13	9-13-2015	500,000	510,627
Hewlett-Packard Company «	2.60	9-15-2017	1,000,000	1,017,541
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,028,485
Hewlett-Packard Company	3.00	9-15-2016	500,000	518,214
Hewlett-Packard Company	3.75	12-1-2020	250,000	248,049
Hewlett-Packard Company	4.05	9-15-2022	250,000	247,301
Hewlett-Packard Company	4.30	6-1-2021	500,000	503,666
Hewlett-Packard Company	4.38	9-15-2021	500,000	504,608
Hewlett-Packard Company «	4.65	12-9-2021	500,000	515,562
Hewlett-Packard Company	4.75	6-2-2014	1,000,000	1,037,984
Hewlett-Packard Company	5.40	3-1-2017	500,000	553,164
Hewlett-Packard Company	5.50	3-1-2018	500,000	564,045
Hewlett-Packard Company	6.00	9-15-2041	475,000	480,331
IBM Corporation	1.63	5-15-2020	500,000	483,525
Lexmark International Incorporated	6.65	6-1-2018	250,000	280,678
NetApp Incorporated	2.00	12-15-2017	250,000	247,344
NetApp Incorporated	3.25	12-15-2022	250,000	239,073
				14,520,801

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	549,714
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	307,675
Amphenol Corporation	4.00	2-1-2022	300,000	311,039
Amphenol Corporation	4.75	11-15-2014	150,000	158,706
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	315,300
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	111,258
Avnet Incorporated	5.88	6-15-2020	100,000	110,094
Avnet Incorporated	6.63	9-15-2016	300,000	338,708
Corning Incorporated	1.45	11-15-2017	400,000	398,834
Corning Incorporated	4.25	8-15-2020	250,000	274,473
Corning Incorporated	5.75	8-15-2040	150,000	171,328
Corning Incorporated	6.63	5-15-2019	20,000	24,459
Tech Data Corporation	3.75	9-21-2017	100,000	103,537
				3,175,125

Internet Software & Services : 0.05%
eBay Incorporated	0.70	7-15-2015	100,000	100,264
eBay Incorporated	1.35	7-15-2017	400,000	400,190
eBay Incorporated	1.63	10-15-2015	400,000	409,464
eBay Incorporated	2.60	7-15-2022	350,000	338,606
eBay Incorporated	3.25	10-15-2020	200,000	209,571
eBay Incorporated	4.00	7-15-2042	250,000	222,132
Google Incorporated	2.13	5-19-2016	500,000	520,073
Google Incorporated	3.63	5-19-2021	500,000	542,190
				2,742,490

IT Services : 0.22%
Western Union Company	5.25	4-1-2020	80,000	86,221
Western Union Company	5.93	10-1-2016	175,000	195,504
Western Union Company	6.20	11-17-2036	175,000	178,990
Western Union Company	6.20	6-21-2040	200,000	198,515
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,641
Computer Sciences Corporation	4.45	9-15-2022	200,000	207,364
Computer Sciences Corporation Series WI	6.50	3-15-2018	150,000	173,430
Fiserv Incorporated	3.50	10-1-2022	400,000	395,561
Fiserv Incorporated	4.75	6-15-2021	500,000	538,294
Fiserv Incorporated	6.80	11-20-2017	100,000	118,646
IBM Corporation	0.45	5-6-2016	400,000	396,552
IBM Corporation	0.55	2-6-2015	1,000,000	1,000,929
IBM Corporation	0.88	10-31-2014	1,000,000	1,006,020

50

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
IBM Corporation	1.25%	2-8-2018	$500,000	$496,660
IBM Corporation	1.88	8-1-2022	400,000	371,188
IBM Corporation	1.95	7-22-2016	725,000	748,694
IBM Corporation	4.00	6-20-2042	500,000	487,650
IBM Corporation	5.60	11-30-2039	900,000	1,090,883
IBM Corporation	5.70	9-14-2017	1,000,000	1,177,440
IBM Corporation	5.88	11-29-2032	250,000	318,661
IBM Corporation	7.00	10-30-2025	300,000	411,810
IBM Corporation	7.63	10-15-2018	1,000,000	1,301,268
SAIC Incorporated	4.45	12-1-2020	500,000	530,456
SAIC Incorporated	5.95	12-1-2040	100,000	104,029
Total System Services Incorporated	2.38	6-1-2018	205,000	204,395
Total System Services Incorporated	3.75	6-1-2023	150,000	147,164
Western Union Company	2.88	12-10-2017	250,000	255,180
				12,255,145

Office Electronics : 0.05%
Xerox Corporation	2.95	3-15-2017	1,000,000	1,026,366
Xerox Corporation	4.25	2-15-2015	500,000	525,289
Xerox Corporation	5.63	12-15-2019	200,000	227,130
Xerox Corporation	6.35	5-15-2018	150,000	175,726
Xerox Corporation	6.40	3-15-2016	500,000	562,769
Xerox Corporation	6.75	2-1-2017	250,000	289,086
Xerox Corporation	6.75	12-15-2039	100,000	118,012
				2,924,378

Semiconductors & Semiconductor Equipment : 0.15%
Analog Devices Incorporated	2.88	6-1-2023	150,000	147,360
Analog Devices Incorporated	5.00	7-1-2014	250,000	261,534
Applied Materials Incorporated	2.65	6-15-2016	500,000	522,726
Applied Materials Incorporated	4.30	6-15-2021	300,000	326,054
Applied Materials Incorporated	5.85	6-15-2041	200,000	227,887
Broadcom Corporation	2.38	11-1-2015	200,000	207,519
Broadcom Corporation	2.50	8-15-2022	250,000	238,248
Intel Corporation	1.35	12-15-2017	1,000,000	994,413
Intel Corporation	1.95	10-1-2016	600,000	619,793
Intel Corporation	2.70	12-15-2022	550,000	530,158
Intel Corporation	3.30	10-1-2021	847,000	878,159
Intel Corporation	4.00	12-15-2032	500,000	483,714
Intel Corporation	4.25	12-15-2042	250,000	237,218
Intel Corporation	4.80	10-1-2041	643,000	662,482
KLA Tencor Corporation	6.90	5-1-2018	300,000	354,975
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	197,269
National Semiconductor Corporation	3.95	4-15-2015	350,000	371,370
Texas Instruments Incorporated	0.45	8-3-2015	100,000	99,691
Texas Instruments Incorporated	1.00	5-1-2018	200,000	195,120
Texas Instruments Incorporated	1.65	8-3-2019	250,000	247,128
Texas Instruments Incorporated	2.25	5-1-2023	250,000	234,423
Texas Instruments Incorporated	2.38	5-16-2016	300,000	313,744
				8,350,985

Software : 0.30%
Adobe Systems Incorporated	3.25	2-1-2015	100,000	103,947
Adobe Systems Incorporated	4.75	2-1-2020	325,000	358,432
Autodesk Incorporated	1.95	12-15-2017	250,000	248,195
Autodesk Incorporated	3.60	12-15-2022	250,000	247,788
BMC Software Incorporated	4.25	2-15-2022	45,000	45,592
BMC Software Incorporated	4.50	12-1-2022	200,000	204,482
CA Incorporated	5.38	12-1-2019	500,000	562,393
CA Incorporated	6.13	12-1-2014	500,000	535,891
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	112,756

51

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Fidelity National Information Services Incorporated	3.50%	4-15-2023	$131,000	$126,313
Intuit Incorporated	5.75	3-15-2017	200,000	225,843
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,025,894
Microsoft Corporation	2.38	5-1-2023	250,000	240,840
Microsoft Corporation	2.95	6-1-2014	890,000	913,208
Microsoft Corporation	3.00	10-1-2020	400,000	419,010
Microsoft Corporation	3.75	5-1-2043	47,000	43,971
Microsoft Corporation	4.00	2-8-2021	500,000	553,873
Microsoft Corporation	4.20	6-1-2019	375,000	424,786
Microsoft Corporation	4.50	10-1-2040	500,000	527,824
Microsoft Corporation	5.20	6-1-2039	110,000	127,932
Microsoft Corporation	5.30	2-8-2041	500,000	593,421
Oracle Corporation	1.20	10-15-2017	1,350,000	1,339,290
Oracle Corporation	2.50	10-15-2022	800,000	768,120
Oracle Corporation	3.75	7-8-2014	500,000	517,869
Oracle Corporation	3.88	7-15-2020	350,000	384,014
Oracle Corporation	5.00	7-8-2019	600,000	703,567
Oracle Corporation	5.25	1-15-2016	850,000	948,032
Oracle Corporation	5.38	7-15-2040	1,350,000	1,569,694
Oracle Corporation	5.75	4-15-2018	1,000,000	1,191,878
Oracle Corporation	6.13	7-8-2039	200,000	254,053
Oracle Corporation	6.50	4-15-2038	250,000	329,000
Symantec Corporation	3.95	6-15-2022	200,000	203,858
Symantec Corporation	4.20	9-15-2020	300,000	317,509
				16,169,275

Materials : 0.83%
Chemicals : 0.42%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	130,897
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,707
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	170,163
Airgas Incorporated	2.90	11-15-2022	500,000	481,081
Albemarle Corporation	4.50	12-15-2020	300,000	322,971
Cabot Corporation	5.00	10-1-2016	100,000	110,617
CF Industries Incorporated	4.95	6-1-2043	275,000	272,993
CF Industries Incorporated	6.88	5-1-2018	500,000	601,205
Dow Chemical Company	2.50	2-15-2016	125,000	129,738
Dow Chemical Company	3.00	11-15-2022	500,000	485,491
Dow Chemical Company	4.25	11-15-2020	575,000	631,033
Dow Chemical Company	4.38	11-15-2042	500,000	468,391
Dow Chemical Company	5.25	11-15-2041	250,000	268,129
Dow Chemical Company	5.70	5-15-2018	250,000	290,549
Dow Chemical Company	5.90	2-15-2015	500,000	542,701
Dow Chemical Company	7.38	11-1-2029	600,000	783,961
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,203,998
Dow Chemical Company	9.40	5-15-2039	385,000	607,906
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	526,017
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	494,495
E.I. du Pont de Nemours & Company	3.25	1-15-2015	700,000	731,496
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	538,002
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	299,629
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	456,276
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	228,878
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	332,180
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	286,279
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	29,876
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	757,108
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	322,157
Eastman Chemical Company	3.60	8-15-2022	400,000	409,507
Eastman Chemical Company	4.50	1-15-2021	500,000	543,903
Eastman Chemical Company	4.80	9-1-2042	200,000	204,492
Ecolab Incorporated	1.00	8-9-2015	94,000	94,275
Ecolab Incorporated	2.38	12-8-2014	250,000	255,839

52

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Ecolab Incorporated	3.00%	12-8-2016	$500,000	$530,669
Ecolab Incorporated	4.35	12-8-2021	500,000	549,134
Ecolab Incorporated	5.50	12-8-2041	300,000	343,845
FMC Corporation	3.95	2-1-2022	125,000	131,006
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	98,399
Lubrizol Corporation	5.50	10-1-2014	65,000	69,193
Lubrizol Corporation	8.88	2-1-2019	250,000	339,897
Monsanto Company	2.75	4-15-2016	200,000	210,432
Monsanto Company	5.13	4-15-2018	500,000	584,452
Monsanto Company	5.50	8-15-2025	100,000	121,474
Mosaic Company	3.75	11-15-2021	115,000	119,379
NewMarket Corporation	4.10	12-15-2022	50,000	50,705
PPG Industries Incorporated	1.90	1-15-2016	50,000	51,145
PPG Industries Incorporated	3.60	11-15-2020	100,000	106,025
PPG Industries Incorporated	5.50	11-15-2040	150,000	169,978
PPG Industries Incorporated	6.65	3-15-2018	300,000	363,892
PPG Industries Incorporated	7.70	3-15-2038	250,000	344,947
Praxair Incorporated	1.05	11-7-2017	438,000	432,600
Praxair Incorporated	1.25	11-7-2018	100,000	98,250
Praxair Incorporated	2.20	8-15-2022	500,000	475,781
Praxair Incorporated	2.45	2-15-2022	200,000	195,521
Praxair Incorporated	2.70	2-21-2023	150,000	149,095
Praxair Incorporated	3.55	11-7-2042	150,000	135,329
Praxair Incorporated	4.05	3-15-2021	200,000	220,429
Praxair Incorporated	5.20	3-15-2017	50,000	57,030
Praxair Incorporated	5.25	11-15-2014	200,000	213,673
Praxair Incorporated	5.38	11-1-2016	75,000	85,826
RPM International Incorporated	6.13	10-15-2019	200,000	235,332
RPM International Incorporated	6.50	2-15-2018	250,000	291,635
Sherwin-Williams Company	1.35	12-15-2017	250,000	247,627
Sherwin-Williams Company	3.13	12-15-2014	250,000	259,026
Sherwin-Williams Company	4.00	12-15-2042	132,000	127,187
Valspar Corporation	4.20	1-15-2022	100,000	105,847
Valspar Corporation	7.25	6-15-2019	100,000	121,931
Westlake Chemical Corporation	3.60	7-15-2022	29,000	28,997
				22,734,628

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	140,566

Containers & Packaging : 0.02%
Bemis Company Incorporated	5.65	8-1-2014	515,000	542,168
Bemis Company Incorporated	6.80	8-1-2019	10,000	12,078
Packaging Corporation of America	3.90	6-15-2022	200,000	206,143
Sonoco Products Company	4.38	11-1-2021	100,000	106,447
				866,836

Metals & Mining : 0.28%
Alcoa Incorporated	5.40	4-15-2021	500,000	507,608
Alcoa Incorporated	5.55	2-1-2017	25,000	27,084
Alcoa Incorporated	5.72	2-23-2019	350,000	374,598
Alcoa Incorporated	5.87	2-23-2022	500,000	513,986
Alcoa Incorporated	5.90	2-1-2027	300,000	294,710
Alcoa Incorporated «	5.95	2-1-2037	258,000	246,123
Alcoa Incorporated	6.15	8-15-2020	500,000	534,625
Alcoa Incorporated	6.75	7-15-2018	50,000	56,130
Alcoa Incorporated	6.75	1-15-2028	200,000	212,018
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	54,994
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	189,203
Barrick Gold Corporation	2.90	5-30-2016	400,000	412,040
Barrick Gold Corporation	6.95	4-1-2019	300,000	355,146
Barrick North America Finance LLC	6.80	9-15-2018	250,000	295,930

53

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Carpenter Technology Corporation	4.45%	3-1-2023	$80,000	$80,981
Cliffs Natural Resources	3.95	1-15-2018	250,000	247,722
Cliffs Natural Resources «	4.80	10-1-2020	255,000	245,963
Cliffs Natural Resources	6.25	10-1-2040	420,000	380,544
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	200,000	201,356
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,949,800
Freeport-McMoRan Copper & Gold Incorporated 144A	3.88	3-15-2023	750,000	731,102
Freeport-McMoRan Copper & Gold Incorporated 144A	5.45	3-15-2043	750,000	722,463
Newmont Mining Corporation	3.50	3-15-2022	600,000	571,909
Newmont Mining Corporation	4.88	3-15-2042	500,000	430,807
Newmont Mining Corporation	5.13	10-1-2019	475,000	529,587
Newmont Mining Corporation	6.25	10-1-2039	475,000	501,168
Nucor Corporation	5.75	12-1-2017	500,000	585,555
Nucor Corporation	5.85	6-1-2018	150,000	178,326
Nucor Corporation	6.40	12-1-2037	200,000	249,928
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	149,625
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	194,054
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	727,290
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	498,115
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	205,932
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	655,023
Southern Copper Corporation	5.38	4-16-2020	90,000	99,399
Southern Copper Corporation	6.75	4-16-2040	440,000	460,924
Southern Copper Corporation	7.50	7-27-2035	600,000	679,274
Teck Resources Limited Company	3.15	1-15-2017	250,000	259,805
				15,610,847

Paper & Forest Products : 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	493,108
Georgia-Pacific LLC	7.25	6-1-2028	325,000	417,902
Georgia-Pacific LLC	8.00	1-15-2024	200,000	272,759
Georgia-Pacific LLC	8.88	5-15-2031	500,000	739,552
International Paper Company	4.75	2-15-2022	75,000	82,952
International Paper Company	5.30	4-1-2015	430,000	462,535
International Paper Company	6.00	11-15-2041	535,000	619,794
International Paper Company	7.30	11-15-2039	250,000	330,381
International Paper Company	7.50	8-15-2021	450,000	580,174
International Paper Company	7.95	6-15-2018	1,000,000	1,272,366
MeadWestvaco Corporation	7.95	2-15-2031	50,000	61,113
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	264,454
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	533,814
Weyerhaeuser Company	6.88	12-15-2033	150,000	187,917
				6,318,821

Telecommunication Services : 0.74%
Diversified Telecommunication Services : 0.74%
Alltel Corporation	7.00	3-15-2016	250,000	289,499
Alltel Corporation	7.88	7-1-2032	350,000	495,787
AT&T Incorporated	0.80	12-1-2015	500,000	499,459
AT&T Incorporated	0.88	2-13-2015	500,000	501,348
AT&T Incorporated	0.90	2-12-2016	250,000	249,543
AT&T Incorporated	1.60	2-15-2017	500,000	503,081
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,005,857
AT&T Incorporated	2.40	8-15-2016	70,000	72,738
AT&T Incorporated	2.50	8-15-2015	500,000	518,073
AT&T Incorporated	2.63	12-1-2022	1,000,000	951,602
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,212,189
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,497,567
AT&T Incorporated	3.88	8-15-2021	45,000	48,243
AT&T Incorporated 144A	4.30	12-15-2042	2,500,000	2,342,310
AT&T Incorporated 144A	4.35	6-15-2045	500,000	465,154

54

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	4.45%	5-15-2021	$650,000	$726,351
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,543,681
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,171,430
AT&T Incorporated	5.55	8-15-2041	60,000	66,442
AT&T Incorporated	5.60	5-15-2018	500,000	591,626
AT&T Incorporated	5.80	2-15-2019	300,000	359,843
AT&T Incorporated	6.15	9-15-2034	500,000	585,852
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,791,738
AT&T Incorporated	6.50	9-1-2037	570,000	695,992
AT&T Incorporated	6.55	2-15-2039	800,000	986,646
AT&T Incorporated	8.00	11-15-2031	536,000	780,013
BellSouth Corporation	5.20	9-15-2014	325,000	343,680
Embarq Corporation	8.00	6-1-2036	1,500,000	1,628,213
France Telecom	5.38	1-13-2042	500,000	535,744
Qwest Corporation	6.88	9-15-2033	300,000	300,000
SBC Communications	5.10	9-15-2014	1,075,000	1,135,991
SBC Communications	5.63	6-15-2016	350,000	395,926
US Cellular Corporation	6.70	12-15-2033	200,000	207,332
Verizon Communications Incorporated	3.00	4-1-2016	500,000	526,338
Verizon Communications Incorporated	3.50	11-1-2021	2,000,000	2,070,606
Verizon Communications Incorporated	4.75	11-1-2041	500,000	493,299
Verizon Communications Incorporated	4.90	9-15-2015	325,000	354,286
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,162,485
Verizon Communications Incorporated	6.00	4-1-2041	500,000	582,422
Verizon Communications Incorporated	6.10	4-15-2018	500,000	597,879
Verizon Communications Incorporated	6.25	4-1-2037	250,000	296,841
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,219,597
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,209,001
Verizon Communications Incorporated	6.90	4-15-2038	500,000	640,479
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,144,369
Verizon Communications Incorporated	8.75	11-1-2018	1,008,000	1,344,669
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	681,389
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,147,311
Verizon Wireless Capital LLC	8.50	11-15-2018	900,000	1,196,608
				40,166,529

Utilities : 1.81%
Electric Utilities : 1.41%
Alabama Power Company	0.55	10-15-2015	31,000	30,946
Alabama Power Company	5.50	3-15-2041	65,000	77,015
Alabama Power Company	6.00	3-1-2039	500,000	620,949
Alabama Power Company	6.13	5-15-2038	105,000	131,760
Ameren Corporation	5.40	2-1-2016	75,000	83,460
Ameren Illinois Company	6.13	11-15-2017	100,000	118,496
Appalachian Power Company	5.80	10-1-2035	315,000	361,279
Appalachian Power Company	6.38	4-1-2036	300,000	368,555
Appalachian Power Company	7.00	4-1-2038	600,000	787,377
Appalachian Power Company	7.95	1-15-2020	250,000	328,244
Arizona Public Service Company	4.50	4-1-2042	100,000	102,495
Arizona Public Service Company	8.75	3-1-2019	500,000	662,356
Atlantic City Electric Company	7.75	11-15-2018	65,000	84,118
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	524,962
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	401,818
Carolina Power & Light Company	5.25	12-15-2015	180,000	200,754
Carolina Power & Light Company	5.30	1-15-2019	500,000	593,637
CenterPoint Energy Houston	2.25	8-1-2022	300,000	287,432
CenterPoint Energy Houston	3.55	8-1-2042	250,000	226,448
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	342,674
Cleco Power LLC	6.00	12-1-2040	300,000	343,232
Cleveland Electric Illuminating Company	5.70	4-1-2017	700,000	782,011
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	561,017
Columbus Southern Power Company	6.05	5-1-2018	200,000	237,685
Commonwealth Edison Company	3.80	10-1-2042	100,000	94,139

55

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Commonwealth Edison Company	4.70%	4-15-2015	$250,000	$268,244
Commonwealth Edison Company	5.80	3-15-2018	500,000	591,960
Commonwealth Edison Company	5.90	3-15-2036	250,000	310,346
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	79,893
Connecticut Light & Power Company	5.65	5-1-2018	100,000	118,214
Connecticut Light & Power Company	6.35	6-1-2036	200,000	260,294
Consolidated Edison Company of New York Incorporated	4.20	3-15-2042	250,000	250,111
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	626,603
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	254,608
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	114,303
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	57,189
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	300,304
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	323,510
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	119,553
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	409,916
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	716,713
Consumers Energy Company	5.65	9-15-2018	150,000	180,052
Consumers Energy Company	6.70	9-15-2019	500,000	639,062
Delmarva Power & Light Company	4.00	6-1-2042	200,000	195,728
Detroit Edison Company	2.65	6-15-2022	200,000	198,552
Detroit Edison Company	3.45	10-1-2020	500,000	533,629
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	768,161
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	237,676
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	492,914
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	307,605
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	127,042
Duke Energy Corporation	3.35	4-1-2015	750,000	784,049
Duke Energy Corporation	3.95	9-15-2014	300,000	312,206
Duke Energy Corporation	6.45	10-15-2032	375,000	478,641
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	541,461
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	963,564
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	84,509
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	296,448
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	258,134
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	145,053
Entergy Corporation	3.63	9-15-2015	200,000	207,906
Entergy Corporation	4.70	1-15-2017	250,000	269,788
Entergy Corporation	5.13	9-15-2020	250,000	274,356
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	142,149
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	116,122
Entergy Louisiana LLC	1.88	12-15-2014	130,000	132,429
Entergy Louisiana LLC	5.40	11-1-2024	250,000	294,577
Entergy Texas Incorporated	7.13	2-1-2019	200,000	243,564
Exelon Corporation	4.90	6-15-2015	375,000	404,174
Exelon Corporation	5.63	6-15-2035	365,000	400,042
Exelon Generation Company LLC	4.25	6-15-2022	225,000	233,354
Exelon Generation Company LLC	5.20	10-1-2019	500,000	562,346
Exelon Generation Company LLC	5.60	6-15-2042	605,000	641,322
Exelon Generation Company LLC	6.25	10-1-2039	500,000	572,650
FirstEnergy Corporation Series C	7.38	11-15-2031	605,000	684,098
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	187,707
Florida Power & Light Company	4.05	6-1-2042	250,000	246,762
Florida Power & Light Company	4.13	2-1-2042	300,000	299,886
Florida Power & Light Company	5.25	2-1-2041	200,000	234,987
Florida Power & Light Company	5.63	4-1-2034	250,000	303,943
Florida Power & Light Company	5.65	2-1-2037	380,000	462,283
Florida Power & Light Company	5.69	3-1-2040	585,000	728,890
Florida Power & Light Company	5.85	5-1-2037	100,000	124,789
Florida Power & Light Company	5.95	2-1-2038	320,000	405,060
Florida Power & Light Company	5.96	4-1-2039	250,000	318,139
Florida Power & Light Company	6.20	6-1-2036	500,000	645,033
Florida Power Corporation	5.65	6-15-2018	300,000	355,313
Florida Power Corporation	5.65	4-1-2040	125,000	149,965
Florida Power Corporation	5.80	9-15-2017	200,000	234,520
Florida Power Corporation	6.40	6-15-2038	500,000	643,846

56

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
FPL Group Capital Incorporated	6.00%	3-1-2019	$750,000	$886,502
Georgia Power Company	4.25	12-1-2019	375,000	426,155
Georgia Power Company	4.30	3-15-2042	1,000,000	984,192
Georgia Power Company	4.30	3-15-2043	350,000	341,532
Georgia Power Company	5.40	6-1-2018	200,000	235,273
Georgia Power Company	5.40	6-1-2040	250,000	283,807
Georgia Power Company	5.95	2-1-2039	250,000	304,514
Georgia Power Company Series B	5.70	6-1-2017	100,000	116,592
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	54,702
Iberdrola International BV	6.75	7-15-2036	500,000	541,448
Indiana Michigan Power Company	3.20	3-15-2023	100,000	99,242
Indiana Michigan Power Company	7.00	3-15-2019	500,000	618,260
Interstate Power & Light Company	6.25	7-15-2039	30,000	38,971
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	111,687
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	311,056
Kansas City Power & Light Company	3.15	3-15-2023	200,000	198,479
Kansas City Power & Light Company	6.38	3-1-2018	250,000	295,259
Kansas City Power & Light Company	7.15	4-1-2019	200,000	256,108
Kentucky Utilities Company	3.25	11-1-2020	500,000	528,985
Kentucky Utilities Company	5.13	11-1-2040	500,000	581,421
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	102,480
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	105,372
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	292,152
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	91,513
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	357,569
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	197,658
Nevada Power Company	5.45	5-15-2041	120,000	141,725
Nevada Power Company	6.75	7-1-2037	200,000	267,638
Nevada Power Company	7.13	3-15-2019	300,000	380,149
Nevada Power Company Series O	6.50	5-15-2018	550,000	674,742
NiSource Finance Corporation	4.80	2-15-2044	350,000	341,921
NiSource Finance Corporation	5.25	9-15-2017	180,000	203,880
NiSource Finance Corporation	5.45	9-15-2020	415,000	475,436
NiSource Finance Corporation	6.13	3-1-2022	100,000	118,033
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,188,551
NiSource Finance Corporation	6.80	1-15-2019	90,000	108,736
Northeast Utilities	1.45	5-1-2018	350,000	345,605
Northeast Utilities	2.80	5-1-2023	175,000	169,372
Northern States Power Company Minnesota	1.95	8-15-2015	150,000	154,428
Northern States Power Company Minnesota	2.15	8-15-2022	250,000	238,256
Northern States Power Company Minnesota	3.40	8-15-2042	250,000	221,255
Northern States Power Company Minnesota	5.25	3-1-2018	500,000	587,503
Northern States Power Company Minnesota	5.35	11-1-2039	40,000	47,821
Northern States Power Company Minnesota	6.20	7-1-2037	300,000	391,572
NSTAR Electric Company	2.38	10-15-2022	200,000	191,586
NSTAR Electric Company	5.50	3-15-2040	100,000	119,380
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	332,147
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	177,499
Ohio Edison Company	6.88	7-15-2036	250,000	314,712
Ohio Edison Company	8.25	10-15-2038	200,000	308,312
Ohio Power Company	5.38	10-1-2021	65,000	76,864
Ohio Power Company	6.00	6-1-2016	250,000	283,556
Ohio Power Company	6.60	2-15-2033	194,000	244,561
Ohio Power Company	6.60	3-1-2033	150,000	189,148
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	114,880
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	122,283
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	539,330
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	202,336
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	282,409
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	617,441
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	230,910
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	279,351
PacifiCorp	4.10	2-1-2042	100,000	97,897
PacifiCorp	5.65	7-15-2018	600,000	716,577
PacifiCorp	5.75	4-1-2037	250,000	305,518

57

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
PacifiCorp	6.00%	1-15-2039	$500,000	$631,433
PacifiCorp	6.25	10-15-2037	720,000	931,032
PECO Energy Company	2.38	9-15-2022	1,000,000	968,576
PECO Energy Company	5.00	10-1-2014	500,000	528,010
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	361,626
Portland General Electric Company	6.10	4-15-2019	250,000	306,137
Potomac Electric Power	6.50	11-15-2037	200,000	266,999
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,820
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	490,800
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	208,535
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	120,197
PPL Electric Utilities	5.20	7-15-2041	200,000	231,823
PPL Electric Utilities	6.25	5-15-2039	45,000	59,003
PPL Energy Supply LLC	6.20	5-15-2016	500,000	564,362
Progress Energy Incorporated	3.15	4-1-2022	500,000	499,566
Progress Energy Incorporated	4.10	5-15-2042	250,000	241,881
Progress Energy Incorporated	4.40	1-15-2021	750,000	829,504
Progress Energy Incorporated	4.55	4-1-2020	75,000	85,287
Progress Energy Incorporated	6.00	12-1-2039	300,000	358,891
Progress Energy Incorporated	6.30	4-1-2038	50,000	64,016
Progress Energy Incorporated	7.00	10-30-2031	500,000	638,633
Progress Energy Incorporated	7.75	3-1-2031	300,000	407,178
PSEG Power LLC	4.15	9-15-2021	250,000	264,511
PSEG Power LLC	5.13	4-15-2020	280,000	314,037
PSEG Power LLC	8.63	4-15-2031	75,000	108,830
Public Service Company of Colorado	2.50	3-15-2023	250,000	242,763
Public Service Company of Colorado	3.20	11-15-2020	300,000	317,509
Public Service Company of Colorado	3.95	3-15-2043	125,000	121,851
Public Service Company of Colorado	5.13	6-1-2019	50,000	59,062
Public Service Company of Colorado	6.25	9-1-2037	500,000	657,002
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	109,933
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	45,777
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	191,973
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	231,850
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	190,527
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	97,852
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,172,953
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	125,266
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	495,143
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	62,028
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	427,725
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	602,224
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	649,470
Southern California Edison Company	3.88	6-1-2021	270,000	297,947
Southern California Edison Company	3.90	3-15-2043	150,000	144,185
Southern California Edison Company	4.05	3-15-2042	500,000	491,043
Southern California Edison Company	5.50	8-15-2018	500,000	599,076
Southern California Edison Company	5.50	3-15-2040	700,000	843,258
Southern California Edison Company	6.00	1-15-2034	100,000	126,633
Southern California Edison Company	6.05	3-15-2039	350,000	446,971
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	111,026
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	210,275
Southern Company	2.38	9-15-2015	200,000	207,030
Southwestern Electric Power Company	6.20	3-15-2040	50,000	61,117
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	112,798
Southwestern Public Service Company	6.00	10-1-2036	100,000	120,262
System Energy Resources	4.10	4-1-2023	150,000	153,765
Tampa Electric Company	2.60	9-15-2022	200,000	196,089
Tampa Electric Company	6.10	5-15-2018	100,000	121,480
Tampa Electric Company	6.15	5-15-2037	75,000	96,452
Toleda Edison Company	6.15	5-15-2037	50,000	60,133
TXU Electric Delivery Company	7.25	1-15-2033	75,000	101,356
Union Electric Company	3.90	9-15-2042	250,000	239,166
Union Electric Company	6.40	6-15-2017	500,000	595,236
Union Electric Company	8.45	3-15-2039	80,000	130,051

58

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Virginia Electric & Power Company	5.00%	6-30-2019	$200,000	$234,529
Virginia Electric & Power Company	8.88	11-15-2038	300,000	497,849
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	671,355
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	762,348
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,057,493
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	126,500
Westar Energy Incorporated	4.10	4-1-2043	300,000	296,066
Westar Energy Incorporated	8.63	12-1-2018	250,000	333,877
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	392,094
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	121,608
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	185,270
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	58,719
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	333,148
				77,301,155

Gas Utilities : 0.10%
AGL Capital Corporation	4.40	6-1-2043	200,000	196,814
AGL Capital Corporation	5.88	3-15-2041	570,000	681,555
Atmos Energy Corporation	4.15	1-15-2043	161,000	156,000
Atmos Energy Corporation	4.95	10-15-2014	100,000	105,699
Atmos Energy Corporation	5.50	6-15-2041	60,000	69,323
Atmos Energy Corporation	6.35	6-15-2017	50,000	59,147
Atmos Energy Corporation	8.50	3-15-2019	250,000	332,312
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	72,710
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	137,044
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	119,271
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	177,580
Centerpoint Energy Resources Corporation	6.63	11-1-2037	50,000	64,956
Consolidated Natural Gas Company Series A	5.00	12-1-2014	300,000	317,810
KeySpan Corporation	5.80	4-1-2035	125,000	142,255
National Fuel Gas Company	3.75	3-1-2023	312,000	313,454
Oneok Incorporated	5.20	6-15-2015	65,000	70,160
Oneok Incorporated	6.00	6-15-2035	200,000	218,698
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	471,092
Questar Corporation	2.75	2-1-2016	200,000	208,617
Sempra Energy	6.00	10-15-2039	300,000	363,387
Sempra Energy	6.50	6-1-2016	1,090,000	1,257,403
Southern California Gas Company	5.13	11-15-2040	100,000	117,580
Southern California Gas Company	5.75	11-15-2035	75,000	93,845
				5,746,712

Independent Power Producers & Energy Traders : 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	113,314
Southern Power Company	5.15	9-15-2041	500,000	542,641
Southern Power Company Series D	4.88	7-15-2015	500,000	541,861
Transalta Corporation	6.65	5-15-2018	200,000	230,647
				1,428,463

Multi-Utilities : 0.25%
Alliant Energy Corporation	4.00	10-15-2014	100,000	104,206
Avista Corporation	5.13	4-1-2022	55,000	63,808
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	286,368
CMS Energy Corporation	4.70	3-31-2043	125,000	123,861
Consumers Energy Company	3.95	5-15-2043	200,000	193,943
Dominion Resources Incorporated	2.25	9-1-2015	100,000	103,111
Dominion Resources Incorporated	4.05	9-15-2042	250,000	234,604
Dominion Resources Incorporated	4.45	3-15-2021	100,000	111,894
Dominion Resources Incorporated	4.90	8-1-2041	60,000	64,539
Dominion Resources Incorporated	5.95	6-15-2035	225,000	272,898
Dominion Resources Incorporated	6.40	6-15-2018	750,000	910,779
Dominion Resources Incorporated	7.00	6-15-2038	500,000	684,043

59

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated Series A	5.60%	11-15-2016	$50,000	$57,166
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	381,389
DTE Energy Company	6.35	6-1-2016	350,000	402,998
Integrys Energy Group	4.17	11-1-2020	200,000	216,523
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	145,373
MidAmerican Energy Holdings	6.13	4-1-2036	700,000	844,549
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	148,518
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	113,632
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	180,963
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	552,401
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	801,047
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	598,536
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,369,812
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	128,164
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,318,105
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	521,261
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	775,305
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	119,644
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	692,407
Scana Corporation	4.75	5-15-2021	250,000	272,937
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	135,781
Xcel Energy Incorporated	0.75	5-9-2016	200,000	199,141
Xcel Energy Incorporated	4.70	5-15-2020	250,000	285,375
Xcel Energy Incorporated	4.80	9-15-2041	250,000	267,890
				13,682,971

Water Utilities : 0.02%
American Water Capital Corporation	6.09	10-15-2017	750,000	881,163

Total Corporate Bonds and Notes (Cost $1,066,530,955)				1,141,966,997

Foreign Government Bonds @: 24.74%
Australia Commonwealth (AUD)	5.50	1-21-2018	1,500,000	1,603,021
Australia Commonwealth (AUD)	5.75	5-15-2021	2,250,000	2,532,054
Australia Commonwealth (AUD)	6.25	6-15-2014	750,000	745,143
Australia Commonwealth (AUD)	6.25	4-15-2015	1,000,000	1,021,498
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,400,000	1,502,745
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,500,000	1,558,561
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	341,696
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	850,000	968,138
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,200,000	1,220,010
Australian Government Bond Series 131 (AUD)	4.50	10-21-2014	1,300,000	1,277,634
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,250,000	1,409,592
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	2,000,000	2,009,729
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,050,000	1,064,544
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	700,000	746,274
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,567,598
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	250,000	221,720
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	1,500,000	1,604,270
Belgium (Kingdom) (EUR)	1.25	6-22-2018	750,000	983,391
Belgium (Kingdom) (EUR)	2.25	6-22-2023	500,000	649,582
Belgium (Kingdom) (EUR)	2.75	3-28-2016	1,050,000	1,452,509
Belgium (Kingdom) (EUR)	3.25	9-28-2016	1,000,000	1,415,209
Belgium (Kingdom) (EUR)	3.50	6-28-2017	1,100,000	1,582,536
Belgium (Kingdom) (EUR)	3.75	9-28-2015	1,075,000	1,508,129
Belgium (Kingdom) (EUR)	3.75	9-28-2020	2,550,000	3,804,118
Belgium (Kingdom) (EUR)	4.00	3-28-2018	1,250,000	1,857,570
Belgium (Kingdom) (EUR)	4.00	3-28-2022	1,100,000	1,664,199
Belgium (Kingdom) (EUR)	4.00	3-28-2032	1,000,000	1,490,085
Belgium (Kingdom) (EUR)	4.25	9-28-2021	1,350,000	2,079,815
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,700,000	2,615,142
Belgium (Kingdom) (EUR)	4.25	3-28-2041	1,150,000	1,781,233
Belgium (Kingdom) (EUR)	4.50	3-28-2026	550,000	863,225

60

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	8.00%	3-28-2015	700,000	$1,037,155
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,584,673
Belgium Government Bond Series 40 (EUR)	5.50	9-28-2017	700,000	1,089,697
Belgium Government Bond Series 43 (EUR)	4.25	9-28-2014	1,000,000	1,369,658
Belgium Government Bond Series 44 (EUR)	5.00	3-28-2035	1,480,000	2,506,316
Belgium Government Bond Series 49 (EUR)144A	4.00	3-28-2017	1,050,000	1,532,946
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,803,228
Belgium Government Bond Series 56 (EUR)	3.50	3-28-2015	800,000	1,100,940
Bonos y Obligaciones del Estado (EUR)	2.75	3-31-2015	1,000,000	1,318,123
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,279,441
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,500,000	2,023,125
Bonos y Obligaciones del Estado (EUR)144A	4.40	10-31-2023	800,000	1,031,876
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,465,136
Bonos y Obligaciones del Estado (EUR)144A	5.40	1-31-2023	1,250,000	1,744,150
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,263,834
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	650,395
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	600,000	770,375
Bundesrepublik Deutschland (EUR) ¤	0.00	6-13-2014	200,000	259,841
Bundesrepublik Deutschland (EUR) ¤	0.00	9-12-2014	2,000,000	2,597,747
Bundesrepublik Deutschland (EUR) ¤	0.00	12-12-2014	1,000,000	1,298,970
Bundesrepublik Deutschland (EUR) ¤	0.00	6-12-2015	600,000	778,836
Bundesrepublik Deutschland (EUR)	0.50	4-7-2017	1,400,000	1,831,805
Bundesrepublik Deutschland (EUR)	1.25	10-14-2016	1,850,000	2,486,940
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	3,500,000	4,588,137
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	250,000	325,457
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	600,000	779,218
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	3,016,878
Bundesrepublik Deutschland (EUR)	2.00	2-26-2016	1,950,000	2,662,834
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,500,000	2,064,711
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,000,000	1,418,287
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,803,905
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,000,145
Bundesrepublik Deutschland (EUR)	2.75	4-8-2016	1,300,000	1,813,865
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,527,753
Bundesrepublik Deutschland (EUR)144A	3.25	7-15-2015	1,250,000	1,729,333
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,509,932
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,050,000	1,622,357
Bundesrepublik Deutschland (EUR)	3.50	7-4-2019	1,500,000	2,273,749
Bundesrepublik Deutschland (EUR)	4.25	7-4-2014	2,500,000	3,396,960
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	1,550,000	2,983,386
Bundesrepublik Deutschland (EUR)	6.50	7-4-2027	1,000,000	2,036,266
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,310,383
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,350,285
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,042,758
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-2015	3,300,000	4,539,147
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	2,300,000	3,186,307
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,684,101
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	1,850,000	3,136,959
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,192,804
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,627,628
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,900,000	2,890,232
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,733,833
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,618,610
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,282,581
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,654,759
Canadian Government Bond (CAD)	1.00	11-1-2014	1,500,000	1,444,832
Canadian Government Bond (CAD)	1.00	2-1-2015	1,200,000	1,155,634
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	905,238
Canadian Government Bond (CAD)	1.25	9-1-2018	300,000	285,083
Canadian Government Bond (CAD)	1.50	8-1-2015	2,000,000	1,945,561
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	483,839
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,411,912
Canadian Government Bond (CAD)	1.50	6-1-2023	1,050,000	957,381
Canadian Government Bond (CAD)	2.00	12-1-2014	1,000,000	977,372
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	492,809

61

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	2.25%	8-1-2014	2,000,000	$1,954,685
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,512,298
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,227,362
Canadian Government Bond (CAD)	3.00	6-1-2014	1,000,000	982,648
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	957,541
Canadian Government Bond (CAD)	3.25	6-1-2021	2,000,000	2,118,119
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	536,605
Canadian Government Bond (CAD)	3.50	12-1-2045	1,200,000	1,366,316
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,723,694
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,354,734
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	529,626
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,884,519
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,089,144
Canadian Government Bond (CAD)	4.50	6-1-2015	1,150,000	1,183,377
Canadian Government Bond (CAD)	5.00	6-1-2014	1,500,000	1,502,431
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,698,770
Canadian Government Bond (CAD)	5.75	6-1-2029	1,000,000	1,379,060
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,790,656
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	288,267
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	955,349
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	330,286
Denmark Government Bond (DKK)	1.50	11-15-2023	9,000,000	1,552,931
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	816,852
Denmark Government Bond (DKK)	3.00	11-15-2021	4,500,000	897,060
Denmark Government Bond (DKK)	4.00	11-15-2015	9,425,000	1,800,668
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,009,634
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,178,640
Denmark Government Bond (DKK)	4.50	11-15-2039	10,700,000	2,694,121
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	547,308
France Government Bond (EUR)	0.25	11-25-2015	275,000	356,881
France Government Bond (EUR)	1.00	5-25-2018	1,000,000	1,305,676
France Government Bond (EUR)	1.75	5-25-2023	500,000	631,236
France Government Bond (EUR)	2.00	7-12-2015	2,050,000	2,763,579
France Government Bond (EUR)	2.25	10-25-2022	1,200,000	1,597,413
France Government Bond (EUR)	2.50	10-25-2020	2,600,000	3,626,041
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	2,970,935
France Government Bond (EUR)	3.00	7-12-2014	2,450,000	3,285,873
France Government Bond (EUR)	3.00	10-25-2015	2,600,000	3,598,212
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,199,684
France Government Bond (EUR)	3.25	4-25-2016	2,300,000	3,232,972
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,819,759
France Government Bond (EUR)	3.50	4-25-2015	2,250,000	3,106,629
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,046,579
France Government Bond (EUR)	3.50	4-25-2026	2,650,000	3,831,204
France Government Bond (EUR)	3.75	4-25-2017	2,900,000	4,217,440
France Government Bond (EUR)	3.75	10-25-2019	2,000,000	3,006,321
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	4,901,146
France Government Bond (EUR)	4.00	10-25-2014	2,000,000	2,738,546
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,115,426
France Government Bond (EUR)	4.00	10-25-2038	2,000,000	3,021,398
France Government Bond (EUR)	4.00	4-25-2055	1,150,000	1,738,709
France Government Bond (EUR)	4.00	4-25-2060	1,250,000	1,893,426
France Government Bond (EUR)	4.25	10-25-2017	2,750,000	4,107,598
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,798,415
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,524,413
France Government Bond (EUR)	4.25	10-25-2023	2,750,000	4,276,306
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,008,232
France Government Bond (EUR)	4.75	4-25-2035	2,400,000	4,009,133
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,813,504
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,811,047
France Government Bond (EUR)	5.75	10-25-2032	2,000,000	3,727,887
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,890,077
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	1,989,657
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,637,909
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,153,118

62

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
French Treasury Note (EUR)	0.75%	9-25-2014	1,900,000	$2,489,671
French Treasury Note (EUR)	1.00	7-25-2017	2,000,000	2,628,447
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,249,702
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,123,320
French Treasury Note (EUR)	2.50	1-15-2015	2,850,000	3,843,367
French Treasury Note (EUR)	2.50	7-25-2016	2,150,000	2,969,674
Germany Government Bond (EUR)	0.75	2-24-2017	1,250,000	1,653,200
Germany Government Bond (EUR)	1.75	10-9-2015	1,600,000	2,160,533
Germany Government Bond (EUR)	2.25	4-10-2015	1,750,000	2,365,999
Germany Government Bond (EUR)	2.50	10-10-2014	1,200,000	1,611,157
Germany Government Bond (EUR)	2.50	2-27-2015	2,000,000	2,709,016
Germany Government Bond (EUR)	3.25	1-4-2020	2,550,000	3,829,745
Germany Government Bond (EUR)	3.75	1-4-2017	2,200,000	3,214,736
Germany Government Bond (EUR)	4.00	1-4-2018	1,500,000	2,263,845
Germany Government Bond (EUR)	4.25	7-4-2017	2,250,000	3,387,667
Germany Government Bond (EUR)	4.25	7-4-2039	1,300,000	2,322,251
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	800,000	1,043,023
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	3,500,000	4,631,508
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,601,281
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,799,669
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,666,799
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2014	2,000,000	2,666,800
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,002,285
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,460,243
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,535,137
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,375,643
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,700,000	2,235,912
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,900,000	2,497,852
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	1,000,000	1,366,401
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,678,160
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,386,028
Italy Buoni Poliennali del Tesoro (EUR)	4.25	7-1-2014	1,500,000	2,016,886
Italy Buoni Poliennali del Tesoro (EUR)	4.25	8-1-2014	2,050,000	2,763,494
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2015	1,650,000	2,245,725
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,813,431
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,050,000	2,804,106
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,150,000	2,922,140
Italy Buoni Poliennali del Tesoro (EUR)	4.50	7-15-2015	1,000,000	1,371,961
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,823,226
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,475,205
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,813,790
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,483,431
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	925,000	1,239,178
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	5,300,000	7,081,693
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,490,477
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	349,018
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,584,036
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,408,430
Italy Buoni Poliennali del Tesoro (EUR)	4.75	8-1-2023	2,250,000	3,088,568
Italy Buoni Poliennali del Tesoro (EUR)144A	4.75	9-1-2028	950,000	1,278,483
Italy Buoni Poliennali del Tesoro (EUR)144A	4.75	9-1-2044	700,000	898,079
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,091,631
Italy Buoni Poliennali del Tesoro (EUR)144A	5.00	3-1-2025	1,550,000	2,157,718
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,800,000	2,440,664
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,284,479
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	2,941,515
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,846,773
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,017,298
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,000,000	1,443,697
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,886,562
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,154,969
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11-15-2014	1,900,000	2,638,963
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,450,000	3,731,782
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,235,752
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,590,645

63

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	9.00%	11-1-2023	730,000	$1,336,132
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	9-30-2014	2,000,000	2,561,515
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	240,000,000	2,393,934
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	3,987,099
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	8,928,075
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	6,937,627
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,950,510
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	200,000,000	1,987,656
Japan Government Five Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,718,735
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	15,270,267
Japan Government Five Year Bond Series 83 (JPY)	0.90	6-20-2014	275,000,000	2,759,946
Japan Government Five Year Bond Series 84 (JPY)	0.70	6-20-2014	500,000,000	5,007,730
Japan Government Five Year Bond Series 85 (JPY)	0.70	9-20-2014	350,000,000	3,510,278
Japan Government Five Year Bond Series 86 (JPY)	0.60	9-20-2014	150,000,000	1,502,476
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-2014	895,000,000	8,960,834
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-2015	819,000,000	8,206,730
Japan Government Five Year Bond Series 89 (JPY)	0.40	6-20-2015	667,000,000	6,675,079
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-2015	300,000,000	2,996,201
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-2015	415,000,000	4,154,507
Japan Government Five Year Bond Series 93 (JPY)	0.50	12-20-2015	435,000,000	4,366,767
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-2015	660,000,000	6,642,095
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-2016	400,000,000	4,017,166
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-2016	590,000,000	5,909,245
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	136,500,000	1,565,059
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	41,000,000	448,834
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,439,527
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	300,000,000	3,111,250
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	90,000,000	915,204
Japan Government Ten Year Bond Series 261 (JPY)	1.80	6-20-2014	500,000,000	5,064,676
Japan Government Ten Year Bond Series 264 (JPY)	1.50	9-20-2014	151,500,000	1,535,034
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-2014	498,000,000	5,062,328
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	5,559,166
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	682,000,000	6,949,692
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	505,000,000	5,182,017
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,829,253
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	428,000,000	4,428,883
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	350,000,000	3,660,560
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,187,272
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	5,166,646
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	530,000,000	5,546,885
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,345,363
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	325,000,000	3,431,858
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,383,110
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,612,981
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,967,501
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,821,855
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,239,908
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,201,541
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	500,000,000	5,311,020
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,634,514
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,503,446
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	300,000,000	3,128,490
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,214,275
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,538,061
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,670,134
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	4,929,402
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,213,285
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	525,000,000	5,472,930
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	450,000,000	4,719,461
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,647,529
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	7,895,333
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,541,862
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,030,947
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	200,000,000	2,066,537
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,370,418

64

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 317 (JPY)	1.10%	9-20-2021	200,000,000	$2,044,697
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	350,000,000	3,547,872
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,342,805
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,071,190
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,013,726
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,968,439
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	600,000,000	5,957,933
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,898,952
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,457,480
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	350,000,000	3,404,952
Japan Government Ten Year Bond Series 64 (JPY)	1.90	9-20-2023	528,500,000	5,790,130
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	3-20-2040	590,000,000	6,597,029
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	122,000,000	1,227,147
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,408,466
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,805,553
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	50,000,000	577,034
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	590,500,000	6,562,959
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	250,000,000	2,877,179
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,591,130
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,117,525
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,247,741
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,617,106
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,758,139
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	120,000,000	1,364,580
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	1,124,398
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,346,316
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	135,000,000	1,480,607
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,881,130
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	230,000,000	2,419,168
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,570,870
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	100,000,000	1,004,312
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	485,573
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,793,480
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,400,756
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,203,502
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,455,165
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,479,607
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,901,073
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,842,189
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,777,981
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,110,211
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,190,782
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	755,341
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,327,329
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,434,129
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,618,880
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,105,226
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,641,000
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,499,121
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,298,656
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,043,235
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	500,000,000	4,997,556
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,066,373
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,032,104
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	9-22-2014	165,000,000	1,735,861
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,516,945
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-2015	100,000,000	1,076,347
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	2,785,322
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	395,000,000	4,164,174
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	4,794,272
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	100,000,000	1,127,494
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	6,818,008
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	4,494,100
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	300,000,000	3,288,652
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	260,000,000	2,835,917

65

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 59 (JPY)	1.70%	12-20-2022	100,000,000	$1,074,268
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	100,000,000	1,046,935
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	257,000,000	2,545,332
Japan Government Twenty Year Bond Series 65 (JPY)	1.90	12-20-2023	250,000,000	2,738,689
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	173,000,000	1,894,889
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	488,000,000	5,597,526
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	298,500,000	3,297,888
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	100,000,000	1,097,467
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	255,000,000	2,842,178
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	230,000,000	2,615,218
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	4,262,289
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	150,000,000	1,685,773
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	2,554,373
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	4,607,022
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	1,870,930
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	2,239,867
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	200,000,000	2,211,012
Japan Government Twenty Year Bond Series143 (JPY)	1.60	3-20-2033	175,000,000	1,734,743
Japan Government Two Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,241,771
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,909,410
Japan Government Two Year Bond Series 319 (JPY)	0.10	8-15-2014	500,000,000	4,976,343
Japan Government Two Year Bond Series 320 (JPY)	0.10	9-15-2014	400,000,000	3,980,915
Japan Government Two Year Bond Series 321 (JPY)	0.10	10-15-2014	600,000,000	5,971,115
Japan Government Two Year Bond Series 322 (JPY)	0.10	11-15-2014	100,000,000	995,139
Japan Government Two Year Bond Series 324 (JPY)	0.10	1-15-2015	600,000,000	5,970,225
Japan Government Two Year Bond Series 325 (JPY)	0.10	2-15-2015	500,000,000	4,974,904
Netherlands Government Bond (EUR)144A ¤	0.00	4-15-2016	300,000	386,388
Netherlands Government Bond (EUR)144A	0.75	4-15-2015	2,500,000	3,285,637
Netherlands Government Bond (EUR)144A	1.25	1-15-2018	1,000,000	1,329,813
Netherlands Government Bond (EUR)144A	1.75	7-15-2023	750,000	965,064
Netherlands Government Bond (EUR)144A	2.25	7-15-2022	1,700,000	2,319,390
Netherlands Government Bond (EUR)144A	2.50	1-15-2017	900,000	1,252,431
Netherlands Government Bond (EUR)144A	2.50	1-15-2033	1,400,000	1,827,854
Netherlands Government Bond (EUR)144A	2.75	1-15-2015	1,200,000	1,625,665
Netherlands Government Bond (EUR)144A	3.25	7-15-2021	1,500,000	2,213,954
Netherlands Government Bond (EUR)144A	3.50	7-15-2020	1,400,000	2,096,327
Netherlands Government Bond (EUR)144A	3.75	7-15-2014	1,000,000	1,352,545
Netherlands Government Bond (EUR)144A	3.75	1-15-2023	850,000	1,301,130
Netherlands Government Bond (EUR)144A	3.75	1-15-2042	1,400,000	2,271,759
Netherlands Government Bond (EUR)144A	4.00	7-15-2016	1,450,000	2,095,162
Netherlands Government Bond (EUR)144A	4.00	7-15-2018	1,750,000	2,633,442
Netherlands Government Bond (EUR)144A	4.00	7-15-2019	1,450,000	2,213,566
Netherlands Government Bond (EUR)144A	4.00	1-15-2037	1,053,000	1,734,117
Netherlands Government Bond (EUR)144A	4.50	7-15-2017	1,600,000	2,408,238
Netherlands Government Bond (EUR)144A	5.50	1-15-2028	1,010,000	1,847,009
Netherlands Government Bond (EUR)144A	7.50	1-15-2023	335,000	658,654
Spain Government Bond (EUR)	3.00	4-30-2015	2,250,000	2,975,752
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,644,075
Spain Government Bond (EUR)	3.25	4-30-2016	1,800,000	2,384,274
Spain Government Bond (EUR)	3.30	10-31-2014	2,250,000	2,993,307
Spain Government Bond (EUR)	3.80	1-31-2017	1,400,000	1,874,375
Spain Government Bond (EUR)	4.00	7-30-2015	1,800,000	2,425,691
Spain Government Bond (EUR)	4.00	4-30-2020	1,275,000	1,668,930
Spain Government Bond (EUR)	4.20	1-31-2037	1,500,000	1,710,928
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,527,871
Spain Government Bond (EUR)	4.30	10-31-2019	2,300,000	3,091,363
Spain Government Bond (EUR)	4.40	1-31-2015	1,852,000	2,513,050
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,326,823
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	1,813,825
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,346,543
Spain Government Bond (EUR)	4.75	7-30-2014	1,200,000	1,618,859
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	1,851,675
Spain Government Bond (EUR)	4.85	10-31-2020	1,450,000	1,985,842
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,581,512
Spain Government Bond (EUR)	5.50	7-30-2017	1,800,000	2,559,116

66

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	5.50%	4-30-2021	2,050,000	$2,921,610
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,066,127
Spain Government Bond (EUR)	5.85	1-31-2022	1,750,000	2,531,860
Spain Government Bond (EUR)	5.90	7-30-2026	2,400,000	3,465,028
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	1,825,433
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	8,340,000	1,552,463
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	4,800,000	780,221
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	767,623
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	999,192
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,046,206
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	731,067
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	2,000,000	343,788
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,160,500
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,023,509
United Kingdom Gilt (GBP)	1.25	7-22-2018	1,250,000	1,914,974
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,628,322
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	5,946,988
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	4,658,244
United Kingdom Gilt (GBP)	2.75	1-22-2015	3,275,000	5,168,206
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,200,000	1,778,554
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,200,000	3,842,308
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	3,937,085
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,150,000	3,762,698
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	3,738,856
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	5,740,927
United Kingdom Gilt (GBP)	4.00	3-7-2022	2,600,000	4,632,678
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	4,859,706
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,450,000	4,458,508
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,750,000	3,172,551
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,300,000	2,337,055
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,424,546
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,125,885
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,650,000	2,964,638
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,900,000	3,421,879
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,775,000	3,223,752
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,050,000	5,497,049
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,300,843
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,875,000	3,511,549
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,297,594
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,500,000	4,619,846
United Kingdom Gilt (GBP)	4.75	12-7-2030	5,650,000	10,874,976
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,050,000	3,965,224
United Kingdom Gilt (GBP)	5.00	9-7-2014	3,585,000	5,766,079
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,550,000	6,416,435
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,800,000	5,441,654
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,499,945
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,080,748
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,707,040
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,616,813
Total Foreign Government Bonds (Cost $1,418,720,759)				1,352,321,892

U.S. Treasury Securities : 22.02%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,293,434
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,409,531
U.S. Treasury Bond	2.88	5-15-2043	2,000,000	1,827,196
U.S. Treasury Bond	3.00	5-15-2042	7,000,000	6,643,434
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	5,851,872
U.S. Treasury Bond	3.13	2-15-2042	1,000,000	974,531
U.S. Treasury Bond	3.13	2-15-2043	2,000,000	1,942,500
U.S. Treasury Bond	3.50	2-15-2039	7,000,000	7,382,816
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,582,186
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	7,855,316
U.S. Treasury Bond	4.25	5-15-2039	5,000,000	5,961,720
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,334,688

67

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.38%	2-15-2038	$1,750,000	$2,124,336
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	9,484,316
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,603,513
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,840,141
U.S. Treasury Bond	4.50	5-15-2038	600,000	742,125
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	6,939,626
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,210,313
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	1,982,063
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,703,122
U.S. Treasury Bond	5.00	5-15-2037	2,300,000	3,042,468
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	2,024,297
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,347,031
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,595,266
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,405,374
U.S. Treasury Bond	6.38	8-15-2027	400,000	579,000
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,179,688
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,397,984
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,218,593
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,216,718
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	3,059,376
U.S. Treasury Note	0.13	12-31-2014	15,000,000	14,975,385
U.S. Treasury Note	0.13	4-30-2015	8,000,000	7,974,376
U.S. Treasury Note	0.25	6-30-2014	7,000,000	7,006,286
U.S. Treasury Note	0.25	9-30-2014	52,000,000	52,034,528
U.S. Treasury Note	0.25	10-31-2014	2,500,000	2,501,368
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,007,040
U.S. Treasury Note	0.25	12-15-2014	5,000,000	5,001,365
U.S. Treasury Note	0.25	1-15-2015	5,000,000	4,999,805
U.S. Treasury Note	0.25	2-15-2015	10,000,000	9,996,480
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,974,215
U.S. Treasury Note	0.25	8-15-2015	15,000,000	14,968,365
U.S. Treasury Note	0.25	9-15-2015	6,000,000	5,985,000
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,955,465
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,489,071
U.S. Treasury Note	0.38	11-15-2014	5,000,000	5,011,135
U.S. Treasury Note	0.38	3-15-2015	30,000,000	30,049,230
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,044,520
U.S. Treasury Note	0.38	6-15-2015	5,000,000	5,005,860
U.S. Treasury Note	0.38	11-15-2015	5,000,000	4,998,045
U.S. Treasury Note	0.38	1-15-2016	4,000,000	3,994,688
U.S. Treasury Note	0.50	10-15-2014	5,000,000	5,019,920
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,930,860
U.S. Treasury Note	0.63	7-15-2014	10,000,000	10,049,610
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,950,780
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,737,488
U.S. Treasury Note	0.63	11-30-2017	20,100,000	19,836,188
U.S. Treasury Note	0.75	6-15-2014	5,000,000	5,029,885
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,962,500
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,964,688
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,034,375
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,979,295
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,062,500
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,113,436
U.S. Treasury Note	1.00	5-31-2018	5,000,000	4,981,071
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,909,375
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,772,660
U.S. Treasury Note	1.25	8-31-2015	4,500,000	4,590,351
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,143,283
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,103,905
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,991,564
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,680,465
U.S. Treasury Note	1.38	9-30-2018	5,000,000	5,067,190
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,107,810
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,043,360
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,984,532

68

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	7-31-2016	$15,000,000	$15,440,625
U.S. Treasury Note	1.50	8-31-2018	5,000,000	5,104,690
U.S. Treasury Note	1.63	8-15-2022	14,100,000	13,626,325
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,022,463
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,893,982
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,364,060
U.S. Treasury Note	1.75	5-15-2022	4,000,000	3,927,188
U.S. Treasury Note	1.75	5-15-2023	2,500,000	2,401,475
U.S. Treasury Note	1.88	6-30-2015	6,250,000	6,450,194
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,780,313
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,253,596
U.S. Treasury Note	2.00	1-31-2016	4,000,000	4,165,000
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,867,226
U.S. Treasury Note	2.00	11-15-2021	21,000,000	21,221,487
U.S. Treasury Note	2.00	2-15-2023	10,000,000	9,914,060
U.S. Treasury Note	2.13	11-30-2014	6,500,000	6,683,066
U.S. Treasury Note	2.13	5-31-2015	10,000,000	10,359,380
U.S. Treasury Note	2.13	12-31-2015	10,000,000	10,437,500
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,182,188
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,239,060
U.S. Treasury Note	2.25	1-31-2015	5,000,000	5,164,845
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,248,830
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,945,313
U.S. Treasury Note	2.38	8-31-2014	5,000,000	5,135,350
U.S. Treasury Note	2.38	9-30-2014	5,500,000	5,657,911
U.S. Treasury Note	2.38	10-31-2014	5,000,000	5,151,170
U.S. Treasury Note	2.38	2-28-2015	15,000,000	15,546,675
U.S. Treasury Note	2.38	3-31-2016	2,500,000	2,633,595
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,723,125
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,328,125
U.S. Treasury Note	2.38	6-30-2018	11,000,000	11,725,318
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,160,936
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,209,375
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,809,375
U.S. Treasury Note	2.63	6-30-2014	3,500,000	3,592,148
U.S. Treasury Note	2.63	7-31-2014	5,750,000	5,912,616
U.S. Treasury Note	2.63	12-31-2014	8,000,000	8,300,624
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,647,655
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,653,125
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,306,564
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,927,966
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,861,564
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,696,880
U.S. Treasury Note	2.75	11-30-2016	4,000,000	4,289,064
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,312,500
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,491,250
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,332,812
U.S. Treasury Note	2.75	2-15-2019	8,950,000	9,713,542
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,445,705
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,771,250
U.S. Treasury Note	3.00	9-30-2016	4,000,000	4,315,312
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,253,125
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,506,718
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,440,625
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,274,452
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,862,496
U.S. Treasury Note	3.13	5-15-2021	2,000,000	2,206,250
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,324,376
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,414,060
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,423,440
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,910,625
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,476,170
U.S. Treasury Note	3.38	11-15-2019	8,000,000	9,000,000
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,587,890
U.S. Treasury Note	3.50	5-15-2020	10,000,000	11,331,250

69

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	3.63%	8-15-2019	$9,500,000	$10,814,411
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,837,264
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,825,000
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,976,171
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,416,952
U.S. Treasury Note	4.00	2-15-2015	7,500,000	7,973,730
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,902,962
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,221,952
U.S. Treasury Note	4.25	8-15-2014	6,500,000	6,816,875
U.S. Treasury Note	4.25	11-15-2014	4,370,000	4,623,665
U.S. Treasury Note	4.25	8-15-2015	5,500,000	5,970,080
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,586,564
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,299,298
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,652,500
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,290,782
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,408,048
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,714,455
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,487,734
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,840,625
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,270,000
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,839,842
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,361,016
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,992,578
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,452,109
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,467,500
U.S. Treasury Note	7.88	2-15-2021	500,000	726,875
U.S. Treasury Note	8.00	11-15-2021	4,100,000	6,106,118
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,902,972
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,475,095
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,278,710
U.S. Treasury Note	8.75	8-15-2020	400,000	598,250
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,700,531
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,712,156
U.S. Treasury Note	9.13	5-15-2018	2,900,000	4,041,875
U.S. Treasury Note	11.25	2-15-2015	2,000,000	2,371,172
Total U.S. Treasury Securities (Cost $1,167,184,484)				1,204,085,634

Yankee Corporate Bonds and Notes : 3.43%
Consumer Discretionary : 0.03%
Media : 0.03%
Grupo Televisa SA	6.00	5-15-2018	250,000	288,343
Grupo Televisa SA	6.63	1-15-2040	500,000	595,749
Thompson Reuters Corporation	4.70	10-15-2019	425,000	481,854
Thompson Reuters Corporation	5.70	10-1-2014	200,000	212,768
WPP Finance 2010 Company	3.63	9-7-2022	350,000	344,948
				1,923,662

Consumer Staples : 0.05%
Beverages : 0.05%
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	220,068
Diageo Capital plc	2.63	4-29-2023	300,000	288,150
Diageo Capital plc	3.88	4-29-2043	30,000	27,642
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,231,395
Diageo Capital plc	5.88	9-30-2036	175,000	213,351
Diageo Finance BV	3.25	1-15-2015	100,000	104,203
Diageo Finance BV	5.30	10-28-2015	300,000	332,185
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	188,605

70

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV	4.38%	5-10-2043	$150,000	$135,586
				2,741,185

Energy : 0.66%
Energy Equipment & Services : 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,321,583
Ensco plc	4.70	3-15-2021	500,000	552,309
Weatherford International Limited	5.95	4-15-2042	250,000	257,752
				2,131,644

Oil, Gas & Consumable Fuels : 0.62%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	434,824
Alberta Energy Company Limited	8.13	9-15-2030	150,000	197,001
BP Capital Markets plc	1.38	5-10-2018	350,000	343,857
BP Capital Markets plc	1.85	5-5-2017	500,000	506,784
BP Capital Markets plc	2.50	11-6-2022	500,000	470,904
BP Capital Markets plc	2.75	5-10-2023	350,000	334,066
BP Capital Markets plc	3.13	10-1-2015	800,000	843,198
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,059,339
BP Capital Markets plc	3.25	5-6-2022	750,000	756,596
BP Capital Markets plc	3.88	3-10-2015	700,000	738,203
BP Capital Markets plc	4.50	10-1-2020	500,000	562,208
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,127,899
BP Capital Markets plc	4.75	3-10-2019	450,000	514,721
Canadian Natural Resources Limited	4.90	12-1-2014	65,000	68,763
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,325,810
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	631,490
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	591,610
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	246,214
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	239,830
Cenovus Energy Incorporated	4.50	9-15-2014	500,000	522,916
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	237,961
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	638,305
Enbridge Incorporated	5.60	4-1-2017	100,000	113,703
Encana Corporation	5.15	11-15-2041	500,000	500,207
Encana Corporation	5.90	12-1-2017	300,000	348,620
Encana Corporation	6.50	5-15-2019	400,000	486,188
Encana Corporation	6.50	8-15-2034	250,000	291,527
Encana Corporation	6.50	2-1-2038	350,000	418,457
Husky Energy Incorporated	5.90	6-15-2014	305,000	320,549
Husky Energy Incorporated	6.80	9-15-2037	100,000	127,686
Husky Energy Incorporated	7.25	12-15-2019	565,000	717,984
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	155,317
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	152,658
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	213,994
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	273,614
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	195,141
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	214,140
Petro-Canada	5.95	5-15-2035	700,000	796,389
Petro-Canada	6.80	5-15-2038	400,000	502,843
Suncor Energy Incorporated	5.95	12-1-2034	75,000	85,533
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,071,640
Suncor Energy Incorporated	6.50	6-15-2038	400,000	491,252
Suncor Energy Incorporated	6.85	6-1-2039	250,000	317,860
Talisman Energy Incorporated	3.75	2-1-2021	150,000	154,621
Talisman Energy Incorporated	5.13	5-15-2015	65,000	69,701
Talisman Energy Incorporated	6.25	2-1-2038	400,000	452,699
Talisman Energy Incorporated	7.75	6-1-2019	415,000	517,988
Total Capital International SA	1.55	6-28-2017	500,000	501,807
Total Capital International SA	2.70	1-25-2023	500,000	488,380
Total Capital International SA	2.88	2-17-2022	1,000,000	1,002,580

71

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA	2.30%	3-15-2016	$500,000	$519,312
Total Capital SA	3.00	6-24-2015	500,000	524,508
Total Capital SA	3.13	10-2-2015	1,000,000	1,056,918
Total Capital SA	4.13	1-28-2021	100,000	110,652
Total Capital SA	4.25	12-15-2021	250,000	277,910
Total Capital SA	4.45	6-24-2020	500,000	565,407
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	298,926
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	478,514
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	526,170
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	324,041
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	373,097
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,883,577
Transocean Incorporated	4.95	11-15-2015	500,000	541,574
Transocean Incorporated	5.05	12-15-2016	500,000	554,053
Transocean Incorporated	6.38	12-15-2021	500,000	584,256
Weatherford International Limited	5.13	9-15-2020	200,000	216,026
Weatherford International Limited	6.75	9-15-2040	300,000	333,153
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,300,837
				33,844,508

Financials : 1.39%
Capital Markets : 0.05%
Nomura Holdings Incorporated	2.00	9-13-2016	100,000	100,128
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	528,331
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,173,742
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	420,604
Sasol Financing International Company	4.50	11-14-2022	500,000	495,000
				2,717,805

Commercial Banks : 0.82%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	500,808
Bank of Montreal	1.40	9-11-2017	1,000,000	993,905
Bank of Montreal	2.50	1-11-2017	500,000	518,740
Bank of Montreal	2.55	11-6-2022	1,000,000	964,018
Bank of Nova Scotia	0.75	10-9-2015	500,000	500,301
Bank of Nova Scotia	1.38	12-18-2017	500,000	495,356
Bank of Nova Scotia	1.45	4-25-2018	500,000	493,740
Bank of Nova Scotia	2.05	10-7-2015	500,000	514,052
Bank of Nova Scotia	2.55	1-12-2017	750,000	778,906
Bank of Nova Scotia	3.40	1-22-2015	1,150,000	1,201,129
Bank of Nova Scotia	4.38	1-13-2021	500,000	559,375
Barclays Bank plc	3.90	4-7-2015	250,000	263,250
Barclays Bank plc	5.00	9-22-2016	900,000	1,007,460
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,142,849
Barclays Bank plc	5.14	10-14-2020	800,000	842,942
Barclays Bank plc	5.20	7-10-2014	800,000	839,148
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,299,295
BNP Paribas	3.25	3-11-2015	1,000,000	1,037,611
BNP Paribas	3.25	3-3-2023	500,000	479,693
BNP Paribas	3.60	2-23-2016	1,000,000	1,057,356
BNP Paribas	5.00	1-15-2021	1,150,000	1,271,546
Canadian Imperial Bank	0.90	10-1-2015	500,000	501,147
Canadian Imperial Bank	1.55	1-23-2018	300,000	297,895
Canadian Imperial Bank	2.35	12-11-2015	500,000	519,347
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	691,602
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	550,226
Credit Suisse New York	3.50	3-23-2015	500,000	525,235
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,061,727
HSBC Holdings plc	4.88	1-14-2022	250,000	280,464
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,141,020
HSBC Holdings plc	6.80	6-1-2038	350,000	437,159

72

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Intesa Sanpaolo SpA	3.88%	1-16-2018	$700,000	$690,869
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,091,227
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,091,260
National Bank of Canada	1.50	6-26-2015	500,000	506,781
NIBC Bank NV	4.88	11-19-2019	800,000	925,622
Rabobank Nederland NV	1.70	3-19-2018	500,000	497,074
Rabobank Nederland NV	2.13	10-13-2015	500,000	515,142
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,064,104
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,559,838
Rabobank Nederland NV	5.25	5-24-2041	725,000	806,436
Royal Bank of Canada	0.55	5-1-2015	125,000	125,014
Royal Bank of Canada	0.80	10-30-2015	250,000	250,571
Royal Bank of Canada	0.85	3-8-2016	950,000	949,249
Royal Bank of Canada	1.45	10-30-2014	1,000,000	1,013,054
Royal Bank of Canada	1.50	1-16-2018	450,000	449,039
Royal Bank of Canada	2.30	7-20-2016	600,000	623,390
Royal Bank of Canada	2.63	12-15-2015	250,000	261,754
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	530,387
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,083,434
Royal Bank of Scotland Group plc	4.88	3-16-2015	1,000,000	1,066,732
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,146,765
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	680,439
Societe Generale	2.75	10-12-2017	200,000	205,395
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	398,841
Toronto Dominion Bank	1.38	7-14-2014	300,000	303,285
Toronto Dominion Bank	1.40	4-30-2018	250,000	246,741
Toronto Dominion Bank	2.50	7-14-2016	500,000	522,128
Westpac Banking Corporation	0.95	1-12-2016	350,000	351,088
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,009,150
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,277
Westpac Banking Corporation	3.00	8-4-2015	800,000	837,959
Westpac Banking Corporation	4.20	2-27-2015	780,000	828,271
				44,500,618

Diversified Financial Services : 0.48%
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	535,286
AngloGold Holdings plc	5.13	8-1-2022	300,000	296,830
AngloGold Holdings plc	5.38	4-15-2020	165,000	169,986
AngloGold Holdings plc	6.50	4-15-2040	295,000	292,123
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	535,198
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	350,636
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	229,402
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,309,217
Burlington Resources Finance Company	7.20	8-15-2031	500,000	675,754
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	172,340
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	367,079
Credit Suisse New York	5.30	8-13-2019	1,500,000	1,749,866
Deutsche Bank AG London	3.25	1-11-2016	250,000	263,745
Deutsche Bank AG London	3.45	3-30-2015	500,000	523,806
Deutsche Bank AG London	3.88	8-18-2014	1,000,000	1,038,519
Deutsche Bank AG London ±	4.30	5-24-2028	600,000	579,531
Deutsche Bank AG London	6.00	9-1-2017	1,000,000	1,173,410
ORIX Corporation	4.71	4-27-2015	415,000	437,832
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	506,079
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	477,425
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	1,004,410
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	228,125
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	253,650
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	324,086
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	912,856
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	649,725
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,002,254
Shell International Finance BV	2.25	1-6-2023	250,000	236,663
Shell International Finance BV	2.38	8-21-2022	250,000	240,809

73

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Shell International Finance BV	3.25%	9-22-2015	$1,000,000	$1,060,892
Shell International Finance BV	3.63	8-21-2042	250,000	231,604
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,143,189
Shell International Finance BV	4.38	3-25-2020	500,000	570,376
Shell International Finance BV	5.20	3-22-2017	250,000	287,027
Shell International Finance BV	5.50	3-25-2040	300,000	365,841
Shell International Finance BV	6.38	12-15-2038	850,000	1,136,685
Syngenta Finance NV	3.13	3-28-2022	500,000	508,391
UBS AG Stamford Connecticut	3.88	1-15-2015	500,000	525,022
UBS AG Stamford Connecticut	4.88	8-4-2020	488,000	554,282
UBS AG Stamford Connecticut	5.75	4-25-2018	488,000	575,109
UBS AG Stamford Connecticut	5.88	12-20-2017	872,000	1,023,044
Virgin Media Finance plc	5.25	1-15-2021	900,000	948,922
WPP Finance UK	8.00	9-15-2014	500,000	543,145
				26,010,171

Insurance : 0.04%
Aegon NV	4.63	12-1-2015	500,000	541,303
AON Corporation	4.45	5-24-2043	100,000	95,583
AXA SA	8.60	12-15-2030	650,000	839,496
AXIS Capital Holdings Limited	5.75	12-1-2014	65,000	69,357
Manulife Financial Corporation	3.40	9-17-2015	400,000	422,416
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	101,578
XL Capital Limited	5.25	9-15-2014	312,000	328,526
				2,398,259

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	139,858

Health Care : 0.16%
Health Care Equipment & Supplies : 0.00%
Covidien International Finance SA	1.35	5-29-2015	250,000	252,779

Pharmaceuticals : 0.16%
AstraZeneca plc	4.00	9-18-2042	550,000	514,205
AstraZeneca plc	5.40	6-1-2014	75,000	78,579
AstraZeneca plc	5.90	9-15-2017	800,000	946,465
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,462,687
Covidien International Finance SA	2.80	6-15-2015	150,000	155,886
Covidien International Finance SA	3.20	6-15-2022	500,000	510,598
Covidien International Finance SA	6.00	10-15-2017	600,000	707,768
Covidien International Finance SA	6.55	10-15-2037	400,000	526,500
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,174,149
Sanofi Aventis	1.25	4-10-2018	91,000	89,738
Sanofi Aventis	2.63	3-29-2016	500,000	524,904
Sanofi Aventis	4.00	3-29-2021	700,000	771,448
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	488,947
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	521,937
				8,473,811

Industrials : 0.12%
Aerospace & Defense : 0.01%
Embraer Overseas Limited	6.38	1-15-2020	500,000	575,500
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	212,500
				788,000

Commercial Services & Supplies : 0.01%
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	301,226

74

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates : 0.06%
Koninklijke Philips Electronics NV	5.75%	3-11-2018	$650,000	$767,149
Philips Electronics NV	3.75	3-15-2022	500,000	525,156
Philips Electronics NV	5.00	3-15-2042	500,000	533,610
Philips Electronics NV	6.88	3-11-2038	250,000	330,077
Tyco Electronics Group SA	4.88	1-15-2021	500,000	549,392
Tyco Electronics Group SA	7.13	10-1-2037	350,000	439,691
				3,145,075

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	240,591
Pentair Finance SA	5.00	5-15-2021	300,000	327,152
				567,743

Road & Rail : 0.03%
Canadian National Railway Company	2.25	11-15-2022	350,000	335,500
Canadian National Railway Company	5.55	3-1-2019	435,000	519,152
Canadian National Railway Company	6.20	6-1-2036	200,000	261,181
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	215,763
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	408,959
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	76,633
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	81,800
Kansas City Southern de Mexico SA de CV 144A	3.00	5-15-2023	73,000	70,366
				1,969,354

Materials : 0.32%
Chemicals : 0.08%
Agrium Incorporated	3.50	6-1-2023	150,000	149,236
Agrium Incorporated	4.90	6-1-2043	200,000	197,613
Agrium Incorporated	6.13	1-15-2041	165,000	189,707
Agrium Incorporated	6.75	1-15-2019	300,000	363,415
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,775,573
Methanex Corporation	3.25	12-15-2019	100,000	100,304
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	598,232
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	290,670
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	228,147
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	263,888
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	79,810
				4,236,595

Metals & Mining : 0.22%
Barrick Gold Corporation 144A	2.50	5-1-2018	250,000	246,943
Barrick Gold Corporation	3.85	4-1-2022	500,000	478,953
Barrick Gold Corporation	5.25	4-1-2042	500,000	440,344
BHP Billiton Limited	1.00	2-24-2015	500,000	504,068
BHP Billiton Limited	1.63	2-24-2017	500,000	505,369
Falconbridge Limited	6.00	10-15-2015	600,000	659,536
Goldcorp Incorporated	2.13	3-15-2018	100,000	98,818
Goldcorp Incorporated	3.70	3-15-2023	300,000	288,737
Kinross Gold Corporation	5.13	9-1-2021	200,000	199,505
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	516,518
Teck Resources Limited	3.00	3-1-2019	1,000,000	1,008,392
Teck Resources Limited	3.75	2-1-2023	500,000	485,326
Teck Resources Limited	4.50	1-15-2021	350,000	365,554
Teck Resources Limited	4.75	1-15-2022	202,000	213,072
Teck Resources Limited	5.20	3-1-2042	500,000	457,776
Teck Resources Limited	6.00	8-15-2040	175,000	178,366
Teck Resources Limited	6.25	7-15-2041	300,000	311,480
Vale Overseas Limited	4.38	1-11-2022	700,000	696,206
Vale Overseas Limited	4.63	9-15-2020	300,000	310,935

75

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Vale Overseas Limited	6.25%	1-23-2017	$1,405,000	$1,596,391
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,355,077
Vale Overseas Limited	6.88	11-10-2039	130,000	140,312
Vale Overseas Limited	8.25	1-17-2034	300,000	367,094
Vale SA	5.63	9-11-2042	750,000	700,905
				12,125,677

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	511,642
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	69,011
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	408,997
				989,650

Telecommunication Services : 0.66%
Diversified Telecommunication Services : 0.39%
British Telecommunications plc	5.95	1-15-2018	250,000	293,671
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,784,761
Deutsche Telekom International Finance BV	4.88	7-8-2014	300,000	313,447
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	309,354
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	604,017
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,646,167
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	768,756
Ericsson LM	4.13	5-15-2022	400,000	410,360
France Telecom SA	2.75	9-14-2016	500,000	519,912
France Telecom SA	4.38	7-8-2014	1,000,000	1,036,611
France Telecom SA	5.38	7-8-2019	350,000	405,066
France Telecom SA	8.50	3-1-2031	925,000	1,325,445
Royal KPN NV	8.38	10-1-2030	375,000	485,588
Telecom Italia Capital SA	4.95	9-30-2014	1,150,000	1,197,856
Telecom Italia Capital SA	5.25	10-1-2015	200,000	215,220
Telecom Italia Capital SA	6.00	9-30-2034	150,000	144,286
Telecom Italia Capital SA	6.38	11-15-2033	500,000	491,463
Telecom Italia Capital SA	7.18	6-18-2019	1,000,000	1,179,437
Telecom Italia Capital SA	7.20	7-18-2036	500,000	518,510
Telecom Italia Capital SA	7.72	6-4-2038	500,000	541,839
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	502,789
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	488,199
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	742,192
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	299,492
Telefonica Emisiones SAU	4.95	1-15-2015	430,000	452,709
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	475,652
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	539,703
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	559,425
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	630,511
Telefonica Europe BV	8.25	9-15-2030	420,000	523,495
Telefonica SA	5.88	7-15-2019	645,000	720,471
Telefonos de Mexico SA	5.50	1-27-2015	465,000	495,492
				21,621,896

Wireless Telecommunication Services : 0.27%
America Movil SAB de CV	2.38	9-8-2016	750,000	770,326
America Movil SAB de CV	3.13	7-16-2022	500,000	477,879
America Movil SAB de CV	3.63	3-30-2015	500,000	520,379
America Movil SAB de CV	4.38	7-16-2042	1,000,000	889,635
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,101,661
America Movil SAB de CV	5.63	11-15-2017	450,000	518,042
America Movil SAB de CV	6.13	11-15-2037	100,000	112,012
America Movil SAB de CV	6.13	3-30-2040	500,000	568,266
America Movil SAB de CV	6.38	3-1-2035	65,000	74,897
Rogers Communications Incorporated	3.00	3-15-2023	200,000	194,833

76

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Rogers Communications Incorporated		4.50%	3-15-2043	$200,000	$198,783
Rogers Communications Incorporated		6.80	8-15-2018	750,000	925,162
Rogers Wireless Incorporated		7.50	3-15-2015	500,000	558,306
Vodafone Group plc		0.90	2-19-2016	325,000	323,624
Vodafone Group plc		1.25	9-26-2017	250,000	245,672
Vodafone Group plc		1.50	2-19-2018	500,000	494,418
Vodafone Group plc		1.63	3-20-2017	500,000	501,042
Vodafone Group plc		2.50	9-26-2022	1,000,000	936,998
Vodafone Group plc		2.95	2-19-2023	600,000	579,220
Vodafone Group plc		3.38	11-24-2015	500,000	530,230
Vodafone Group plc		4.15	6-10-2014	250,000	258,272
Vodafone Group plc		4.38	2-19-2043	500,000	472,030
Vodafone Group plc		4.63	7-15-2018	180,000	203,799
Vodafone Group plc		5.00	9-15-2015	250,000	273,388
Vodafone Group plc		5.38	1-30-2015	75,000	80,604
Vodafone Group plc		5.45	6-10-2019	400,000	469,948
Vodafone Group plc		5.63	2-27-2017	500,000	571,011
Vodafone Group plc		6.15	2-27-2037	1,000,000	1,193,564
Vodafone Group plc		6.25	11-30-2032	300,000	353,522
Vodafone Group plc		7.88	2-15-2030	250,000	343,693
					14,741,216

Utilities : 0.04%
Electric Utilities : 0.00%
Scottish Power Limited		5.81	3-15-2025	150,000	162,079

Independent Power Producers & Energy Traders : 0.01%
Transalta Corporation		4.75	1-15-2015	400,000	419,667
Transalta Corporation		6.50	3-15-2040	90,000	91,985
					511,652

Multi-Utilities : 0.02%
National Grid plc		6.30	8-1-2016	500,000	575,041
Veolia Environment SA		6.00	6-1-2018	500,000	590,136
					1,165,177

Water Utilities : 0.01%
United Utilities Group plc		5.38	2-1-2019	250,000	272,939

Total Yankee Corporate Bonds and Notes (Cost $178,175,278)					187,732,579

		Yield		Shares
Short-Term Investments : 4.44%
Investment Companies : 4.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		239,471,533	239,471,533
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.16		3,236,078	3,236,078
Total Short-Term Investments (Cost $242,707,611)					242,707,611

Total investments in securities (Cost $5,562,209,200)*	103.19%				5,641,589,629
Other assets and liabilities, net	(3.19)				(174,262,934)

Total net assets	100.00%				$5,467,326,695

77

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

%%	Security issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,563,820,047 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$200,337,953
Gross unrealized depreciation	(122,568,371)

Net unrealized appreciation	$77,769,582

78

Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,512,774,916	$0	$1,512,774,916
Corporate bonds and notes	0	1,141,966,997	0	1,141,966,997
Foreign government bonds	0	1,352,321,892	0	1,352,321,892
U.S. Treasury securities	1,204,085,634	0	0	1,204,085,634
Yankee corporate bonds and notes	0	187,732,579	0	187,732,579
Short-term investments
Investment companies	239,471,533	3,236,078	0	242,707,611

	$1,443,557,167	$4,198,032,462	$0	$5,641,589,629

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.03%
Consumer Discretionary : 13.01%
Auto Components : 0.94%
Aapico Hitech PCL	147,600	$119,933
Aisin Seiki Company Limited	37,400	1,352,032
Akebono Brake Industry Company Limited	22,700	111,309
Autoneum Holding AG	164	11,919
Bharat Forge Limited	19,334	80,056
BorgWarner Incorporated «†	90,755	7,357,508
Bosch Limited	1,719	277,547
Bridgestone Corporation	119,800	3,888,691
Bridgestone Corporation ADR †	4,725	313,551
Calsonic Kansei Corporation	41,000	177,206
Cheng Shin Rubber Industry Company Limited	318,582	948,841
Compagnie Generale des Etablissements Michelin Class B	17,733	1,547,563
Continental AG	9,343	1,222,454
Cooper Tire & Rubber Company	144,404	3,731,399
Dana Holding Corporation	325,137	6,151,592
Delphi Automotive plc	35,300	1,722,993
Denso Corporation	102,600	4,239,057
Exedy Corporation	6,200	155,500
Exide Industries Limited	78,617	191,205
Faurecia	2,019	45,111
FCC Company Limited	7,000	161,494
Futaba Industrial Company Limited †	6,100	29,120
Gentex Corporation	103,820	2,374,363
GKN plc	150,914	676,812
Halla Climate Control Corporation	8,860	258,524
Hankook Tire Company Limited	18,843	874,625
Hi-Lex Corporation	5,800	122,252
Hyundai Mobis	14,603	3,652,323
Hyundai Wia Corporation	3,195	463,155
Johnson Controls Incorporated	81,700	3,052,312
Kayaba Industry Company Limited	38,000	210,212
KEIHIN Corporation	9,300	133,592
Kenda Rubber Industrial Company Limited	159,577	333,374
Koito Manufacturing Company Limited	23,000	417,555
Lear Corporation	68,516	4,109,590
Leoni AG	4,204	209,678
Linamar Corporation	2,422	67,935
Magna International Incorporated Class A «	21,800	1,453,824
Mando Corporation	2,550	219,472
Martinrea International Incorporated †	3,001	28,628
Minth Group Limited	76,000	130,388
MITSUBA Corporation	8,000	105,650
Mitsuboshi Belting Company Limited	10,000	46,792
Musashi Seimitsu Industry Company Limited	4,100	94,409
Nan Kang Rubber Tire Company Limited	148,145	175,900
NGK Spark Plug Company Limited	36,000	631,804
NHK Spring Company Limited	44,000	496,286
NIFCO Incorporated	9,400	200,060
Nippon Seiki Company Limited	8,000	106,608
Nissan Shatai Company Limited	17,000	188,611
Nissin Kogyo Company Limited	8,500	156,794
NOK Corporation	23,300	372,221
Nokian Renkaat Oyj «	13,330	555,679
Pacific Industrial Company Limited	10,300	73,521
Pirelli & Company SpA «	24,552	282,568
Press Kogyo Company Limited	13,000	62,578
Rieter Holding AG	164	27,921
Riken Corporation	27,000	110,541
Sanden Corporation	27,000	98,299
Showa Corporation	13,400	165,102
Somboon Advance Technology PCL	130,270	100,688

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
Stanley Electric Company Limited	30,500	$556,483
Sumitomo Rubber Industries Limited	36,300	568,340
Tachi-S Company Limited	5,700	83,157
Takata Corporation	5,600	113,239
Tenneco Automotive Incorporated †	119,200	5,287,712
Thai Stanley Electric PCL	13,600	123,085
The Goodyear Tire & Rubber Company †	197,000	2,982,580
Tokai Rika Company Limited	8,200	151,292
Tokai Rubber Industries Incorporated	6,500	55,483
Tong Yang Industry Company Limited	97,926	111,249
Topre Corporation	8,900	79,698
Toyo Tire & Rubber Company Limited	50,000	274,610
Toyota Boshoku Corporation	15,600	221,686
Toyota Gosei Company Limited	14,500	347,778
Toyota Industries Corporation	38,400	1,498,562
TPR Company Limited	5,200	79,022
TRW Automotive Holdings Corporation †	78,700	4,985,645
TS Tech Company Limited	9,900	310,149
Unipres Corporation	6,700	123,489
Valeo SA	7,819	521,026
Visteon Corporation †	105,092	6,670,189
Xingda International Holdings Limited	186,000	81,034
Xinyi Glass Holding Company Limited	456,149	390,766
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	65,000	651,134
YOROZU Corporation	3,500	58,788
		83,002,923

Automobiles : 1.32%
Bajaj Auto	14,575	468,926
Bayerische Motoren Werke AG	30,555	2,899,616
Brilliance China Automotive Holdings Limited †	626,000	715,293
BYD Company Limited †	119,000	518,509
China Motor Company Limited	198,150	182,244
Chongqing Changchun Automobile Class B	43	56
Daihatsu Motor Company Limited	40,000	848,482
Daimler AG	94,979	6,032,497
Dongfeng Motor Group Company Limited	646,000	1,009,385
Fiat SpA †	84,699	663,813
Ford Motor Company	475,700	7,458,976
Ford Otomotiv Sanayi AS	14,299	217,182
Fuji Heavy Industries Limited	126,000	2,837,977
Geely Automobile Holdings Limited	870,000	427,541
General Motors Company †	92,900	3,148,381
Ghabbour Auto	3,188	12,777
Great Wall Motor Company Limited Class H	232,500	1,104,280
Guangzhou Automobile Group Company Limited	493,454	522,779
Hero Honda Motors Limited	20,559	630,909
Honda Motor Company Limited	332,800	12,355,117
Honda Motor Company Limited ADR	25	939
Hyundai Motor Company Limited	35,349	6,574,104
Isuzu Motors Limited	251,000	1,863,416
Kia Motors Corporation	55,867	2,899,155
Mahindra & Mahindra Limited	57,433	981,880
Mahindra & Mahindra Limited GDR	10,726	181,353
Maruti Suzuki India Limited	14,444	409,860
Mazda Motor Corporation †	576,000	2,215,790
Mitsubishi Motors Corporation †	746,000	1,138,135
Nissan Motor Company Limited	477,300	5,154,331
Oriental Holdings Bhd	46,320	149,468
Peugeot SA «†	32,389	285,152
PT Astra International Incorporated Tbk	4,550,440	3,271,563
Renault SA	19,824	1,530,022
Suzuki Motor Corporation	86,300	2,099,612

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Automobiles (continued)
Tan Chong Motor Holdings Bhd	87,300	$195,712
Tata Motors Limited	164,889	908,130
Tata Motors Limited ADR «	10,088	276,714
Tesla Motors Incorporated «†	58,000	5,670,080
Thor Industries Incorporated «	96,500	4,121,515
Tofas Turk Otomobil Fabrikasi AS	25,253	188,592
Toyota Motor Corporation	544,714	31,789,134
UMW Holdings Bhd	137,800	641,199
Volkswagen AG	3,151	667,527
Yamaha Motor Company Limited	58,300	902,752
Yue Loong Motor	230,929	382,859
		116,553,734

Distributors : 0.20%
Canon Marketing Japan Incorporated	10,300	140,024
D’ieteren SA NV	1,530	67,613
Delek Automotive Systems Limited	1,187	12,039
DOSHISHA Company Limited	4,400	60,189
Imperial Holding Limited	47,334	990,618
Inabata & Company Limited	8,900	70,479
Inchcape plc	38,717	320,316
Jardine Cycle & Carriage Limited	19,439	716,761
Li & Fung Limited	1,128,530	1,566,197
LKQ Corporation †	234,300	5,735,664
Mitsuuroko Holdings Company Limited	10,000	47,855
Pacific Brands Limited	170,912	124,383
Paltac Corporation	4,300	54,057
Pool Corporation	93,100	4,789,995
Sumitomo Corporation	237,900	2,974,402
Uni-Select Incorporated	432	8,634
		17,679,226

Diversified Consumer Services : 0.43%
Apollo Group Incorporated Class A «†	225,800	4,513,742
Benesse Corporation	17,200	634,583
Coinstar Incorporated «†	54,962	3,200,987
DeVry Incorporated «	124,800	3,897,504
Educomp Solutions Limited	5,295	5,170
H&R Block Incorporated	193,911	5,675,775
Hillenbrand Incorporated	143,686	3,428,348
InvoCare Limited	17,400	178,340
Navitas Limited	44,468	238,240
New Oriental Education & Technology Group Incorporated «	17,412	388,810
Raffles Education Corporation Limited †	55,177	14,128
Regis Corporation «	131,995	2,430,028
Service Corporation International	471,443	8,476,545
Sotheby’s Holdings Incorporated «	134,900	5,025,025
		38,107,225

Food & Staples Retailing : 0.00%
Cocokara Fine Incorporated	7,400	238,318

Hotels, Restaurants & Leisure : 2.21%
Accor SA	17,004	607,344
Accordia Golf Company Limited	241	254,865
Ajisen China Holdings Limited	67,200	50,484
Ardent Leisure Group	53,538	86,044
Aristocrat Leisure Limited	106,257	438,642
Autogrill SpA	9,260	121,230
Bally Technologies Incorporated «†	81,809	4,659,023
Banyan Tree Holdings Limited	13,000	7,763

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Berjaya Land Bhd	408,500	$115,340
Berjaya Sports Toto Bhd	163,502	224,756
Bob Evans Farms Incorporated	1,361	62,824
Cafe de Coral Holdings Limited	52,000	178,984
Carnival Corporation	53,300	1,764,230
Carnival plc	20,101	673,290
Cheesecake Factory Incorporated «	96,600	3,856,272
Chipotle Mexican Grill Incorporated †	24,394	8,806,234
Choice Hotels International Incorporated «	19,500	769,860
Colowide Company Limited	10,000	89,964
Compass Group plc	175,290	2,298,743
Cracker Barrel Old Country Store Incorporated	47,100	4,213,566
Crown Limited	72,900	889,593
Darden Restaurants Incorporated «	92,500	4,791,500
Domino’s Pizza Incorporated	113,000	6,697,510
Doutor Nichires Holdings Company Limited	5,200	69,143
Dunkin Brands Group Incorporated	57,421	2,273,872
Echo Entertainment Group Limited	134,190	379,022
Egyptian Resorts Company †	16,982	2,164
EIH Limited	57,568	57,532
Enterprise Inns plc †	26,791	45,676
Flight Centre Limited	11,645	434,280
Formosa International Hotels Corporation	14,861	172,495
Fujita Kanko Incorporated	30,000	123,207
Galaxy Entertainment Group Limited †	269,000	1,396,403
Genting Bhd	503,300	1,639,850
Genting Singapore plc	1,113,320	1,273,412
Grand Korea Leisure Company Limited	10,260	333,719
Great Canadian Gaming Corporation †	676	6,390
Greene King plc	17,051	197,350
H.I.S Company Limited	4,200	167,797
Hong Kong & Shanghai Hotels Limited	94,530	167,736
Hotel Properties Limited	32,000	83,635
Hotel Shilla Company Limited	7,990	438,187
Hyatt Hotels Corporation Class A †	45,851	1,885,393
Imperial Hotel Limited	3,200	110,533
Indian Hotels Company Limited	66,498	60,321
Intercontinental Hotels Group plc	28,522	821,041
International Game Technology	188,230	3,365,552
Intralot SA-Integrated Lottery Systems & Services	4,444	11,862
J D Wetherspoon plc	8,168	81,723
Jollibee Foods Corporation	94,580	302,850
Kangwon Land Incorporated	25,840	792,651
Kappa Create Company Limited †	2,100	36,629
Kentucky Fried Chicken (Japan) Limited	2,100	43,963
Kisoji Company Limited	3,500	62,563
Kuoni Reisen Holding AG	214	69,856
Ladbrokers plc	95,658	300,569
Las Vegas Sands Corporation	87,455	5,063,645
Life Time Fitness Incorporated «†	79,905	3,982,465
Lottomatica SpA	6,123	164,667
Marriott International Incorporated Class A	61,000	2,562,610
Marriott Vacations Worldwide Corporation †	57,022	2,523,224
Marston’s plc	50,669	109,598
McDonald’s Corporation	250,114	24,153,509
McDonald’s Holdings Company (Japan) Limited	12,400	345,049
Melco International Development Limited	180,000	392,826
MGM China Holdings Limited	177,200	472,067
MGM Mirage «†	297,900	4,519,143
Millennium & Copthorne Hotels plc	18,690	158,467
Minor International PCL	115,797	103,271
Mitchells & Butlers plc †	19,207	110,171
MOS Food Services Incorporated	6,100	108,732
Ohsho Food Service Corporation	1,600	45,721
Opap SA	18,417	152,294

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Orbis SA	2,450	$26,854
Orient Express Hotels Limited Class A †	203,063	2,404,266
Oriental Land Company Limited	11,200	1,527,130
Paddy Power plc	4,093	344,994
Panera Bread Company Class A †	22,249	4,268,026
Papa John’s International Incorporated †	35,000	2,255,050
PartyGaming plc	58,620	113,174
Plenus Company Limited	4,100	66,601
Punch Taverns plc †	32,370	6,517
Resorts World Bhd	621,815	780,970
RESORTTRUST Incorporated	7,380	196,831
Restaurant Group plc	15,681	122,943
Rexcapital Financial Holdings Limited	625,000	48,183
Round One Corporation	8,500	52,440
Royal Caribbean Cruises Limited	103,400	3,620,034
Royal Holdings Company Limited	5,300	75,835
Saizeriya Company Limited	4,700	61,081
Sands China Limited	459,523	2,424,463
Shangri-La Asia Limited	274,166	505,634
Six Flags Entertainment Corporation	100,400	7,486,828
SJM Holdings Limited	390,000	1,058,030
Sky City Entertainment Group Limited	108,949	361,488
Sodexho Alliance SA	9,330	796,237
Spirit Pub Company plc	32,370	33,027
St. Marc Holdings Company Limited	1,200	56,254
Starbucks Corporation	187,600	11,831,932
Starwood Hotels & Resorts Worldwide Incorporated	154,200	10,531,860
Tabcorp Holdings Limited	137,757	431,851
Tattersall’s Limited	256,702	785,122
The Wendy’s Company «	646,102	3,844,307
Thomas Cook Group plc †	84,009	181,032
Tim Hortons Incorporated	14,344	763,169
Tokyo Dome Corporation	36,000	206,302
Tokyotokeiba Company Limited	32,000	114,128
Transat A.T. Incorporated Class A †(a)	1,458	7,988
TUI AG †	12,319	149,945
TUI Travel plc	61,222	330,576
Vail Resorts Incorporated «	70,820	4,536,021
Watami Food Service Company	3,900	66,013
Whitbread plc	16,178	704,314
William Hill plc	82,355	550,437
WMS Industries Incorporated †	125,200	3,173,820
Wowprime Corporation	12,100	165,729
Wyndham Worldwide Corporation	109,600	6,369,952
Wynn Macau Limited	273,600	806,317
Wynn Resorts Limited	63,237	8,593,276
Yoshinoya D&C Company Limited	118	126,742
Yum! Brands Incorporated	111,500	7,554,125
Zensho Company Limited	11,700	131,803
		194,482,547

Household Durables : 0.96%
Alpine Electronics Incorporated	7,900	73,966
Amtran Technology Company Limited	169,006	138,490
Arcelik AS	78,008	590,974
Arnest One Corporation	7,300	132,137
Barratt Developments plc †	86,863	419,061
Bellway plc	9,497	183,264
Berkeley Group Holdings plc	11,306	361,709
Bovis Homes Group plc	9,917	112,911
Casio Computer Company Limited	51,600	459,381
Chofu Seisakusho Company Limited	3,500	71,685
Cleanup Corporation	5,200	42,994
Corona Corporation	2,000	20,543

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
D.R. Horton Incorporated «	199,831	$4,867,883
Dorel Industries Incorporated Class B	2,467	98,157
Ekornes ASA	800	12,814
Electrolux AB Class B	25,871	696,734
Fleetwood Corporation Limited	5,805	21,937
Foster Electric Company Limited	4,400	73,543
France Bed Holdings Company Limited	27,000	52,272
Funai Electric Company Limited	2,100	23,385
Garmin Limited «	77,200	2,696,596
GUD Holdings Limited	7,917	52,920
Haier Electronics Group Company †	201,000	357,098
HAJIME Construction Company Limited	2,500	138,941
Harman International Industries Incorporated	134,970	7,166,907
Haseko Corporation †	284,500	369,599
Hitachi Koki Company Limited	9,300	73,691
Husqvarna AB A Shares	1	6
Husqvarna AB B Shares	37,065	210,728
Jarden Corporation «†	202,950	9,453,411
JM AB	8,886	191,411
JVC Kenwood Holdings Incorporated	26,300	67,301
Leggett & Platt Incorporated «	102,319	3,274,208
Lennar Corporation Class A	121,000	4,757,720
LG Electronics Incorporated	23,146	1,644,789
Matsunichi Communication Holdings Limited †	326,000	188,548
Matsushita Electric Industrial Company Limited †	438,610	3,342,702
MDC Holdings Incorporated	77,500	2,876,025
Mohawk Industries Incorporated †	46,500	5,169,405
Newell Rubbermaid Incorporated	206,019	5,570,754
Nexity SA	1,566	56,005
Nobia AB	5,775	33,013
NVR Incorporated †	3,734	3,671,680
Panahome Corporation	18,000	120,109
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	575,493
Pioneer Corporation †	54,900	116,471
Redrow plc †	3,458	11,694
Rinnai Corporation	7,000	554,817
Sangetsu Company Limited	6,500	154,519
SEB SA «	3,036	238,847
Sekisui Chemical Company Limited	94,000	935,344
Sekisui House Limited	116,000	1,503,803
Sharp Corporation †	203,000	932,434
Skyworth Digital Technology Company Limited	5,350	3,588
Sony Corporation	191,094	3,778,443
Steinhoff International Holdings Limited	370,027	937,759
Sumitomo Foresting Company Limited	31,600	371,524
Takamatsu Corporation	3,600	52,202
Tatung Company Limited †	394,770	104,736
Taylor Woodrow plc	300,372	449,310
Techtronic Industries Company Limited	263,500	675,989
Tempur-Pedic International Incorporated «†	118,800	5,022,864
TOA Corporation	6,000	43,442
TOKEN Corporation	1,340	67,233
Tomtom NV †	4,700	24,617
Videocon Industries Limited	16,162	62,340
Welling Holding Limited	102,800	22,235
Whirlpool Corporation	57,600	7,358,976
Woongjin Coway Company Limited	11,040	541,916
		84,478,003

Internet & Catalog Retail : 0.79%
Amazon.com Incorporated †	91,027	24,488,994
Askul Corporation	2,300	35,332
ASOS plc †	7,672	451,896

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Internet & Catalog Retail (continued)
Belluna Company Limited	3,000	$29,693
CDON Group †	4,115	19,136
CJ O Shopping Company Limited	949	267,032
Expedia Incorporated «	75,300	4,326,738
Home Retail Group plc «	62,866	148,654
HSN Incorporated	72,487	4,123,785
Hyundai Home Shopping Network	1,833	257,844
Liberty Ventures Series A †	54,800	4,470,036
N Brown Group plc	13,911	96,552
Netflix Incorporated «†	44,226	10,006,133
Nissen Company Limited	2,200	7,325
priceline.com Incorporated †	12,496	10,045,909
Rakuten Incorporated	138,100	1,538,615
Senshukai Company Limited	7,500	60,137
Shutterfly Incorporated «†	61,300	2,987,762
Start Today Company Limited	12,500	184,621
TripAdvisor Incorporated †	87,817	5,663,318
Wotif.com Holdings Limited	18,653	98,341
		69,307,853

Leisure Equipment & Products : 0.31%
Ability Enterprise Company Limited	40,000	35,079
Altek Corporation	88,623	57,996
Amer Sports Oyj	13,925	254,652
Aruze Corporation	4,400	80,225
Asia Optical Company Incorporated †	14,239	16,119
Beneteau SA †	1,319	13,972
Fields Corporation	2,900	48,440
Giant Manufacturing Company Limited	62,687	434,547
Hasbro Incorporated «	81,821	3,639,398
Heiwa Corporation	9,000	153,395
Mars Engineering Corporation	1,800	33,805
Mattel Incorporated	249,795	11,178,326
Merida Industry Limited	45,000	288,050
Mizuno Corporation	17,000	77,546
Namco Bandai Holdings Incorporated	41,200	667,821
Nidec Copal Corporation	2,800	22,796
Nikon Corporation	73,200	1,920,970
Polaris Industries Incorporated «	50,556	4,828,604
Roland Corporation	800	7,377
Sankyo Company Limited	10,300	452,069
Sega Sammy Holdings Incorporated	38,000	902,838
Shimano Incorporated	16,400	1,263,036
Tomy Company Limited	14,100	63,795
Yamaha Corporation	36,000	384,544
Young Optics Incorporated	14,000	40,164
		26,865,564

Media : 2.03%
Agora SA	5,097	11,680
Aimia Incorporated	16,463	235,810
Amalgamated Holdings Limited	22,965	186,117
AMC Networks Incorporated A †	116,771	7,475,679
Antena 3 de Television SA	1,425	9,361
APN News & Media Limited	45,589	12,206
Arbitron Incorporated	51,600	2,420,556
Arnoldo Mondadori Editore SpA †	1,753	2,184
Asatsu-DK Incorporated	5,100	112,650
Astral Media Incorporated	4,949	231,996
Avex Group Holdings Incorporated	7,200	220,505
Axel Springer AG	4,131	180,310
BEC World PCL	121,700	255,258

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
British Sky Broadcasting plc	92,582	$1,094,643
Cablevision Systems Corporation New York Group Class A	155,600	2,352,672
Carsales.com Limited	34,330	300,010
Charter Communication Incorporated †	52,143	5,835,845
Cheil Worldwide Incorporated †	21,540	503,508
Cineplex Incorporated «	8,140	268,912
CJ E&M Corporation †	6,785	207,822
Cogeco Cable Incorporated	1,258	54,700
Comcast Corporation Class A	319,600	12,831,940
Corus Entertainment Incorporated Class B «	12,391	286,962
CyberAgent Incorporated «	91	177,223
Cyfrowy Polsat SA †	44,163	243,575
Daiichikosho Company Limited	8,500	217,545
Daily Mail & General Trust plc	23,399	270,641
Dentsu Incorporated	40,100	1,212,746
DIRECTV Group Incorporated †	143,511	8,772,827
Discovery Communications Incorporated Class A †	60,402	4,763,302
Discovery Communications Incorporated Class C †	3,073	215,018
DISH Network Corporation	24,400	940,376
Eniro AB †	5,208	15,206
eSun Holdings Limited †	3,000	470
Eutelsat Communications SA	13,912	431,846
Fairfax Media Limited «	382,378	224,047
Fuji Television Network Incorporated	89	163,357
Gannett Company Incorporated «	162,518	3,494,137
Gestevision Telecinco SA †	15,943	123,145
GFK SE	2,287	110,162
Grupo Televisa SA	454,502	2,375,970
Hakuhodo DY Holdings Incorporated	5,620	370,896
Havas SA	33,703	214,612
HIBU plc †	98,003	521
Informa plc	60,450	462,876
Interpublic Group of Companies Incorporated	305,183	4,339,702
Ipsos	1,688	60,894
ITV plc	319,668	633,043
JC Decaux SA	5,375	139,907
Kabel Deutschland Holding AG	8,320	783,400
Kadokawa Group Holdings Incorporated «	4,200	122,925
Lagardere SCA	10,820	278,313
Lamar Advertising Company Class A †	109,938	5,137,403
Liberty Global Incorporated Class A «†	59,648	4,396,058
Liberty Media Corporation †	88,827	11,090,939
Live Nation Incorporated †	309,855	4,217,127
M3 Incorporated	117	251,753
M6 Metropole Television	5,835	89,909
Madison Square Garden Incorporated Class A †	123,400	7,222,602
Mediaset SpA	67,736	210,286
Meredith Corporation «	82,700	3,389,046
Modern Times Group B Shares	4,115	164,784
Morningstar Incorporated	17,804	1,224,559
Naspers Limited	92,647	6,820,663
New York Times Company Class A †	279,368	2,952,920
News Corporation Class A	242,504	7,786,803
Nippon Television Network Corporation	10,000	152,179
Omnicom Group Incorporated «	31,200	1,938,456
PagesJaunes SA «†	5,117	12,196
Pearson plc	78,175	1,452,990
PT Bhakti Investama Tbk	5,200,153	285,894
PT Media Nusantara Citra Tbk	1,052,000	357,746
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	34,360
Publicis Groupe «	15,969	1,142,587
Quebecor Incorporated	3,441	153,571
REA Group Limited	14,191	394,008
Reed Elsevier NV-Netherlands «	64,935	1,064,102
Reed Elsevier plc-United Kingdom	118,539	1,325,636

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Media (continued)
Regal Entertainment Group Class A «	180,493	$3,194,726
Rightmove plc	11,307	350,133
RTL Group	1,962	153,007
Sanoma Oyj	9,062	75,249
Schibsted ASA	8,244	347,122
Scripps Networks Interactive Incorporated	69,664	4,692,567
Seat Pagine Gialle SpA †	259	1
SES SA	43,074	1,272,502
Shaw Communications Incorporated Class B «	37,500	835,905
Shochiku Company Limited	26,000	239,866
Singapore Press Holdings Limited	289,000	975,004
Sirius XM Radio Incorporated	793,500	2,761,380
Sky Deutschland AG †	48,593	323,438
SKY Network Television Limited	62,990	292,869
Sky Perfect JSAT Holdings Incorporated	468	201,584
Societe Television Francaise 1 SA	10,997	124,609
Star Publications Limited	33,600	28,337
Starz Liberty Capital	80,340	1,854,247
Sun TV Network Limited	19,075	140,439
Technicolor †	23,402	99,321
Television Broadcasts Limited	55,000	399,368
Ten Network Holdings Limited †	257,639	71,506
Thomson Corporation «	34,752	1,156,445
Time Warner Incorporated	113,379	6,617,932
Toei Company Limited	16,000	92,275
Toho Company Limited Tokyo	28,300	495,517
Tokyo Broadcasting System Incorporated	5,700	71,449
Torstar Corporation	11,855	70,667
TV Asahi Corporation	3,800	70,028
TVN SA	35,817	112,019
United Business Media Limited	19,504	214,365
Viacom Incorporated Class B	54,863	3,614,923
Virgin Media Incorporated	23,992	1,190,805
Vodone Limited	587,400	45,803
Walt Disney Company	216,608	13,663,633
West Australian Newspapers Holding Limited	144,989	303,119
Wolters Kluwer NV	33,251	727,096
WPP plc	120,952	2,059,092
Yellow Media Limited †	225	2,452
Zee Entertainment Enterprises Limited	102,539	409,533
Zenrin Company Limited	5,000	54,874
		178,923,792

Multiline Retail : 0.55%
Aeon Company Bhd	41,400	240,465
Big Lots Incorporated «†	115,437	3,930,630
Canadian Tire Corporation Limited «	7,500	602,604
David Jones Limited «	84,095	201,755
Debenhams plc	147,783	209,833
Dillard’s Incorporated Class A	61,900	5,711,513
Dollar General Corporation †	75,400	3,981,120
Dollar Tree Incorporated †	180,984	8,694,471
Dollarama Incorporated	6,458	453,041
Don Quijote Company Limited	10,200	459,677
El Puerto De Liverpool SAB de CV	42,300	499,824
Far Eastern Department Stores Company Limited	176,647	166,485
Fuji Company Limited	5,100	86,099
Golden Eagle Retail Group Limited	128,000	203,347
H2O Retailing Corporation	28,000	242,386
Harvey Norman Holdings Limited	97,512	232,308
Hyundai Department Store Company Limited	3,673	508,100
Intime Department Store Group Company Limited	238,500	247,320
Isetan Mitsukoshi Holdings Limited	75,900	940,664
Izumi Company Limited	13,100	313,791

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Multiline Retail (continued)
J.Front Retailing Company Limited	94,800	$650,747
Kintetsu Corporation †	27,000	79,028
Kohl’s Corporation «	25,400	1,305,814
Lifestyle International Holdings Limited	119,500	264,949
Lotte Shopping Company Limited	2,916	939,863
Macy’s Incorporated	47,412	2,291,896
Marks & Spencer Group plc	149,257	1,056,285
Marui Company Limited	48,100	445,720
Matsuya Company Limited †	9,600	125,469
Metro Holdings Limited	163,200	122,610
Myer Holdings Limited	106,299	247,382
New World Department Store China Limited	150,000	82,897
Next plc	15,421	1,078,421
Pantaloon Retail India Limited	16,821	40,441
Parco Company Limited	6,400	62,446
Parkson Holdings Bhd	118,700	146,316
Parkson Retail Group Limited	251,000	114,423
PCD Stores Limited	556,000	83,261
Pinault-Printempts-Redoute SA	7,111	1,545,267
Robinson Department Store PCL	106,500	269,108
Ryohin Keikaku Company Limited	4,800	358,106
SACI Falabella	208,125	2,332,113
Saks Incorporated †	232,692	3,450,822
Sears Canada Incorporated	655	5,718
Sears Holdings Corporation «	29,801	1,455,183
Shinsegae Company Limited	1,463	280,299
Stockmann Oyj ABP	1,375	20,739
Takashimaya Company Limited	60,000	557,220
The Daiei Incorporated †	2,400	7,434
Warehouse Group Limited	10,254	31,377
Woolworths Holdings Limited	144,711	1,040,478
		48,417,265

Specialty Retail : 2.12%
ABC-Mart Incorporated	4,200	151,913
Advance Auto Parts Incorporated	58,796	4,793,050
Aeropostale Incorporated †	171,800	2,509,998
Alpen Company Limited	2,900	56,001
American Eagle Outfitters Incorporated	130,202	2,576,698
AOKI Holdings Incorporated	3,300	96,101
Aoyama Trading Company Limited	10,700	295,838
AT Group Company Limited	5,000	85,212
Autobacs Seven Company Limited	16,500	253,598
AutoNation Incorporated «†	30,700	1,422,331
AutoZone Incorporated †	9,000	3,679,470
Bed Bath & Beyond Incorporated †	55,800	3,808,350
Belle International Holdings Limited	999,000	1,525,658
Best Buy Company Incorporated	188,900	5,204,195
Best Denki Company Limited †	8,000	13,151
BIC Camera Incorporated «	221	89,510
Cabela’s Incorporated «†	37,200	2,494,632
Carpetright plc †	2,534	23,328
Carphone Warehouse Group plc	20,849	78,561
Chico’s FAS Incorporated	364,195	6,577,362
Children’s Place Retail Stores Incorporated †	47,298	2,522,402
Chiyoda Company Limited	8,400	210,282
Chow Sang Sang Holdings International Limited	81,000	198,490
Chow Tai Fook Jewellery Company Limited	230,800	285,225
CST Brands Incorporated †	7,439	226,071
DCM Japan Holdings Company Limited	27,000	204,899
Dick’s Sporting Goods Incorporated	78,607	4,114,290
Dickson Concepts International Limited	36,000	20,444
DSG International plc †	298,153	185,812
DSW Incorporated Class A	64,100	4,742,759

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Dufry Group REG †	2,183	$297,213
Edion Corporation	14,400	70,309
Esprit Holdings Limited	355,658	541,255
Express Incorporated †	199,100	4,340,380
Fast Retailing Company Limited	11,700	3,935,382
Fielmann AG	776	81,115
Foot Locker Incorporated	106,635	3,659,713
Foschini Limited	43,808	458,107
Fourlis Holdings SA †	1,820	5,941
Gamestop Corporation Class A «	88,200	2,924,712
Genesco Incorporated †	47,700	3,223,566
GEO Company Limited	102	96,389
Giordano International Limited	338,000	319,494
GNC Holdings Incorporated Class A «	59,500	2,679,285
GOME Electrical Appliances Holding Limited †	2,195,000	224,679
Group 1 Automotive Incorporated «	42,700	2,713,585
Grupo Elektra SA de CV	7,469	277,478
Guess? Incorporated «	45,800	1,455,524
Gulliver International Company Limited	5,600	35,000
Halfords Group	10,381	51,048
Hennes & Mauritz AB	89,703	3,068,906
Hikari Tsushin Incorporated	5,300	292,368
HMV Group plc †(a)	6,422	0
Home Depot Incorporated	181,230	14,255,552
Hotai Motor Company Limited	85,000	978,771
Industria de Diseno Textil SA	21,337	2,641,313
IT City Public Company Limited	172,900	22,501
JB Hi-Fi Limited «	17,769	254,348
Joshin Denki Company Limited	10,000	77,077
Jumbo SA	8,759	87,587
K’s Holdings Corporation	9,400	260,054
Keiyo Company Limited	9,500	45,389
Kesa Electricals plc	21,336	23,098
Kingfisher plc	235,574	1,227,300
KOHNAN SHOJI Company Limited	4,900	57,227
Komeri Company Limited	6,500	167,761
Lowe’s Companies Incorporated	134,700	5,672,217
Luk Fook Holdings International Limited	65,000	168,972
Mr Price Group Limited	44,003	558,382
Nafco Company Limited	1,400	26,469
Nishimatsuya Chain Company Limited	8,400	82,113
Nitori Company Limited	8,350	657,060
O’Reilly Automotive Incorporated †	88,606	9,650,079
OSIM International Limited	55,515	88,423
Paris Miki Incorporated	3,500	17,984
PetSmart Incorporated	84,700	5,717,250
Point Incorporated	3,600	160,097
Pou Sheng International Holdings Limited †	282,000	13,908
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	3,772
Premier Investments Limited	16,893	111,727
Reitman’s Canada Limited Class A	2,386	21,058
Rent-A-Center Incorporated «	127,782	4,674,266
Right On Company Limited	1,000	8,702
RONA Incorporated	10,259	103,505
Ross Stores Incorporated	54,898	3,529,941
Sa Sa International Holdings Limited	182,000	202,714
Sally Beauty Holdings Incorporated †	124,500	3,810,945
Sanrio Company Limited	11,000	525,192
Shimachu Company Limited	9,900	246,013
Shimanura Company Limited	4,400	505,476
Signet Jewelers Limited-United Kingdom Exchange	1,261	86,364
Staples Incorporated «	482,600	7,239,000
Super Cheap Auto Group Limited	25,109	263,833
The Buckle Incorporated «	53,900	2,882,572
The Men’s Wearhouse Incorporated	105,042	3,802,520

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Tiffany & Company	94,900	$7,381,322
TJX Companies Incorporated	182,600	9,241,386
Tractor Supply Company	55,575	6,223,289
Trinity Limited	202,000	83,108
Truworths International Limited	104,568	904,140
Ulta Salon Cosmetics & Fragrance Incorporated «†	47,500	4,311,100
United Arrows Limited	4,100	150,793
Urban Outfitters Incorporated †	86,313	3,619,104
USS Company Limited	5,220	605,258
Valora Holding AG	366	71,229
Vitamin Shoppe Incorporated «†	59,700	2,611,278
WH Smith plc	12,180	139,240
Xebio Company Limited	4,100	79,818
Yamada Denki Company Limited «	18,300	690,286
Zhongsheng Group Holdings Limited	140,000	175,611
		186,412,574

Textiles, Apparel & Luxury Goods : 1.15%
Adidas-Salomon AG	19,806	2,153,396
ANTA Sports Products Limited «	127,000	117,503
ASICS Corporation	43,800	676,068
Atsugi Company Limited	31,000	34,044
Billabong International Limited «†(a)	56,684	24,684
Bosideng International Holdings Limited	500,000	133,232
Burberry Group plc	41,524	908,157
Carter’s Incorporated	102,900	7,416,003
China Dongxiang Group Company	272,000	51,202
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	879,791
Compagnie Financiere Richemont SA	49,685	4,393,205
Daidoh Limited	1,200	7,471
Daiwabo Company Limited	29,000	48,475
Deckers Outdoor Corporation «†	69,298	3,719,917
Descente Limited	9,000	61,557
Eclat Textile Company Limited	39,000	279,392
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	194,617
Fossil Incorporated †	42,549	4,518,704
Geox SpA	950	2,568
Gildan Activewear Incorporated «	10,931	452,317
Gunze Limited	36,000	86,726
Hanesbrands Incorporated	198,200	9,882,252
Hermes International	1,479	526,686
Hugo Boss AG	2,130	237,164
Iconix Brand Group Incorporated «†	142,500	4,287,825
Jaybharat Textiles & Real Estate Limited †	15,488	20,181
Kurabo Industries Limited	43,000	77,243
Li Ning Company Limited «†	79,500	54,041
LPP SA	207	423,566
lululemon athletica incorporated †	9,595	748,072
Luxottica Group SpA	12,870	666,211
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,609,694
Michael Kors Holdings Limited †	139,369	8,755,161
Ng2 SA	3,479	83,131
Nike Incorporated Class B	181,700	11,203,622
Nisshinbo Industries Incorporated	31,000	224,613
Onward Kashiyama Company Limited	27,000	236,365
Pandora AS	4,743	165,382
Peak Sport Products Limited	198,000	35,772
Peter England Fashions And Retail Limited †(a)	3,364	5,141
Ports Design Limited	33,000	27,122
Pou Chen Corporation	584,600	569,263
Prada SpA	47,800	458,132
Prime Success International Group Limited	130,000	117,162

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Puma AG Rudolf Dassler Sport	229	$66,176
PVH Corporation	62,265	7,172,305
Ralph Lauren Corporation	14,913	2,611,117
Ruentex Industries Limited	140,549	325,943
Sanyo Shokai Limited	23,000	60,968
Seiko Holdings Corporation Class C	23,000	93,426
Seiren Company Limited	20,900	132,451
Shenzhou International Group Holdings Limited	77,000	261,607
Stella International	100,000	279,353
Steven Madden Limited †	80,500	3,904,250
Swatch Group AG /The Bearer Shares	2,953	1,683,033
Swatch Group AG /The Regular Shares	4,901	483,085
Tainan Spinning Company Limited	342,495	164,617
Texwinca Holdings Limited	100,000	106,080
The Japan Wool Textile Company Limited	13,000	93,779
Titan Industries Limited	44,383	230,197
Tod’s SpA	810	115,630
TSI Holdings Company Limited	20,900	134,116
Under Armour Incorporated Class A «†	61,796	3,831,352
Unitika Limited †	168,000	95,363
VF Corporation	21,729	3,995,094
Wacoal Corporation	26,000	262,992
Wolverine World Wide Incorporated «	100,940	5,284,209
Xtep International Holdings Limited	154,500	67,297
Yue Yuen Industrial Holdings Limited	151,500	441,433
		101,468,703

Consumer Staples : 6.93%
Beverages : 1.42%
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	599,969
Anheuser-Busch InBev NV	76,276	7,023,895
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,415,436
Asahi Breweries Limited	92,000	2,205,901
Beam Incorporated	126,711	8,215,941
Britvic plc	18,843	150,752
Brown-Forman Corporation Class A	19,584	1,386,156
Brown-Forman Corporation Class B «	118,921	8,184,143
C&C Group plc	39,321	234,355
Carlsberg A/S	10,130	962,022
Carlsberg Brewery Malaysia Bhd	27,300	150,287
Coca-Cola Amatil Limited	102,864	1,264,389
Coca-Cola Central Japan Company Limited «	4,200	63,037
Coca-Cola Company	459,266	18,366,047
Coca-Cola Enterprises Incorporated	191,100	7,101,276
Coca-Cola Femsa SA	73,900	1,081,413
Coca-Cola HBC AG-Athens Exchange †	14,909	406,744
Coca-Cola HBC AG-London Exchange †	2,609	73,257
Coca-Cola Icecek Uretim AS	15,881	485,547
Coca-Cola West Japan Company Limited	14,900	265,067
Companhia de Bebidas Das Americas	36,342	1,392,222
Compania Cervecerias Unidas SA	22,491	302,962
Cott Corporation	9,100	74,520
Davide Campari-Milano SpA	22,742	168,655
Diageo plc	238,300	7,039,351
Dr Pepper Snapple Group Incorporated	145,740	6,701,125
Fomento Economico Mexicano Sab de CV	422,700	4,598,071
Fraser & Neave Holdings	12,000	70,165
Grupo Modelo SA de CV	143,600	1,296,960
Guinness Anchor Bhd	33,500	232,630
Heineken Holding NV	9,870	582,415
Heineken NV	20,410	1,419,897
Hey Song Corporation	99,000	133,426

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Beverages (continued)
Hite Jinro Company Limited	6,516	$182,649
ITO EN Limited	11,400	251,850
Kirin Brewery Company Limited	184,000	2,997,198
Lotte Chilsung Beverage Company Limited	132	176,069
Mikuni Coca-Cola Bottling Company Limited	5,200	61,685
Molson Coors Brewing Company	114,372	5,651,121
Monster Beverage Corporation †	113,032	6,170,417
PepsiCo Incorporated	186,763	15,084,848
Pernod-Ricard SA	18,977	2,279,192
Remy Cointreau SA	1,980	229,505
SABMiller plc	90,064	4,531,048
Sapporo Holdings Limited	76,000	272,598
Takara Holdings Incorporated	39,000	385,242
Thai Beverage PCL	2,160,000	1,118,499
Treasury Wine Estates Limited	132,371	765,558
Tsingtao Brewery Company Limited	60,000	417,140
United Spirits Limited	16,075	687,140
Yomeishu Seizo Company Limited	4,000	32,548
		124,942,340

Food & Staples Retailing : 1.55%
Aeon Company Limited	143,400	1,673,706
Ain Pharmaciez Incorporated	4,400	172,356
Alimentation Couche Tard Incorporated	13,243	740,867
ARCS Company Limited	9,300	163,841
Axfood AB	1,584	66,678
Big C Supercenter PCL	65,400	448,948
Big C Supercenter PCL ADR	109,000	752,469
Bim Birlesik Magazalar AS	23,369	1,103,110
Booker Group plc	194,495	372,260
C.P. Seven Eleven PCL	830,800	1,179,997
Carrefour SA	59,202	1,733,285
Casey’s General Stores Incorporated «	76,410	4,642,672
Casino Guichard Perrachon SA	5,420	566,960
Cawachi Limited	2,100	43,729
Cencosud SA	244,002	1,290,859
China Resources Enterprise Limited	266,000	864,125
Colruyt SA	6,243	318,702
Cosmos Pharmaceutical Corporation	1,800	181,844
Costco Wholesale Corporation	109,127	11,967,958
CVS Caremark Corporation	149,600	8,613,968
Dairy Farm International Holdings Limited	52,200	668,160
Delhaize Group SA «	10,066	641,884
Distribuidora Internacional SA	61,010	478,157
E-MART Company Limited	4,485	784,800
Empire Company Limited	2,672	173,194
Eurocash SA	15,296	305,269
FamilyMart Company Limited	12,400	502,653
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	442,281
GrainCorp Limited	43,413	524,902
Harris Teeter Supermarkets Incorporated	98,321	4,621,087
Heiwado Company Limited	8,100	124,079
Inageya Company Limited	5,500	52,979
Izumiya Company Limited	15,000	65,105
J Sainsbury plc	119,290	676,770
Jeronimo Martins SA	20,490	437,162
Kasumi Company Limited	10,000	61,697
Kato Sangyo Company Limited	5,600	104,723
Kesko Oyj	7,559	229,029
Kesko Oyj A Shares	1,500	47,705
Koninklijke Ahold NV	100,511	1,629,681
Kroger Company	62,200	2,094,274
Lawson Incorporated	13,100	952,973

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
Life Corporation	4,000	$50,486
Loblaw Companies Limited «	10,500	503,352
Magnit OJSC-Sponsored GDR	55,231	2,992,261
Massmart Holdings Limited	23,414	456,229
Matsumotokiyoshi Holdings Company Limited	6,900	172,863
Metcash Limited	157,905	581,698
Metro AG	12,722	431,336
Metro Incorporated	9,679	648,005
Ministop Company Limited	2,800	45,019
OKUWA Company Limited	6,000	59,549
Olam International Limited	271,718	375,275
Pick’n Pay Stores Limited	59,313	240,507
President Chain Store Corporation	126,032	776,476
Rallye SA	2,005	78,749
Rite Aid Corporation †	1,567,380	4,608,097
Ryoshoku Limited	4,200	103,412
Safeway Incorporated	171,316	3,941,981
Seven & I Holdings Company Limited	151,780	5,155,518
Shoppers Drug Mart Corporation	20,100	877,866
Shoprite Holdings Limited	81,698	1,426,722
Siam Makro plc	12,000	307,581
Sligro Food Group NV	1,429	48,057
SPAR Group Limited	29,921	360,023
Sugi Pharmacy Company Limited	8,400	280,954
Sun Art Retail Group Limited	470,000	665,116
Sundrug Company Limited	6,600	251,544
Super-Sol Limited	1,882	6,873
Sysco Corporation «	69,948	2,364,242
Tesco plc	770,024	4,263,919
The Fresh Market Incorporated «†	33,614	1,665,238
The Jean Coutu Group PJC Incorporated	9,211	150,770
The Maruetsu Incorporated	2,000	6,114
Tsuruha Holdings Incorporated	3,300	265,689
United Natural Foods Incorporated †	98,079	5,190,341
UNY Company Limited	43,900	289,195
Valor Company Limited	9,100	163,066
Wal-Mart de Mexico SAB de CV	1,223,310	3,609,163
Wal-Mart Stores Incorporated	202,543	15,158,318
Walgreen Company	104,100	4,971,816
Welcia Holdings Company	1,800	78,136
Wesfarmers Limited	216,640	8,094,324
Whole Foods Market Incorporated	85,042	4,410,278
William Morrison Supermarkets plc	218,799	908,875
Woolworths Limited	230,279	7,240,482
Yaoko Company Limited	2,300	83,621
Yokohama Reito Company	7,100	55,827
		136,931,861

Food Products : 2.08%
Ajinomoto Company Incorporated	130,000	1,789,807
Alicorp SA	148,947	503,819
Archer Daniels Midland Company	78,700	2,536,501
Ariake Japan Company Limited	5,600	120,399
Aryzta AG	9,603	550,896
Asia Food & Properties Limited	85,000	56,490
Asiatic Development Bhd	46,000	133,560
Associated British Foods plc	34,117	934,914
Australian Agricultural Company Limited †	33,938	36,378
Barry Callebaut AG	233	216,809
BRF Brasil Foods SA	152,000	3,542,740
Bunge Limited	104,645	7,283,292
CALBEE Incorporated	3,400	328,062
Campbell Soup Company «	128,400	5,496,804
Chaoda Modern Agriculture Limited †(a)	277,776	0

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
Charoen Pokphand Food Foreign	445,500	$426,738
China Agri-Industries Holdings Limited	401,700	197,034
China Fishery Group Limited	36,922	11,365
China Green Holdings Limited †	48,000	4,644
China Huiyuan Juice Group †	21,500	8,774
China Mengniu Dairy Company	323,000	1,125,798
CJ Cheiljedang Corporation	1,850	482,852
ConAgra Foods Incorporated	301,414	10,154,638
CSM NV	8,986	188,255
D.E Master Blenders 1753 NV †	55,441	872,279
Dairy Crest Group plc	6,886	50,576
Danone SA	57,912	4,275,951
Dydo Drinco Incorporated	1,900	78,179
East Asiatic Company Limited AS †	250	4,184
Ebro Puleva SA	6,042	118,191
Ezaki Glico Company Limited	29,000	273,030
Felda Global Ventures Holdings Bhd	469,000	668,458
Flowers Foods Incorporated	256,300	8,552,731
Fresh del Monte Produce Incorporated «	87,950	2,354,422
Fuji Oil Company Limited	13,300	202,988
Fujicco Company Limited	4,000	44,436
Fujiya Company limited	22,000	42,582
Futuris Corporation Limited †	36,531	3,453
General Mills Incorporated	78,100	3,676,948
Global Bio-Chem Technology Group Company Limited	179,200	16,561
Golden Agri-Resources Limited	1,248,045	566,655
Goodman Fielder Limited †	268,842	182,597
Green Mountain Coffee Roasters Incorporated «†	98,692	7,217,346
Greggs plc	7,664	47,417
Grupo Bimbo Sab de CV	544,700	1,615,568
H.J. Heinz Company	38,300	2,771,388
Hain Celestial Group Incorporated «†	93,333	6,217,844
Hokuto Corporation	5,200	92,749
House Foods Corporation	16,400	254,226
Indofood Agri Resources Limited	39,000	30,929
Indofood CBP Sukses Makmur Tbk	384,000	512,745
Ingredion Incorporated	55,236	3,762,676
IOI Corporation Bhd	654,346	1,080,586
Itoham Foods Incorporated	35,000	152,442
J-Oil Mills Incorporated	19,000	55,236
JBS SA	181,023	591,634
Kagome Company Limited	16,000	269,441
KAMEDA SEIKA Company Limited	2,900	86,095
Kellogg Company	29,800	1,849,090
Kerry Group plc Class A-Dublin Exchange	15,076	856,303
Khon Kaen Sugar Industry PCL	23,320	9,782
Kikkoman Corporation	40,000	652,306
Kraft Foods Group Incorporated	71,529	3,943,394
Kuala Lumpur Kepong Bhd	99,100	676,975
Kulim (Malaysia) Bhd	101,600	116,058
Lancaster Colony Corporation	38,069	3,139,550
Lindt & Spruengli AG	10	425,802
Lindt & Spruengli AG—Participation Certificate	96	354,920
Lotte Confectionery Company Limited	228	352,208
Maple Leaf Foods Incorporated	14,491	171,921
Marine Harvest ASA «	252,949	262,845
Marudai Food Company Limited	35,000	104,347
Maruha Nichiro Holdings Incorporated	87,000	157,323
McCormick & Company Incorporated «	104,100	7,191,228
Mead Johnson Nutrition Company	50,020	4,055,121
Megmilk Snow Brand Company Limited	9,100	130,933
Meiji Holdings Company Limited	14,200	623,223
Meito Sangyo Company Limited	3,200	31,541
Mitsui Sugar Company Limited	17,000	50,311
Mondelez International Incorporated Class A	215,535	6,349,661

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Food Products (continued)
Morinaga & Company Limited	51,000	$101,370
Morinaga Milk Industry Company Limited	43,000	122,272
Nakamuraya Company Limited	11,000	43,909
Nestle India Limited	4,820	452,454
Nestle Malaysia Bhd	10,000	210,661
Nestle SA	308,811	20,457,057
Nestle SA ADR	15	995
Nichirei Corporation	52,000	257,211
Nippon Beet Sugar Manufacturing Company Limited	24,000	41,361
Nippon Flour Mills Company Limited	38,000	180,297
Nippon Meat Packers Incorporated	39,000	548,099
Nippon Suisan Kaisha Limited †	41,400	79,771
Nisshin Seifun Group Incorporated	42,000	471,652
Nissin Food Products Company Limited	17,300	666,285
Nong Shim Company Limited	901	232,111
Nutreco NV	6,838	290,218
Orion Corporation	866	830,595
Osem Investment Limited	3,453	68,920
Peoples Food Holdings Limited	21,000	20,104
PP London Sumatra Indonesia Tbk	664,500	129,760
PPB Group Bhd	119,200	523,111
Premier Foods plc †	9,696	10,607
President Bakery PCL	30,500	51,379
PT Astra Agro Lestari Tbk	71,500	141,854
PT Charoen Pokphand Indonesia Tbk	1,636,000	825,474
PT Indofood Sukses Makmur Tbk	993,924	741,621
QP Corporation	24,000	337,933
Ridley Corporation Limited	11,389	8,774
Riken Vitamin Company Limited	2,000	46,289
Sakata Seed Corporation	5,700	74,093
Saputo Incorporated	12,604	616,128
Showa Sangyo Company Limited	27,000	77,115
Shree Renuka Sugars Limited †	50,603	18,978
Smithfield Foods Incorporated †	88,276	2,907,811
Standard Foods Corporation	57,040	183,897
Strauss Group Limited	1,291	20,795
Suedzucker AG	5,793	196,007
Synear Food Holdings Limited †	16,000	2,279
Tata Tea Limited	45,086	116,035
Tate & Lyle plc	44,144	545,708
Thai Union Frozen Products PCL	37,044	70,050
The Hershey Company	37,200	3,314,892
The Nisshin Oillio Group Limited	21,000	72,726
Tiger Brands Limited	43,269	1,325,329
Tingyi (Cayman Island) Holding Corporation	430,000	1,104,222
Toyo Suisan Kaisha Limited	20,000	643,880
TreeHouse Foods Incorporated «†	72,123	4,722,614
Tyson Foods Incorporated Class A	205,509	5,137,725
Uni-President China Holdings Limited	200,000	222,433
Uni-President Enterprises Corporation	939,853	1,850,656
Unilever NV	163,047	6,661,092
Unilever plc ADR	115,537	4,853,165
United Plantations Bhd	17,000	150,745
Universal Robina Corporation	238,100	706,921
Viscofan SA	4,011	198,209
Vitasoy International Holdings Limited	188,000	241,539
Want Want China Holdings Limited	1,535,000	2,257,525
Wei Chuan Food Corporation	140,000	244,875
Wilmar International Limited	474,930	1,218,175
Yakult Honsha Company Limited «	24,300	1,035,883
Yamazaki Baking Company Limited	34,000	393,262
		183,454,862

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Products : 0.83%
ALS Limited «	61,783	$587,937
Church & Dwight Company Incorporated	110,600	6,725,586
Clorox Company	103,900	8,632,012
Colgate-Palmolive Company	220,216	12,737,293
Henkel AG & Company KGaA	11,153	907,168
Hindustan Unilever Limited	232,126	2,434,888
Kimberly-Clark Corporation	47,416	4,591,291
Kimberly-Clark de Mexico SAB de CV	170,300	585,070
LG Household & Health Care Limited Class H	2,208	1,213,723
Lion Corporation	52,000	289,183
Pigeon Corporation	3,500	280,475
Procter & Gamble Company	327,282	25,122,166
PT Unilever Indonesia Tbk	256,000	797,090
PZ Cussons plc	28,166	160,258
Reckitt Benckiser Group plc	61,638	4,407,639
ST Corporation	700	6,990
Svenska Cellulosa AB Class A	7,500	186,215
Svenska Cellulosa AB Class B	56,712	1,409,269
Uni-Charm Corporation	28,200	1,576,993
		72,651,246

Personal Products : 0.37%
Aderans Company Limited	2,700	36,998
Amorepacific Corporation	663	539,368
Amorepacific Group	757	260,420
Atrium Innovations Incorporated †	734	10,082
Avon Products Incorporated	309,500	7,294,915
BaWang International Group Holding Limited †	82,000	4,510
Beiersdorf AG	10,132	913,774
Colgate-Palmolive Company India Limited	6,799	174,375
Dabur India Limited	131,061	362,776
Dr. Ci Labo Company Limited «	44	127,068
Emami Limited	6,659	89,726
Estee Lauder Companies Incorporated Class A	59,220	4,013,932
FANCL Corporation	7,300	80,316
Godrej Consumer Products Limited	26,964	412,993
Hengan International Group Company Limited	175,500	1,940,783
Kao Corporation	100,100	3,136,894
Kobayashi Pharmaceutical Company Limited	5,600	266,629
Kose Corporation	4,900	118,320
L’Oreal SA	23,650	3,986,708
Mandom Corporation	3,200	101,588
Marico Limited	70,088	292,897
Milbon Company Limited	1,700	55,761
Natura Cosmeticos SA	45,000	1,065,646
Noevir Holding Company	3,000	44,670
NU Skin Enterprises Incorporated Class A «	105,100	6,179,880
Oriflame Cosmetics SA	2,947	97,596
Pola Orbis Holdings Incorporated	6,900	217,725
Shiseido Company Limited	76,900	1,092,743
		32,919,093

Tobacco : 0.68%
Altria Group Incorporated	243,480	8,789,628
British American Tobacco Malaysia Bhd	28,400	583,301
British American Tobacco plc	186,238	10,233,532
Eastern Company	2,662	37,397
Imperial Tobacco Group plc	94,358	3,386,012
ITC Limited	422,661	2,541,418
Japan Tobacco Incorporated	209,900	7,143,526
KT&G Corporation	26,956	1,899,352
Philip Morris International Incorporated	197,450	17,950,180

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Tobacco (continued)
PT Gudang Garam Tbk	106,500	$579,683
Reynolds American Incorporated	38,462	1,850,407
Souza Cruz SA	85,600	1,161,823
Swedish Match AB	21,840	756,705
Universal Corporation «	53,800	3,154,294
		60,067,258

Energy : 7.26%
Energy Equipment & Services : 1.58%
Aban Offshore Limited	2,949	15,428
AKER ASA Class A	3,638	114,269
Aker Solutions ASA	17,388	256,226
AMEC plc	31,672	489,479
Atwood Oceanics Incorporated †	113,400	5,954,634
Baker Hughes Incorporated	53,900	2,451,372
Boart Longyear Group	89,116	57,221
Bourbon SA	4,026	115,589
Bumi Armada Bhd	170,300	218,714
BW Offshore Limited	23,262	30,763
Calfrac Well Services Limited	1,959	52,530
Cameron International Corporation †	61,238	3,727,557
Carbo Ceramics Incorporated «	39,100	2,576,690
CGG SP ADR	689	17,108
China Oilfield Services Limited Class H	328,000	688,786
Compagnie Generale de Geophysique Veritas †	16,437	404,257
Core Laboratories NV «	36,784	5,067,364
Dresser-Rand Group Incorporated †	59,641	3,614,245
Dril-Quip Incorporated †	72,410	6,549,485
Enerflex Limited	4,043	51,866
Ensco plc Class A	57,607	3,466,213
Ensign Energy Services Incorporated	11,978	196,061
Exterran Holdings Incorporated †	129,400	3,742,248
Ezra Holdings Limited	125,000	95,715
FMC Technologies Incorporated †	189,304	10,536,661
Fred Olsen Energy ASA «	4,001	167,969
Fugro NV	6,793	403,831
Halliburton Company	1	42
Helix Energy Solutions Group Incorporated †	216,195	5,158,413
Helmerich & Payne Incorporated	77,100	4,760,154
John Wood Group plc	30,475	391,369
Key Energy Services Incorporated †	346,773	2,247,089
KNM Group Bhd †	133,912	24,175
Kvaerner ASA	10,061	18,969
Lufkin Industries Incorporated	67,000	5,913,420
McDermott International Incorporated †	166,800	1,592,940
Modec Incorporated	3,100	94,823
Mullen Group Limited	6,400	132,722
Nabors Industries Limited	211,900	3,392,519
National Oilwell Varco Incorporated	105,000	7,381,500
Oceaneering International Incorporated	85,068	6,165,729
Oil States International Incorporated †	40,000	3,940,000
Pason Systems Incorporated	10,745	183,445
Patterson-UTI Energy Incorporated «	105,679	2,220,316
Petrofac Limited	25,283	513,902
Petroleum Geo-Services ASA	19,980	296,724
Precision Drilling Corporation	20,412	175,424
Prosafe ASA	26,130	244,026
Saipem SpA	23,203	618,743
Sapurakencana Petroleum Bhd	458,022	664,833
Savanna Energy Services Corporation «	11,539	80,025
SBM Offshore NV †	17,972	328,878
Schlumberger Limited	331,305	24,195,204
Schoeller-Bleckmann Oilfield Equipment AG	1,839	188,650

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Seadrill Limited	33,756	$1,365,250
Shawcor Limited Class A	4,528	181,906
Shinko Plantech Company Limited	7,600	54,906
Subsea 7 SA	26,952	593,658
Technip SA	10,276	1,142,317
Tecnicas Reunidas SA	2,168	104,674
Tenaris SA	45,222	950,340
TGS Nopec Geophysical Company ASA	10,707	373,746
Tidewater Incorporated «	35,240	1,941,372
TMK GDR Register Shares	4,505	49,375
Toyo Kanetsu K. K.	23,000	68,783
Trican Well Service Limited	16,245	227,673
Trinidad Drilling Limited	7,400	52,319
Unit Corporation «†	31,100	1,404,787
Weatherford International Limited †	604,939	8,160,627
WorleyParsons Limited	36,573	715,298
		139,373,346

Oil, Gas & Consumable Fuels : 5.68%
Advantage Oil & Gas Limited †	8,522	36,990
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	198,812
Alliance Oil Company Limited †	11,923	84,008
Altagas Limited	11,048	411,017
Anadarko Petroleum Corporation	125,300	10,959,991
AOC Holdings Incorporated	9,300	29,683
Apache Corporation	47,400	3,892,962
Aquila Resources Limited †	23,944	48,802
ARC Resources Limited «	29,540	817,746
Arch Coal Incorporated «	478,500	2,469,060
Asian Insulators PCL	395,800	244,474
Athabasca Oil Corporation †	28,194	199,608
Aurora Oil & Gas Limited †	85,102	251,501
Australian Worldwide Exploration Limited †	77,909	96,884
Bankers Petroleum Limited †	23,555	67,024
Banpu PCL	14,200	140,241
Bayan Resources Group	170,500	132,292
Baytex Energy Corporation «	11,349	430,862
Beach Petroleum Limited	237,381	272,134
Berry Petroleum Company Class A	89,500	3,876,245
BG Group plc	325,321	5,937,110
Bharat Petroleum Corporation Limited	36,149	241,173
Birchcliff Energy Limited †	4,522	39,037
Blackpearl Resources Incorporated †	33,021	67,842
Bonavista Energy Corporation	16,745	263,430
BP plc	1,823,003	13,029,371
Brightoil Petroleum Holdings Limited †	514,000	98,182
Cabot Oil & Gas Corporation	167,062	11,754,482
Cairn Energy plc †	48,348	199,193
Caltex Australia Limited	22,940	489,289
Cameco Corporation	37,200	808,766
Canadian Natural Resources Limited «	103,154	3,074,472
Canadian Oil Sands Limited	45,830	887,203
Cenovus Energy Incorporated	72,271	2,163,773
Cheniere Energy Incorporated †	191,300	5,614,655
Chesapeake Energy Corporation «	70,132	1,531,683
Chevron Corporation	232,823	28,579,023
China Coal Energy Company	929,962	601,997
China Petroleum & Chemical Corporation	4,412,000	4,499,550
China Shenhua Energy Company Limited	764,000	2,482,557
Cimarex Energy Company	63,200	4,432,848
CNOOC Limited	3,614,000	6,330,737
CNPC (Hong Kong) Limited	748,000	1,427,545
Coal India Limited	146,299	839,614

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Coal of Africa Limited †(a)	38,864	$6,544
Cobalt International Energy Incorporated «†	141,100	3,660,134
Concho Resources Incorporated †	83,328	6,971,220
Connacher Oil & Gas Limited †	22,597	1,635
ConocoPhillips Company	147,767	9,064,028
Continental Resources Incorporated «†	14,134	1,146,691
Corridor Resources Incorporated †	1,363	973
Cosan SA Industria Comercio Npv	23,400	516,771
Cosmo Oil Company Limited †	129,000	231,813
Crescent Point Energy Corporation «	36,103	1,307,265
Crew Energy Incorporated †	7,839	46,199
Dart Energy Limited †	34,277	1,256
Delek Group Limited	312	80,577
Denison Mines Corporation	51,265	65,766
DNO ASA †	102,500	183,247
Dragon Oil plc	21,264	201,204
Ecopetrol SA Sponsored ADR «	41,000	1,777,350
Empresas Copec SA	115,354	1,523,934
Enbridge Incorporated «	77,200	3,348,622
Encana Corporation «	70,534	1,345,027
Energen Corporation	51,026	2,765,099
Energy Resources of Australia Limited †	13,099	14,645
Enerplus Corporation «	20,247	315,789
ENI SpA	247,150	5,620,562
ENI SpA ADR	4,276	193,746
EnQuest plc—Sweden Exchange †	15,154	28,396
EnQuest plc—United Kingdom Exchange †	56,296	109,759
EOG Resources Incorporated	68,048	8,784,997
EQT Corporation	118,200	9,441,816
ERG SpA	2,269	22,938
Essar Energy plc †	28,005	61,952
Essar Oil Limited †	68,274	92,364
Esso Thailand PCL	26,300	7,688
Establissements Maurel et Prom	5,783	99,554
EXCO Resources Incorporated «	333,100	2,708,103
Exxaro Resources Limited	30,766	482,495
Exxon Mobil Corporation	535,131	48,413,302
Formosa Petrochemical Corporation	366,590	952,496
Frontline Limited †	6,300	11,209
Galp Energia SGPS SA	20,077	328,585
Gazprom ADR	1,264,951	9,433,172
Golar LNG Limited (a)	2,733	94,536
Goodrich Petroleum Corporation «†	3,776	47,427
Gran Tierra Energy Incorporated †	23,505	147,367
Grupa Lotos SA †	10,126	130,961
GS Holdings Corporation	10,834	524,421
Gulf Keystone Petroleum Limited «†	88,919	213,018
Gulfport Energy Corporation †	134,700	6,423,843
Hellenic Petroleum SA	2,590	25,584
Heritage Oil plc †	26,070	55,606
Hess Corporation	35,500	2,393,055
Hidili Industry International Development Limited	88,000	18,864
Hindustan Petroleum Corporation Limited	16,929	84,428
HollyFrontier Corporation	145,690	7,211,655
Hunting plc	13,249	173,084
Husky Energy Incorporated «	26,600	751,497
Idemitsu Kosan Company Limited	5,400	436,981
Imperial Oil Limited	23,700	925,597
Indian Oil Corporation Limited	127,246	643,946
Inpex Holdings Incorporated	515	2,192,352
IRPC PCL	974,221	119,063
Itochu Enex Company Limited	6,000	32,066
Ivanhoe Energy Incorporated †	2,988	3,689
Japan Petroleum Exploration Company	7,300	306,220
JX Holdings Incorporated	479,500	2,329,531

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Karoon Gas Australia Limited †	31,102	$167,027
Kelt Exploration Limited †	5,883	41,764
Keyera Corporation «	7,024	405,824
Kodiak Oil & Gas Corporation †	525,500	4,613,890
Lightstream Resources Limited	12,979	112,044
Linc Energy Limited †	27,942	40,769
Long Run Exploration Limited †	449	1,832
Lukoil ADR	110,894	6,489,011
Lundin Petroleum AB †	23,462	486,154
Mangalore Refinery & Petrochemicals Limited	21,310	16,112
Marathon Oil Corporation	84,561	2,908,053
Marathon Petroleum Corporation	39,963	3,296,948
Maurel & Prom Nigeria †	5,783	28,940
Meg Energy Corporation †	12,100	342,897
MOL Hungarian Oil & Gas plc	10,411	755,126
Mongolia Energy Company Limited †	277,000	10,635
Motor Oil (Hellas) Corinth Refineries SA	5,016	50,236
Murphy Oil Corporation	132,200	8,370,904
Neste Oil Oyj Limited	15,503	224,677
New Hope Corporation Limited	33,755	124,986
New Zealand Oil & Gas Limited	20,687	13,177
Niko Resource Limited	5,137	44,247
Nippon Gas Company Limited	8,800	93,683
Noble Energy Incorporated	88,594	5,107,444
Novatek Oao Sponsored GDR	27,002	2,995,481
NuVista Energy Limited †	3,905	30,886
Oasis Petroleum Incorporated «†	56,600	2,103,256
Occidental Petroleum Corporation	201,662	18,567,020
OGX Petroleo e Gas Participacoes SA †	286,600	184,662
Oil & Natural Gas Corporation Limited	461,642	2,673,754
Oil India Limited	23,455	245,577
Oil Refineries Limited †	37,539	16,724
Oil Search Limited	215,126	1,681,962
OMV AG «	14,891	686,904
Ophir Energy plc †	50,585	301,814
Origin Energy Limited	210,422	2,680,745
PA Resources AB †	284	1,051
Pacific Rubiales Energy Corporation	30,807	650,758
Paladin Energy Limited †	189,449	181,092
Paz Oil Company Limited †	173	26,736
Peabody Energy Corporation	196,100	3,857,287
Pembina Pipeline Corporation «	28,155	880,429
Pengrowth Energy Corporation «	42,515	216,932
Penn West Petroleum Limited «	42,170	431,157
Petrobank Energy and Resources Limited «	6,135	3,255
Petrobras Energia SA	3,538	14,930
PetroChina Company Limited	4,744,000	5,495,566
Petroleo Brasileiro SA	731,845	6,481,978
Petrominerales Limited «	3,768	22,243
Petronas Dagangan Bhd	54,000	435,624
Petronet LNG Limited	37,495	94,391
Peyto Exploration & Development Corporation «	13,213	393,937
Phillips 66	75,299	5,012,654
Pioneer Natural Resources Company	32,700	4,534,836
Polish Oil & Gas †	349,279	654,146
Polski Koncern Naftowy Orlen SA «†	69,716	1,113,621
Premier Oil plc	62,107	337,490
PT Adaro Energy Tbk	4,031,000	380,644
PT Bumi Resources Tbk	4,613,358	308,502
PT Harum Energy Tbk	262,000	104,492
PT Indika Energy Tbk	202,500	19,133
PT Indo Tambangraya Megah Tbk	86,500	264,104
PT Tambang Batubara Bukit Asam Tbk	159,500	198,182
PTT Exploration & Production PCL ADR	297,271	1,492,492
PTT PCL	66,500	712,765

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PTT PCL-Foreign Exchange	127,200	$1,369,685
QEP Resources Incorporated	130,100	3,689,636
Questerre Energy Corporation †(a)	8,414	6,581
Range Resources Corporation	129,545	9,739,193
Reliance Industries Limited	351,702	5,003,045
Reliance Industries Limited GDR 144A	2,006	57,512
Repsol YPF SA	82,221	1,870,862
Roc Oil Company Limited †	8,115	3,330
Rosetta Resources Incorporated †	119,800	5,613,828
Rosneft OJSC GDR	394,530	2,612,814
Royal Dutch Shell plc A Shares—Netherlands Exchange	93,237	3,113,392
Royal Dutch Shell plc A Shares—United Kingdom Exchange	264,790	8,812,440
Royal Dutch Shell plc B Shares	250,210	8,625,465
S-Oil Corporation	8,742	667,941
SandRidge Energy Incorporated «†	255,550	1,321,194
Santonia Energy Incorporated †	1,661	2,708
Santos Limited	175,054	2,162,072
Saras SpA †	12,269	18,150
Sasol Limited	114,548	5,108,685
Shell Refining Company Bhd (Malaysia)	14,200	39,040
Showa Shell Sekiyu KK	37,700	297,859
Silverwillow Energy Corporation †	1,901	880
Sinanen Company Limited	9,000	33,853
SK Energy Company Limited	11,364	1,473,549
SM Energy Company	52,100	3,159,344
SOCO International plc †	30,069	175,541
Southwestern Energy Company †	86,713	3,268,213
Spectra Energy Corporation	79,812	2,439,853
Spyglass Resources Corporation	2,042	4,451
Statoil ASA	99,008	2,235,557
Storm Resources Limited †	281	623
Suncor Energy Incorporated	144,787	4,392,140
Surgutneftegas SP ADR	206,170	1,540,544
Talisman Energy Incorporated	97,600	1,141,922
Tatneft Sponsored ADR	63,100	2,192,725
Teekay Corporation	74,446	2,876,593
Tesoro Corporation	100,600	6,201,990
Thai Oil PCL	104,800	221,543
The Great Eastern Shipping Company Limited	13,632	59,127
The Williams Companies Incorporated	81,400	2,863,652
Tonengeneral Sekiyu KK	53,000	520,685
Total SA	226,574	11,324,923
Tourmaline Oil Corporation †	13,078	532,329
TransCanada Corporation «	66,600	3,055,217
Transglobe Energy Corporation †	11,093	81,746
Tullow Oil plc	85,595	1,347,017
Tupras Turkiye Petrol Rafinerileri AS	26,905	717,449
Ultrapar Participacoes SA	93,400	2,354,842
United Energy Group Limited †	1,044,000	159,560
Uranium One Incorporated †	49,462	132,153
Valero Energy Corporation	66,951	2,720,219
Veresen Incorporated «	17,802	233,182
Vermilion Energy Incorporated «	9,494	478,386
Washington H. Soul Pattinson & Company Limited	25,619	351,393
Western Refining Incorporated	41,800	1,394,866
White Energy Company Limited «†	56,094	9,018
Whitehaven Coal Limited «	113,230	241,995
Woodside Petroleum Limited	118,676	4,044,931
World Fuel Services Corporation «	143,482	5,844,022
WPX Energy Incorporated †	140,912	2,713,965
Yanchang Petroleum International Limited †	280,000	15,613
Yanzhou Coal Mining Company Limited «	442,000	445,787
		500,080,004

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Financials : 21.04%
Capital Markets : 1.45%
3I Group plc	93,011	$477,839
Aberdeen Asset Management plc	107,379	754,637
Affiliated Managers Group Incorporated †	42,186	6,918,504
AGF Management Limited	6,067	66,654
Allied Properties (Hong Kong) Limited	297,208	46,888
Ameriprise Financial Incorporated	24,304	1,981,262
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	239,304
Asia Plus Securities PCL	636,000	110,289
Azimut Holding SpA	9,036	171,180
Bank of New York Mellon Corporation	141,256	4,246,155
BinckBank NV	15,559	142,755
BlackRock Incorporated	31,074	8,675,861
Brewin Dolphin Holding plc	23,817	88,405
Canaccord Financial Incorporated	5,064	30,577
Capital Securities Corporation	362,713	122,532
Charles Schwab Corporation «	131,800	2,617,548
China Everbright Limited	182,000	292,439
CI Financial Corporation «	14,903	433,829
CITIC Securities Company Limited	182,000	395,990
Close Brothers Group plc	13,950	209,221
Credit Suisse Group AG	112,667	3,330,019
Daewoo Securities Company Limited	41,552	402,399
Daiwa Securities Group Incorporated	336,000	2,748,400
Deutsche Boerse AG	18,044	1,163,254
Dundee Corporation Class A	3,983	90,321
E*TRADE Financial Corporation †	206,900	2,406,247
Eaton Vance Corporation «	87,300	3,623,823
EFG International «	1,432	17,719
Egyptian Financial Group-Hermes Holding †	44,708	56,015
Federated Investors Incorporated Class B «	68,114	1,884,714
Franklin Resources Incorporated	34,140	5,285,213
Fuhwa Financial Holdings Company Limited	2,267,763	1,244,521
GAM Holding AG	21,185	368,981
GCA Savvian Group Corporation	3,700	38,347
GMP Capital Incorporated	3,500	20,897
Goldman Sachs Group Incorporated	52,943	8,581,001
Greenhill & Company Incorporated «	52,424	2,611,239
Haitong Securities Company Limited †	317,600	475,276
Hargreaves Lansdown plc	24,237	353,169
Hellenic Exchanges SA Holding	2,480	18,317
Henderson Group plc	106,112	266,650
Hyundai Securities Company	21,587	147,122
ICAP plc	54,134	299,304
Ichiyoshi Securities Company Limited	7,400	91,603
IGM Financial Incorporated «	10,400	487,524
Intermediate Capital Group plc	41,679	293,936
Invesco Limited	318,062	10,731,412
Investec Limited	52,895	376,034
Investec plc	47,156	330,679
IOOF Holdings Limited	40,299	318,715
Iwai Securities Company Limited	1,000	13,045
JAFCO Company Limited	6,600	233,773
Janus Capital Group Incorporated «	429,596	3,767,557
Julius Baer Group Limited	19,658	776,367
Jupiter Fund Management plc	46,400	227,917
Kabu.com Securities Company Limited	9,400	55,386
KGI Securities (Thailand) PCL	848,000	106,438
Korea Investment Holdings Company Limited	9,034	355,415
Legg Mason Incorporated «	84,500	2,960,880
Macquarie Group Limited	62,620	2,553,426
Man Group plc	173,995	300,988
Marusan Securities Company Limited	10,500	71,838

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Masterlink Securities Corporation	131,000	$45,550
Matsui Securities Company Limited	20,600	205,481
Mediobanca SpA	44,444	292,377
Mirae Asset Securities Company Limited	5,554	230,373
Mito Securities Company Limited	3,000	13,345
MLP AG	1,057	7,240
Monex Beans Holdings Incorporated	391	144,459
Morgan Stanley	166,352	4,308,517
Natixis	85,430	402,771
Nomura Holdings Incorporated	696,400	5,280,419
Nomura Holdings Incorporated ADR «	30,500	236,070
Northern Trust Corporation	26,100	1,517,715
Okasan Holdings Incorporated	45,000	390,254
Partners Group Holding AG	1,488	378,288
Perpetual Trustees Australia Limited	6,997	287,533
Pioneers Holding †	11,002	5,986
Platinum Asset Management Limited	43,875	212,684
President Securities Corporation †	352,468	210,644
Rathbone Brothers	6,015	141,657
Ratos AB B Shares	21,869	188,724
Raymond James Financial Incorporated	80,707	3,548,687
Richemont SA †	1,457	28,993
Samsung Securities Company Limited	13,029	581,714
SBI Holdings Incorporated	42,516	529,144
Schroders plc	11,497	410,436
Schroders plc (Non-Voting)	4,395	121,896
SEI Investments Company	95,400	2,920,194
State Street Corporation	55,800	3,692,844
Stifel Financial Corporation «†	115,652	4,162,315
T. Rowe Price Group Incorporated	64,100	4,862,626
TD Ameritrade Holding Corporation	164,900	3,865,256
Tokai Tokyo Securities Company Limited	52,000	352,276
Tong Yang Investment Bank	7,124	25,573
Tullett Prebon plc	11,401	50,674
UOB-Kay Hian Holdings Limited	49,000	65,484
Value Partners Group Limited	67,000	39,266
Verwaltungs-Und Privat-Bank AG	62	4,519
Virtus Investment Partners Incorporated †	1	232
Vontobel Holdings AG	3,142	98,703
Waterland Financial Holdings	646,087	218,424
Woori Investment & Securities Company Limited †	32,427	352,189
		127,939,290

Commercial Banks : 7.37%
77 Bank Limited	73,000	309,182
Absa Group Limited	66,323	980,877
Affin Holdings Bhd	72,100	96,967
Agricultural Bank of China Limited	5,415,000	2,517,775
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	2,094,129
Allahabad Bank	22,824	48,835
Alpha Bank AE †	31,560	26,891
Andhra Bank	30,160	45,709
Aozora Bank Limited	218,000	629,205
Associated Banc-Corp «	369,205	5,689,449
Asya Katilim Bankasi AS †	100,851	104,121
Australia & New Zealand Banking Group Limited	502,923	13,118,881
Axis Bank Limited	51,447	1,298,037
Banca Carige SpA	33,259	21,945
Banca Monte Dei Paschi di Siena SpA «†	607,309	186,270
Banca Piccolo Credito Valtellinese Scarl	9,849	12,720
Banca Popolare dell’Emilia Romagna Scarl	26,943	225,423
Banca Popolare Dell’Etruria e del Lazio †	258	599
Banca Popolare di Milano Scarl †	484,767	266,369

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
Banca Popolare di Sondrio Scarl	24,645	$134,947
Banco Bilbao Vizcaya Argentaria SA	532,815	4,993,929
Banco BPI SA †	13,638	18,185
Banco Bradesco SA	124,570	2,076,361
Banco Comercial Portugues SA «†	1,245,192	171,318
Banco Continental Peru	25,652	61,056
Banco de Brasil SA	243,885	2,892,277
Banco de Chile	3,475,293	511,203
Banco de Credito del Peru	3,905	9,821
Banco de Credito e Inversiones	9,706	585,924
Banco de Sabade SA «	265,729	499,776
Banco de Valencia SA †	11,615	151
Banco Espirito Santo SA †	196,685	194,601
Banco Itau Holding Financeira SA	176,990	2,611,301
Banco Macro SA «†	2,243	33,892
Banco Popolare SpA †	138,887	204,349
Banco Popular Espanol SA	740,832	612,202
Banco Santander Brasil SA	213,914	1,521,109
Banco Santander Central Hispano SA	962,969	6,887,376
Banco Santander Central Hispano SA ADR «	82,500	594,000
Banco Santander Chile SA	13,980,264	854,830
BancorpSouth Incorporated «	190,673	3,271,949
Bangkok Bank PCL	31,000	210,618
Bangkok Bank PCL	9,800	66,186
Bangkok Bank PCL (Non-Voting)	67,100	453,174
Bank BPH SA †	309	4,350
Bank Handlowy w Warszawie SA	8,631	258,499
Bank Hapoalim Limited †	105,587	488,569
Bank Leumi Le-Israel †	148,085	516,943
Bank Millennium SA †	93,393	146,237
Bank of Ayudhya PCL	424,600	495,028
Bank of Baroda	16,312	187,790
Bank of China Limited	15,526,100	7,312,782
Bank of Communications Limited	1,823,350	1,388,044
Bank of Cyprus Public Company Limited †(a)	115,392	0
Bank of East Asia Limited	214,772	836,811
Bank of Greece	900	17,079
Bank of Hawaii Corporation «	98,517	4,963,286
Bank of India	22,645	115,121
Bank of Ireland plc-Europe Exchange †	2,392,830	570,333
Bank of Kyoto Limited	72,000	579,424
Bank of Montreal «	62,035	3,672,137
Bank of Nova Scotia «	113,305	6,452,401
Bank of Queensland Limited	58,355	486,886
Bank of the Philippine Islands	314,811	761,618
Bank of the Ryukyus Limited	7,500	97,837
Bank of Yokohama Limited	259,000	1,269,394
Bank Pekao SA	23,659	1,190,288
Bank Zachodni WBK SA	661	58,684
Bankia SA †	848	970
Bankinter SA «	39,803	147,330
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	126,318
Barclays plc	1,039,643	4,980,024
BBVA Banco Frances SA †	4,348	17,696
BDO Unibank Incorporated †	350,788	770,139
Bendigo Bank Limited	77,727	729,374
Berner Kantonalbank AG	648	170,181
BNP Paribas SA	98,106	5,741,120
BNP Paribas SA ADR «	1,680	49,560
BOC Hong Kong Holdings Limited	659,000	2,190,561
BOK Financial Corporation	19,862	1,293,016
Branch Banking & Trust Corporation	83,597	2,752,013
BRE Bank SA	3,102	368,796
BS Financial Group Incorporated	35,001	482,075
Bumiputra Commerce Holdings Bhd	518,100	1,386,915

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks (continued)
Canadian Imperial Bank of Commerce «	38,100	$2,879,320
Canadian Western Bank	8,239	225,693
Canara Bank	13,142	95,596
CapitalSource Incorporated	460,029	4,328,873
Cathay General Bancorp «	168,009	3,408,903
Chang Hwa Commercial Bank	1,036,947	584,281
China Bank Limited	168,000	1,045,377
China Banking Corporation	121,260	212,571
China CITIC Bank	1,786,000	956,128
China Construction Bank	18,504,990	14,919,288
China Development Financial Holding Corporation †	3,636,338	1,067,515
China Merchants Bank Company Limited	879,358	1,759,836
China Minsheng Banking Corporation Limited	1,216,400	1,475,302
China Trust Financial Holding Company Limited	2,925,840	1,856,125
Chukyo Bank Limited	20,000	35,973
CIT Group Incorporated †	159,942	7,370,127
City National Corporation «	34,700	2,177,772
Comerica Incorporated «	134,609	5,315,709
Commerce Bancshares Incorporated «	56,724	2,468,628
Commercial International Bank	103,757	544,803
Commerzbank AG †	79,746	822,551
Commonwealth Bank of Australia	302,662	19,228,653
CorpBanca NPV	35,444,248	421,568
Corporation Bank	14,460	98,374
Credicorp Limited	10,923	1,503,223
Credit Agricole Ile de France	154	11,069
Credit Agricole SA †	105,257	986,879
Credito Emiliano SpA	1,169	6,302
Criteria CaixaCorp SA	73,183	263,443
Cullen Frost Bankers Incorporated «	43,453	2,796,201
Dah Sing Banking Group Limited	32,948	40,768
Dah Sing Financial Holdings Limited	32,795	145,483
Danske Bank A/S †	64,716	1,269,648
DBS Group Holdings Limited	313,486	4,244,411
Deutsche Bank AG «	89,014	4,135,757
Deutsche Postbank AG	1,255	50,738
Dexia †	39,586	1,544
DGB Financial Group Incorporated	28,214	420,233
DnB Nor ASA	85,061	1,375,535
E.SUN Financial Holding Company Limited	1,058,519	649,960
East West Bancorp Incorporated	307,920	8,110,613
EnTie Commercial Bank	238,977	128,998
Erste Bank Der Oesterreichischen Sparkassen AG	24,645	791,554
Far Eastern International Bank	562,435	232,967
Federal Bank Limited	22,890	181,924
FIBI Holdings Limited †	970	21,044
Fifth Third Bancorp	104,500	1,901,900
Finansbank AS Turkey †	30,470	54,336
First Financial Bankshares Incorporated «	68,600	3,773,000
First Financial Holding Company Limited	1,467,512	884,189
First Horizon National Corporation	534,912	6,140,790
First Niagara Financial Group Incorporated	259,445	2,534,778
First Republic Bank Corporation	49,389	1,835,295
FirstMerit Corporation «	367,346	6,931,819
FNB Corporation PA	320,816	3,689,384
Fukuoka Financial Group Incorporated	173,000	702,069
Fulton Financial Corporation «	435,640	5,005,504
Getin Holding SA	50,326	41,524
Getin Noble Bank SA †	246,433	141,879
Glacier Bancorp Incorporated	165,066	3,208,883
Grupo Financiero Banorte SAB de CV	409,000	2,614,694
Grupo Financiero Inbursa SA de CV	672,064	1,527,340
Gunma Bank Limited	92,000	455,530
Hana Financial Group Incorporated	62,324	2,078,500
Hancock Holding Company	186,532	5,325,489

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
Hang Seng Bank Limited	137,700	$2,210,207
HDFC Bank Limited	245,309	3,040,063
HDFC Bank Limited ADR «	4,473	179,994
Higashi-Nippon Bank Limited	24,000	49,909
Hokuhoku Financial Group Incorporated	305,000	600,853
Hong Leong Bank Bhd	97,760	446,422
Hong Leong Financial Group Bhd	68,900	331,064
HSBC Holdings plc	1,748,240	19,179,988
Hua Nan Financial Holdings Company Limited	1,509,496	880,088
Huntington Bancshares Incorporated	605,196	4,690,269
IBERIABANK Corporation	66,900	3,448,026
ICICI Bank Limited	117,408	2,391,410
ICICI Bank Limited ADR	4,228	190,133
Indian Bank	21,174	53,244
Indian Overseas Bank	27,110	28,317
Indusind Bank Limited	81,278	741,458
Industrial & Commercial Bank of China Limited Class H	18,470,442	12,922,999
Industrial Bank of Korea	44,220	485,939
Industrial Development Bank of India Limited	65,269	91,981
ING Bank Slaski SA †	7,363	210,435
International Bancshares Corporation	124,940	2,721,193
Intesa Sanpaolo RSP	86,693	134,784
Intesa Sanpaolo SpA «	1,335,380	2,491,216
Israel Discount Bank Limited †	70,341	117,500
Itausa Investimentos Itau SA	45,812	293,892
Joyo Bank Limited	145,000	717,799
Jyske Bank †	7,244	286,021
Kansai Urban Banking Corporation	76,000	87,993
Kasikornbank PCL	102,200	656,446
Kasikornbank PCL-Foreign	145,600	935,756
Kasikornbank PCL-NVDR	16,600	106,624
KB Financial Group Incorporated	81,771	2,654,196
KBC Groep NV	15,534	615,775
KeyCorp	668,650	7,208,047
Kiatnakin Finance	6,000	11,891
King’s Town Bank †	212,000	191,576
Kiyo Holdings	152,000	212,531
Komercni Banka AS	3,616	683,514
Krung Thai Bank PCL ADR	433,625	317,968
Laurentian Bank of Canada	1,861	79,251
Liechtenstein Landesbank	570	22,442
Liu Chong Hing Bank Limited	25,000	60,685
Lloyds TSB Group plc †	4,027,097	3,742,948
Lloyds TSB Group plc ADR «†	3,708	13,831
M&T Bank Corporation «	89,021	9,338,303
Malayan Banking Bhd	585,110	1,923,697
Malaysian Plantations Bhd	96,700	155,082
MB Financial Incorporated «	125,700	3,206,607
Mega Financial Holding Company Limited	2,048,131	1,637,422
Metropolitan Bank & Trust Company	191,277	570,005
Mitsubishi UFJ Financial Group Incorporated	2,600,970	15,094,758
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,614
Miyazaki Bank Limited	34,000	93,652
Mizuho Financial Group Incorporated	4,419,500	8,414,343
National Australia Bank Limited	425,808	11,714,310
National Bank of Canada «	15,300	1,125,862
National Bank of Greece SA †	5,946	39,753
National Bank of Greece SA ADR «†	487	3,515
National Penn Bancshares Incorporated «	256,156	2,530,821
Nedbank Group Limited	43,668	786,374
Nishi-Nippon City Bank Limited	144,000	346,960
Nordea Bank AB	251,320	3,087,717
North Pacific Bank Limited	60,600	199,095
Old National Bancorp	232,721	3,109,153
Oriental Bank of Commerce	12,374	53,292

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks (continued)
OTP Bank	46,916	$996,630
Oversea-Chinese Banking Corporation Limited	472,346	3,847,847
Pacwest Bancorp «	73,838	2,128,750
Park National Corporation «	29,400	2,030,952
Piraeus Bank SA †	112,063	28,311
PKO Bank Polski SA «	166,961	1,762,024
PNC Financial Services Group Incorporated	64,087	4,591,193
Popular Incorporated †	226,714	6,801,420
PrivateBancorp Incorporated	130,800	2,532,288
Prosperity Bancshares Incorporated «	101,000	5,059,090
PT Bank Central Asia Tbk	3,048,500	3,205,552
PT Bank CIMB Niaga Tbk †	220,500	30,612
PT Bank Danamon Indonesia Tbk	786,234	460,532
PT Bank Mandiri Persero Tbk	2,096,712	2,070,567
PT Bank Negara Indonesia Persero Tbk	1,689,000	837,275
PT Bank Pan Indonesia Tbk †	506,500	45,807
PT Bank Rakyat Indonesia Tbk	2,401,500	2,171,515
Public Bank Bhd	237,265	1,298,311
Public Bank Bhd-Foreign Market	2,600	14,136
Punjab National Bank Limited	17,505	234,827
Raiffeisen International Bank Holdings AG	2,580	87,487
Regions Financial Corporation	1,029,300	9,397,509
Resona Holdings Incorporated	372,100	1,669,080
RHB Capital Bhd	187,995	531,201
Royal Bank of Canada «	137,500	8,160,477
Royal Bank of Scotland Group plc †	186,195	940,212
Sberbank of Russia Sponsored ADR	555,515	6,754,205
Senshu Ikeda Holdings Incorporated	45,180	220,105
Seven Bank Limited	134,000	477,260
Shiga Bank	52,000	271,317
Shimizu Bank Limited	1,000	25,872
Shinhan Financial Group Company Limited	98,689	3,518,501
Shinsei Bank Limited	418,000	976,107
Shizuoka Bank Limited	128,000	1,328,854
Siam Commercial Bank PCL	87,100	498,082
Siam Commercial Bank PCL-Foreign	258,500	1,481,412
Signature Bank «†	91,900	7,092,842
Sinopac Financial Holdings Company Limited	1,622,452	792,594
Skandinaviska Enskilda Banken AB Class A	159,842	1,663,872
Sociedad Matriz Banco de Chile Class B	1,087,348	405,775
Societe Generale SA	74,322	2,964,119
St. Galler Kantonalbank	210	81,880
Standard Bank Group Limited	292,332	3,237,533
Standard Chartered plc	186,548	4,319,407
State Bank of India Limited	26,808	967,846
State Bank of India Limited GDR 144A	1,788	131,329
Sumitomo Mitsui Financial Group Incorporated	259,784	10,256,212
Sumitomo Mitsui Financial Group Incorporated ADR «	494	3,987
Sumitomo Mitsui Trust Holdings Incorporated	702,000	2,876,090
SunTrust Banks Incorporated	65,000	2,085,850
Suruga Bank Limited	44,000	659,089
Susquehanna Bancshares Incorporated	409,815	4,921,878
SVB Financial Group †	88,566	6,854,123
Svenska Handelsbanken AB	46,888	2,015,420
Swedbank AB	92,146	2,194,406
Sydbank AG †	8,747	195,367
Syndicate Bank	18,615	42,097
Synovus Financial Corporation «	1,728,417	4,735,863
Ta Chong Bank Limited †	324,656	112,318
Taishin Financial Holdings Company Limited	1,634,597	699,188
Taiwan Business Bank †	726,011	223,521
Taiwan Cooperative Financial Holdings	1,072,800	618,612
TCF Financial Corporation «	357,798	5,152,291
Texas Capital Bancshares Incorporated †	80,800	3,568,128
The Aichi Bank Limited—Tokai	1,900	83,681

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
The Akita Bank Limited—Akita	37,000	$90,031
The Aomori Bank Limited	40,000	103,072
The Awa Bank Limited	49,000	249,817
The Bank of Iwate Limited	3,600	135,298
The Bank of Nagoya Limited	35,000	117,138
The Bank of Okinawa Limited	4,000	154,583
The Bank of Saga Limited	25,000	50,570
The Chiba Kogyo Bank Limited †	4,700	34,687
The Chugoku Bank Limited	38,000	517,630
The Daisan Bank Limited	49,000	75,278
The Daishi Bank Limited	76,000	243,847
The Ehime Bank Limited	27,000	62,648
The Eighteenth Bank Limited	34,000	75,785
The Fukui Bank Limited	32,000	63,394
The Hachijuni Bank Limited	99,000	504,451
The Higo Bank Limited	41,000	237,148
The Hiroshima Bank Limited	120,000	485,642
The Hokkoku Bank Limited	58,000	191,147
The Hokuetsu Bank Limited	48,000	92,694
The Hyakugo Bank Limited	49,000	192,169
The Hyakujushi Bank Limited	60,000	184,241
The Iyo Bank Limited	62,000	531,388
The Juroku Bank Limited	69,000	247,718
The Kagoshima Bank Limited	37,000	226,804
The Kanto Tsukuba Bank Limited	15,600	55,700
The Keiyo Bank Limited	55,000	270,216
The Michinoku Bank Limited	27,000	52,373
The Mie Bank Limited	22,000	45,693
The Minato Bank Limited	35,000	55,588
The Musashino Bank Limited	6,600	207,069
The Nanto Bank Limited	51,000	190,426
The Ogaki Kyoritsu Bank Limited	68,000	202,750
The Oita Bank Limited	32,000	100,785
The San-in Godo Bank Limited	30,000	219,226
The Shikoku Bank Limited	41,000	97,591
The Tochigi Bank Limited	22,000	75,958
The Toho Bank Limited	57,000	166,495
Tisco Financial Group PCL	6,200	10,137
TMB Bank PCL	2,682,765	221,533
Tokyo Tomin Bank Limited	5,300	57,424
Tomony Holdings Incorporated	27,500	97,708
Toronto-Dominion Bank «	87,731	7,107,332
TOWA Bank Limited	58,000	56,372
Trustmark Corporation «	147,189	3,751,848
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	2,695,458
Turkiye Halk Bankasi AS	138,688	1,482,800
Turkiye Is Bankasi	315,808	1,168,265
Turkiye Vakiflar Bankasi Tao	219,660	695,145
Umpqua Holdings Corporation	256,861	3,472,761
Unicredit SpA «	520,469	2,920,967
Union Bank of India	27,062	105,143
Unione di Banche SpA	86,182	384,756
United Bankshares Incorporated «	104,993	2,730,868
United Mizrahi Bank Limited †	8,324	85,959
United Overseas Bank Limited	239,695	4,048,460
US Bancorp	225,763	7,915,251
Valiant Holding AG	1,769	154,681
Valley National Bancorp «	453,458	4,226,229
VTB Bank OJSC GDR †	350,500	1,017,852
Webster Financial Corporation	175,641	4,101,217
Wells Fargo & Company (l)	587,420	23,819,881
Westpac Banking Corporation	569,532	15,349,401
Wing Hang Bank Limited	38,249	366,337
Wintrust Financial Corporation «	83,600	3,155,064

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks (continued)
Woori Finance Holdings Company Limited	72,990	$760,244
Yachiyo Bank Limited	2,900	88,464
Yamagata Bank Limited	33,000	126,363
Yamaguchi Financial Group	50,000	432,617
Yamanashi Chou Bank Limited	35,000	140,304
Yapi Ve Kredi Bankasi AS	184,289	548,601
Yes Bank Limited	36,455	313,719
Zions Bancorporation	130,300	3,654,915
		649,015,488

Consumer Finance : 0.34%
ACOM Company Limited †	9,370	330,112
Aeon Credit Service Company Limited «	15,100	402,540
AIFUL Corporation «†	27,050	262,829
Allied Group Limited	6,000	21,047
Ashtead Group plc	48,201	456,697
Capital One Financial Corporation	70,600	4,301,658
Credit Saison Company Limited	31,326	730,418
Discover Financial Services	60,426	2,864,797
Ezcorp Incorporated †	109,900	2,102,387
Hitachi Capital Corporation	8,400	185,868
Hong Leong Singapore Finance Limited	46,000	98,882
International Personal Finance plc	23,636	185,411
Jaccs Company Limited	22,000	114,100
Kanamoto Company Limited	6,000	138,909
Mahindra & Mahindra Financial Services Limited	51,709	231,068
Orient Corporation «†	93,000	266,842
ORIX Corporation	209,700	2,781,035
Paragon Group of Companies plc	26,738	121,607
Portfolio Recovery Associates Incorporated †	33,500	5,101,045
Provident Financial plc	12,082	281,062
Samsung Card Company Limited	9,337	308,284
Shriram Transport Finance Company Limited	25,628	367,888
SKS Microfinance Limited †	6,165	11,854
SLM Corporation	331,000	7,857,940
Thanachart Capital PCL	15,516	23,319
		29,547,599

Diversified Financial Services : 1.60%
Ackermans & Van Haaren NV «	2,400	209,208
African Bank Investments Limited «	175,937	279,766
AMMB Holdings Bhd	186,100	441,036
ASX Limited	4,826	171,976
Ayala Corporation	49,722	738,486
Bajaj Auto Limited	5,564	91,175
Bank of America Corporation	1,297,866	17,728,850
Banque Nationale de Belgique	10	35,288
BCP Capital SAA †(a)	107	274
BM&F Bovespa SA	422,494	2,771,520
Bolsas y Marcados Espanoles «	6,793	175,086
Bursa Malaysia Bhd	59,100	155,305
CBOE Holdings Incorporated	173,700	6,972,318
Century Leasing System Incorporated	11,100	281,569
Challenger Financial Services Group Limited	104,111	399,672
Citigroup Incorporated	364,493	18,949,991
Corporation Financiera Alba	1,616	75,366
D.Carnegie & Company AB †(a)	1,000	0
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,260	178,183
Exor SpA	5,847	185,301
Fimalac †	158	8,084
First Pacific Company Limited	294,800	390,158

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Diversified Financial Services (continued)
FirstRand Limited	587,124	$1,714,200
Fubon Financial Holding Company Limited	1,441,579	1,896,094
Fuyo General Lease Company Limited	4,100	150,729
GIMV NV	1,316	68,145
Groupe Bruxelles Lambert SA	7,755	612,823
Guoco Group Limited	14,000	163,132
Haci Omer Sabanci Holding AS	194,044	1,238,786
Hankook Tire Worldwide Company Limited	3,596	60,833
Hong Kong Exchanges & Clearing Limited	213,364	3,571,759
IBJ Leasing Company Limited	6,500	203,759
IG Group Holdings plc	37,974	331,979
Indiabulls Housing Finance Limited (a)	38,079	183,124
Industrivarden AB Class A	18,200	337,053
Industrivarden AB Class C	13,675	236,321
Infrastructure Development Finance Company Limited	232,183	592,846
ING Groep NV †	364,202	3,396,072
Inmuebles Carso SAB de CV †	62,977	60,127
Intercontinental Exchange Incorporated «†	57,957	9,922,818
Investor AB A Shares	17,400	487,130
Investor AB B Shares	40,618	1,166,006
Japan Securities Finance Company Limited	17,700	131,256
JPMorgan Chase & Company	458,677	25,039,177
Kinnevik Investment AB	21,989	582,991
Kotak Mahindra Bank Limited	51,742	715,337
Leucadia National Corporation	209,911	6,587,007
London Stock Exchange Group plc	15,448	327,354
Lundbergforetagen AB	5,095	191,657
McGraw-Hill Companies Incorporated	33,700	1,838,335
Metro Pacific Investments Corporation	2,050,000	303,746
Mitsubishi UFJ Securities Company Limited	107,100	485,516
MSCI Incorporated «†	96,249	3,391,815
Mulpha International Bhd †	222,700	32,649
Multi-Purpose Holdings Bhd	221,370	257,158
NASDAQ OMX Group Incorporated	85,200	2,680,392
NYSE Euronext Incorporated	174,045	7,001,830
Old Mutual plc	360	1,109
Onex Corporation	8,400	397,334
Osaka Securities Exchange Company	10,000	921,562
Pargesa Holding SA	2,020	139,733
PHH Corporation †	130,092	2,622,655
Pohjola Bank plc	17,742	288,236
Power Finance Corporation Limited	84,672	273,468
Reliance Capital Limited	23,714	136,477
Remgro Limited	108,916	2,136,719
RHJ International †	1,117	5,851
Ricoh Leasing Company Limited	4,800	131,786
RMB Holdings Limited	166,219	655,986
Rural Electrification Corporation Limited	59,789	233,280
Singapore Exchange Limited	152,000	886,375
SNS Reaal NV «†(a)	4,259	0
Sofina SA	2,215	209,069
TMX Group Limited	2,056	97,391
UBS AG	344,847	6,050,683
		141,386,282

Insurance : 4.09%
ACE Limited	40,836	3,662,172
Admiral Group plc	19,943	402,117
Aegon NV	172,760	1,178,706
AFLAC Incorporated	55,900	3,113,071
Ageas NV	24,124	884,433
AIA Group Limited	1,497,000	6,618,229
Aksigorta AS	15,670	20,528
Allianz AG	42,233	6,523,582

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Insurance (continued)
Allianz AG ADR	5	$78
Allied World Assurance Company	25,278	2,260,106
Allstate Corporation	57,627	2,779,926
American Financial Group Incorporated	55,148	2,677,987
American International Group Incorporated †	179,300	7,971,678
Amlin plc	48,663	306,803
AMP Limited	572,668	2,808,321
Arch Capital Group Limited «†	96,566	4,945,145
Argo Group International Holdings Limited	60,700	2,404,335
Arthur J. Gallagher & Company	89,993	3,930,894
Aspen Insurance Holdings Limited	51,124	1,878,296
Assicurazioni Generali SpA	129,712	2,413,443
Assurant Incorporated «	57,299	2,850,052
Assured Guaranty Limited	137,284	3,105,364
Aviva plc	272,831	1,371,067
AXA SA	176,076	3,554,922
Axis Capital Holdings Limited	80,422	3,503,182
Bajaj Finserv	7,957	93,024
Baloise Holding AG	4,595	449,770
Beazley plc	46,327	165,240
Berkshire Hathaway Incorporated Class B †	218,600	24,935,702
Brown & Brown Incorporated	83,455	2,693,093
Cathay Financial Holding Company Limited	2,017,440	2,603,908
Catlin Group Limited	38,348	291,671
China Insurance International Holdings Company Limited †	184,400	326,226
China Life Insurance Company	1,673,000	4,260,388
China Life Insurance Company (Taiwan) †	448,580	450,443
China Pacific Insurance Group Company Limited	439,800	1,474,967
Chubb Corporation	31,136	2,711,946
Cincinnati Financial Corporation «	107,634	5,095,394
Clal Insurance Enterprise Holdings Limited	832	14,412
CNO Financial Group Incorporated «	486,800	6,007,112
CNP Assurances «	18,792	283,749
Dai-Ichi Mutual Life Insurance Company	1,922	2,602,958
Delta Lloyd NV	12,585	246,087
Discovery Holdings Limited	85,119	682,712
Dongbu Insurance Company Limited	11,740	515,156
Endurance Specialty Holdings Limited	94,978	4,780,243
Erie Indemnity Company	20,200	1,533,382
Euler Hermes SA	1,281	123,771
Everest Reinsurance Group Limited	37,143	4,814,104
Fairfax Financial Holdings Limited	1,900	767,239
Fidelity National Title Group Incorporated	153,614	4,041,584
First American Financial Corporation	236,349	5,644,014
Fondiaria Sai SpA †	17	34
Fondiaria Sai SpA RSP †	13	2,071
Genworth Financial Incorporated †	347,934	3,761,167
Gjensidige Forsikring ASA	20,511	309,314
Great Eastern Holdings Limited	10,000	144,373
Great-West Lifeco Incorporated «	23,800	665,275
Grupo Catalana Occidente SA	4,581	106,977
Hannover Rueckversicherung AG	5,268	396,593
Harel Insurance Investments & Finances Limited	438	23,297
HCC Insurance Holdings Incorporated	71,708	3,072,688
Helvetia Holding AG	513	211,200
Hiscox Limited	33,410	280,982
Hyundai Marine & Fire Insurance Company Limited	14,670	420,773
Industrial Alliance Insurance & Financial Services Incorporated	9,339	351,581
Insurance Australia Group Limited	374,306	2,020,001
Intact Financial Corporation	12,815	758,332
Jardine Lloyd Thompson Group plc	11,879	159,332
Kemper Corporation	124,522	4,251,181
Korea Life Insurance Company Limited	51,670	316,571
Korea Reinsurance Company	11,002	110,315
Lancashire Holdings plc	19,049	229,854

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
Legal & General Group plc	564,612	$1,521,020
Liberty Holdings Limited	27,424	341,787
LIG Insurance Company Limited	8,650	189,004
Lincoln National Corporation	196,960	7,023,594
LPI Capital Bhd	40,900	195,155
Manulife Financial Corporation «	175,000	2,771,642
Mapfre SA	59,378	213,355
Markel Corporation †	10,299	5,385,244
Marsh & McLennan Companies Incorporated	65,809	2,633,676
MBIA Incorporated †	324,500	4,624,125
Mediolanum SpA	18,175	120,676
Menorah Mivtachim Holdings Limited †	1,664	18,524
Mercury General Corporation	81,722	3,659,511
MetLife Incorporated	132,826	5,872,237
Migdal Insurance & Financial Holding Limited	10,202	16,835
Milano Assicurazioni SpA †	8,878	5,695
Millea Holdings Incorporated	139,000	4,002,127
Mitsui Sumitomo Insurance Group Holdings Incorporated	102,200	2,506,708
MMI Holdings Limited	225,444	531,827
Montpelier Re Holdings Limited	121,924	3,046,881
Muenchener Rueckversicherungs-Gesellschaft AG	14,176	2,644,176
New China Life Insurance Company Limited	112,300	383,243
NIB Holdings Limited	69,823	151,183
NKSJ Holdings Incorporated	79,000	1,764,780
Old Mutual plc	447,204	1,381,112
Old Republic International Corporation	175,785	2,392,434
PartnerRe Limited	43,357	3,930,312
People’s Insurance Company Group of China Limited «†	1,621,000	800,438
PICC Property & Casualty Company Limited	860,200	1,008,238
Ping An Insurance Group Company of China Limited	429,000	3,172,745
Platinum Underwriters Holdings Limited	73,400	4,191,140
Power Corporation of Canada «	32,500	912,226
Power Financial Corporation	24,500	736,831
Powszechny Zaklad Ubezpieczen SA	12,707	1,768,089
Principal Financial Group Incorporated «	197,600	7,479,160
ProAssurance Corporation	138,498	6,952,600
Protective Life Corporation «	171,700	6,641,356
Prudential Financial Incorporated	56,662	3,907,978
Prudential plc	243,092	4,089,074
QBE Insurance Group Limited	228,869	3,468,046
Reinsurance Group of America Incorporated	52,239	3,442,028
RenaissanceRe Holdings Limited	31,562	2,713,070
Resolution Limited	129,419	564,526
RLI Corporation «	33,862	2,542,359
Royal & Sun Alliance Insurance Group plc	355,430	618,791
Sampo Oyj	45,762	1,854,731
Samsung Fire & Marine Insurance Company Limited	9,101	1,833,757
Samsung Life Insurance Company	22,716	2,110,205
Sanlam Limited	423,118	1,981,455
Santam Limited	1	18
SCOR SE «	17,098	500,925
Selective Insurance Group Incorporated	126,252	2,995,960
Shin Kong Financial Holding Company Limited †	1,677,264	568,965
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	43,095
Sony Financial Holdings Incorporated	33,900	496,955
St. James’s Place plc	25,880	227,560
Stancorp Financial Group Incorporated «	97,551	4,431,742
Standard Life plc	225,796	1,335,770
Storebrand ASA †	21,988	103,286
Sun Life Financial Incorporated «	57,400	1,680,891
SunCorp-Metway Limited	239,535	2,836,161
Swiss Life Holding	2,683	444,785
Swiss Reinsurance AG	32,594	2,393,521
T&D Holdings Incorporated	131,000	1,583,691
Taiwan Life Insurance Company Limited †	111,539	82,317

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Insurance (continued)
The Hanover Insurance Group Incorporated	98,000	$4,922,540
The Hartford Financial Services Group Incorporated	317,982	9,739,789
The Progressive Corporation «	67,800	1,728,222
The Travelers Companies Incorporated	45,490	3,808,423
Tong Yang Life Insurance Company	13,010	123,164
Topdanmark AS †	12,150	309,624
Torchmark Corporation	67,154	4,332,105
TrygVesta AS	2,183	183,278
Unipol Gruppo Finanziario SpA	365	1,254
UNUM Group	194,653	5,543,717
Validus Holdings Limited	71,647	2,587,173
W.R. Berkley Corporation	77,812	3,187,958
White Mountain Insurance Group Limited	4,340	2,565,678
Wiener Staedtische Allgemeine Versicherung AG	4,394	214,377
Willis Group Holdings plc	123,752	4,833,753
XL Group plc	214,600	6,744,878
Yapi Kredi Sigorta AS «†	7,298	69,570
Zurich Financial Services AG	13,809	3,652,020
Zurich Insurance Group ADR «	2,122	56,212
		360,809,726

Real Estate Management & Development : 1.05%
Aeon Mall Company Limited	15,300	400,631
Africa Israel Investments Limited †	831	1,955
Agile Property Holdings Limited	274,000	329,533
Alexander & Baldwin Incorporated †	85,317	3,010,837
AMP NZ Office Trust	145,054	125,665
Argosy Property Trust	123,182	99,863
Ascendas India Trust	83,000	49,782
Atrium European Real Estate Limited	10,857	64,207
Atrium Ljungberg AB	1,011	14,081
Australand Property Group	41,250	136,965
Ayala Land Incorporated	1,245,200	990,236
Beni Stabili SpA	6,222	4,286
BR Malls Participacoes SA	103,100	1,059,016
Brookfield Asset Management Incorporated «	52,850	1,863,705
Brookfield Properties Corporation—Canada Exchange «	23,500	403,926
Bukit Sembawang Estates Limited	28,000	147,526
Bund Center Investment Limited	85,000	18,830
C C Land Holdings Limited	153,631	46,286
CA Immobilien Anlagen AG	3,951	53,346
Capital & Counties Properties plc	88,641	439,240
CapitaLand Limited	485,500	1,320,906
CapitaMalls Asia Limited	224,000	338,632
Castellum AB	18,738	281,220
Cathay Real Estate Development Company Limited	260,000	187,348
Central Pattana PCL Limited	106,000	188,192
Cheung Kong Holdings Limited	251,000	3,534,873
China Overseas Land & Investment Limited	868,480	2,574,446
China Resources Land Limited	422,000	1,289,291
China Vanke Company Limited Class B	80	160
Chinese Estates Holdings Limited	69,696	121,226
City Developments Limited	83,000	704,149
Citycon Oyj	14,134	44,793
Conwert Immobilien Invest SE	3,761	43,877
Country Garden Holdings Company Limited	1,445,013	827,811
Cromwell Group	249,958	248,052
Daibiru Corporation	10,800	125,060
Daikyo Incorporated	67,000	199,778
Daito Trust Construction Company Limited	15,500	1,442,591
Daiwa House Industry Company Limited	115,000	2,173,264
DB Realty Limited †	11,179	14,081
Deutsche Euroshop AG	4,842	209,091
DLF Limited	85,755	294,290

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Dream Unlimited Class A †	3,983	$52,249
Echo Investment †	52,305	102,097
Elbit Imaging Limited †	816	1,787
Emperor International Holdings Limited	200,000	61,075
Evergrande Real Estate Group Limited	1,079,000	430,392
Fabege AB	13,162	145,902
Far East Consortium	138,247	47,426
Farglory Land Development Company Limited	49,000	92,088
First Capital Realty Incorporated	7,489	139,703
FirstService Corporation †	2,138	68,053
FKP Property Group	24,932	33,592
Franshion Properties China Limited	714,000	262,427
Future Mall Management Limited †	504	94
Gagfah SA †	6,247	77,370
Gazit Globe Limited	4,376	59,028
Global Logistic Properties Limited	472,000	1,043,885
Globe Trade Centre SA †	48,618	125,198
Goldcrest Company Limited	3,340	71,384
Golden Land Property Development PCL †	273,900	96,804
Grainger plc	37,054	86,517
Great Eagle Holdings Limited	68,086	268,942
Greentown China Holdings Limited †	122,000	215,682
Guangzhou Investment Company Limited	1,096,000	324,818
Guangzhou R&F Properties Company Limited	228,400	423,252
Guocoland Limited	42,554	69,266
Hang Lung Group Limited	147,000	801,999
Hang Lung Properties Limited	385,000	1,348,251
Heiwa Real Estate Company Limited	10,100	180,764
Heliopolis Housing	1,417	4,444
Henderson Land Development Company Limited	176,662	1,238,230
Highwealth Construction Corporation	138,400	306,554
HKR International Limited	125,600	64,572
Hong Kong Land Holdings Limited	217,000	1,500,220
Hopewell Holdings	123,000	442,887
Hopson Development Holdings Limited †	146,000	251,438
Housing Development & Infrastructure Limited †	33,352	24,565
Howard Hughes Corporation †	56,031	5,580,688
Huaku Development Company Limited	62,336	188,531
Huang Hsiang Construction Company	39,000	101,559
Hufvudstaden AB	14,497	190,467
Hysan Development Company Limited	117,533	521,013
IGB Corporation Bhd	149,784	125,183
IJM Land Bhd	40,400	43,020
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	414,989
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	53,612
IVG Immobilien AG †	4,150	2,069
Jones Lang LaSalle Incorporated	35,255	3,237,467
K Wah International Holdings Limited	157,159	79,958
Kenedix Incorporated †	440	229,904
Keppel Land Limited	137,030	402,492
Kerry Properties Limited	145,053	586,168
Kowloon Development Company Limited	45,000	57,936
Kungsleden	18,987	122,385
KWG Property Holding Limited	268,500	176,721
Land and Houses PCL	380,700	149,376
Lend Lease Corporation Limited	96,434	917,705
Leopalace21 Corporation †	28,000	126,586
Longfor Properties Company Limited	306,000	517,538
LSR Group OJSC GDR Register Shares	15,800	57,259
Medinet Nasr Housing †	3,076	10,593
Megaworld Corporation	2,758,000	238,009
Midland Holdings Limited	56,000	23,972
Mitsubishi Estate Company Limited	255,189	6,287,085

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Company Limited	168,000	$4,634,837
Mobimo Holding AG	799	171,540
Multiplan Empreendimentos IImobilianios SA	19,999	522,805
New World China Land Limited	526,000	214,558
New World Development Limited «	668,092	1,058,879
Nomura Real Estate Holding Incorporated	22,200	492,276
NTT Urban Development Corporation	206	236,027
Palm Hills Developments SAE †	46,809	14,880
Peet Limited †	21,691	26,157
Polytec Asset Holdings Limited	100,000	12,676
Prelios SpA †	1,106	1,064
Prince Housing & Development Corporation	198,000	135,298
PSP Swiss Property AG	3,653	332,160
PT Bumi Serpong Damai Tbk	2,777,000	622,213
PT Lippo Karawaci Terbuka Tbk	4,995,500	938,394
Radium Life Tech Company Limited	78,542	60,133
Realogy Holdings Corporation †	93,358	4,821,007
Renhe Commercial Holdings Company Limited †	1,212,000	76,679
Robinsons Land Company	372,100	192,784
Ruentex Development Company Limited	160,211	308,606
Shimao Property Holding Limited	283,500	612,122
Shoei Company Limited	57,900	485,192
Shui On Land Limited	548,756	193,508
Singapore Land Limited	14,000	99,390
Sino Land Company	514,569	762,573
Sino-Ocean Land Holdings Limited	835,670	509,494
SM Prime Holdings Incorporated	1,536,054	708,613
SOHO China Limited	374,000	316,014
SP Setia Bhd	233,800	278,387
Sumitomo Real Estate Sales Company Limited	2,360	132,291
Sumitomo Realty & Development Company Limited	91,000	3,480,242
Sun Hung Kai Properties Limited	283,454	3,750,947
Sun Hung Kai Properties Limited ADR	3,148	41,270
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	120,000	1,519,395
Swire Pacific Limited B Shares	195,000	473,304
Swire Properties Limited	200,183	624,828
Swiss Prime Site AG	5,716	429,780
T M G Holding LLC †	108,625	66,440
TA Global Bhd	34,080	3,671
Tian An China Investment	224,097	164,552
TOC Company Limited	13,900	93,997
Tokyo Tatemono Company Limited	83,000	621,726
Tokyu Land Corporation	85,000	768,162
Tokyu Livable Incorporated	4,200	81,959
UEM Land Holdings Bhd †	413,675	466,629
Unibail-Rodamco SE	635	156,008
Unitech Limited †	203,870	85,020
United Industrial Corporation Limited	63,000	152,301
United Overseas Land Limited	101,000	532,528
Wharf Holdings Limited	287,500	2,543,945
Wheelock & Company	145,000	806,982
Wheelock Properties (Singapore) Limited	39,000	59,862
Wing Tai Holdings Limited	88,730	148,012
Yanlord Land Group Limited	119,000	133,712
		92,504,116

REITs : 4.82%
Abacus Property Group	34,764	78,519
Activia Properties Incorporated	33	249,628
Advance Residence Investment Corporation	211	436,481
American Campus Communities Incorporated «	83,659	3,415,797
American Capital Agency Corporation	285,200	7,358,160
American Tower Corporation	97,544	7,592,825

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
ANF Immobilier	43	$1,274
Annaly Capital Management Incorporated	116,953	1,588,222
Apartment Investment & Management Company Class A	294,000	8,896,440
Armour Residential Incorporated «	842,800	4,348,848
Ascendas REIT	349,000	638,426
AvalonBay Communities Incorporated	28,100	3,727,746
Babcock & Brown Japan Property Trust	1,780	6,014
Befimmo S.C.A. Sicafi	939	62,362
BioMed Realty Trust Incorporated	409,686	8,574,728
Blife Investment Corporation	54	207,267
Boardwalk REIT	1,855	109,144
Boston Properties Incorporated	37,389	3,984,920
Brandywine Realty Trust	341,920	4,841,587
BRE Properties Incorporated	152,955	7,646,220
British Land Company plc	94,866	872,948
Bunnings Warehouse Property Trust	66,162	158,297
Calloway REIT	5,367	145,519
Camden Property Trust «	67,400	4,667,450
Canadian Apartment Properties	5,440	129,238
Canadian REIT	4,006	169,089
CapitaCommerical Trust	360,464	431,157
CapitaMall Trust	468,636	793,864
Cathay No.1 REIT	400,000	275,401
CBL & Associates Properties Incorporated	360,168	8,280,262
CDL Hospitality Trusts	121,000	175,588
CFS Retail Property Trust	446,611	856,192
Champion REIT	571,653	270,122
Charter Hall Group	34,599	135,086
Chimera Investment Corporation	726,673	2,216,353
Cofinimmo SA «	1,966	226,093
Colonial Properties Trust «	182,516	4,035,429
Commonwealth Property Office Fund	430,109	451,645
Commonwealth REIT «	266,712	5,451,593
Corio NV	8,986	400,515
Corporate Office Properties Trust	187,600	4,995,788
Cousins Properties Incorporated	7	72
CYS Investments Incorporated «	384,039	3,947,921
DA Office Investment Corporation	60	231,263
DCT Industrial Trust Incorporated «	617,720	4,558,774
DDR Corporation «	174,504	3,046,840
Derwent Valley Holdings plc	8,011	289,522
Dexus Property Group	914,608	958,216
DiamondRock Hospitality	429,033	4,080,104
Douglas Emmett Incorporated	293,340	7,477,237
Duke Realty Corporation	235,700	3,905,549
EastGroup Properties Incorporated	58,975	3,465,961
Emlak Konut GYO AS	155,837	255,542
EPR Properties	102,779	5,387,675
Equity Lifestyle Properties Incorporated	77,525	5,982,604
Essex Property Trust Incorporated «	29,709	4,668,472
Eurocommercial Properties NV	3,156	125,398
Extra Space Storage Incorporated	207,600	8,696,364
Federal Realty Investment Trust	51,501	5,549,233
Federation Centres	271,491	643,526
Fonciere des Regions	3,297	278,841
Franklin Street Properties Corporation	165,548	2,254,764
Frontier Real Estate Investment Corporation	45	414,058
Fukuoka REIT Corporation «	20	152,110
Gecina SA	2,316	281,886
General Growth Properties Incorporated	59,900	1,229,747
Global One Real Estate Investment Corporation	18	102,935
Goodman Group	267,328	1,304,701
Goodman Property Trust	167,387	147,674
GPT Group	304,105	1,126,238
Granite Real Estate Investment Trust	4,243	156,624

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
REITs (continued)
Great Portland Estates plc	28,410	$237,857
H&R REIT	11,358	253,179
Hammerson plc	65,021	504,173
Hankyu REIT Incorporated	23	122,115
Hatteras Financial Corporation	217,187	5,607,768
HCP Incorporated	54,104	2,563,448
Health Care REIT Incorporated	31,102	2,115,869
Healthcare Realty Trust Incorporated	200,182	5,326,843
Heiwa Real Estate REIT Incorporated	149	100,333
Home Properties Incorporated	102,005	6,198,844
Hospitality Properties Trust	306,221	8,935,529
Icade SA	2,399	216,251
Industrial & Infrastructure Fund Investment Corporation	24	222,637
ING Office Fund	109,870	334,478
Invesco Mortgage Capital Incorporated	288,000	5,371,200
Japan Excellent Incorporated	33	189,840
Japan Hotel REIT Investment Corporation	337	131,610
Japan Logistics Fund Incorporated	29	267,946
Japan Prime Realty Investment Corporation	149	462,889
Japan Real Estate Investment Corporation	113	1,112,596
Japan Rental Housing Investment Incorporated	139	95,649
Japan Retail Fund Investment Corporation	395	749,884
Kenedix Realty Investment	52	199,840
Keppel REIT	185,010	207,852
Kilroy Realty Corporation «	151,095	7,994,436
Kimco Realty Corporation «	291,880	6,465,142
Kiwi Income Property Trust	157,106	149,787
KLCC Property Holdings Bhd	105,300	231,055
Klepierre	9,609	413,667
Land Securities Group plc	73,977	1,043,492
LaSalle Hotel Properties	215,600	5,691,840
Lexington Corporate Properties Trust	399,558	5,030,435
Liberty International plc	63,855	327,367
Liberty Property Trust	87,032	3,531,759
Mack-Cali Realty Corporation «	58,808	1,558,412
Macquarie Countrywide Trust	49,784	195,148
Macquarie MEAG Prime REIT	254,000	174,433
Mapletree Logistics Trust	273,846	261,842
Medical Properties Trust Incorporated	333,600	4,950,624
Mercialys SA	3,326	75,206
MFA Mortgage Investments Incorporated	785,743	6,898,824
MID REIT Incorporated	33	75,190
Mid-America Apartment Communities Incorporated «	84,150	5,719,676
Mirvac Group	603,654	962,199
Mori Hills REIT Corporation	52	306,164
Mori Trust Sogo REIT Incorporated	33	261,240
National Retail Properties Incorporated «	258,654	9,277,919
Nippon Accommodations Fund Incorporated	38	236,969
Nippon Building Fund Incorporated	126	1,295,806
Nomura Real Estate Office Fund	52	295,098
Nomura Real Estate Residential REIT	25	128,326
Omega Healthcare Investors Incorporated «	252,274	8,176,200
ORIX JREIT Incorporated	275	296,036
Parkway Life REIT	64,000	125,550
Piedmont Office Realty Trust Incorporated «	118,700	2,254,113
Plum Creek Timber Company	118,200	5,638,140
Post Properties Incorporated	108,346	5,178,939
Premier Investment Company	43	167,189
Public Storage Incorporated	35,597	5,403,625
Rayonier Incorporated	91,369	5,061,843
Realty Income Corporation «	141,280	6,421,176
Redwood Trust Incorporated	179,371	3,436,748
Regency Centers Corporation	63,983	3,301,523
RioCan REIT	14,088	373,687
Ryman Hospitality Properties Incorporated «	105,909	4,052,078

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Segro plc	77,485	$326,528
Sekisui House SI Investment Corporation	25	117,057
Senior Housing Properties Trust	419,889	10,854,131
Shaftesbury plc	24,082	224,437
Shopping Centres Australasia Property Group †	107,532	173,409
Silver Bay Realty Trust Corporation «	33,426	595,986
Simon Property Group Incorporated	78,186	13,013,278
SL Green Realty Corporation	72,000	6,262,560
Societe Immobiliere de Location Pour L’industrie et le Commerce	577	68,092
Starwood Property Trust Incorporated	360,800	9,153,496
Stockland Australia	404,430	1,402,547
Sunstone Hotel Investors Incorporated †	348,546	4,203,465
Suntec REIT	384,000	523,368
Tanger Factory Outlet Centers Incorporated	189,600	6,537,408
Taubman Centers Incorporated	49,473	3,986,534
The Link REIT	441,780	2,278,469
The Macerich Company	108,828	7,064,025
Tokyu REIT Incorporated	30	174,380
Top REIT Incorporated	29	129,649
Two Harbors Investment Corporation	776,000	8,559,280
UDR Incorporated «	182,100	4,437,777
Unibail-Rodamco SA	8,109	1,994,632
United Urban Investment Corporation	404	518,202
Vastned Retail NV	1,059	46,826
Washington Real Estate Investment Trust «	145,875	4,058,243
Weingarten Realty Investors	81,800	2,607,784
Wereldhave NV	2,570	182,541
Westfield Group	383,333	4,207,481
Westfield Retail Trust	555,484	1,630,130
Weyerhaeuser Company	65,100	1,941,282
WP Carey Incorporated «	41,800	2,831,532
		424,694,150

Thrifts & Mortgage Finance : 0.32%
Capitol Federal Financial Incorporated	305,315	3,624,089
Genworth Mortgage Insurance Canada Incorporated	2,068	48,611
Home Capital Group Incorporated	2,379	121,755
Housing Development Finance Corporation Limited	346,541	5,455,024
Hudson City Bancorp Incorporated	336,261	2,858,219
LIC Housing Finance Limited	56,590	256,110
New York Community Bancorp Incorporated «	314,838	4,118,081
Ocwen Financial Corporation †	92,900	3,974,262
People’s United Financial Incorporated «	245,941	3,384,148
Washington Federal Incorporated	230,909	4,038,598
		27,878,897

Health Care : 8.97%
Biotechnology : 1.72%
Acorda Therapeutics Incorporated †	78,742	2,633,920
Actelion Limited	11,077	661,652
Alexion Pharmaceuticals Incorporated †	48,208	4,702,208
Algeta ASA †	6,224	242,232
Amgen Incorporated	91,082	9,156,473
Ariad Pharmaceuticals Incorporated «†	362,000	6,639,080
Basilea Pharmaceuticals Limited	184	13,817
Biocon Limited	8,634	41,317
Biogen IDEC Incorporated †	59,207	14,061,070
BioMarin Pharmaceutical Incorporated †	106,497	6,677,362
Biota Pharmaceuticals Incorporated	2,053	7,432
Celgene Corporation †	104,862	12,966,186
Cepheid Incorporated «†	131,954	4,586,721

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
CK Life Sciences International Holdings Incorporated	702,000	$62,099
CSL Limited	92,150	5,243,388
Cubist Pharmaceuticals Incorporated «†	130,900	7,192,955
Elan Corporation plc	41,387	519,186
Genmab AS †	1,600	56,987
Gilead Sciences Incorporated †	381,200	20,767,776
Green Cross Corporation	1,150	137,506
Grifols SA	14,254	521,938
Grifols SA B Shares	5,215	142,342
Incyte Corporation «†	270,000	5,985,900
Lonza Group AG	5,820	431,876
Medivation Incorporated «†	147,900	7,182,024
Mesoblast Limited «†	31,890	190,664
Nicox SA †	1,380	4,599
Novozymes A/S B Shares	23,343	808,425
Onyx Pharmaceuticals Incorporated «†	56,737	5,415,547
PDL BioPharma Incorporated «	321,068	2,648,811
Pharmacyclics Incorporated †	40,000	3,665,600
Prothena Corporation plc †	1,009	10,029
Regeneron Pharmaceutical Incorporated †	19,113	4,622,861
Savient Pharmaceuticals Incorporated †	2,670	1,469
Seattle Genetics Incorporated «†	206,200	7,076,784
Takara Bio Incorporated «	6,300	200,557
United Therapeutics Corporation «†	37,105	2,466,369
Valneva SE †	613	4,244
Vertex Pharmaceuticals Incorporated †	172,638	13,864,558
Zeltia SA †	7,262	16,340
		151,630,304

Health Care Equipment & Supplies : 1.45%
Abbott Laboratories	190,494	6,985,415
Alere Incorporated †	166,864	4,268,381
Align Technology Incorporated «†	57,600	2,059,200
Ansell Limited	25,765	424,522
Baxter International Incorporated	66,000	4,641,780
bioMerieux SA	1,765	169,141
Biosensors International Group Limited †	247,000	232,678
Boston Scientific Corporation †	983,300	9,085,692
C.R. Bard Incorporated	60,394	6,226,017
CareFusion Corporation †	158,958	5,841,707
Cochlear Limited	10,052	618,904
Coloplast Class B	10,575	604,728
Cooper Companies Incorporated	38,408	4,340,488
DiaSorin SpA	1,623	64,631
Edwards Lifesciences Corporation †	91,891	6,107,076
Elekta AB Class B	35,308	537,014
Essilor International SA Cie Generale d’Optique «	19,946	2,194,551
Fisher & Paykel Healthcare Corporation	83,434	206,965
Fresenius SE & Company KGaA	12,083	1,431,324
Fukuda Denshi Company Limited	2,200	85,660
Gerresheimer AG	3,694	220,367
Getinge AB	18,499	552,853
GN Store Nord	17,550	335,940
Golden Meditech Company Limited	40,467	5,341
Haemonetics Corporation «†	102,892	4,247,382
Hogy Medical Company Limited	2,000	111,077
IDEXX Laboratories Incorporated «†	43,837	3,613,922
Intuitive Surgical Incorporated †	9,942	4,946,443
JEOL Limited	15,000	74,477
Medtronic Incorporated	122,623	6,254,999
Nagaileben Company Limited	8,000	120,217
Nakanishi Incorporated	1,300	171,319
Nihon Kohden Corporation	8,300	296,869
Nikkiso Company Limited	14,000	184,511

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Nipro Corporation	22,400	$279,533
Nobel Biocare Holding AG «	14,841	180,576
Olympus Corporation †	48,700	1,446,130
Olympus Corporation ADR †	3,365	102,641
Paramount Bed Holdings Company Limited	3,500	114,546
Phonak Holding AG	4,488	492,796
ResMed Incorporated «	112,751	5,412,048
Shandong Weigao Group Medical Class H	404,000	506,168
Sirona Dental Systems Incorporated †	113,081	8,021,966
Smith & Nephew plc	83,542	977,078
St. Jude Medical Incorporated	34,400	1,487,112
Steris Corporation	128,312	5,817,666
Straumann Holding AG «	989	135,526
Tecan Group AG	803	71,292
Teleflex Incorporated «	81,431	6,378,490
Terumo Corporation	34,700	1,708,122
Thoratec Corporation †	117,130	3,650,942
TOA Medical Electronics Company	15,100	990,647
Top Glove Corporation Bhd	104,900	215,961
Varian Medical Systems Incorporated †	86,276	5,781,355
Volcano Corporation «†	107,500	2,053,250
West Pharmaceutical Services Incorporated	68,033	4,663,662
William Demant Holding A/S †	3,503	279,146
		128,028,244

Health Care Providers & Services : 1.69%
Aetna Incorporated	76,577	4,623,719
Alfresa Holdings Corporation	10,400	540,421
AS ONE Corporation	2,400	52,583
Bangkok Chain Hospital PCL	737,887	231,542
Bangkok Dusit Medical Services PCL	64,400	359,491
Brookdale Senior Living Incorporated †	195,200	5,533,920
Bumrungrad Hospital PCL	28,900	79,230
Cardinal Health Incorporated	40,900	1,920,664
Catamaran Corporation—Canada Exchange †	19,135	938,709
Celesio AG	9,643	198,146
Centene Corporation †	105,532	5,223,834
Chemed Corporation «	38,351	2,685,337
CIGNA Corporation	34,280	2,327,612
CML Healthcare Incorporated	5,496	40,342
Community Health Systems Incorporated «	65,900	3,174,403
DaVita Incorporated †	66,792	8,286,883
Express Scripts Holding Corporation †	204,955	12,731,805
Fresenius Medical Care AG & Company KGaA «	19,133	1,298,987
HCA Holdings Incorporated	32,463	1,268,005
Health Management Associates Incorporated Class A †	565,253	7,794,839
Health Net Incorporated †	178,400	5,685,608
Henry Schein Incorporated «†	70,082	6,748,196
Humana Incorporated	18,969	1,532,316
IHH Healthcare Bhd †	615,700	793,360
Laboratory Corporation of America Holdings †	73,071	7,269,834
Life Healthcare Group Holdings Limited	235,988	857,929
Lifepoint Hospitals Incorporated †	105,897	5,266,258
Magellan Health Services Incorporated †	55,057	3,000,607
McKesson Corporation	57,500	6,546,950
Medi-Clinic Corporation	66,427	476,122
Mediceo Paltac Holdings Company Limited	42,100	561,362
MEDNAX Incorporated «†	100,828	9,359,863
Message Company Limited	22	56,919
Miraca Holdings Incorporated	11,100	479,003
Network Healthcare Holdings Limited	257,207	598,159
Nichii Gakkan Company	7,200	65,927
Omnicare Incorporated	76,205	3,507,716
Orpea	3,644	169,994

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Owens & Minor Incorporated «	138,900	$4,747,602
Patterson Companies Incorporated	60,500	2,364,340
Pharmaniaga Bhd	7,068	11,312
Primary Health Care Limited	86,720	421,710
Ramsay Health Care Limited	24,522	810,471
Rhoen Klinikum AG	9,680	208,019
Ryman Healthcare Limited	72,433	378,219
Ship Healthcare Holdings Incorporated	6,600	238,399
Sigma Pharmaceuticals Limited	257,710	196,520
Sinopharm Group Company Limited	177,600	478,561
Sonic Healthcare Limited	69,727	945,620
Southern Cross Healthcare Limited †(a)	2,071	0
Suzuken Company Limited	16,200	513,373
Toho Pharmaceutical	12,300	220,623
TOKAI Corporation	2,600	67,366
United Drug plc	34,039	169,483
UnitedHealth Group Incorporated	124,500	7,797,435
Universal Health Services Class B	63,600	4,397,304
VCA Antech Incorporated †	194,000	4,958,640
Vital KSK Holdings Incorporated	9,000	65,685
WellCare Health Plans Incorporated †	86,000	4,484,040
WellPoint Incorporated	36,300	2,794,011
		148,555,328

Health Care Technology : 0.25%
athenahealth Incorporated «†	72,163	6,101,382
Cerner Corporation «†	116,162	11,416,401
HMS Holdings Corporation «†	173,279	4,314,647
		21,832,430

Life Sciences Tools & Services : 0.60%
Bio-Rad Laboratories Incorporated Class A †	40,067	4,554,817
Covance Incorporated «†	43,937	3,276,821
Divi’s Laboratories Limited	12,947	224,077
Furiex Pharmaceuticals Incorporated †	4,299	158,934
Illumina Incorporated †	97,257	6,839,112
Mettler-Toledo International Incorporated †	24,160	5,273,162
Nordion Incorporated	2,000	15,606
Parexel International Corporation †	115,200	5,263,488
PerkinElmer Incorporated	254,000	7,955,280
QIAGEN NV †	22,655	420,155
TECHNE Corporation	68,896	4,582,273
Thermo Fisher Scientific Incorporated	88,300	7,796,890
Waters Corporation †	67,365	6,514,869
		52,875,484

Pharmaceuticals : 3.26%
Abbvie Incorporated	191,438	8,172,488
Actavis Incorporated †	101,740	12,543,525
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	75,904	7,551,689
Almirall SA	1,065	12,917
Aspen Pharmacare Holdings Limited	71,157	1,464,079
Astellas Pharma Incorporated	89,000	4,544,888
AstraZeneca plc	119,566	6,117,499
Bayer AG	73,443	7,848,659
Bristol-Myers Squibb Company	198,877	9,150,331
BTG plc †	29,198	157,694
Cadila Healthcare Limited	9,434	129,330
Cardiome Pharma Corporation †	781	1,582
Celltrion Incorporated	17,094	569,574

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
China Shineway Pharmaceutical Group Limited	47,000	$90,077
Chugai Pharmaceutical Company Limited	41,100	823,420
Cipla Limited India	66,901	438,146
Daiichi Sankyo Company Limited	129,400	2,124,497
Dainippon Sumitomo Pharma Company Limited	32,900	454,525
Dong A Pharmaceutical Company Limited	643	71,121
Dong-A ST Company Limited †	1,090	137,492
Dr. Reddys Laboratories Limited	17,225	635,369
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	77,758
Eisai Company Limited	51,300	1,968,858
Eli Lilly & Company	120,800	6,421,728
Endo Pharmaceuticals Holdings Incorporated †	80,761	2,931,624
Faes Farma SA †	413	1,114
Faes Farma SA	10,346	27,761
Financiere de Tubize	2,881	133,759
Fuso Pharmaceutical Industries Limited	16,000	55,901
Galenica AG	419	270,174
GlaxoSmithKline Pharmaceuticals Limited	4,235	187,293
GlaxoSmithKline plc	470,403	12,170,817
Glenmark Pharmaceuticals Limited	35,144	366,443
H. Lundbeck A/S	7,172	138,418
Haw Par Corporation Limited	27,500	163,040
Hikma Pharmaceuticals plc	10,618	156,111
Hisamitsu Pharmaceutical Company Incorporated	15,000	733,783
Hua Han Bio-Pharmaceutical Holdings Limited	158,976	46,193
Ipsen	2,572	92,965
Jazz Pharmaceuticals plc «†	99,029	6,731,001
Johnson & Johnson Services Incorporated	334,976	28,198,280
Kaken Pharmaceutical Company Limited	17,000	248,003
Kissei Pharmaceutical Company Limited	7,200	143,689
Kyorin Company Limited	14,000	308,679
Kyowa Hakko Kogyo Company Limited	54,000	603,139
Lupin Limited	30,584	397,867
Meda AB Class A	25,008	321,365
Merck & Company Incorporated	362,558	16,931,459
Merck KGaA	6,246	988,579
Mochida Pharmaceutical Company Limited	15,000	188,816
Mylan Laboratories Incorporated †	288,000	8,778,240
Nichi-Iko Pharmaceutical Company Limited	6,700	147,063
Nicholas Piramal India Limited	18,361	174,053
Nippon Shinyaku Company Limited	12,000	190,483
Novartis AG	259,161	18,564,219
Novo Nordisk A/S Class B	41,534	6,731,732
Ono Pharmaceutical Company Limited	20,400	1,418,581
Orion Oyj Class A	3,628	90,255
Orion Oyj Class B	8,702	214,182
Otsuka Holdings Company Limited	98,700	3,166,125
Perrigo Company «	70,313	8,149,980
Pfizer Incorporated	861,450	23,457,284
Pharmaxis Limited †	22,924	3,376
PT Kalbe Farma Tbk	4,452,500	657,239
Questcor Pharmaceuticals Incorporated «	116,300	3,973,971
Ranbaxy Laboratories Limited †	34,908	231,549
Recordati SpA	6,569	69,529
Richter Gedeon plc	3,533	547,574
Roche Holding AG	2,539	628,868
Roche Holding AG Genusschein	67,282	16,681,656
Rohto Pharmaceutical Company Limited	21,000	304,836
Salix Pharmaceuticals Limited †	104,433	6,335,950
Sanofi ADR	9,844	522,618
Sanofi-Aventis SA	110,160	11,746,158
Santen Pharmaceutical Company Limited	15,600	624,726
Sawai Pharmaceutical Company Limited	2,800	307,557
Seikagaku Corporation	7,900	96,341
Shionogi & Company Limited	60,700	1,134,812

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Shire Limited plc	53,872	$1,773,155
Sihuan Pharmaceutical Holdings Group limited	563,000	342,668
Stada Arzneimittel AG «	5,207	227,710
Sun Pharmaceutical Industries Limited	80,181	1,482,110
Taisho Pharmaceutical Holding Company Limited	12,000	803,631
Takeda Pharmaceutical Company Limited	134,900	5,979,081
Tanabe Seiyaku Company Limited	46,800	596,077
Teva Pharmaceutical Industries Limited	90,328	3,460,116
The United Laboratories International Holdings Limited †	52,500	19,801
Towa Pharmaceutical Company Limited	1,900	81,744
Triyards Holdings Limited †	7,100	4,105
Tsumura & Company	13,600	388,244
UCB SA	9,628	523,812
Valeant Pharmaceuticals International Incorporated †	27,557	2,535,483
Viropharma Incorporated «†	131,400	3,613,500
VIVUS Incorporated «†	197,000	2,895,900
Warner Chilcott Limited	127,300	2,444,160
Yuhan Corporation	1,877	306,498
Zeria Pharmaceutical Company Limited	6,000	84,129
Zoetis Incorporated	21,400	684,800
		287,239,200

Industrials : 12.00%
Aerospace & Defense : 1.54%
Alliant Techsystems Incorporated	71,900	5,645,588
B/E Aerospace Incorporated †	83,300	5,284,552
BAE Systems plc	307,386	1,879,061
Bharat Electronics Limited	2,301	53,232
Bombardier Incorporated Class A	12,300	56,117
Bombardier Incorporated Class B	143,159	648,997
CAE Incorporated	24,800	256,193
Chemring Group plc	8,445	36,236
Cobham plc	107,360	463,423
Curtiss-Wright Corporation	105,000	3,817,800
DigitalGlobe Incorporated †	144,000	4,353,120
Elbit Systems Limited	1,785	76,675
Esterline Technologies Corporation †	61,560	4,517,888
European Aeronautic Defence & Space Company NV «	45,931	2,644,732
Exelis Incorporated	413,372	5,022,470
Finmeccanica SpA †	34,904	192,759
General Dynamics Corporation	39,726	3,062,875
Hexcel Corporation †	198,800	6,912,276
Hong Kong Aircraft Engineering Company Limited	10,000	140,254
Huntington Ingalls Industries Incorporated	98,500	5,439,170
L-3 Communications Holdings Incorporated	64,300	5,471,287
Lockheed Martin Corporation	32,000	3,386,560
Meggitt plc	74,920	602,817
MTU Aero Engines Holdings	4,407	442,675
Northrop Grumman Corporation	28,351	2,335,839
Precision Castparts Corporation	36,196	7,743,048
QinetiQ plc	51,946	146,019
Raytheon Company	39,000	2,598,960
Rockwell Collins Incorporated «	97,700	6,326,075
Rolls-Royce Holdings plc	179,299	3,252,330
Rolls-Royce Holdings plc Preference C Shares †(a)	21,336,581	32,419
Saab AB	5,318	109,666
Safran SA «	23,164	1,231,269
Singapore Technologies Engineering Limited	264,000	852,493
Spirit AeroSystems Holdings Incorporated †	242,900	5,249,069
Teledyne Technologies Incorporated †	75,154	5,803,392
Textron Incorporated «	213,300	5,750,568
Thales SA «	9,751	473,283
TransDigm Group Incorporated	36,040	5,265,444

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
Triumph Group Incorporated	99,400	$7,718,410
Ultra Electronics Holdings	5,405	143,557
United Technologies Corporation	210,359	19,963,069
Zodiac Aerospace SA	3,466	456,569
		135,858,236

Air Freight & Logistics : 0.59%
Bollore Investissement	935	393,199
C.H. Robinson Worldwide Incorporated	128,323	7,274,631
Deutsche Post AG	84,258	2,123,290
Expeditors International of Washington Incorporated	166,456	6,496,778
FedEx Corporation	72,200	6,955,748
Forward Air Corporation	58,500	2,268,045
Freightways Limited	37,588	127,128
Glovis Company Limited	4,581	745,229
Goodpack Limited	41,000	53,361
Hub Group Incorporated Class A †	70,701	2,567,153
Kintetsu World Express Incorporated	4,600	175,806
Mainfreight Limited	9,747	79,948
Oesterreichische Post AG	4,954	202,716
Panalpina Welttransport Holdings AG	1,522	152,240
PostNL †	25,238	68,410
Singapore Post Limited	260,000	269,372
The Shibusawa Warehouse Company Limited	12,000	48,306
TNT Express NV	39,594	304,497
Toll Holdings Limited	126,473	580,780
United Parcel Service Incorporated Class B	179,100	15,384,690
UTI Worldwide Incorporated «	238,107	3,769,234
Yamato Holdings Company Limited	82,700	1,518,470
		51,559,031

Airlines : 0.39%
Air China	534,000	439,070
Air France-KLM †	16,025	154,207
Airasia Bhd	365,000	375,928
Alaska Air Group Incorporated †	139,898	7,949,004
All Nippon Airways Company Limited	215,000	451,239
Asiana Airlines †	21,610	107,432
Cathay Pacific Airways Limited	167,000	309,826
China Airlines †	594,775	240,455
Chorus Aviation Incorporated	63	146
Delta Air Lines Incorporated †	677,700	12,205,377
Deutsche Lufthansa AG	24,014	515,216
easyJet plc	22,179	422,622
Eva Airways Corporation †	355,165	218,754
International Consolidated Airlines Group SA-London Exchange †	72,922	306,628
Korean Air Lines Company Limited †	7,869	255,395
LAN Airlines SA	70,075	1,256,553
Malaysian Airline System Bhd †	230,670	28,223
Qantas Airways Limited †	203,671	308,087
Ryanair Holdings plc ADR	16,200	791,208
SAS AB †	22,716	48,696
Singapore Airlines Limited	90,200	764,277
Thai Airways International PCL	76,300	84,428
Turk Hava Yollari Anonim Ortakligi	129,399	599,670
US Airways Group Incorporated «†	357,600	6,283,032
Virgin Australia Holdings Limited †	177,317	79,445
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	269,904
		34,464,822

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Building Products : 0.44%
A.O. Smith Corporation	154,400	$6,052,480
Aica Kogyo Company Limited	12,200	228,037
Asahi Glass Company Limited	228,000	1,622,747
Assa Abloy AB Class B	30,983	1,241,738
Bunka Shutter Company Limited	12,000	75,102
Central Glass Company Limited	41,000	126,271
Compagnie de Saint-Gobain	42,211	1,833,286
Daikin Industries Limited	56,300	2,441,113
Dynasty Ceramic PCL	101,100	196,189
Fortune Brands Home & Security Incorporated	130,441	5,515,045
Geberit AG	3,718	925,543
GWA International Limited	48,362	97,930
Hastie Group Limited †(a)	2,554	0
Hills Industries Limited	20,176	19,792
JS Group Corporation	55,900	1,332,537
KCC Corporation	1,033	311,872
Kingspan Group plc	16,453	202,663
Lennox International Incorporated	91,058	5,826,801
Lindab International AB	10,324	83,561
Nibe Industrier AB B Shares NPV	13,413	222,077
Nichias Corporation	22,000	140,829
Nippon Sheet Glass Company Limited †	171,000	179,131
Nitto Boseki Company Limited	38,000	118,102
Noritz Corporation	8,300	135,504
Rockwool International AS A Shares	500	67,498
Rockwool International AS B Shares	400	54,521
Rovese SA †	79,290	36,610
Sankyo Tateyama Incorporated	4,600	99,875
Sanwa Shutter Corporation	45,000	237,112
Sekisui Jushi Corporation	6,000	74,848
SIG plc	78,253	207,746
Simpson Manufacturing Company Incorporated	91,100	2,666,497
Taikisha Limited	8,000	176,965
Taiwan Glass Industrial Corporation	343,581	332,196
Takara Standard Company Limited	24,000	160,846
Takasago Thermal Engineering Company	13,300	108,366
TOTO Limited	64,000	661,278
Trakya Cam Sanayi AS	30,523	50,024
Uponor Oyj	2,800	43,816
USG Corporation †	177,400	4,848,342
Vanachai Group PCL	331,800	40,331
Wienerberger AG	10,742	134,683
		38,929,904

Commercial Services & Supplies : 1.03%
ABM Industries Incorporated	115,674	2,796,997
Aeon Delight Company Limited	8,900	163,313
Aggreko plc	25,249	679,131
Asahi Holdings Incorporated	8,000	133,698
Avery Dennison Corporation «	70,500	3,066,750
Babcock International Group plc	33,488	587,291
Brambles Limited	295,290	2,572,254
Brink’s Company	104,900	2,814,467
Bureau Veritas SA «	5,895	681,332
Cabcharge Australia Limited	26,928	102,301
Capita plc	61,090	890,004
Cintas Corporation «	75,100	3,428,691
Clean Harbors Incorporated «†	105,204	6,017,669
Copart Incorporated †	84,990	2,922,806
Dai Nippon Printing Company Limited	124,000	1,055,556
Daiseki Company Limited	6,700	109,282
Davis Service Group plc	15,297	176,393
De La Rue plc	11,470	165,352
Deluxe Corporation «	111,438	4,167,781

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
Downer EDI Limited	78,336	$276,049
Duskin Company Limited	11,300	198,556
Edenred	13,908	442,222
G4S plc	126,965	477,347
Gategroup Holding AG †	1,692	35,388
Hays plc	95,742	135,465
Herman Miller Incorporated	134,100	3,769,551
HNI Corporation «	98,700	3,629,199
HomeServe plc	13,090	52,062
Intertek Group plc	15,050	731,658
Intrum Justitia AB	10,031	210,351
Itoki Corporation	1,000	5,162
K-Green Trust	25,027	21,187
Kaba Holding	280	109,804
KEPCO Plant Service & Engineering Company Limited	3,274	164,141
Kokuyo Company Limited	21,900	152,100
Kyodo Printing Company Limited	6,000	17,635
Loomis AB	8,827	170,510
Marfin Investment Group SA †	31,243	12,991
Matsuda Sangyo Company Limited	1,800	21,240
MEITEC Corporation	7,200	168,199
Michael Page International plc	20,623	119,783
Mineral Resources Limited	28,990	248,104
MITIE Group plc	40,984	161,211
Mitsubishi Pencil Company Limited	5,700	103,806
Moshi Moshi Hotline Incorporated	8,300	91,765
Nippon Kanzai Company Limited	500	7,377
Nissha Printing Company Limited «†	7,200	126,007
Okamura Corporation	20,000	122,945
Oyo Corporation	3,900	58,362
Park24 Company Limited	21,100	391,909
Pilot Corporation	29	93,319
Pitney Bowes Incorporated «	142,000	2,084,560
PMP Limited †	14,400	4,211
Poyry Oyj †	835	4,569
Programmed Maintenance Services Limited	9,887	22,616
Progressive Waste Solutions Limited	12,017	279,923
Prosegur Compania de Seguridad SA	26,730	148,697
Randstad Holdings NV	9,220	395,023
Regus plc	55,194	139,335
Relo Holdings Incorporated	2,000	88,400
Rentokil Initial plc	173,799	237,211
Republic Services Incorporated	35,700	1,217,370
Ritchie Bros Auctioneers Incorporated «	6,229	128,575
Rollins Incorporated	53,000	1,338,780
RPS Group plc	38,863	123,596
RR Donnelley & Sons Company «	395,800	5,252,266
S1 Corporation Incorporated (Korea)	5,118	294,183
SAI Global Limited	30,724	112,295
Salmat Limited	5,981	11,420
Sato Corporation	7,500	137,568
Savills plc	10,369	93,504
Secom Company Limited	40,800	2,057,480
Securitas AB	25,461	232,539
SEEK Limited	58,955	571,592
Serco Group plc	48,699	450,920
SGS SA	519	1,162,991
Shanks Group plc	6,285	8,131
Societe BIC SA	2,766	294,497
Sohgo Security Services Company Limited	15,700	254,167
Stericycle Incorporated †	68,431	7,510,987
Suez Environnement Company SA	28,095	361,769
Taiwan Secom Company Limited	64,000	153,319
Teleperformance	6,361	299,396
Temp Holdings Company Limited	5,500	127,427

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech Incorporated †	127,300	$3,509,661
Tomra Systems ASA	7,776	69,563
Toppan Forms Company Limited	6,500	56,438
Toppan Printing Company Limited	124,000	807,107
Transcontinental Incorporated Class A	3,424	40,688
Transfield Services Limited	84,761	74,235
Transpacific Industries Group Limited †	162,245	136,988
Uchida Yoko Company Limited	2,000	5,038
United Stationers Incorporated «	92,300	3,185,273
USG People NV	2,957	22,604
Waste Connections Incorporated	248,648	10,005,596
Waste Management Incorporated	52,253	2,190,968
		90,559,949

Construction & Engineering : 0.59%
Abengoa SA	2,020	5,659
Abengoa SA B Class	8,080	19,022
Actividades de Construccion y Servicios SA	15,368	429,695
Aecon Group Incorporated	8,690	93,375
Arcadis NV	6,464	180,975
Ausdrill Limited	37,875	45,820
Ausenco Limited	9,573	19,734
Balfour Beatty plc	61,174	214,425
Bilfinger Berger AG	4,408	461,528
Bodycote plc	18,289	151,850
Bouygues SA	15,976	424,366
Budimex SA	489	12,851
Cardno Limited	33,337	170,207
Carillion plc	47,881	185,683
CH Karnchang PCL	184,900	161,845
China Communications Construction Company Limited	1,015,779	947,622
China State Construction International Holdings Limited	316,000	505,564
Chiyoda Corporation	33,000	354,889
Chudenko Corporation	6,500	62,617
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	617,580
Comsys Holdings Corporation	25,400	308,745
CTCI Corporation	123,000	252,485
Daelim Industrial Company Limited	5,332	443,098
Daewoo Engineering & Construction Company Limited †	31,654	219,249
Dialog Group Bhd	359,032	346,772
Doosan Heavy Industries & Construction Company Limited	13,384	551,724
Eiffage SA	4,842	227,223
EMCOR Group Incorporated	132,432	5,264,172
FLSmidth & Company A/S	5,428	270,794
Fluor Corporation	127,700	8,071,917
Fomento de Construcciones y Contratas SA	2,658	26,822
Gamuda Bhd	314,200	489,189
GMR Infrastructure Limited †	111,348	40,999
Granite Construction Incorporated «	81,700	2,521,262
GS Engineering & Construction Corporation	8,962	262,305
Hellenic Technodomiki Tev SA †	6,620	18,794
Henderson Investments Limited	18,000	1,412
Hibiya Engineering Limited	6,000	56,261
HKC Holdings Limited	217,196	7,256
Hochtief AG	4,214	294,035
Housing & Construction Holdings Limited	10,493	23,095
Hyundai Development Company	13,643	321,879
Hyundai Engineering & Construction Company Limited	15,750	845,240
IJM Corporation Bhd	221,620	408,662
Imtech NV «†	9,742	117,362
Interchina Holdings Company †	960,000	53,007
Interserve plc	12,112	89,404
IRB Infrastructure Developers Limited	22,390	47,143
Italian-Thai Development PCL †	82,400	22,182

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
JGC Corporation	50,000	$1,658,897
Kajima Corporation	203,000	593,132
Kandenko Company Limited	21,000	86,570
KBR Incorporated	104,400	3,768,840
KEPCO Engineering & Construction Company Incorporated	1,785	130,016
Kier Group plc «	2,848	53,452
Kinden Corporation	32,000	255,890
Koninklijke Bam Groep NV	28,406	140,286
Koninklijke Boskalis Westminster NV	6,958	275,927
Kumho Industrial Company Limited †	3,489	57,599
Kyowa Exeo Corporation	21,600	238,962
Kyudenko Corporation	10,000	42,299
Lanco Infratech Limited †	198,580	32,527
Larsen & Toubro Limited	28,137	695,633
Larsen & Toubro Limited SP GDR	5,341	134,166
Leighton Holdings Limited	28,368	470,815
Macmahon Holdings Limited	139,645	23,573
Maeda Corporation	31,000	133,866
Maeda Road Construction Company Limited	12,000	158,380
Malaysia Marine and Heavy Engineering	135,600	139,047
Malaysian Resources Corporation Bhd †	265,450	149,352
Mirait Holdings Corporation	21,600	194,802
Monadelphous Group Limited «	17,086	256,468
NCC AB	8,600	205,365
Nippo Corporation	8,000	103,510
Nippon Densetsu Kogyo Company Limited	8,000	83,938
Nippon Koei Company Limited	7,000	26,152
Nishimatsu Construction Company Limited	77,000	156,245
Obayashi Corporation	135,000	651,751
Obrascon Huarte Lain SA	3,542	129,996
Okumura Corporation	38,000	136,777
Orascom Construction Industries †	19,126	638,542
Outotec Oyj «	15,988	213,537
Peab AB	21,523	111,364
Penta-Ocean Construction Company Limited	55,000	133,773
Polimex Mostostal SA †	86,564	11,844
Power Line Engineering PCL	244,400	32,452
Punj Lloyd Limited	22,537	17,132
PYI Corporation Limited	111,318	2,796
Quanta Services Incorporated †	171,000	4,851,270
Sacyr Vallehermoso SA †	7,402	20,308
Samsung Engineering Company Limited	7,013	587,362
Sanki Engineering Company Limited	10,000	59,132
Shimizu Corporation	138,000	486,694
Sho-Bond Holdings Company Limited	4,700	172,764
Sino Thai Engineering & Construction PCL	374,528	303,086
Skanska AB	34,816	618,333
SNC-Lavalin Group Incorporated	14,400	567,111
Socam Development Limited	34,063	45,098
Strabag SE	1,052	22,680
Taihei Dengyo Kaisha Limited	7,000	42,467
Taisei Corporation	216,000	677,987
Tekfen Holding A/S	41,044	152,044
Toa Corporation †	31,000	43,235
Toda Corporation	49,000	131,433
Toenec Corporation	9,000	39,522
Tokyo Energy & Systems Incorporated	1,000	4,069
Tokyu Construction Company Limited †	17,380	39,412
Toshiba Plant Systems & Services Corporation	6,000	86,415
Totetsu Kogyo Company Limited	5,900	88,227
Toyo Engineering Corporation	28,000	134,942
United Construction Group Limited	30,880	208,394
United Engineers	59,000	134,113
Vinci SA «	57,159	2,931,411
Voltas Limited	51,077	75,614

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
WS Atkins plc	8,888	$118,205
YIT Oyj	11,040	214,484
Yokogawa Bridge Holdings Corporation	8,000	71,710
		51,940,990

Electrical Equipment : 0.93%
ABB Limited	205,224	4,490,279
ABB Limited (India)	14,757	167,323
Acuity Brands Incorporated «	84,722	6,360,081
Alstom SA	20,310	764,412
AMETEK Incorporated	193,468	8,348,144
Bharat Heavy Electricals limited	122,363	432,735
Brady Corporation Class A	104,500	3,400,430
China High Speed Transmission Equipment Group Company Limited †	130,000	66,439
Chiyoda Integre Company Limited	1,900	25,748
Cosel Company Limited	4,900	54,887
Crompton Greaves Limited	60,032	99,585
Daihen Corporation	18,000	69,986
Denyo Company Limited	3,200	41,973
Eaton Corporation plc	56,657	3,742,761
Elswedy Cables Holding Company	9,692	27,811
Emerson Electric Company	87,300	5,016,258
Fuji Electric Holdings Company Limited	123,000	400,181
Fujikura Limited	69,000	241,985
Furukawa Electric Company Limited	135,000	328,873
Futaba Corporation	6,900	85,993
Gamesa Corporation Tecnologica SA	8,248	37,557
General Cable Corporation †	112,400	3,974,464
GrafTech International Limited «†	289,435	2,428,360
GS Yuasa Corporation «	79,000	353,209
Hitachi Cable Limited †	28,000	49,232
Hubbell Incorporated Class B	42,700	4,288,361
Huber & Suhner AG	893	42,257
Idec Corporation	4,700	40,313
Johnson Electric Holdings Limited	219,000	143,449
Legrand SA «	23,684	1,160,724
LS Cable Limited	4,511	280,104
LS Industrial Systems Company Limited	3,641	194,926
Mabuchi Motor Company Limited	5,800	276,960
Mitsubishi Electric Corporation	408,000	3,837,590
Neo Neon Holdings Limited †	163,500	31,388
Nexans SA	1,685	93,642
NGK Insulators Limited	58,000	722,905
Nidec Corporation	24,504	1,660,214
Nippon Signal Company Limited	10,900	80,463
Nissin Electric Company Limited	8,000	49,464
Nitto Kogyo Corporation	9,700	167,284
Nordex AG †	816	6,247
Ormat Industries †	3,095	17,431
Polypore International Incorporated «†	92,900	3,494,898
Prysmian SpA	18,370	391,008
Q-Cells AG †	3,594	131
Regal-Beloit Corporation	90,671	6,121,199
Roper Industries Incorporated	78,345	9,732,016
Sanyo Denki Company Limited	6,000	46,410
Schneider Electric Infrastructure Limited	5,981	7,772
Schneider Electric SA	52,663	4,167,293
SGL Carbon AG «	3,056	112,270
Shihlin Electric	118,000	140,795
Showa Electric Wire †	47,000	41,990
Silitech Technology Corporation	35,029	59,620
Solarworld AG	3,922	3,632
Sumitomo Electric Industries Limited	151,000	1,806,279
Suzlon Energy Limited †	89,769	18,682

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electrical Equipment (continued)
TECO Electric & Machinery Company Limited	303,000	$323,923
Tokai Carbon Company Limited	40,000	119,652
Toyo Tanso Company Limited	1,300	25,464
Ushio Incorporated	25,200	310,992
Vestas Wind Systems AS «†	15,405	224,237
Walsin Lihwa Corporation †	600,000	185,925
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	305,574
		81,742,190

Industrial Conglomerates : 1.09%
3M Company	77,100	8,501,817
Aboitiz Equity Ventures Incorporated	548,400	700,582
Aditya Birla Nuvo Limited	5,674	106,393
Alfa SA de CV	640,700	1,516,732
Alliance Global Group Incorporated	970,700	548,762
Antarchile SA	32,607	468,510
Beijing Enterprises Holdings Limited	104,500	850,767
Berjaya Corporation Bhd	359,200	73,022
Bidvest Group Limited	60,840	1,562,369
Boustead Holdings Bhd	80,800	141,997
CITIC Pacific Limited	268,000	315,116
CJ Corporation	4,217	464,362
Clal Industries and Investments	2,926	11,274
Compagnie Industriali Riunite	19,942	21,556
CSR Limited	79,537	163,544
Danaher Corporation	145,194	8,975,893
DCC plc-London Exchange	9,251	349,532
Discount Investment Corporation †	1,353	5,675
DMCI Holdings Incorporated	161,600	215,384
Dogan Sirketler Grubu Holdings †	170,145	95,942
Doosan Corporation	1,651	205,620
Enka Insaat Ve Sanayi AS	75,824	242,497
Far Eastern Textile Company Limited	844,790	893,375
Gallant Venture Limited †	42,000	11,423
General Electric Company	1,246,007	29,056,883
Hong Leong Asia Limited	11,000	14,765
Hutchison Whampoa Limited	437,000	4,626,267
Jaiprakash Associates Limited	205,052	236,667
Jardine Matheson Holdings Limited	48,069	3,154,536
Jardine Strategic Holdings Limited	39,310	1,571,918
JG Summit Holdings	615,492	668,803
Katakura Industries Company Limited	5,400	74,417
Keihan Electric Railway Company Limited	109,000	426,959
Keppel Corporation Limited	270,051	2,235,292
Koc Holding AS	126,301	714,887
Koninklijke Philips Electronics NV	91,010	2,577,040
LG Corporation	27,849	1,712,175
Miramar Hotel & Investment Company Limited	48,000	65,881
MMC Corporation Bhd	109,200	91,579
NWS Holdings Limited	266,746	464,326
Orkla ASA	72,715	612,235
Quinenco SA	50,608	145,431
Rheinmetall Berlin	3,555	177,116
Samsung Techwin Company Limited	9,105	541,332
San Miguel Corporation	214,380	466,020
SembCorp Industries Limited	165,000	632,031
Shanghai Industrial Holdings Limited	103,000	314,726
Shun Tak Holdings Limited	294,250	157,370
Siemens AG	76,232	8,035,795
Siemens India Limited	21,727	228,598
Sime Darby Bhd	544,140	1,654,521
SK Corporation	6,862	1,067,362
SM Investments Corporation	56,415	1,493,456

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Industrial Conglomerates (continued)
Smiths Group plc	35,162	$731,408
Sonae SGPS SA	93,661	93,549
Thyssenkrupp AG †	36,326	720,392
Tokai Holdings Corporation	26,800	81,545
Toshiba Corporation	806,000	3,792,014
Turk Sise Ve Cam Fabrikalari AS	111,000	187,841
Wendel «	3,495	385,805
Yazicilar Holding A/S	9,222	133,328
		95,786,414

Machinery : 2.80%
Aalberts Industries NV	10,973	248,794
AG Growth International Incorporated	1,000	34,203
AGCO Corporation	68,600	3,805,242
Aida Engineering Limited	11,300	83,606
Airtac International Group	15,000	79,458
Alfa Laval AB	28,699	623,788
Amada Company Limited	76,000	517,931
Andritz AG	7,071	385,026
Asahi Diamond Industrial Company Limited	12,000	117,954
ASAHI INTECC Company Limited	2,300	120,091
Ashok Leyland Limited	317,592	133,644
Atlas Copco AB Class A	61,897	1,633,559
Atlas Copco AB Class B	37,370	880,569
ATS Automation Tooling Systems Incorporated †	4,800	47,456
Austal Limited †	9,718	6,324
Bando Chemical Industries Limited	15,000	54,127
Bradken Limited «	24,231	106,838
Bucher Industries AG	862	202,293
Cargotec Corporation	3,652	110,454
Caterpillar Incorporated	164,000	14,071,200
Chart Industries Incorporated «†	59,800	5,817,344
China Rongsheng Heavy Industry Group Company Limited	450,000	78,151
Chugai Ro Company Limited	15,000	37,132
CKD Corporation	12,000	91,767
Clarcor Incorporated «	99,638	5,404,365
Colfax Corporation «†	53,864	2,687,814
Construcciones y Auxiliar de Ferrocarriles SA	139	57,896
Cosco Corporation Singapore Limited	190,000	119,087
CSBC Corporation Taiwan	43,102	28,203
Cummins India Limited	13,858	111,237
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	632,484
Daido Metal Company Limited	17,000	114,080
Daifuku Company Limited	21,500	186,941
Deere & Company	96,200	8,379,982
Donaldson Company Incorporated	108,100	4,054,831
Doosan Infracore Company Limited †	19,520	221,654
Dover Corporation	127,200	9,953,400
Ebara Corporation	76,000	391,045
ESCO Technologies Incorporated	52,000	1,670,240
FANUC Limited	36,100	5,316,258
Fiat Industrial SpA	78,164	898,996
Flowserve Corporation	37,800	6,355,314
Fuji Machine Manufacturing Company Limited	17,200	139,890
Fujitec Company Limited	13,000	116,010
Furukawa Company Limited	61,000	93,535
GEA Group AG	16,445	596,892
Georg Fischer AG	456	209,475
Gildemeister AG	3,643	83,561
Glory Limited	13,000	328,443
Graco Incorporated	48,400	3,119,380
Haitian International Holdings Limited	106,000	184,892
Hanjin Heavy Industries & Construction Company Limited †	10,385	86,418
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	12,498

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Heidelberger Druckmaschinen AG †	10,670	$26,359
Hexagon AB	23,900	693,308
Hino Motors Limited	62,000	879,689
Hisaka Works Limited	5,000	44,445
Hitachi Chemical Company Limited	19,400	302,683
Hitachi Construction Machinery Company Limited	18,600	429,779
Hitachi Metals Limited	32,000	329,459
Hitachi Zosen Corporation	153,000	236,470
Hiwin Technologies Corporation	53,550	337,925
Hoshizaki Electric Company Limited	12,000	370,136
Hosokawa Micron Corporation	4,000	29,654
Hyundai Heavy Industries Company Limited	9,121	1,573,876
Hyundai Mipo Dockyard Company Limited	2,652	317,299
IDEX Corporation	164,563	9,059,193
IMI plc	33,411	650,943
Ingersoll-Rand plc	32,900	1,892,737
Iseki & Company Limited	44,000	144,699
Ishikawajima-Harima Heavy Industries Company Limited	278,000	1,016,797
Jain Irrigation Systems Limited	39,865	48,659
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,196
Japan Steel Works	72,000	455,398
Jaya Holdings Limited	61,000	29,346
Joy Global Incorporated	77,100	4,169,568
JTEKT Corporation	46,600	502,657
Juki Corporation †	7,000	11,915
Kawasaki Heavy Industries Limited	321,000	1,074,063
KCI Konecranes Oyj «	3,753	129,017
Kennametal Incorporated «	173,900	7,536,826
Kitz Corporation	21,100	103,438
Komatsu Limited	187,030	4,683,547
Komori Corporation	11,000	129,150
Kone Oyj «	19,229	1,689,203
KOPEX SA †	1,096	3,411
Krones AG	626	45,455
Kubota Corporation	224,865	3,256,953
Kurita Water Industries Limited	21,400	464,862
Kyokuto Kaihatsu Kogyo Company	6,900	77,008
Lonking Holdings Limited	385,000	86,729
Makino Milling Machine Company Limited	25,000	158,304
Makita Corporation	26,900	1,436,269
Makita Corporation ADR	1	54
MAN AG «†	3,130	346,536
Manitowoc Company Incorporated «	291,146	6,116,977
Max Company Limited	6,000	69,053
Meidensha Corporation	41,000	139,040
Melrose Industries plc	114,459	453,623
Metso Oyj	12,945	495,171
Meyer Burger Technology AG †	5,526	44,630
Minebea Company Limited	73,000	261,126
Mitsubishi Heavy Industries Limited	642,000	3,929,781
Mitsui Engineering & Shipbuilding Company Limited	152,000	246,822
Miura Company Limited	7,400	166,576
Morgan Crucible Company	21,660	95,411
Mori Seiki Company Limited	18,400	213,220
Morita Holdings Corporation	7,000	57,343
Mueller Industries Incorporated	55,800	3,038,310
Nabtesco Corporation	21,700	445,620
Nachi-Fujikoshi Corporation	45,000	196,836
Namura Shipbuilding Company Limited	1,000	9,412
Navistar International Corporation «†	158,921	5,700,496
Nippon Sharyo Limited	14,000	72,867
Nippon Thompson Company Limited	13,000	65,280
Nippon Valqua Industries Limited	4,000	9,672
Nitta Corporation	3,300	63,733
Nitto Kohki Company Limited	2,300	40,340

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Machinery (continued)
NKT Holding AS	1,131	$45,785
Nordson Corporation	114,442	8,150,559
NORITAKE Company Limited	17,000	44,509
NSK Limited	90,000	830,662
NTN Corporation †	101,000	303,114
OILES Corporation	4,980	102,251
Okuma Corporation	29,000	237,535
Organo Corporation	6,000	32,319
OSG Corporation	18,700	272,227
Oshkosh Corporation †	64,600	2,572,372
Paccar Incorporated «	42,700	2,288,720
Pall Corporation «	87,600	5,974,320
Rotork plc	7,725	333,127
Ryobi Limited	20,000	57,773
Samsung Heavy Industries Company Limited	39,520	1,137,232
Sandvik AB	105,184	1,473,447
Sany Heavy Equipment International Holdings Company Limited «	183,000	71,853
Sasebo Heavy Industries Company Limited †	4,000	4,206
Scania AB Class B	29,534	658,576
Schindler Holding AG	2,474	350,552
Schindler Holding AG (Participation Certificate)	5,042	732,960
SembCorp Marine Limited	147,200	502,643
Shima Seiki Manufacturing Limited	4,400	98,649
Shin Zu Shing Company Limited	13,649	37,821
Shinmaywa Industries Limited	11,000	86,442
Shinwa Company Limited Nagoya	500	5,690
Singamas Container Holding	180,000	43,391
Sinotruk Hong Kong Limited	86,000	48,183
Sintokogio Limited	10,700	85,631
SKF AB Class A	976	23,798
SKF AB Class B	35,091	850,842
SMC Corporation	13,000	2,465,354
Sodick Company Limited	9,500	49,191
Spirax-Sarco Engineering plc	8,094	345,689
Stanley Black & Decker Incorporated	116,100	9,197,442
STX Corporation Company Limited	5,248	11,756
STX Offshore & Shipbuilding Company Limited †	6,438	21,882
Sulzer AG	2,037	340,312
Sumitomo Heavy Industries Limited	116,000	483,129
Tadano Limited	23,000	268,310
TAKUMA Company Limited	14,000	107,628
Terex Corporation †	243,300	8,727,171
The Middleby Corporation †	37,300	6,098,177
The Timken Company	56,300	3,195,588
Thermax India Limited	11,575	119,090
THK Company Limited	25,700	545,506
Tocalo Company Limited	2,700	37,585
Torishima Pump Manufacturing Company Limited	4,800	43,469
Toro Company	116,870	5,570,024
Toshiba Machine Company Limited	18,000	92,234
Trelleborg AB Class B	21,858	335,628
Trinity Industries Incorporated	173,879	7,116,867
Tsubakimoto Chain Company	30,000	184,448
Tsugami Corporation	18,000	109,222
Tsukishima Kikai Company Limited	5,000	48,534
Union Tool Company	2,300	43,596
United Tractors	352,380	584,433
Vallourec SA	10,878	589,787
Valmont Industries Incorporated	18,477	2,814,601
Vesuvius plc	23,880	137,276
Volvo AB Class A	43,600	632,812
Volvo AB Class B	132,230	1,929,655
Vossloh AG	978	97,709
Wabco Holdings Incorporated †	51,100	3,853,962
Wabtec Corporation	38,090	4,190,281

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Wartsila Oyj	17,118	$797,322
WEG SA	44,600	589,725
Weir Group plc	19,255	675,936
Woodward Governor Company	119,800	4,690,170
Xylem Incorporated	131,435	3,698,581
Yangzijiang Shipbuilding Holdings Limited «	446,000	309,503
Yungtay Engineering Company Limited	78,000	171,442
Zardoya-Otis SA	13,991	189,210
Zoomlion Heavy Industry Class H «	306,400	293,200
		246,808,752

Marine : 0.13%
A.P. Moller Maersk AS Class A	40	273,327
A.P. Moller Maersk AS Class B	129	921,842
Chinese Maritime Transport Limited	6,000	7,005
Compagnie Maritime Belge SA	227	4,529
Daiichi Chuo Kisen Kaisha †	12,000	13,419
DS Norden AS	1,300	41,712
Evergreen Marine Corporation (Taiwan) Limited †	333,298	185,121
Hanjin Shipping Company Limited †	16,785	113,038
Hanjin Shipping Holding Company Limited †	11,912	48,937
Hyundai Merchant Marine Company Limited †	14,287	147,018
Iino Kaiun Kaisha Limited	15,900	87,864
Inui Steamship Company Limited †	1,100	3,846
Kawasaki Kisen Kaisha Limited	178,000	351,466
Kirby Corporation «†	44,118	3,444,733
Kuehne & Nagel International AG	5,401	603,403
Malaysian Bulk Carriers Bhd	14,000	7,394
Matson Incorporated	97,649	2,457,825
MISC Bhd †	83,700	131,803
Mitsui OSK Lines Limited †	228,000	809,772
Neptune Orient Lines Limited †	184,000	160,174
Nippon Yusen Kabushiki Kaisha	322,000	825,575
Orient Overseas International Limited	30,500	191,155
Pacific Basin Shipping Limited	252,000	143,760
Precious Shipping PCL	70,800	47,005
Regional Container Lines PCL †	73,800	16,210
Shih Wei Navigation Company Limited	34,209	23,586
Shinwa Kaiun Kaisha Limited †	2,000	2,928
Shipping Corporation of India Limited †	33,100	21,516
Sincere Navigation Corporation	128,800	114,689
STX Pan Ocean Company Limited-Korea Exchange †	3,981	11,320
STX Pan Ocean Company Limited-Singapore Exchange †	9,000	25,123
Taiwan Navigation Company Limited	20,000	15,293
Thoresen Thai Agencies PCL †	114,576	68,121
U-Ming Transport Corporation	113,000	172,177
Wan Hai Lines Limited †	209,212	113,515
Yang Ming Marine Transport †	285,357	121,043
		11,727,244

Professional Services : 0.43%
Acacia Research-Acacia Technologies	99,300	2,482,500
Adecco SA	12,375	689,626
Corporate Executive Board Company	66,900	4,093,611
Dun & Bradstreet Corporation «	32,095	3,149,803
Experian Group Limited	96,629	1,777,151
IHS Incorporated Class A †	40,123	4,218,131
Manpower Incorporated	55,500	3,178,485
Nielsen Holdings NV	133,684	4,533,224
Robert Half International Incorporated	99,600	3,462,096
Stantec Incorporated	3,535	149,992
The Advisory Board Company †	69,700	3,680,857

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Verisk Analytics Incorporated Class A †	115,524	$6,795,122
		38,210,598

Road & Rail : 1.12%
Asciano Group	170,137	815,269
Aurizon Holdings Limited	59,294	242,276
Canadian National Railway Company «	40,600	4,120,112
Canadian Pacific Railway Limited	14,300	1,901,241
Central Japan Railway Company	36,000	3,963,522
ComfortDelGro Corporation Limited	275,000	413,351
Container Corporation of India	8,679	175,831
CSX Corporation	123,600	3,115,956
DSV A/S	17,460	419,104
East Japan Railway Company	72,700	5,383,474
Evergreen International Storage & Transport Corporation	124,000	81,512
Firstgroup plc «	54,848	104,087
Fukuyama Transporting Company Limited	37,000	188,947
Genesee & Wyoming Incorporated †	99,640	8,872,942
Go-Ahead Group plc	3,179	74,318
Hankyu Hanshin Holdings Incorporated	244,000	1,296,218
Hitachi Transport System Limited	8,700	141,956
J.B. Hunt Transport Services Incorporated	72,914	5,370,845
Kansas City Southern Railway Company	87,618	9,699,313
Keihin Electric Express Railway Company Limited	101,000	862,718
Keio Corporation	110,000	733,064
Keisei Electric Railway Company Limited	66,000	559,623
Kintetsu Corporation	329,000	1,361,432
Knight Transportation Incorporated	135,400	2,320,756
Korea Express Company Limited †	2,016	182,283
Landstar System Incorporated	92,494	4,882,758
Maruzen Showa Unyu Company Limited	16,000	54,856
MTR Corporation Limited	233,208	919,942
Nagoya Railroad Company Limited «	169,000	444,123
Nankai Electric Railway Company Limited	100,000	368,336
National Express Group plc	29,635	90,075
Nippon Express Company Limited	185,000	828,506
Nippon Konpo Unyu Soko Company Limited	12,800	181,391
Nishi-Nippon Railroad Company Limited	75,000	279,443
Norfolk Southern Corporation	38,100	2,918,079
Odakyu Electric Railway Company Limited	122,000	1,186,160
Old Dominion Freight Line Incorporated †	140,653	6,056,518
Ryder System Incorporated	37,136	2,341,053
Sagami Railway Company Limited	88,000	296,482
Sankyu Incorporated	56,000	207,942
SBS Transit Limited	1,684	1,892
SEINO Holdings Company Limited	34,000	259,966
Senko Company Limited	15,000	74,086
SMRT Corporation Limited	98,000	110,875
Stagecoach Group plc	49,321	220,543
Tobu Railway Company Limited	207,000	1,072,634
Tokyu Corporation	216,000	1,344,611
TransForce Incorporated	6,211	120,176
Transport International Holdings Limited	45,600	99,591
Union Pacific Corporation	117,500	18,167,850
Werner Enterprises Incorporated «	104,474	2,614,984
West Japan Railway Company	38,400	1,597,034
		99,140,056

Trading Companies & Distributors : 0.76%
Adani Enterprises Limited	63,989	239,278
Air Lease Corporation	131,629	3,685,612
Applied Industrial Technologies Incorporated	83,700	4,023,459

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
Barloworld Limited	44,693	$385,191
BayWa AG	313	15,749
Beacon Roofing Supply Incorporated «†	95,700	3,944,754
Brenntag AG	4,811	732,069
Bunzl plc	31,676	616,517
Daewoo International Corporation	7,912	252,031
Daiichi Jitsugyo Company Limited	10,000	43,891
Emeco Holdings Limited	72,033	27,858
Fastenal Company «	66,624	3,476,440
Finning International Incorporated	16,500	360,637
GATX Corporation «	102,934	5,139,495
Grafton Group plc	18,582	130,368
Hanwa Company Limited	40,000	146,643
Inaba Denki Sangyo Company Limited	4,100	115,154
Itochu Corporation	301,400	3,735,126
Iwatani International Corporation	49,000	183,299
Japan Pulp & Paper Company Limited	25,000	71,968
Kanematsu Corporation †	81,000	96,314
Kloeckner & Company †	8,856	111,834
Kuroda Electric Company Limited	5,800	73,529
LG International Corporation	5,460	172,490
Marubeni Corporation	331,000	2,285,484
Misumi Group Incorporated	15,400	399,000
Mitsubishi Corporation	303,800	5,250,364
Mitsubishi Corporation ADR	33	1,171
Mitsui & Company Limited	346,200	4,335,766
Mitsui & Company Limited ADR	263	67,199
MSC Industrial Direct Company	37,225	3,077,391
Nagase & Company Limited	24,600	317,119
Nichiden Corporation	3,600	78,202
Noble Group Limited	899,694	734,932
Okaya & Company Limited	5,500	68,439
Onoken Company Limited	700	7,026
Ramirent Oyj	11,459	109,660
Reece Australia Limited	12,985	293,623
Rexel SA	6,991	158,118
Russel Metals Incorporated	4,649	119,504
Samsung Corporation	31,134	1,674,267
Seven Network Limited	22,953	160,261
SK Networks Company Limited	31,860	195,729
Sojitz Corporation	240,500	414,503
Tat Hong Holdings Limited	7,000	8,228
Toromont Industries Limited	6,843	154,912
Toyota Tsusho Corporation	45,600	1,206,616
Travis Perkins plc	23,342	567,322
Trusco Nakayama Corporation	3,400	70,734
W.W. Grainger Incorporated	14,780	3,804,963
Wakita & Company Limited	7,000	71,492
Watsco Incorporated «	59,195	5,164,764
WESCO International Incorporated «†	87,024	6,462,402
Wolseley plc	27,016	1,373,667
Yamazen Corporation	18,000	105,501
Yuasa Trading Company Limited	38,000	69,756
		66,587,821

Transportation Infrastructure : 0.16%
Abertis Infraestructuras SA	36,273	649,972
Aeroports de Paris «	3,323	304,494
Airports of Thailand PCL	53,200	325,087
Ansaldo STS SpA	5,296	50,360
Atlantia SpA	28,791	490,277
Auckland International Airport Limited	185,755	443,149
Bangkok Expressway PCL	48,400	63,547
BBA Aviation plc	37,408	158,590

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Transportation Infrastructure (continued)
Beijing Capital International Airport Company Limited Class H	316,000	$214,574
Bintulu Port Holdings Bhd	6,400	14,870
China Merchants Holdings International Company Limited	260,196	857,743
Cia de Concessoes Rodoviarias	204,620	1,866,783
Cosco Pacific Limited	333,290	485,418
Flughafen Wien AG	1,004	60,811
Flughafen Zuerich AG	455	223,607
Fraport AG «	3,869	227,684
Gemina SpA †	107,844	203,171
Groupe Eurotunnel SA «	53,575	431,155
Hamburger Hafen Und Logistik AG	1,110	26,968
Hopewell Highway Infrastructure Limited	167,500	81,805
Hutchison Port Holdings Trust	977,000	768,751
International Container Term Services Incorporated	175,300	385,892
Japan Airport Terminal Company Limited	13,800	173,084
Kamigumi Company Limited	48,000	363,286
Koninklijke Vopak NV	6,083	367,046
Macquarie Atlas Roads Limited	53,146	96,211
Malaysia Airports Holdings Bhd	102,257	202,600
Mitsubishi Logistics Corporation	30,000	407,445
Mitsui-Soko Company Limited	20,000	102,771
Mundra Port & Special Economic Zone Limited	99,788	267,744
Nissin Corporation	18,000	46,155
Port of Tauranga Limited	9,453	107,147
PT Jasa Marga Tbk	395,500	269,557
SIA Engineering Company	42,000	168,472
Singapore Airport Terminal Services Limited	108,666	279,484
Societa Iniziative Autostradali e Servizi SpA	1,409	13,561
Sumitomo Warehouse Company Limited	29,000	154,752
Sydney Airport Holdings Limited	136,159	473,719
TAV Havalimanlari Holding A/S	40,981	258,480
Transurban Group	284,396	1,875,927
Veripos Incorporated	2,340	7,536
Westshore Terminals Investment Corporation	8,100	228,683
		14,198,368

Information Technology : 14.59%
Communications Equipment : 1.08%
AAC Technologies Holdings Incorporated	157,000	885,098
ADTRAN Incorporated «	140,300	3,243,736
Aiphone Company Limited	2,600	37,733
Alcatel SA «†	228,967	389,949
ARRIS Group Incorporated †	260,100	3,935,313
Aruba Networks Incorporated «†	214,600	3,206,124
Brocade Communications Systems Incorporated †	323,236	1,755,171
BYD Electronic International Company Limited	64,000	40,206
China Wireless Technologies Limited	296,000	134,272
Ciena Corporation «†	199,780	3,344,317
Cisco Systems Incorporated	646,749	15,573,716
Comba Telecom Systems Holdings Limited	120,212	43,122
Compal Communications Incorporated †	40,025	53,185
D-Link Corporation	73,749	43,795
Denki Kogyo Company Limited	13,000	68,187
EVS Broadcast Equipment SA	552	38,405
F5 Networks Incorporated †	62,938	5,237,071
Finisar Corporation «†	209,100	2,739,210
FUJITSU General Limited	11,000	105,900
Harris Corporation «	80,300	4,025,439
Hitachi Kokusai Electric Incorporated	9,000	89,555
HTC Corporation	165,691	1,518,418
Icom Incorporated	2,000	49,627
InterDigital Incorporated «	81,632	3,754,256
Japan Radio Company Limited †	2,000	7,131

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Nokia Oyj «†	354,521	$1,185,979
Polycom Incorporated «†	398,590	4,516,025
QUALCOMM Incorporated	428,497	27,200,990
Research in Motion Limited «†	42,015	585,596
Riverbed Technology Incorporated †	126,673	1,958,365
Spirent plc	75,771	154,035
Telefonaktiebolaget LM Ericsson Class A Shares	3,200	36,719
Telefonaktiebolaget LM Ericsson Class B Shares	289,375	3,399,246
Viasat Incorporated «†	79,900	5,597,794
VTech Holdings Limited	27,900	410,079
Zinwell Corporation	23,446	20,899
		95,384,663

Computers & Peripherals : 2.29%
3D Systems Corporation «†	157,500	7,641,900
Acer Incorporated †	625,517	500,826
Advantech Company Limited	61,701	301,796
Apple Incorporated	235,188	105,759,340
ASUSTeK Computer Incorporated	161,601	1,769,324
BenQ Corporation †	171,392	41,560
Catcher Technology Company Limited	156,614	873,840
Chicony Electronics Company Limited	114,242	314,431
Clevo Company	125,978	233,523
CMC Magnetics Corporation †	511,000	96,630
Compal Electronic Incorporated	929,754	567,831
Dell Incorporated	174,400	2,328,240
Diebold Incorporated	138,836	4,471,908
Eizo Nanao Corporation	3,500	65,037
Electronics For Imaging Incorporated †	106,878	2,980,827
Elitegroup Computer Systems	43,672	18,496
EMC Corporation †	526,920	13,046,539
Foxconn Technology Company Limited	246,520	658,286
Fujitsu Limited	378,000	1,564,799
Gemalto NV	6,728	564,909
Gigabyte Technology Company Limited	100,000	96,533
Hewlett-Packard Company	236,915	5,785,464
Inventec Company Limited	871,583	419,785
Jess Link Products Company Limited †	37,143	33,952
Lenovo Group Limited	1,370,000	1,400,080
Lexmark International Incorporated «	138,800	4,234,788
Lite-On Technology Corporation	525,269	835,601
Logitech International SA	18,355	127,645
Melco Holdings Incorporated	2,000	30,226
Micro-Star International Company Limited	112,218	58,590
Mitac International Corporation	366,131	125,896
NEC Corporation	500,149	1,163,019
NetApp Incorporated †	88,981	3,339,457
Pegatron Corporation †	375,150	671,749
QLogic Corporation †	212,800	2,072,672
Quanta Computer Incorporated	713,766	1,528,600
Ritek Corporation †	272,159	56,434
SanDisk Corporation †	192,500	11,361,350
Seagate Technology plc	232,607	10,020,710
Seiko Epson Corporation	26,800	329,188
Synaptics Incorporated †	66,200	2,731,412
TPV Technology Limited	122,000	31,392
Wacom Company Limited	32,000	395,343
Western Digital Corporation	157,000	9,941,240
Wincor Nixdorf AG	2,644	148,793
Wistron Corporation	497,665	508,722
		201,248,683

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 1.32%
AGFA-Gevaert NV †	9,100	$17,623
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
ALPS Electric Company Limited	34,900	239,107
Amano Corporation	12,600	130,536
Amax Holdings Limited †	4,175	476
Amphenol Corporation Class A	127,134	9,903,739
Anixter International Incorporated	53,241	4,085,182
Anritsu Corporation	23,000	310,626
Arisawa Manufacturing Company Limited	3,400	14,814
Arrow Electronics Incorporated †	74,914	2,978,581
AU Optronics Corporation †	1,793,319	815,671
Avnet Incorporated †	97,038	3,314,818
Benchmark Electronics Incorporated †	127,204	2,480,478
Calcomp Electronics PCL	243,600	27,035
Canon Electronics Incorporated	3,800	68,973
Celestica Incorporated NPV †	22,738	209,670
Cheng Uei Precision Industry Company Limited	71,855	144,510
Chroma ATE Incorporated	84,624	174,609
Chunghwa Picture Tubes Limited †	608,075	38,618
Citizen Holdings Company Limited	63,500	365,262
CMK Corporation	4,800	15,741
Cognex Corporation	79,700	3,580,921
Corning Incorporated	178,400	2,742,008
Daishinku Corporation	6,000	23,423
Delta Electronics Incorporated	403,531	1,924,194
Delta Electronics Thailand PCL	22,600	27,247
Digital China Holdings Limited	160,000	222,850
Dolby Laboratories Incorporated Class A «	95,826	3,353,910
Electrocomponents plc	44,350	180,187
Enplas Corporation	3,900	236,426
ESPEC Corporation	3,600	26,543
Everlight Electronics Company Limited	83,210	153,122
Evertz Technologies Limited	1,640	24,424
FEI Company	77,700	5,595,177
Foxconn International Holdings Limited †	378,000	213,749
FUJIFILM Holdings Corporation	93,000	1,919,251
Hakuto Company Limited	4,800	46,276
Halma plc	39,753	310,466
Hamamatsu Photonics	14,100	467,371
Hana Microelectronics PCL	194,800	138,339
Hannstar Display Corporation †	806,481	370,547
Hi Sun Technology China Limited †	309,000	56,544
Hioki EE Corporation	900	14,125
Hirose Electric Company Limited	6,300	811,749
Hitachi High Technologies Corporation	12,500	287,512
Hitachi Limited	891,000	5,997,162
Hon Hai Precision Industry Company Limited	2,298,726	5,815,382
Horiba Limited	8,200	291,137
Hosiden Corporation	12,200	64,098
Hoya Corporation	83,600	1,678,893
Ibiden Company Limited	27,700	430,083
Ingenico SA	5,239	356,268
Ingram Micro Incorporated Class A †	106,173	2,028,966
Innolux Display Corporation †	1,542,746	1,029,515
IPG Photonics Corporation «	23,100	1,369,830
Japan Aviation Electronics Industry Limited	13,000	126,920
Japan Cash Machine Company Limited	2,900	38,482
Ju Teng International Holdings Limited	76,000	49,614
Kaga Electronics Company Limited	3,800	29,954
Keyence Corporation	8,600	2,624,314
Kingboard Chemicals Holdings Limited	148,140	316,609
Kingboard Laminates Holdings Limited	121,000	50,923
KOA Corporation	3,700	37,223
Kudelski SA	2,324	28,760
Kyocera Corporation	36,400	3,549,096

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kyocera Corporation ADR	30	$2,933
Laird Group plc	37,748	120,534
Largan Precision Company Limited	21,244	684,766
LG Display Company Limited †	47,620	1,311,085
LG Innotek Company Limited †	2,021	186,332
Littelfuse Incorporated	42,851	3,149,120
MARUWA Company Limited	1,500	51,644
Mitsumi Electric Company Limited †	16,600	111,722
Molex Incorporated «	97,691	2,866,254
Muramoto Electron (Thailand) PCL	300	1,576
Murata Manufacturing Company Limited	40,700	3,075,941
Nan Ya Printed Circuit Board Corporation	26,197	36,729
Nichicon Corporation	13,600	127,431
Nihon Dempa Kogyo Company Limited	3,200	29,784
Nippon Chemi-Con Corporation †	17,000	59,761
Nippon Electric Glass Company Limited	80,000	404,341
Oki Electric Industry Company Limited †	138,000	255,481
Omron Corporation	42,304	1,252,239
Optex Company Limited	2,730	39,520
Osaki Electric Company Limited	5,000	26,127
Pan-International Industrial †	59,176	47,139
Premier Farnell plc	32,868	105,777
Ryosan Company Limited	6,500	120,640
Ryoyo Electro Corporation	3,900	33,183
Samart Corporation PCL	379,400	366,555
Samsung Electro-Mechanics Company Limited	11,541	998,455
Samsung SDI Company Limited	7,773	975,661
Sanshin Electronics Company Limited	5,100	31,661
Shimadzu Corporation	52,000	425,650
Sintek Photronic Corporation †	188,000	76,190
SMK Corporation	11,000	31,512
Spectris plc	9,963	312,055
Star Micronics Company Limited	6,100	64,360
Synnex Technology International Corporation	261,462	364,617
Taiyo Yuden Company Limited	21,700	324,057
Tamura Corporation	16,000	32,958
TDK Corporation	24,900	942,817
TE Connectivity Limited	50,409	2,237,656
Tech Data Corporation †	85,500	4,285,260
Teikoky Tsushin Kogyo Company	2,000	3,659
TOKO Incorporated †	14,000	40,609
Topcon Corporation	11,400	122,836
Toyo Corporation	3,700	49,075
TPK Holding Company Limited	58,033	1,142,305
Trimble Navigation Limited †	200,918	5,605,612
Tripod Technology Corporation	120,261	274,926
Truly International	250,000	160,488
Unimicron Technology Corporation	312,402	335,906
Universal Display Corporation «†	79,300	2,361,554
Venture Corporation Limited	49,000	283,243
Vishay Intertechnology Incorporated «†	289,554	4,215,906
Vishay Precision Group †	200	2,892
Wasion Group Holdings Limited	28,000	18,811
Wintek Corporation †	398,484	198,002
WPG Holdings Company Limited	352,227	418,829
Yageo Corporation †	587,000	199,791
Yamatake Corporation	13,400	282,438
Yaskawa Electric Corporation	48,000	579,678
Yokogawa Electric Corporation	41,400	494,017
Yokowo Company Limited	3,200	15,951
Young Fast Optoelectronics Company Limited	13,071	24,599
Zhen Ding Technology Holding	75,000	192,668
		116,568,977

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments —May 31, 2013 (unaudited)

Security name	Shares	Value
Internet Software & Services : 1.66%
Access Company Limited †	32	$28,119
Akamai Technologies Incorporated †	139,948	6,454,402
AOL Incorporated	169,285	5,867,418
Baidu.com Incorporated ADR «†	54,988	5,314,040
CoStar Group Incorporated †	53,400	5,970,654
Daum Communications Corporation	2,430	182,419
Dena Company Limited «	19,400	409,069
eBay Incorporated †	292,208	15,808,453
Equinix Incorporated «†	38,772	7,856,758
Facebook Incorporated Class A †	135,700	3,304,295
Google Incorporated Class A †	66,842	58,179,945
Gourmet Navigator Incorporated	1,800	19,607
Gree Incorporated «	21,300	213,095
IAC/InterActive Corporation	64,140	3,109,507
Internet Initiative Japan Incorporated	4,200	141,932
J2 Global Incorporated «	94,825	3,877,394
Kakaku.com Incorporated	12,600	303,903
LinkedIn Corporation Class A †	16,708	2,799,091
Mixi Incorporated	400	5,882
NetEase.com Incorporated ADR «	12,292	785,828
NHN Corporation	10,314	2,767,451
OpenTable Incorporated «†	44,600	2,974,820
Rackspace Hosting Incorporated «†	86,404	3,242,742
Telecity Group plc	21,802	319,070
Tencent Holdings Limited	235,100	9,253,738
United Internet AG	13,768	390,821
VeriSign Incorporated †	122,400	5,757,696
Yahoo! Japan Corporation	2,552	1,156,207
		146,494,356

IT Services : 2.80%
Acxiom Corporation †	162,019	3,562,798
Alliance Data Systems Corporation «†	39,680	7,026,931
Amadeus IT Holding SA	39,511	1,205,889
Amdocs Limited	116,743	4,167,725
Atos Origin SA «	4,678	341,257
Broadridge Financial Solutions Incorporated	86,513	2,347,963
CACI International Incorporated Class A «†	52,000	3,335,280
Cap Gemini SA «	14,926	726,967
CGI Group Incorporated †	24,400	747,004
Cielo SA	76,036	1,952,554
Cognizant Technology Solutions Corporation Class A †	74,487	4,815,585
Computer Sciences Corporation	122,500	5,464,725
Computershare Limited	91,503	971,917
Convergys Corporation «	233,477	4,242,277
Corelogic Incorporated †	193,956	5,081,647
Digital Garage Incorporated	35	105,065
DST Systems Incorporated	22,600	1,540,868
Euronet Worldwide Incorporated «†	109,700	3,345,850
Fidelity National Information Services Incorporated	213,500	9,586,150
Fiserv Incorporated †	106,314	9,266,328
FleetCor Technologies Incorporated †	54,283	4,726,964
Gartner Incorporated †	75,000	4,245,750
Genpact Limited	108,700	2,103,345
HCL Technologies Limited	34,660	455,872
Henry Jack & Associates Incorporated	173,700	8,151,741
Imagination Technologies Group plc †	20,088	105,314
Indra Sistemas SA	6,012	78,707
Ines Corporation	2,500	17,773
Infosys Technologies Limited	105,654	4,494,370
Infosys Technologies Limited ADR «	2,757	115,105
International Business Machines Corporation	262,346	54,573,215
Invensys plc	77,767	465,686
Iress Market Technology Limited	16,055	127,927

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
IT Services (continued)
IT Holdings Corporation	24,806	$345,863
Itochu Techno-Science Corporation	5,100	219,132
Lender Processing Services Incorporated	186,400	6,167,976
MasterCard Incorporated Class A	26,290	14,991,873
Maximus Incorporated	67,800	5,059,914
Mphasis Limited	22,655	195,406
NEC Fielding Limited	6,200	74,226
NEC Networks & System Integration Corporation	5,800	123,946
Net One Systems Company Limited	12,000	98,718
NeuStar Incorporated Class A †	52,300	2,534,458
Nihon Unisys Limited	9,400	85,334
Nomura Research Institute Limited	23,800	687,787
NS Solutions Corporation	2,600	46,055
NTT Data Corporation	248	833,052
OBIC Company Limited	1,450	352,831
Otsuka Corporation	4,000	370,724
Paychex Incorporated «	38,800	1,444,524
SAIC Incorporated «	200,749	2,910,861
Satyam Computer Services Limited †	135,961	265,097
SK C&C Company Limited	4,840	435,927
SMS Management & Technology Limited	7,620	35,886
Softbank Corporation	169,945	8,494,728
Tata Consultancy Services Limited	106,342	2,815,877
Tech Mahindra Limited	6,430	110,136
Teradata Corporation †	130,101	7,253,131
TietoEnator Oyj	8,394	172,070
TKC A/S	2,200	36,570
Total System Services Incorporated	116,950	2,749,495
Transcosmos Incorporated	4,400	62,658
Verifone Holdings Incorporated †	86,099	2,008,690
Visa Incorporated «	128,611	22,910,764
Western Union Company «	414,200	6,784,596
Wex Incorporated «†	77,029	5,690,132
Wipro Limited	133,741	777,686
Wipro Limited ADR «	13,310	101,555
Wirecard AG	9,255	265,553
		247,009,780

Office Electronics : 0.27%
Brother Industries Limited	49,100	561,107
Canon Incorporated	220,500	7,534,152
Canon Incorporated ADR	7	240
Konica Minolta Holdings Incorporated	102,000	728,605
Neopost SA «	3,201	212,680
Ricoh Company Limited	143,565	1,666,778
Riso Kagaku Corporation	3,700	79,649
Toshiba TEC Corporation	25,000	127,486
Xerox Corporation	891,239	7,833,991
Zebra Technologies Corporation Class A †	101,300	4,625,358
		23,370,046

Semiconductors & Semiconductor Equipment : 2.71%
Advanced Micro Devices Incorporated «†	1,388,600	5,554,400
Advanced Semiconductor Engineering Incorporated	1,286,821	1,099,271
Advantest Corporation	33,400	504,324
Aixtron AG	8,010	142,097
Alicorp	61,000	64,597
Altera Corporation	79,000	2,622,010
Analog Devices Incorporated	222,800	10,233,204
Applied Materials Incorporated	143,900	2,187,280
ARM Holdings plc	132,795	1,944,928
ASM International NV	4,894	174,599

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASM Pacific Technology	31,700	$375,862
ASML Holding NV	39,922	3,304,025
ASML Holding NV—New York Regular Shares	72,930	5,926,987
Axell Corporation	1,400	25,016
Broadcom Corporation Class A	129,200	4,639,572
Cavium Incorporated †	100,142	3,280,652
Cirrus Logic Incorporated «†	127,300	2,323,225
Cree Incorporated †	93,163	5,808,713
CSR plc	15,839	131,811
Cypress Semiconductor Corporation «	301,800	3,392,232
Dainippon Screen Manufacturing Company Limited †	45,000	244,970
Dialog Semiconductor plc †	8,213	126,854
Disco Corporation	5,400	354,608
Elan Microelectronics Corporation	82,000	208,561
Epistar Corporation	213,210	415,275
Fairchild Semiconductor International Incorporated †	291,282	4,226,502
Faraday Technology Corporation	23,527	26,600
Ferrotec Corporation	3,100	14,585
First Solar Incorporated «†	132,000	7,178,160
Formosa Sumco Technology Corporation †	12,600	12,860
GCL-Poly Energy Holdings Limited	1,559,000	360,339
Gintech Energy Corporation †	66,008	69,894
Global Unichip Corporation	4,386	14,376
Hittite Microwave Corporation †	53,500	2,903,980
Hynix Semiconductor Incorporated †	117,517	3,296,583
Infineon Technologies AG	102,520	872,324
Inotera Memories Incorporated †	415,888	173,654
Integrated Device Technology Incorporated †	330,782	2,818,263
Intel Corporation	599,334	14,551,830
International Rectifier Corporation «†	158,600	3,486,028
Intersil Corporation Class A	290,979	2,386,028
King Yuan Electronics Company Limited	341,063	258,824
Kinsus Interconnect Technology Corporation	53,582	191,715
KLA-Tencor Corporation	119,300	6,715,397
Kontron AG	3,147	16,456
Linear Technology Corporation	169,400	6,352,500
Macronix International	849,267	206,624
Marvell Technology Group Limited	325,500	3,528,420
Maxim Integrated Products Incorporated	213,000	6,281,370
Mediatek Incorporated	284,775	3,515,464
Megachips Corporation	3,200	47,432
Mellanox Technologies Limited †	2,821	155,808
Microchip Technology Incorporated «	139,400	5,085,312
Micronics Japan Company Limited †	600	3,407
Microsemi Corporation †	206,800	4,535,124
Mimasu Semiconductor Industry Company Limited	600	5,430
Mitsui High-Tec Incorporated	6,300	42,723
MStar Semiconductor Incorporated	74,000	616,692
Nanya Technology Corporation †	1,805,367	360,525
Nidec Copal Electronics Corporation	7,000	30,223
Novatek Microelectronics Corporation Limited	119,790	604,685
ON Semiconductor Corporation †	317,100	2,714,376
PMC-Sierra Incorporated †	443,233	2,663,830
Powertech Technology Incorporated	181,914	327,213
PV Crystalox Solar plc †	8,268	1,476
Radiant Opto-Electronics Corporation	111,394	420,034
Realtek Semiconductor Corporation	98,456	247,646
Renesas Electronics Corporation «†	21,100	97,125
Renewable Energy Corporation ASA «†	36,875	14,307
RF Micro Devices Incorporated †	641,323	3,540,103
Richtek Technology Corporation	29,166	142,748
Rohm Company Limited	18,900	690,374
Samsung Electronics Company Limited	26,194	35,292,745
Sanken Electric Company Limited	24,000	122,809
Semiconductor Manufacturing International Corporation †	3,332,000	269,723

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corporation †	132,000	$4,823,280
Seoul Semiconductor Company Limited	9,698	300,923
Shindengen Electric Manufacturing Company Limited	9,000	41,795
Shinkawa Limited	2,200	13,127
Shinko Electric Industries	12,800	141,567
Silex Systems Limited †	14,168	32,670
Silicon Laboratories Incorporated †	76,465	3,284,936
Siliconware Precision Industries Company	700,471	813,025
Sino-Tech International Holdings Limited †	2,700,000	9,043
Skyworks Solutions Incorporated †	154,200	3,679,212
Soitec SA «†	13,811	51,127
STMicroelectronics NV	66,138	619,512
Sumco Corporation	21,800	261,455
Taiwan Semiconductor Manufacturing Company Limited	4,166,298	15,149,179
Teradyne Incorporated «†	417,808	7,495,476
Texas Instruments Incorporated	133,800	4,802,082
Tokyo Electron Limited	34,700	1,706,824
Tokyo Seimitsu Company Limited	7,800	163,358
Transcend Information Incorporated	68,130	222,636
ULVAC Incorporated †	9,400	94,465
United Microelectronics Corporation	2,665,301	1,170,924
Veeco Instruments Incorporated «†	77,100	3,268,269
VIA Technologies Incorporated †	75,485	58,110
Windbond Electronics Corporation †	630,000	196,784
Xilinx Incorporated	190,500	7,743,825
		238,719,323

Software : 2.46%
ACI Worldwide Incorporated «†	78,400	3,646,384
Activision Blizzard Incorporated	57,100	823,953
Adobe Systems Incorporated †	123,144	5,284,109
Ansys Incorporated †	73,045	5,441,853
Aspen Technology Incorporated †	185,764	5,688,094
Asseco Poland SA	17,110	219,550
Autodesk Incorporated †	178,898	6,749,822
Aveva Group plc	5,331	194,825
CA Incorporated	39,900	1,089,669
Cadence Design Systems Incorporated «†	629,000	9,516,770
Capcom Company Limited	7,500	119,762
China Mobile Games ADR †	293	4,096
Citrix Systems Incorporated †	46,000	2,960,100
CommVault Systems Incorporated †	86,500	6,055,000
Compuware Corporation	466,300	5,236,549
Concur Technologies Incorporated «†	91,920	7,420,702
Dassault Systemes SA «	6,190	775,875
DTS Corporation	4,200	59,918
FactSet Research Systems Incorporated «	32,141	3,155,925
Fair Isaac Corporation	69,800	3,425,784
Financial Technologies Limited	3,146	45,874
Fortinet Incorporated †	104,900	2,020,374
Fuji Soft Incorporated	4,700	101,265
I-Flex Solutions Limited †	4,122	191,106
Informatica Corporation †	85,038	3,091,982
Intuit Incorporated	68,742	4,017,282
Kingdee International Software Group Company Limited †	408,000	89,203
Konami Corporation	20,000	483,839
MacDonald Dettwiler & Associates Limited	2,966	199,488
Mentor Graphics Corporation	207,372	3,937,994
Micro Focus International	16,132	167,274
Micros Systems Incorporated «†	63,229	2,668,264
Microsoft Corporation	903,371	31,509,580
NCsoft Corporation	3,519	484,659
Neowiz Games Corporation †	3,490	54,504
NetSuite Incorporated «†	22,300	1,953,480

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Software (continued)
Nexon Company Limited	26,600	$281,798
Nice Systems Limited	6,731	248,425
Nintendo Company Limited	21,600	2,133,133
Nippon System Development Company Limited	7,300	75,696
Nuance Communications Incorporated «†	200,244	3,804,636
OBIC Business Consultants Limited	850	48,694
Open Text Corporation «	5,600	381,075
Oracle Corporation	921,015	31,093,466
Oracle Corporation (Japan)	5,800	227,994
Qlik Technologies Incorporated «†	147,300	4,530,948
Red Hat Incorporated †	153,952	7,425,105
Rovi Corporation †	228,189	5,887,276
Royalblue Group plc	2,334	68,647
Sage Group plc	125,814	694,424
Salesforce.com Incorporated «†	133,068	5,632,768
SAP AG «	88,707	6,638,645
Software AG	6,805	233,304
SolarWinds Incorporated †	121,600	5,125,440
Solera Holdings Incorporated	54,260	2,971,820
Square Enix Company Limited	12,400	161,655
Sumisho Computer Systems	9,400	190,282
Symantec Corporation †	82,300	1,842,697
Take-Two Interactive Software Incorporated †	208,240	3,465,114
Tecmo Koei Holdings Company Limited	8,000	68,521
Temenos Group AG	5,073	112,609
TIBCO Software Incorporated †	124,500	2,655,585
TiVo Incorporated †	284,067	3,675,827
Trend Micro Incorporated	20,400	620,846
Ubisoft Entertainment †	8,088	105,734
Ultimate Software Group Incorporated «†	54,300	6,043,590
VMware Incorporated †	21,511	1,529,862
		216,860,524

Materials : 5.65%
Chemicals : 2.72%
Achilles Corporation	37,000	50,227
Adeka Corporation	19,600	175,935
Agrium Incorporated «	14,300	1,322,207
Air Liquide SA	29,584	3,804,293
Air Products & Chemicals Incorporated	25,100	2,369,691
Air Water Incorporated	36,000	502,903
Airgas Incorporated	53,605	5,515,418
Akzo Nobel NV	23,333	1,492,600
Alent plc	23,880	134,466
Alexandria Mineral Oils Company	1,424	14,210
Arkema SA	5,927	609,711
Asahi Kasei Corporation	253,000	1,701,539
Asahi Organic Chemicals Industry Company Limited	3,000	6,393
Ashland Incorporated	53,889	4,791,810
Asian Paints Limited	5,991	514,709
BASF SE	85,347	8,271,429
Batu Kawan Bhd	35,500	219,942
C Uyemura & Company Limited	1,300	50,746
Cabot Corporation	134,700	5,514,618
Castrol India Limited	27,072	165,734
Celanese Corporation Class A	114,300	5,640,705
CF Industries Holdings Incorporated	15,593	2,977,639
Cheil Industries Incorporated	9,627	775,205
Chemtura Corporation †	193,300	4,432,369
China BlueChemical Limited	380,000	234,391
China Petrochemical Development Corporation	458,261	236,442
China Steel Chemical Corporation	35,000	178,888
Christian Hansen Holding AS	8,826	314,646

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Chugoku Marine Paints Limited	12,000	$54,152
Ciech SA †	645	5,101
Clariant AG	25,999	375,645
Coromandel International Limited	25,974	87,898
Croda International plc	12,671	471,198
Cytec Industries Incorporated	90,375	6,459,101
Daicel Chemical Industries Limited	64,000	511,142
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	61,622
Dainippon Ink & Chemicals Incorporated	166,000	381,412
Daiso Company Limited	20,000	55,292
DC Chemical Company Limited	3,889	501,205
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	305,271
Dow Chemical Company	145,844	5,025,784
DuluxGroup Limited	57,525	251,385
E.I. du Pont de Nemours & Company	113,391	6,326,084
Earth Chemical Company Limited	2,900	97,287
Eastman Chemical Company	112,120	8,041,246
Ecolab Incorporated	65,538	5,535,995
EMS-Chemie Holdings AG	754	223,566
Eternal Chemical Company Limited	140,817	106,246
Filtrona plc	22,982	242,185
FMC Corporation	109,426	6,862,104
Formosa Chemicals & Fibre Corporation	844,170	1,977,237
Formosa Plastics Corporation	1,060,298	2,447,438
Frutarom Industries Limited	1,818	27,474
Fufeng Group Limited	79,200	30,434
Fujimi Incorporated	3,600	40,764
Givaudan SA	717	923,681
Hanwha Chem Corporation	19,613	308,218
Hanwha Corporation (Korea)	11,460	318,285
Honam Petrochemical Corporation	3,390	487,324
Huabao International Holdings Limited	412,000	180,274
Huntsman Corporation	139,400	2,711,330
Hyosung Corporation	5,120	267,157
Incitec Pivot Limited	285,304	787,310
Indorama Ventures PCL	398,233	289,385
Ishihara Sangyo Kaisha Limited †	110,000	87,332
Israel Chemicals Limited	39,013	433,905
Johnson Matthey plc	19,624	756,964
JSR Corporation	36,800	712,650
K&S AG «	16,172	681,403
KANEKA Corporation	60,000	362,277
Kansai Paint Company Limited	52,000	671,830
Kanto Denka Kogyo Company Limited †	6,000	16,590
Kemira Oyj	9,572	148,742
Kolon Industries Incorporated	3,691	164,728
Koninklijke DSM NV «	18,092	1,187,026
Korea Kumho Petrochemical Company	2,618	216,471
Kuraray Company Limited	67,000	952,691
Kureha Corporation	28,000	100,672
La Seda De Barcelona SA †	482	432
LANXESS AG	8,492	630,024
Lee Chang Yung Chemical Industry Corporation	130,692	166,237
LG Chem Limited	9,235	2,199,159
Linde AG «	17,717	3,393,580
Lintec Corporation	9,300	173,852
LyondellBasell Industries Class A	45,300	3,019,245
Methanex Corporation «	12,000	530,928
Mexichem SAB de CV	177,979	818,286
Minerals Technologies Incorporated	69,684	2,968,538
Mitsubishi Chemical Holdings Corporation	289,500	1,370,039
Mitsubishi Gas Chemical Company Incorporated	85,000	602,716
Mitsui Chemicals Incorporated	193,000	430,995
Monsanto Company	133,608	13,446,309
Nan Ya Plastics Corporation	1,355,570	2,751,249

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Chemicals (continued)
NewMarket Corporation «	21,358	$5,857,218
Nihon Nohyaku Company Limited	10,000	96,374
Nihon Parkerizing Company Limited	13,000	221,814
Nippon Carbon Company Limited	11,000	22,685
Nippon Chemical Industrial Company Limited †	4,000	4,975
Nippon Kayaku Company Limited	35,000	397,731
Nippon Paint Company Limited	43,000	432,027
Nippon Shokubai Company Limited	32,000	310,443
Nippon Soda Company Limited	28,000	131,821
Nippon Synthetic Chemical Industry Company Limited	7,000	74,919
Nissan Chemical Industries Limited	33,000	401,304
Nitto Denko Corporation	31,700	1,881,958
NOF Corporation	39,000	205,596
Nufarm Limited	40,269	174,309
Nuplex Industries Limited	34,891	78,052
OCI Materials Company Limited	682	20,001
Okamoto Industries Incorporated	14,000	43,442
Olin Corporation «	176,000	4,387,680
Orica Limited	70,645	1,507,302
Oriental Union Chemical Corporation	186,626	182,430
Petkim Petrokimya Holding SA	82,074	133,086
Petronas Chemicals Group Bhd	416,600	887,241
Potash Corporation of Saskatchewan	82,800	3,502,079
PPG Industries Incorporated	35,300	5,422,433
Praxair Incorporated	73,102	8,357,752
PTT Global Chemical PCL	171,300	408,326
PTT Global Chemical PCL-Foreign	185,323	445,326
RHI AG	2,303	80,564
RPM International Incorporated	295,518	9,790,511
Sakai Chemical Industry Company Limited	33,000	97,281
Samsung Fine Chemicals Company	4,271	192,535
Sanyo Chemical Industries Limited	13,000	75,997
Scotts Miracle-Gro Company «	76,892	3,634,685
Shikoku Chemicals Corporation	9,000	55,218
Shin-Etsu Chemical Company Limited	74,400	4,661,246
Shin-Etsu Polymer Company Limited	3,100	10,733
Showa Denko KK	267,000	406,923
Sidi Kerir Petrochemcials Company	9,866	18,478
Sigma-Aldrich Corporation «	95,844	8,018,309
Sika AG	92	226,365
Sinochem Hong Kong Holding Limited	212,000	48,237
SK Chemicals Company Limited	3,812	144,112
SKC Company Limited	4,380	130,142
Solvay SA	6,042	872,107
Stella Chemifa Corporation	600	9,802
Sumida Electric	3,100	98,883
Sumitomo Bakelite Company Limited	36,000	138,490
Sumitomo Chemical Company Limited	318,000	998,484
Symrise AG	9,598	391,151
Syngenta AG	8,855	3,454,310
Synthos SA «	150,781	244,973
T. HASEGAWA Company Limited	4,600	61,421
Taiwan Fertilizer Company Limited	147,000	380,450
Taiyo Nippon Sanso Corporation	61,000	422,953
Takasago International Corporation	13,000	61,544
Tamron Company Limited	4,000	96,773
Tata Chemicals Limited	12,736	67,977
Teijin Limited	177,000	400,323
Tenma Corporation	1,000	12,208
Tessenderlo Chemie NV	948	26,938
Tessenderlo Chemie NV Strip VVPR †(a)	124	0
The Israel Corporation Limited †	200	123,319
The Sherwin-Williams Company	21,400	4,034,542
Tikkurila Oyj	1,325	29,162
Toagosei Company Limited	51,000	209,545

Portfolio of investments —May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Tokuyama Corporation «	66,000	$209,492
Tokyo Ohka Kogyo Company Limited	9,000	192,912
Toray Industries Incorporated	310,000	2,120,581
Tosoh Corporation	116,000	378,778
Toyo Ink Manufacturing Company Limited	45,000	203,355
Toyobo Company Limited	171,000	278,556
TSRC Corporation	170,830	342,838
UBE Industries Limited Japan	191,000	369,088
Umicore SA	12,219	583,827
United Phosphorus Limited	60,189	165,023
Uralkali Sponsored GDR	71,400	2,577,990
USI Corporation	140,300	100,866
Valspar Corporation	67,600	4,844,892
Victrex plc	9,279	238,092
W.R. Grace & Company †	56,735	4,794,675
Wacker Chemie AG	1,172	85,972
Westlake Chemical Corporation «	15,800	1,475,720
Yara International ASA	16,864	753,048
Yingde Gases Group Company	281,000	302,363
Yushiro Chemical Industry Company Limited	600	5,804
Zeon Corporation	41,000	404,249
		239,534,104

Construction Materials : 0.48%
Adelaide Brighton Limited	79,668	251,658
Ambuja Cements Limited	128,437	413,577
Anhui Conch Cement Company Limited	294,000	951,114
Asia Cement Corporation	523,894	645,285
Associated Cement Companies Limited	9,386	202,063
Boral Limited	147,154	635,715
Brickworks Limited	11,048	127,939
Buzzi Unicem SpA	3,462	57,324
Cemex SAB de CV †	2,537,617	2,933,156
Cheung Kong Infrastructure Holdings Limited	104,000	720,916
China National Building Material Company Limited	618,000	652,780
China Resources Cement Holdings Limited	334,000	174,722
Ciments Francais SA	116	6,629
CRH plc	72,398	1,528,855
Eagle Materials Incorporated	94,500	6,969,375
Fletcher Building Limited-Australia Exchange	8,506	56,572
Fletcher Building Limited-New Zealand Exchange	117,930	780,266
Goldsun Development & Construction Company Limited	424,675	176,727
Grasim Industries Limited	1,616	81,544
Grasim Industries Limited GDR	2,371	119,801
Heidelbergcement AG	13,467	1,015,011
Holcim Limited	21,927	1,700,657
Imerys SA «	3,080	192,552
India Cements Limited	26,354	31,120
Italcementi SpA	3,427	24,093
Italcementi SpA RSP	2,435	8,354
Italmobiliare SpA †	261	3,681
James Hardie Industries NV	86,571	816,492
Lafarge Malayan Cement Bhd	55,470	193,313
Lafarge SA	17,831	1,271,540
Martin Marietta Materials Incorporated	36,789	4,011,105
NICHIHA Corporation	5,800	82,092
Nuh Cimento Sanayi AS	7,805	47,256
PPC Limited	145,890	469,048
PT Indocement Tunggal Prakarsa Tbk	408,500	987,052
PT Semen Gresik Persero Tbk	663,500	1,216,349
SA Des Ciments Vicat	887	56,491
Shree Cement Limited	2,671	233,278
Siam Cement PCL	23,700	362,151
Siam Cement PCL-Foreign	31,300	476,986

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Construction Materials (continued)
Siam Cement PCL-NVDR	12,400	$189,480
Siam City Cement PCL	10,000	149,959
Suez Cement Company	4,510	15,176
Sumitomo Osaka Cement Company Limited	74,000	218,148
Taiheiyo Cement Corporation	234,000	674,225
Taiwan Cement Corporation	668,746	877,054
TCC International Holdings Limited	121,000	33,597
Texas Industries Incorporated «†	40,712	2,907,244
Titan Cement Company SA †	5,264	88,885
Ultra Tech Cement Limited	13,699	454,311
Ultratech Cement Limited GDR	1,352	44,958
Vulcan Materials Company «	102,200	5,475,876
		41,813,552

Containers & Packaging : 0.33%
Amcor Limited	234,374	2,211,215
AMVIG Holdings Limited	144,000	56,208
AptarGroup Incorporated «	132,182	7,497,363
Bemis Company Incorporated «	73,114	2,862,413
Cascades Incorporated	2,512	12,502
CCL Industries Incorporated	1,924	122,538
DS Smith plc	99,241	361,195
FP Corporation	3,300	207,475
Fuji Seal International Incorporated	4,300	114,351
Huhtamaki Oyj	10,786	204,064
Mayr-Melnhof Karton AG	610	66,532
MeadWestvaco Corporation	125,600	4,396,000
Nampak Limited	117,445	406,951
Nihon Yamamura Glass Company Limited	9,000	15,154
Packaging Corporation of America	69,501	3,405,549
Qualipak International Holdings Limited †	7,681	632
Rengo Company Limited	50,000	246,785
Rexam plc	75,461	604,009
Sealed Air Corporation	137,600	3,305,152
Smurfit Kappa Group plc-Ireland Exchange	16,584	278,219
Sonoco Products Company	71,239	2,494,790
Toyo Seikan Kaisha Limited	32,700	457,075
		29,326,172

Metals & Mining : 1.97%
Acerinox SA «	7,510	76,284
African Minerals Limited †	22,055	84,377
African Rainbow Minerals Limited	22,497	400,219
Agnico Eagle Mines Limited «	16,422	533,804
Aichi Steel Corporation	18,000	81,250
Alacer Gold Corporation	17,005	36,741
Alamos Gold Incorporated «	9,312	134,998
Alcoa Incorporated «	764,300	6,496,550
Alkane Resources Limited †	26,657	10,261
Allegheny Technologies Incorporated	78,100	2,153,217
Allied Nevada Gold Corporation «†	163,100	1,259,132
Alumina Limited †	454,301	439,766
Anglo American Platinum Limited «†	11,072	360,615
Anglo American plc	133,132	3,050,358
Anglogold Ashanti Limited	86,685	1,572,710
Antofagasta plc	33,519	475,689
APERAM	2,997	40,278
Aquarius Platinum Limited †	50,501	30,451
ArcelorMittal	92,503	1,168,980
Arrium Limited	209,425	158,157
Assore Limited	7,325	259,521
Atlas Iron Limited	158,106	114,274

Portfolio of investments —May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
AuRico Gold Incorporated NPV	30,195	$153,487
Aurizon Mines Limited †	6,389	23,664
B2Gold Corporation †	55,517	139,763
Barrick Gold Corporation «	93,600	1,966,345
Beadell Resources Limited †	130,759	88,795
Bekaert SA	3,186	92,513
BHP Billiton Limited	589,538	19,246,440
BHP Billiton plc	202,264	5,816,127
Bhushan Steel Limited	8,325	68,379
BlueScope Steel Limited †	113,681	565,489
Boliden AB	25,134	358,170
Bradespar SA	4,300	40,535
CAP SA	15,197	379,061
Carpenter Technology Corporation	88,200	4,247,712
Centamin plc †	66,898	39,300
Centerra Gold Incorporated	13,776	50,759
China Daye Non-Ferrous Metal Mining Limited †	660,000	19,282
China Metal Recycling Holdings Limited (a)	68,664	60,061
China Rare Earth Holdings Limited	278,043	45,528
China Steel Corporation	2,696,999	2,286,244
China Zhongwang Holdings Limited †	294,000	102,088
Chubu Steel Plate Company Limited	2,600	9,670
Chung Hung Steel Corporation †	110,954	31,887
Cia Minera Milpo SA	72,475	34,342
Cia Siderurgica Nacional SA	168,978	521,498
Cia Vale do Rio Doce	297,246	4,225,950
Cliffs Natural Resources Incorporated «	111,016	2,002,729
Coeur D’alene Mines Corporation †	225,900	3,205,521
Commercial Metals Company	255,734	3,943,418
Compania de Minas Buenaventura SA ADR	39,492	708,881
Compass Minerals International Incorporated «	65,909	5,751,219
Cudeco Limited †	27,003	96,375
Daido Steel Company Limited	74,000	395,476
Delong Holdings Limited †	7,000	2,132
Detour Gold Corporation †	15,148	156,046
Dominion Diamond Corporation †	10,250	156,110
Dongkuk Steel Mill Company Limited	4,963	54,426
Dowa Mining Company Limited	56,000	464,383
Eastern Platinum Limited †	32,617	2,360
El Ezz Aldekhela Steel Alexandria	164	10,829
El Ezz Steel Company	15,612	21,650
Eldorado Gold Corporation	67,207	543,231
Energy Fuels Incorporated †	56,699	9,297
Eramet	866	90,839
Eregli Demir Ve Celik Fabrikalari Tas	398,233	474,568
Evraz plc	86,850	175,427
Feng Hsin Iron & Steel Company	115,690	223,102
First Majestic Silver Corporation †	10,800	116,776
First Quantum Minerals Limited	56,722	1,015,443
Fortescue Metals Group Limited	323,599	1,009,756
Fosun International	246,500	206,331
Franco-Nevada Corporation	13,507	563,601
Freeport-McMoRan Copper & Gold Incorporated Class B	115,200	3,576,960
Fresnillo plc	15,690	274,910
G-Resources Group Limited †	4,605,000	185,607
Gabriel Resources Limited †	32,774	43,941
Gerdau SA	32,565	183,214
Gindalbie Metals Limited †	94,123	10,635
Glencore International plc	906,195	4,407,117
Godo Steel Limited	26,000	41,965
Gold Fields Limited	165,151	1,003,430
Goldcorp Incorporated-Legend Shares «	77,180	2,290,647
Golden Star Resources Limited †	13,559	9,024
Grupo Mexico SAB de CV	563,256	1,864,553
Harmony Gold Mining Company Limited	76,921	318,145

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments —May 31, 2013 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Hecla Mining Company «	655,077	$2,508,945
Hindalco Industries Limited	159,435	287,764
Hindalco Industries Limited GDR 144A	47,917	86,869
Hindustan Zinc Limited	43,032	87,687
Hudbay Minerals Incorporated	14,987	119,260
Hyundai Hysco	8,120	247,335
Hyundai Steel Company	11,338	714,603
IAMGOLD Corporation	35,249	184,617
Iluka Resources Limited «	79,595	838,212
Impala Platinum Holdings Limited	122,990	1,289,166
Independence Group NL	42,669	130,130
Indophil Resources NL †	152,574	43,806
Industrias Penoles SAB de CV	28,068	1,067,411
Intrepid Mines Limited †	100,257	30,799
JFE Holdings Incorporated	99,292	2,040,546
Jiangxi Copper Company Limited	314,000	604,240
Jindal Steel & Power Limited	77,705	390,156
JSW Steel Limited	25,023	302,294
Kazakhmys plc	16,983	83,725
KGHM Polska Miedz SA	30,789	1,375,524
Kingsgate Consolidated Limited	18,586	28,587
Kinross Gold Corporation	113,307	743,176
Kobe Steel Limited †	599,000	790,280
Korea Zinc Company Limited	2,956	845,705
Koza Altin Isletmeleri A/S	13,742	242,551
Kumba Iron Ore Limited «	16,043	822,784
Kyoei Steel Limited	5,200	81,662
Labrador Iron Ore Royalty Company	2,785	91,065
Lake Shore Gold Corporation «†	38,384	12,588
Lonmin plc †«	59,315	263,745
Lundin Mining Corporation †	45,155	185,977
Lynas Corporation Limited «†	320,009	168,018
Major Drilling Group International	4,509	29,618
Maruichi Steel Tube Limited	15,900	392,104
Mechel ADR «	11,200	33,600
Medusa Mining Limited	33,903	81,121
Mercator Minerals Limited †	33,385	7,084
Midas Holdings Limited	65,000	25,310
Mincor Resources NL	16,028	7,930
Minera Frisco SAB de CV †	130,377	484,644
Mineral Deposit Limited †	6,406	16,590
Mining and Metallurgical Company Norilsk Nickel ADR	150,752	2,158,218
Minmetals Resources Limited †	288,000	78,659
Mirabela Nickel Limited †	50,990	7,822
Mitsubishi Materials Corporation	253,000	801,793
Mitsubishi Steel Manufacturing Company Limited	27,000	58,863
Mitsui Mining & Smelting Company Limited	112,000	254,982
Mittal Steel South Africa Limited †	48,291	138,260
Molycorp Incorporated «†	98,300	645,831
Mongolian Mining Corporation †	163,500	41,318
Mount Gibson Iron Limited	110,917	51,472
Murchison Metals Limited	36,942	1,414
Mytilineos Holdings SA †	1,209	7,111
Nakayama Steel Works Limited †	14,000	9,491
Nakornthai Strip Mill plc †	5,418,300	19,687
National Aluminum Company Limited	36,556	21,875
Neturen Company Limited	6,900	49,404
Nevsun Resources Limited	18,400	66,554
New Gold Incorporated †	45,386	308,629
Newcrest Mining Limited	147,150	2,010,353
Newmont Mining Corporation	60,364	2,069,278
Nippon Coke & Engineering Company	32,000	35,141
Nippon Denko Company Limited	10,000	30,584
Nippon Light Metal Holdings Company Limited	103,200	115,891
Nippon Steel Corporation	1,807,000	4,529,999

Portfolio of investments —May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Nippon Yakin Kogyo Company Limited †	12,500	$15,009
Nisshin Steel Holdings Company Limited	17,264	151,913
Nittetsu Mining Company Limited	12,000	49,453
NMDC Limited	71,719	148,968
Norddeutsche Affinerie AG	3,804	228,337
Norsk Hydro ASA «	97,893	443,731
Northern Dynasty Minerals †	2,200	5,411
NovaCopper Incorporated †	2,136	3,812
NovaGold Resources Incorporated †	12,820	32,645
Novolipet Steel GDR-Register Shares	14,925	207,905
Nucor Corporation	38,100	1,695,831
Nyrstar	7,466	38,343
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	10,363
Osisko Mining Corporation -Canada Exchange †	39,159	168,458
Outokumpu Oyj «†	41,744	28,563
OZ Minerals Limited	56,980	216,528
Pacific Metals Company Limited	27,000	126,347
Pan American Silver Corporation	16,145	196,528
Pan Australian Resources Limited	79,433	177,104
Perseus Mining Limited †	78,037	78,566
Petropavlovsk plc	8,669	18,052
Philex Mining Corporation	467,724	152,219
Pilot Gold Incorporated †	4,936	5,618
Polymetal International plc	38,178	398,286
Polyus Gold International Limited	110,465	341,095
POSCO	17,431	4,934,419
PT Aneka Tambang Tbk	756,174	98,483
PT International Nickel Indonesia Tbk	380,928	98,435
Randgold Resources Limited	8,613	677,652
Rautaruukki Oyj	4,052	26,661
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	339,045
Reliance Steel & Aluminum Company	55,500	3,650,235
Resolute Mining Limited	139,174	103,400
Rio Alto Mining Limited †	15,465	45,944
Rio Tinto Limited	81,984	4,247,070
Rio Tinto plc	117,562	5,021,159
Royal Gold Incorporated	52,085	2,852,175
Sally Malay Mining Limited	21,272	4,614
Salzgitter AG	2,771	104,743
Sandfire Resources NL †	24,651	147,819
Sanyo Special Steel Company Limited «	26,000	121,591
Seabridge Gold Incorporated †	2,100	25,137
Semafo Incorporated	21,405	42,118
Sesa Goa Limited	67,555	195,349
Severstal GDR Register Shares	12,900	101,265
Sherritt International Corporation	27,940	125,046
Shree Precoated Steels Limited †	3,781	134
Sibanye Gold Limited †	153,032	128,946
Silver Standard Resources Incorporated †	5,023	39,632
Silver Wheaton Corporation «	32,641	774,191
Silvercorp Metals Incorporated	13,691	42,786
Sims Group Limited	28,188	259,155
Sociedad Minera Cerro Verde SA †	3,244	76,234
Sociedad Minera El Brocal SA	3,920	32,806
Southern Copper Corporation	19,708	613,904
SSAB Svenskt Stal AB Class A «	20,546	142,255
SSAB Svenskt Stal AB Class B	4,150	24,934
St. Barbara Limited †	67,401	42,992
Steel Authority of India Limited	105,948	105,226
Steel Dynamics Incorporated	155,100	2,379,234
Sterlite Industries India Limited	169,323	279,438
Straits Resources Limited †	76,749	944
Sumitomo Light Metal Industries Limited	128,000	133,599

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Sumitomo Metal Mining Company Limited	112,000	$1,407,389
Sumitomo Titanium Corporation «	3,700	71,644
Sundance Resources Limited Australia †	558,512	49,598
Talvivaara Mining Company plc †	152,775	33,353
Taseko Mines Limited †	8,732	19,624
Tata Steel Limited	48,920	251,982
Teck Cominco Incorporated Limited	45,708	1,220,790
Teranga Gold Corporation †	13,496	8,897
Thompson Creek Metals Company Incorporated «†	6,878	23,750
Toho Titanium Company Limited «	7,700	60,444
Toho Zinc Company Limited	26,000	83,021
Tokyo Rope Manufacturing Company Limited †	29,000	43,535
Tokyo Steel Manufacturing Company Limited	16,100	55,613
Ton Yi Industrial Corporation	243,350	190,115
Topy Industries Limited	36,000	71,271
Trans Hex Group Limited †	3,465	1,154
Tung Ho Steel Enterprise Corporation	217,962	209,305
Turquoise Hill Resources Limited †	28,864	192,659
Tycoons Worldwide Groups Thailand PCL †	54,500	10,801
United States Steel Corporation «	105,000	1,857,450
Usinas Siderurgicas de Minas Gerais SA †	68,888	290,437
Vedanta Resources plc	10,041	190,125
Viohalco SA †	1,430	7,908
Voestalpine AG	9,874	327,227
Volcan Cia Minera S.A.A.	663,385	294,999
Walter Industries Incorporated «	46,000	784,760
Western Areas NL «	21,053	60,499
Worthington Industries Incorporated «	120,219	4,133,129
Yamana Gold Incorporated	67,881	800,102
Yamato Kogyo Company Limited	10,800	329,452
Yieh Phui Enterprise	464,728	139,776
Yodogawa Steel Works Limited	31,000	118,467
Young Poong Corporation	239	335,056
Zhaojin Mining Industry Company Limited	187,500	184,821
Zhidao International Holding †	102,000	1,810
Zijin Mining Group Company Limited Class H «	1,339,000	370,228
ZPH Stalprodukt SA †	474	23,981
		173,693,679

Paper & Forest Products : 0.15%
Ahlstrom Oyj «	1,791	28,190
Canfor Corporation †	8,208	137,598
China Sandi Holdings Limited †(a)	181,900	9,139
Chuetsu Pulp & Paper Company Limited	4,000	6,069
Compania Manufacturera De Papeles y Cartones SA	274,289	900,375
Daiken Corporation	18,000	46,886
Daio Paper Corporation	22,000	123,478
Domtar Corporation «	25,700	1,862,479
Fibria Celulose SA †	50,315	552,060
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	128,717
Holmen AB Class B	6,246	169,428
International Paper Company	52,700	2,432,105
Lee & Man Paper Manufacturing Limited	337,000	225,381
Mitsubishi Paper Mills Limited †	65,000	62,252
Mondi plc	33,273	437,973
Munksjo Oyj «†(a)	448	0
Nine Dragons Paper Holdings Limited	352,000	267,924
Nippon Paper Industries Company Limited «	22,300	272,665
OJI Paper Company Limited	192,000	668,310
Paperlinx Limited †	60,182	3,373
Resolute Forest Products Incorporated †	211,415	3,217,736
Sappi Limited †	97,580	246,340
Shihlin Paper Corporation †	26,000	40,712

Portfolio of investments —May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Paper & Forest Products (continued)
Stora Enso Oyj «	69,844	$505,380
Tokushu Tokai Holdings Company Limited	24,000	47,170
UPM-Kymmene Oyj «	55,974	595,931
West Fraser Timber Company Limited	3,075	228,412
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	205,068
		13,421,151

Telecommunication Services : 2.59%
Diversified Telecommunication Services : 1.27%
AT&T Incorporated	658,098	23,026,849
BCE Incorporated «	24,500	1,100,993
Belgacom SA	15,466	346,529
Bell Aliant Incorporated «	11,577	313,001
Bezeq Israeli Telecommunication Corporation Limited	178,458	230,857
BT Group plc	754,206	3,432,053
Cable & Wireless Communication plc	241,619	158,183
CenturyTel Incorporated «	74,771	2,553,430
China Communications Services Corporation Limited	512,000	335,072
China Telecom Corporation Limited	3,142,000	1,496,925
China Unicom Limited	959,688	1,303,862
Chorus Limited	56,947	112,701
Chunghwa Telecom Company Limited	854,602	2,716,429
Citic 1616 Holdings Limited	481	149
Colt Telecom Group SA †	85,344	140,694
Deutsche Telekom AG	279,410	3,182,029
Elisa Oyj	17,138	324,684
France Telecom SA	171,450	1,738,779
France Telecom SA ADR	11,264	113,766
Frontier Communications Corporation «	706,341	2,924,252
Hellenic Telecommunications Organization SA †	21,810	190,890
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	360,478	410,028
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	106,100
Iliad SA	1,823	382,428
Inmarsat plc	40,614	375,928
KT Corporation	25,561	873,825
Level 3 Communications Incorporated «†	130,050	2,786,972
LG Telecom Limited †	51,939	536,213
Magyar Telekom plc	48,339	76,673
Mahanagar Telephone Nigam Limited †	8,074	2,602
Manitoba Telecom Services Incorporated	5,945	204,484
Netia SA «†	62,583	86,197
Nippon Telegraph & Telephone Corporation	83,100	4,098,491
Oi SA NPV	58,305	116,784
PCCW Limited	793,000	376,199
Portugal Telecom SGPS SA «	69,503	294,886
PT Telekomunikasi Indonesia Tbk	2,236,500	2,511,219
PT Xl Axiata Tbk	521,500	266,207
Rostelecom-Sponsored ADR «	15,100	286,527
Royal KPN NV	274,617	527,946
Shin Satellite PCL	188,600	225,822
Singapore Telecommunications Limited	1,395,100	4,126,657
SK Broadband Company Limited †	33,822	152,162
Swisscom AG	2,129	908,884
T-Gaia Corporation	4,400	39,579
TalkTalk Telecom Group plc	57,843	200,821
Tata Communications Limited	3,567	13,012
TDC AS	45,035	352,129
Telecom Argentina SA ADR «	2,951	44,737
Telecom Corporation of New Zealand Limited	177,347	324,508
Telecom Egypt Company	36,313	70,299
Telecom Italia SpA	885,010	685,086
Telecom Italia SpA RSP	592,709	366,443
Telecom Malaysia Bhd	396,800	702,947

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica Brasil SA	6,724	$144,413
Telefonica SA	385,138	5,299,095
Telekom Austria AG	23,473	160,405
Telekomunikacja Polska SA	132,850	325,813
Telenet Group Holding NV	5,930	277,432
Telenor ASA	70,077	1,474,058
Teliasonera AB	206,312	1,378,771
Telstra Corporation Limited	828,340	3,745,440
TELUS Corporation	36,686	1,277,773
Time Warner Telecom Incorporated †	306,571	8,746,471
Tiscali SpA †	588	32
True Corporation PCL †	489,562	179,493
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon A/S	117,421	452,174
Verizon Communications Incorporated	342,824	16,620,108
Windstream Corporation «	422,135	3,389,744
		111,746,144

Wireless Telecommunication Services : 1.32%
Advanced Info Service PCL	39,500	341,621
Advanced Info Service PCL-Foreign Register	202,100	1,855,782
America Movil SAB de CV Class A	22,794	22,922
America Movil SAB de CV Class L	11,698,436	11,736,658
Bharti Airtel Limited	266,511	1,422,727
Cellcom Israel Limited	6,225	54,059
China Mobile Limited	1,183,000	12,509,401
Crown Castle International Corporation †	72,366	5,156,078
Digi.com Bhd	598,500	916,519
Empresa Nacional de Telecomunicaciones SA	22,604	410,490
Far Eastone Telecommunications Company Limited	361,722	862,025
Freenet AG	9,566	204,414
Globe Telecom Incorporated	8,330	304,400
Idea Cellular Limited †	166,212	385,386
KDDI Corporation	104,000	4,691,849
Maxis Bhd	514,200	1,121,841
Millicom International Cellular SA	6,159	490,981
Mobilone Limited	94,400	234,507
Mobistar SA	1,938	42,756
MTN Group Limited	351,748	6,367,558
NII Holdings Incorporated «†	376,800	2,905,128
NTT DoCoMo Incorporated	2,670	3,900,914
Okinawa Cellular Telephone Company	2,400	58,510
Orascom Telecom Holding SAE †	313,006	223,200
Orascom Telecom Media and Technology Holding SAE	313,006	21,961
Partner Communications Company Limited	5,768	34,808
Philippine Long Distance Telephone Company	18,540	1,353,688
PT Indonesian Satellite Corporation Tbk	241,500	127,957
Reliance Communications Limited	99,697	187,226
Reliance Communications Limited GDR 144A	32,828	61,838
Rogers Communications Incorporated «	35,000	1,586,689
SBA Communications Corporation Class A «†	100,713	7,580,668
Shin Corporation PCL	137,100	401,542
Sistema JSFC Register Shares-Sponsored GDR	28,396	542,080
Sistema JSFC Register Shares-Sponsored GD-BATS Exchange	9,273	175,125
SK Telecom Company Limited	8,479	1,565,439
SmarTone Telecommunications Holding Limited	52,289	91,046
Sprint Nextel Corporation †	2,183,231	15,937,586
StarHub Limited	109,000	345,450
T-Mobile USA Incorporated	128,700	2,758,041
Taiwan Mobile Company Limited	370,202	1,349,351
Tata Teleservices Maharashtra Limited †	26,818	3,553
Tele2 AB-B Redemption Shares †	29,579	124,598
Tele2 AB-B Shares	29,579	368,530
Telephone and Data Systems Incorporated	220,789	5,133,344

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Wireless Telecommunication Services (continued)
Tim Participacoes SA	177,415	$675,101
TM International SDN Bhd	707,350	1,537,969
Total Access Group Incorporated	81,100	306,462
Turkcell Iletisim Hizmetleri AS †	179,299	1,103,364
Vivendi SA	125,850	2,463,181
Vodacom Group Proprietary Limited «	70,753	787,906
Vodafone Group plc	4,709,118	13,647,538
		116,491,767

Utilities : 3.99%
Electric Utilities : 1.81%
Acciona SA	2,541	158,044
ALLETE Incorporated	80,232	3,796,578
American Electric Power Company Incorporated	57,998	2,657,468
Atel Holding AG	575	70,353
Centrais Electricas Brasileiras SA	79,100	209,033
CESC Limited	11,882	69,338
CEZ AS	37,756	1,046,070
Chubu Electric Power Company Incorporated	133,400	1,723,739
Cleco Corporation	133,826	6,090,421
CLP Holdings Limited	361,500	3,046,275
Companhia Energetica de Minas Gerais	22,649	230,530
Companhia General de Electricidad SA	82,344	575,143
Contact Energy Limited	63,825	261,054
CPFL Energia SA	47,500	499,218
Drax Group plc	35,738	309,771
Duke Energy Corporation	85,503	5,722,716
E.CL SA	106,611	196,797
E.ON SE	187,516	3,159,854
Edison International	39,968	1,836,130
El Paso Electric Company	92,100	3,296,259
Electricite de France SA	26,263	595,962
Electricity Generating PCL	29,800	154,537
Emera Incorporated	12,523	426,030
Empresa Electrica Pehuenche SA	6,772	47,300
ENBW Energie Baden-Wuerttemberg AG	2,364	88,036
Endesa SA	7,520	168,568
Enea SA	23,564	106,106
Enel SpA	620,103	2,334,013
Energias de Portugal SA	245,535	791,820
Enersis SA	4,350,024	1,462,740
Entergy Corporation	23,539	1,621,366
EVN AG	581	7,601
Exelon Corporation	104,071	3,261,585
Federal Hydrogenerating Company ADR	309,300	455,011
FirstEnergy Corporation	50,146	1,956,195
Fortis Incorporated (Canada) «	18,274	581,842
Fortum Oyj	40,768	764,701
Great Plains Energy Incorporated	108,346	2,445,369
Hawaiian Electric Industries Incorporated «	215,584	5,641,833
Hera SpA «	43,571	93,504
Hokkaido Electric Power Company Incorporated †	37,200	487,084
Hokuriku Electric Power Company	36,400	494,047
Hong Kong Electric Holdings Limited	217,605	1,911,614
Iberdrola SA	462,758	2,503,092
IDACORP Incorporated «	110,063	5,198,275
Infratil Limited	109,973	199,287
ITC Holdings Corporation «	41,112	3,559,066
Japan Wind Development Company Limited †	12	8,591
Kansai Electric Power Company Incorporated †	153,600	1,808,224
Korea Electric Power Corporation †	62,964	1,490,180
KSK Energy Ventures Limited †	40,370	36,794
Kyushu Electric Power Company Incorporated †	91,100	1,245,342

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
Manila Electric Company	51,050	$466,226
National Grid plc	348,392	4,142,523
Nextera Energy Incorporated	51,111	3,865,014
Northeast Utilities	228,884	9,537,596
NV Energy Incorporated	166,579	3,904,612
OGE Energy Corporation	70,598	4,791,486
Pepco Holdings Incorporated «	179,988	3,738,351
Pinnacle West Capital Corporation	78,504	4,433,906
PNM Resources Incorporated	174,837	3,919,846
Polska Grupa Energetyczna SA	151,828	832,674
Portland General Electric Company	165,853	5,048,565
Power Grid Corporation of India Limited	231,455	463,342
PPL Corporation	69,866	2,075,020
Public Power Corporation SA †	10,093	100,693
Red Electrica de Espana SA	10,670	567,322
Reliance Energy Limited	32,954	209,927
Romande Energie Holding SA	7	8,016
Scottish & Southern Energy plc	91,779	2,154,305
Shikoku Electric Power Company Incorporated †	39,900	648,614
SP AusNet	293,760	338,777
Spark Infrastructure Group 144A	222,795	371,594
Tata Power Company Limited	337,069	532,419
Tauron Polska Energia SA	210,484	275,305
Tenaga Nasional Bhd	501,937	1,351,743
Terna SpA	126,682	561,651
The Chugoku Electric Power Company Incorporated	58,500	795,867
The Okinawa Electric Power Company Incorporated	2,600	99,774
The Southern Company	105,038	4,611,168
Tohoku Electric Power Company Incorporated †	96,600	1,129,133
Tokyo Electric Power Company Incorporated †	304,200	1,821,893
Torrent Power Limited	57,027	127,616
Trustpower Limited	3,817	22,723
UIL Holdings Corporation «	111,700	4,351,832
UNS Energy Corporation	90,852	4,259,142
Vector Limited	28,886	66,891
Verbund Oesterreichische Elektrizitaetswirtschafts AG «	8,531	177,773
Westar Energy Incorporated	283,113	8,980,344
Xcel Energy Incorporated	58,538	1,681,211
		159,365,400

Gas Utilities : 0.82%
AGL Resources Incorporated	83,369	3,529,010
APA Group	152,734	939,350
Atmos Energy Corporation	201,946	8,526,160
Aygaz AS	12,972	73,087
Centrica plc	497,567	2,861,356
China Gas Holdings Limited	512,000	510,516
China Resources Gas Group Limited	162,000	422,523
Enagas SA	21,486	537,115
Envestra Limited	159,835	155,921
Gail India Limited	63,415	342,026
Gas Natural SDG SA	33,541	692,933
GDF Suez	147,526	3,008,673
Hong Kong & China Gas Company Limited	994,040	2,808,821
Korea Gas Corporation	4,883	239,060
National Fuel Gas Company	59,000	3,610,800
Northwest Natural Gas Company	1,570	67,086
ONEOK Incorporated	162,992	7,357,459
Osaka Gas Company Limited	380,000	1,534,433
Petronas Gas Bhd	91,700	629,795
Piedmont Natural Gas Company «	166,590	5,629,076
PT Perusahaan Gas Negara Persero Tbk	2,360,000	1,322,888
Questar Corporation	123,903	3,012,082
Rubis SCA	4,087	249,902

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Gas Utilities (continued)
Saibu Gas Company Limited	65,000	$144,138
Shizuoka Gas Company Limited	11,500	83,088
Snam Rete Gas SpA «	157,963	749,122
Southwest Gas Corporation	101,607	4,811,091
Superior Plus Corporation «	9,992	114,883
Toho Gas Company Limited	93,000	486,647
Tokyo Gas Company Limited	461,000	2,478,751
UGI Corporation «	252,739	9,652,102
WGL Holdings Incorporated	113,455	4,869,489
Xinao Gas Holdings Limited	136,000	764,403
		72,213,786

Independent Power Producers & Energy Traders : 0.16%
Aboitiz Power Corporation	386,100	326,545
Adani Power Limited †	93,197	93,291
AES Gener SA	453,857	312,474
Babcock & Brown Wind Partners †	70,286	17,153
China Longyuan Power Group	665,000	660,256
China Renewable Energy Investment Limited †	15,871	391
China Resources Power Holdings Company	388,600	1,018,374
Colbun SA	1,637,920	464,148
EDP Renovaveis SA	9,632	50,980
Electric Power Development Company	27,200	855,594
Empresa Nacional de Electricidad SA (Chile)	742,709	1,193,137
Enel Green Power SpA	152,321	326,567
Energy World Corporation Limited †	112,693	41,368
Etrion Corporation †	2,567	620
Glow Energy PCL	31,600	73,064
GVK Power & Infrastructure Limited †	127,035	18,128
Huaneng Power International Incorporated	678,000	691,471
Indiabulls Infrastructure and Power Limited †	128,891	6,846
JSW Energy Limited	47,611	46,905
Neyveli Lignite Corporation Limited	4,901	5,774
NHPC Limited	460,688	157,002
NRG Energy Incorporated	230,789	5,889,735
NTPC Limited	273,560	745,052
PNOC Energy Development Corporation	1,562,250	228,436
Ratchaburi Electricity Generating Holding PCL ADR	20,700	37,263
Reliance Power Limited †	138,060	167,758
Sechilienne SA	469	8,989
Solartron PCL	391,200	99,496
Tractebel Energia SA	31,629	545,659
Transalta Corporation «	24,700	352,840
		14,435,316

Multi-Utilities : 1.06%
ACEA SpA	1,765	13,675
AEM SpA	134,739	113,161
AGL Energy Limited	99,118	1,357,568
Alliant Energy Corporation	78,518	3,867,797
Ameren Corporation	173,806	5,916,356
ATCO Limited	4,129	370,385
Avista Corporation	131,420	3,510,228
Black Hills Corporation	97,042	4,606,584
Canadian Utilities Limited Class A	5,799	425,717
Canadian Utilities Limited Class B	258	18,913
CenterPoint Energy Incorporated	311,410	7,218,484
CMS Energy Corporation	192,821	5,196,526
Consolidated Edison Incorporated	35,115	2,004,013
Dominion Resources Incorporated	69,686	3,940,743
DTE Energy Company	125,674	8,371,145
Integrys Energy Group Incorporated «	56,032	3,223,521

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name		Shares	Value
Multi-Utilities (continued)
Just Energy Group Incorporated «		8,403	$60,221
MDU Resources Group Incorporated		133,603	3,454,974
NiSource Incorporated		226,583	6,509,730
Northwestern Corporation		85,431	3,516,340
PG&E Corporation		52,565	2,360,694
Public Service Enterprise Group Incorporated		60,702	2,005,594
RWE AG		45,697	1,559,205
SCANA Corporation		100,857	5,087,227
Sempra Energy		27,109	2,203,962
TECO Energy Incorporated «		144,064	2,536,967
Vectren Corporation		180,637	6,203,075
Wisconsin Energy Corporation		164,726	6,722,468
YTL Corporation Bhd		985,009	537,291
YTL Power International Bhd		409,303	200,724
			93,113,288

Water Utilities : 0.14%
Aguas Andinas SA Class A		613,482	455,416
American Water Works Company Incorporated		126,378	5,047,537
Aqua America Incorporated «		98,950	3,076,356
China Water Affairs Group Limited		100,000	36,579
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	967,620
Guangdong Investment Limited		564,000	493,582
Hyflux Limited		81,500	86,234
Manila Water Company		64,900	62,259
Pennon Group plc		35,570	367,458
Puncak Niaga Holding Bhd †		13,700	7,913
Severn Trent plc		25,380	791,299
Sound Global Limited		168,000	83,358
United Utilities Group plc		65,169	744,570
Veolia Environnement SA		39,778	496,779
			12,716,960

Total Common Stocks (Cost $6,935,593,883)			8,461,336,321

Investment Companies : 0.01%
Australian Infrastructure Fund			19,036
BB Biotech AG REG			113,953
Duet Group			517,721
Macquarie Korea Infrastructure Fund			465,276
Total Investment Companies (Cost $1,222,618)			1,115,986

	Dividend yield
Preferred Stocks : 0.67%
Consumer Discretionary : 0.06%
Automobiles : 0.05%
Bayerische Motoren Werke AG ±	4.66%	4,593	319,348
Porsche AG ±	3.19	14,496	1,195,543
Volkswagen AG ±	2.13	13,751	2,986,461
			4,501,352

Media : 0.00%
ProSiebenSat.1 Media AG ±	3.75	8,128	323,256

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.65	97,800	787,679

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Dividend yield	Shares	Value
Consumer Staples : 0.11%
Beverages : 0.08%
Companhia de Bebidas das Americas ±	3.16%	169,594	$6,489,041
ITO EN Limited ±	3.19	4,600	78,190
			6,567,231

Food & Staples Retailing : 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.13	22,277	1,079,526

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.30	17,027	1,638,547

Energy : 0.12%
Oil, Gas & Consumable Fuels : 0.12%
Petroleo Brasileiro SA ±	4.14	964,758	9,031,375
Surgutneftegaz SP ADR ±	10.90	269,016	1,637,796
			10,669,171

Financials : 0.22%
Capital Markets : 0.00%
Hyundai Securities Company Limited ±	7.96	6,105	38,031

Commercial Banks : 0.22%
Banco Bradesco SA ±	2.42	473,000	7,581,516
Banco Itau Holding Financeira SA ±	3.34	522,830	7,909,091
Investimentos Itau SA ±	3.98	796,351	3,502,487
Shinkin Central Bank ±	4.11	138	231,202
			19,224,296

Insurance : 0.00%
Unipol Gruppo Finanziari SpA ±	6.99	185	579

Health Care : 0.00%
Biotechnology : 0.00%
Valneva SE †	0.00	613	255

Materials : 0.12%
Chemicals : 0.02%
Braskem SA ±	4.10	30,900	241,077
Fuchs Petrolub AG «±	1.99	3,216	275,156
Sociedad Quimica y Minera de Chile SA Class B ±	2.67	23,458	1,091,445
			1,607,678

Metals & Mining : 0.10%
Bradespar SA ±	6.26	50,900	524,257
Gerdau SA ±	1.61	171,102	1,042,525
Metalurgica Gerdau SA ±	1.65	24,537	190,174
Usinas Siderurgicas de Minas Gerais SA Class A ±	1.15	111,602	463,749
Vale SA ±	7.59	474,030	6,340,909
			8,561,614

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Dividend yield		Shares	Value
Telecommunication Services : 0.02%
Diversified Telecommunication Services : 0.02%
Oi SA ±	29.98%		175,567	$325,428
Telef Brasil Preference ±	7.81		65,756	1,617,957
				1,943,385

Utilities : 0.02%
Electric Utilities : 0.02%
Centrais Electricas Brasileiras SA B Shares ±	15.12		39,500	184,609
Companhia Energetica de Minas Gerais ±	22.74		122,648	1,239,769
RWE AG «±	7.97		3,735	122,555
				1,546,933

Independent Power Producers & Energy Traders : 0.00%
Companhia Energetica de Sao Paulo Preference B ±	6.49		44,900	439,818

Total Preferred Stocks (Cost $64,696,651)				58,929,351

		Expiration date
Rights : 0.00%
Consumer Discretionary : 0.00%
Internet & Catalog Retail : 0.00%
CDON Group†		6-5-2013	4,115	4,287

Financials : 0.00%
Commercial Banks : 0.00%
National Bank of Greece SA†		6-13-2013	5,946	6,183
Tisco Financial Group PCL†(a)		6-25-2013	620	618
				6,801

Diversified Financial Services : 0.00%
Exor SpA†(a)		6-5-2013	5,847	0
Exor SpA-Preferred†(a)		6-5-2013	5,847	1
Multi-Purpose Holdings Bhd†		6-13-2013	110,685	22,144
				22,145

Insurance : 0.00%
PICC Property & Casualty Company Limited†(a)		6-18-2013	94,622	46,521

Real Estate Management & Development : 0.00%
Hopewell Hong Kong Properties†(a)		6-1-2013	4,920	0

REITs : 0.00%
Cromwell Property Group†(a)		6-17-2013	20,830	698

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG†(a)		6-1-2013	1,885	0

Pharmaceuticals : 0.00%
Almirall SA†		6-3-2013	1,065	187

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Expiration date	Shares	Value
Industrials : 0.00%
Commercial Services & Supplies : 0.00%
Marfin Investment Group SA-A Shares†	7-26-2013	31,243	$41
Marfin Investment Group SA-B Shares†	7-26-2013	31,243	41
			82

Construction & Engineering : 0.00%
Polimex Mostostal SA†(a)	6-30-2013	86,564	0

Industrial Conglomerates : 0.00%
Empresas Copec SA†(a)	6-18-2013	19,230	6,523
Itausa Investimentos Itau SA†(a)	6-12-2013	1,190	3,727
Itausa Investimentos Itau SA-Preferred†(a)	6-12-2013	20,678	26,164
			36,414

Total Rights (Cost $161,715)			117,135

Warrants : 0.00%
Consumer Discretionary : 0.00%
Distributors : 0.00%
Tat Hong Holdings Limited†(a)	8-2-2013	700	0
Ubisoft Entertainment†	10-10-2013	3,327	1,258
			1,258

Media : 0.00%
Seat Pagine Gialle SpA†(a)	5-14-2013	259	0
Yellow Media Limited†	12-20-2022	128	407
			407

Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Sinarmas Land Limited†	11-18-2015	42,500	18,157

Food Products : 0.00%
Kulim Malaysia Bhd†	10-21-2015	8,450	2,168

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd†	11-15-2017	44,637	2,377

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA†	6-3-2014	3,641	1,136

Financials : 0.00%
Real Estate Management & Development : 0.00%
Africa Israel Investment Limited†	10-13-2013	119	23

Industrials : 0.00%
Construction & Engineering : 0.00%
Dialog Group Bhd†	11-3-2013	29,919	7,434

Marine : 0.00%
Thoresen Thai Agencies PCL†	9-12-2015	16,368	3,514

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name			Expiration date	Shares	Value
Materials : 0.00%
Metals & Mining : 0.00%
Kinross Gold Corporation†			9-17-2014	1,456	$126

Total Warrants (Cost $49,476)					36,600

Short-Term Investments : 13.04%

		Yield
Investment Companies : 13.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%		227,446,056	227,446,056
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.16		921,660,753	921,660,753

Total Short-Term Investments (Cost $1,149,106,809)					1,149,106,809

Total investments in securities (Cost $8,150,831,152)*	109.75%				9,670,642,202
Other assets and liabilities, net	(9.75)				(859,311,022)

Total net assets	100.00%				$8,811,331,180

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $8,234,408,306 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,882,631,034
Gross unrealized depreciation	(446,397,138)

Net unrealized appreciation	$1,436,233,896

Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On May 31, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$6,127,739,431	$2,333,339,151	$257,739	$8,461,336,321
Investment companies	484,312	631,674	0	1,115,986
Preferred stocks	50,313,889	8,615,462	0	58,929,351
Rights	0	117,135	0	117,135
Warrants	3,537	33,063	0	36,600
Short-term investments
Investment companies	227,446,056	921,660,753	0	1,149,106,809

	$6,405,987,225	$3,264,397,238	$257,739	$9,670,642,202

As of May 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$5,935,440	$0	$0	$5,935,440

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period.

Derivative transactions

As of May 31, 2013, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At May 31, 2013, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at May 31, 2013	Unrealized gains
6-21-2013	568 Long	S&P 500 E-Mini Index	$46,263,600	$1,897,750
6-21-2013	451 Long	Russell 2000 Index	44,337,810	1,732,830
6-21-2013	379 Long	S&P Midcap 400 Index	44,850,860	1,707,900
6-21-2013	811 Long	MSCI EAFE Index	68,497,060	596,960

Wells Fargo Advantage Short Term Investment Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 27.94%
Banco Del Estado De Chile	0.22%	8-8-2013	$3,000,000	$3,000,060
Banco del Estado de Chile ±	0.27	10-7-2013	1,000,000	1,000,070
Bank of Montreal	0.18	6-10-2013	2,000,000	2,000,040
Bank of Montreal	0.18	8-28-2013	2,000,000	1,999,660
Bank of Montreal	0.19	7-8-2013	2,000,000	2,000,080
Bank of Montreal	0.19	8-9-2013	3,000,000	3,000,120
Bank of Montreal	0.19	8-14-2013	2,000,000	2,000,080
Barclays Bank plc ±	0.76	6-28-2013	1,000,000	1,000,340
Barclays Bank plc ±	0.78	12-12-2013	5,000,000	5,008,050
Barclays Bank plc ±	0.88	9-30-2013	1,000,000	1,001,710
China Construction Bank Corporation	0.22	6-4-2013	4,000,000	4,000,000
China Construction Bank Corporation	0.22	6-5-2013	4,000,000	4,000,000
China Construction Bank Corporation ±	0.44	3-25-2015	4,000,000	4,000,000
Credit Agricole	0.12	6-3-2013	8,000,000	8,000,000
Credit Agricole	0.20	6-14-2013	1,000,000	1,000,010
Credit Agricole	0.21	6-3-2013	2,000,000	2,000,000
Credit Agricole	0.21	6-4-2013	2,000,000	2,000,000
Credit Industriel & Commercial New York	0.13	6-3-2013	7,000,000	7,000,000
Credit Industriel & Commercial New York	0.15	6-5-2013	1,000,000	999,990
Credit Industriel & Commercial New York	0.15	6-6-2013	4,000,000	3,999,960
DNB Nor Bank ASA	0.09	6-3-2013	5,000,000	5,000,000
DNB Nor Bank ASA	0.23	8-6-2013	2,000,000	2,000,120
Fortis Bank	0.10	6-3-2013	7,000,000	7,000,000
Industrial & Commercial of China (New York)	0.27	6-7-2013	1,000,000	1,000,020
Industrial & Commercial of China (New York)	0.27	6-28-2013	2,000,000	2,000,140
Mitsubishi UFJ Trust and Banking Corporation	0.19	6-10-2013	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.23	7-30-2013	2,000,000	2,000,040
Mitsubishi UFJ Trust and Banking Corporation	0.24	6-28-2013	2,000,000	2,000,060
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-10-2013	1,000,000	1,000,020
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-11-2013	1,000,000	1,000,020
Mizuho Corporate Bank Limited	0.12	6-4-2013	4,000,000	3,999,960
Mizuho Corporate Bank Limited	0.12	6-5-2013	4,000,000	3,999,960
Mizuho Corporate Bank Limited	0.16	6-28-2013	2,000,000	1,999,960
National Australia Bank Limited ±	1.48	1-30-2014	2,000,000	2,016,820
National Australia Bank Limited ±	1.53	1-17-2014	1,000,000	1,008,040
National Bank of Kuwait	0.14	6-3-2013	3,000,000	3,000,000
Nordea Bank plc	0.20	6-28-2013	2,000,000	2,000,100
Norinchukin Bank	0.13	6-7-2013	2,000,000	2,000,000
Norinchukin Bank	0.25	6-26-2013	2,000,000	2,000,100
Norinchukin Bank	0.25	6-27-2013	2,000,000	2,000,100
Norinchukin Bank	0.25	7-1-2013	1,000,000	1,000,030
Norinchukin Bank	0.25	7-1-2013	2,000,000	2,000,060
Norinchukin Bank	0.25	7-2-2013	1,000,000	1,000,040
Norinchukin Bank	0.25	7-8-2013	1,000,000	1,000,040
Norinchukin Bank	0.25	7-22-2013	1,000,000	1,000,060
Norinchukin Bank	0.25	8-5-2013	2,000,000	2,000,000
Overseas Private Investment Corporation ø(i)	0.15	7-9-2026	1,000,000	1,000,000
Royal Bank of Canada ±	0.32	8-6-2013	1,000,000	1,000,520
Royal Bank of Canada ±	0.33	8-12-2013	2,000,000	2,001,120
Royal Bank of Canada ±	0.33	7-26-2013	2,000,000	2,000,500
Skandinaviska Enskilda Banken AG ±	0.56	12-3-2013	4,000,000	4,005,200
Societe Generale (New York)	0.14	6-3-2013	5,000,000	5,000,000
Standard Chartered Bank	0.22	8-29-2013	3,000,000	3,000,210
Standard Chartered Bank	0.22	9-30-2013	2,000,000	2,000,000
Standard Chartered Bank	0.27	6-4-2013	2,000,000	2,000,040
Sumitomo Mitsui Banking Corporation	0.23	7-12-2013	2,000,000	2,000,040
Sumitomo Mitsui Banking Corporation	0.23	8-16-2013	2,000,000	1,999,920
Sumitomo Mitsui Banking Corporation ±	0.24	6-19-2013	2,000,000	1,999,648
Sumitomo Mitsui Banking Corporation	0.31	7-9-2013	1,000,000	1,000,110
Sumitomo Trust & Banking Company	0.16	6-28-2013	1,000,000	999,980
Sumitomo Trust & Banking Company	0.16	6-28-2013	2,000,000	1,999,960
Sumitomo Trust & Banking Company	0.17	6-13-2013	2,000,000	1,999,980
Sumitomo Trust & Banking Company	0.17	6-19-2013	1,000,000	999,990

1

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Svenska Handelsbanken	0.19%	8-22-2013	$2,000,000	$1,999,960
Swedbank	0.09	6-3-2013	7,000,000	7,000,000
Toronto-Dominion Bank	0.16	7-15-2013	3,000,000	3,000,240
Toronto-Dominion Bank	0.16	8-21-2013	2,000,000	2,000,220
Toronto-Dominion Bank ±	0.25	11-15-2013	2,000,000	2,000,440
Toronto-Dominion Bank ±	0.28	7-26-2013	1,000,000	1,000,470
Toronto-Dominion Bank ±	0.28	10-21-2013	2,000,000	2,000,920
Toronto-Dominion Bank	0.28	9-13-2013	1,000,000	1,000,380
Total Certificates of Deposit (Cost $170,022,985)				170,045,708

Commercial Paper : 48.89%
ABN AMRO Funding LLC 144A(z)	0.21	7-3-2013	1,000,000	999,850
Alpine Securitization 144A(z)(p)	0.17	6-11-2013	2,000,000	1,999,920
Alpine Securitization 144A(z)(p)	0.17	6-13-2013	2,000,000	1,999,920
Anglesea Funding plc 144A(z)(p)	0.33	6-18-2013	3,000,000	2,999,790
Anglesea Funding plc 144A(z)(p)	0.33	6-19-2013	1,000,000	999,920
Anglesea Funding plc 144A(z)(p)	0.33	7-3-2013	1,000,000	999,840
Antalis US Funding Corporation 144A(z)(p)	0.16	6-5-2013	1,000,000	999,980
Antalis US Funding Corporation 144A(z)(p)	0.22	6-26-2013	2,000,000	1,999,760
Antalis US Funding Corporation 144A(z)(p)	0.22	9-10-2013	1,000,000	999,370
Antalis US Funding Corporation 144A(z)(p)	0.24	6-3-2013	1,000,000	999,990
Antalis US Funding Corporation 144A(z)(p)	0.24	6-17-2013	1,000,000	999,930
ASB Finance Limited ±144A	0.37	7-23-2013	1,000,000	1,000,190
ASB Finance Limited ±144A	0.41	9-5-2013	1,000,000	1,000,400
Australia & New Zealand Banking Group 144A(z)	0.17	8-29-2013	1,000,000	999,680
Australia & New Zealand Banking Group 144A(z)	0.17	8-30-2013	2,000,000	1,999,340
Australia & New Zealand Banking Group ±144A	0.32	11-18-2013	1,000,000	1,000,430
Australia & New Zealand Banking Group ±144A	1.28	12-20-2013	1,000,000	1,004,840
Banco de Chile 144A(z)	0.32	6-14-2013	1,000,000	999,950
Banco De Credito E Inversiones 144A(z)	0.45	8-2-2013	3,000,000	2,998,890
Bank of America NA ±	0.20	6-21-2013	2,000,000	2,000,000
Bank of Norway 144A(z)	0.12	6-7-2013	4,000,000	3,999,915
Barclays Bank plc 144A(z)	0.25	8-6-2013	1,000,000	999,670
Barclays Bank plc 144A(z)	0.25	8-27-2013	2,000,000	1,999,040
Bedford Row Funding Corporation 144A(z)	0.35	8-1-2013	1,000,000	999,630
BNZ International Funding Limited ±144A	0.37	11-1-2013	2,000,000	2,000,760
BNZ International Funding Limited ±144A	0.38	10-2-2013	1,000,000	1,000,390
BPCE 144A(z)	0.24	6-3-2013	2,000,000	1,999,980
BPCE 144A(z)	0.25	6-7-2013	1,000,000	999,980
CAFCO LLC 144A(z)	0.19	6-14-2013	3,000,000	2,999,790
CAFCO LLC 144A(z)	0.19	6-19-2013	1,000,000	999,900
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-28-2013	1,000,000	999,880
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-22-2013	1,000,000	999,440
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	8-26-2013	1,000,000	999,410
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	9-9-2013	1,000,000	999,250
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	6-3-2013	2,000,000	1,999,980
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-18-2013	1,000,000	999,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-26-2013	1,000,000	999,690
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-12-2013	1,000,000	999,210
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	9-13-2013	1,000,000	999,200
Caisse Des Depots Et Consignations 144A(z)	0.18	7-10-2013	500,000	499,904
Charta LLC 144A(z)(p)	0.17	6-26-2013	1,000,000	999,830
Charta LLC 144A(z)(p)	0.19	6-12-2013	1,000,000	999,930
Charta LLC 144A(z)(p)	0.19	6-28-2013	1,000,000	999,820
China International Marine Container Company (z)	0.30	6-7-2013	1,000,000	999,980
China International Marine Container Company (z)	0.30	6-14-2013	1,000,000	999,950
Ciesco LLC 144A(z)	0.18	6-19-2013	1,000,000	999,900
CNPC Finance 144A(z)	0.30	6-7-2013	2,000,000	1,999,960
CNPC Finance 144A(z)	0.30	6-24-2013	2,000,000	1,999,780
CNPC Finance 144A(z)	0.31	7-18-2013	2,000,000	1,999,500
CNPC Finance 144A(z)	0.31	7-23-2013	1,000,000	999,710
CNPC Finance 144A(z)	0.32	6-27-2013	2,000,000	1,999,760
CNPC Finance 144A(z)	0.32	7-8-2013	1,000,000	999,820

2

Wells Fargo Advantage Short Term Investment Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Cofco Capital Corporation (z)	0.17%	6-11-2013	$1,000,000	$999,970
Cofco Capital Corporation (z)	0.18	6-4-2013	2,000,000	1,999,980
Collateralized Commercial Paper Company LLC 144A(z)	0.20	6-18-2013	2,000,000	1,999,860
Collateralized Commercial Paper Company LLC (z)	0.24	9-10-2013	2,000,000	1,998,480
Collateralized Commercial Paper Company LLC 144A(z)	0.30	6-5-2013	1,000,000	999,980
Collateralized Commercial Paper Company LLC (z)	0.41	6-3-2013	3,000,000	2,999,970
Commonwealth Bank of Australia 144A(z)	0.17	8-30-2013	1,000,000	999,590
Commonwealth Bank of Australia ±144A	0.32	11-14-2013	2,000,000	2,001,120
Commonwealth Bank of Australia ±144A	0.33	11-29-2013	1,000,000	1,000,530
Concord Minuteman Capital Company 144A(z)(p)	0.24	7-8-2013	2,000,000	1,999,360
Concord Minuteman Capital Company 144A(z)(p)	0.24	7-10-2013	2,000,000	1,999,320
CPPIB Capital Incorporated 144A(z)	0.15	8-26-2013	2,000,000	1,999,300
CPPIB Capital Incorporated 144A(z)	0.16	7-24-2013	3,000,000	2,999,130
CRC Funding LLC 144A(z)(p)	0.17	6-24-2013	1,000,000	999,840
CRC Funding LLC 144A(z)(p)	0.19	6-12-2013	1,000,000	999,930
CRC Funding LLC 144A(z)(p)	0.19	6-21-2013	1,000,000	999,870
Credit Agricole North America Incorporated (z)	0.21	6-3-2013	1,000,000	999,990
Crown Point Capital Company 144A(z)(p)	0.23	7-24-2013	1,000,000	999,710
Crown Point Capital Company 144A(z)(p)	0.23	7-25-2013	1,000,000	999,700
DBS Bank Limited 144A(z)	0.20	7-8-2013	1,000,000	999,870
DBS Bank Limited 144A(z)	0.25	9-4-2013	2,000,000	1,998,980
DNB Nor Bank ASA 144A(z)	0.21	7-12-2013	1,000,000	999,850
DNB Nor Bank ASA ±144A	0.43	9-20-2013	3,000,000	3,002,160
Erste Abwicklungsanstalt 144A(z)	0.21	7-9-2013	1,000,000	999,790
Erste Abwicklungsanstalt 144A(z)	0.22	7-15-2013	1,000,000	999,750
Gemini Securitization Corporation 144A(z)(p)	0.10	6-3-2013	1,000,000	999,988
Gotham Funding Corporation 144A(z)(p)	0.21	6-25-2013	2,000,000	1,999,780
Gotham Funding Corporation 144A(z)(p)	0.21	7-3-2013	1,000,000	999,840
Gotham Funding Corporation 144A(z)(p)	0.21	7-8-2013	2,000,000	1,999,620
Govco LLC 144A(z)(p)	0.17	6-21-2013	1,000,000	999,870
Govco LLC 144A(z)(p)	0.17	6-24-2013	1,000,000	999,840
Govco LLC 144A(z)(p)	0.18	6-13-2013	2,000,000	1,999,840
HSBC Bank plc ±144A	0.41	10-15-2013	2,000,000	2,001,700
HSBC Bank plc ±144A	0.41	10-1-2013	2,000,000	2,001,460
ICICI Bank Limited (z)	0.23	6-28-2013	1,000,000	999,640
Institutional Secured Funding LLC 144A(z)	0.35	6-4-2013	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)	0.35	6-24-2013	1,000,000	999,890
Legacy Capital Company 144A(z)(p)	0.24	7-11-2013	2,000,000	1,999,580
Legacy Capital Company 144A(z)(p)	0.25	6-17-2013	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	7-24-2013	1,000,000	999,560
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	7-25-2013	1,000,000	999,550
Lexington Parker Capital Company LLC 144A(z)(p)	0.24	7-11-2013	1,000,000	999,700
Lexington Parker Capital Company LLC 144A(z)(p)	0.24	7-12-2013	2,000,000	1,999,380
Lexington Parker Capital Company LLC 144A(z)(p)	0.25	6-17-2013	2,000,000	1,999,860
Liberty Street Funding LLC 144A(z)(p)	0.15	6-28-2013	1,000,000	999,870
Liberty Street Funding LLC 144A(z)(p)	0.15	7-2-2013	1,000,000	999,850
Liberty Street Funding LLC 144A(z)(p)	0.17	6-5-2013	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.18	7-15-2013	1,000,000	999,760
Liberty Street Funding LLC 144A(z)(p)	0.19	8-16-2013	1,000,000	999,550
Liberty Street Funding LLC 144A(z)(p)	0.20	8-1-2013	1,000,000	999,650
Liberty Street Funding LLC 144A(z)(p)	0.20	8-12-2013	1,000,000	999,580
Liberty Street Funding LLC 144A(z)(p)	0.20	8-22-2013	1,000,000	999,500
Lloyds Bank plc (z)	0.09	6-3-2013	10,000,000	9,999,900
Manhattan Asset Funding LLC 144A(z)(p)	0.23	6-18-2013	1,000,000	999,930
Manhattan Asset Funding LLC 144A(z)(p)	0.23	6-24-2013	1,000,000	999,890
Mountcliff Funding LLC 144A(z)(p)	0.30	6-13-2013	1,000,000	999,950
Mountcliff Funding LLC 144A(z)(p)	0.30	6-20-2013	1,000,000	999,910
Nationwide Building Society 144A(z)	0.23	7-12-2013	2,000,000	1,999,500
Nationwide Building Society 144A(z)	0.29	6-25-2013	1,000,000	999,870
Nationwide Building Society 144A(z)	0.30	8-5-2013	2,000,000	1,999,040
Nationwide Building Society 144A(z)	0.30	8-12-2013	2,000,000	1,998,920
Nordea Bank AB 144A(z)	0.18	8-20-2013	1,000,000	999,530
Nordea Bank AB 144A(z)	0.21	9-13-2013	1,000,000	999,290

3

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Old Line Funding LLC 144A(z)(p)	0.20%	8-23-2013	$1,000,000	$999,850
Old Line Funding LLC (z)(p)144A	0.20	9-3-2013	2,000,000	1,999,580
Old Line Funding LLC (z)(p)144A	0.20	9-9-2013	1,000,000	999,740
Old Line Funding LLC 144A(z)(p)	0.20	9-13-2013	1,000,000	999,710
Old Line Funding LLC 144A(z)(p)	0.20	9-19-2013	1,000,000	999,650
Old Line Funding LLC 144A(z)(p)	0.21	6-5-2013	1,000,000	999,990
Old Line Funding LLC 144A(z)(p)	0.21	8-2-2013	1,000,000	999,910
Old Line Funding LLC 144A(z)(p)	0.26	9-5-2013	1,000,000	999,770
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-29-2013	1,000,000	999,660
Oversea-Chinese Banking Corporation Limited (z)	0.21	6-25-2013	1,000,000	999,890
Oversea-Chinese Banking Corporation Limited (z)	0.21	7-8-2013	1,000,000	999,800
Oversea-Chinese Banking Corporation Limited (z)	0.23	7-25-2013	1,000,000	999,690
Prudential plc 144A(z)	0.24	8-2-2013	2,000,000	1,999,260
PSP Capital Incorporated 144A(z)	0.19	6-4-2013	1,000,000	999,990
Regency Markets No. 1 LLC 144A(z)(p)	0.16	6-17-2013	1,000,000	999,930
Regency Markets No. 1 LLC (z)(p)144A	0.16	6-25-2013	2,000,000	1,999,780
Regency Markets No. 1 LLC 144A(z)(p)	0.17	6-14-2013	4,000,000	3,999,800
Regency Markets No. 1 LLC 144A(z)(p)	0.17	6-20-2013	4,000,000	3,999,640
Regency Markets No. 1 LLC 144A(z)(p)	0.18	6-6-2013	1,000,000	999,980
Ridgefield Funding Company ±144A(p)	0.30	11-7-2013	1,000,000	1,000,000
SBAB Bank AB 144A(z)	0.24	8-2-2013	2,000,000	1,999,260
SBAB Bank AB 144A(z)	0.32	7-2-2013	2,000,000	1,999,720
Sinochem Capital Company Limited (z)	0.16	6-25-2013	1,000,000	999,910
Sinochem Capital Company Limited (z)	0.17	6-7-2013	2,000,000	1,999,960
Sinopec Century Bright Capital Investment Limited 144A(z)	0.28	6-6-2013	1,000,000	999,980
Sinopec Century Bright Capital Investment Limited 144A(z)	0.28	6-13-2013	1,000,000	999,950
Sinopec Century Bright Capital Investment Limited 144A(z)	0.28	6-24-2013	1,000,000	999,890
Sinopec Century Bright Capital Investment Limited 144A(z)	0.28	6-27-2013	2,000,000	1,999,760
Sinopec Century Bright Capital Investment Limited 144A(z)	0.32	7-22-2013	1,000,000	999,720
Sinopec Century Bright Capital Investment Limited 144A(z)	0.32	7-23-2013	2,000,000	1,999,420
Sinopec Century Bright Capital Investment Limited 144A(z)	0.32	7-29-2013	1,000,000	999,660
Skandinaviska Enskilda Banken AG 144A(z)	0.26	6-18-2013	1,000,000	999,970
Skandinaviska Enskilda Banken AG 144A(z)	0.60	7-8-2013	4,000,000	3,999,480
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	6-7-2013	3,000,000	2,999,940
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	7-9-2013	2,000,000	1,999,580
Sumitomo Trust & Banking Company 144A(z)	0.17	6-14-2013	2,000,000	1,999,900
Suncorp Group Limited 144A(z)	0.38	7-30-2013	2,000,000	1,999,300
Suncorp Group Limited 144A(z)	0.38	8-6-2013	1,000,000	999,590
Suncorp Group Limited 144A(z)	0.39	6-11-2013	1,000,000	999,960
Suncorp Group Limited 144A(z)	0.39	6-12-2013	2,000,000	1,999,920
Suncorp Group Limited 144A(z)	0.39	6-18-2013	2,000,000	1,999,860
Suncorp Group Limited 144A(z)	0.39	6-19-2013	1,000,000	999,920
Surrey Funding Corporation 144A(z)(p)	0.19	6-6-2013	1,000,000	999,980
Surrey Funding Corporation 144A(z)(p)	0.21	6-5-2013	2,000,000	1,999,960
Svenska Handelsbanken Incorporated 144A(z)	0.19	8-20-2013	1,000,000	999,550
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	2,000,000	1,999,320
Swedbank (z)	0.34	8-1-2013	1,000,000	999,700
Swedbank (z)	0.49	7-3-2013	1,000,000	999,860
Swedbank (z)	0.50	7-1-2013	2,000,000	1,999,740
Swedbank (z)	0.50	7-2-2013	1,000,000	999,870
Sydney Capital Corporation 144A(z)(p)	0.25	6-12-2013	2,000,000	1,999,920
Sydney Capital Corporation 144A(z)(p)	0.25	7-11-2013	1,000,000	999,820
Sydney Capital Corporation 144A(z)(p)	0.27	6-14-2013	1,000,000	999,960
Sydney Capital Corporation 144A(z)(p)	0.27	6-17-2013	1,000,000	999,940
Sydney Capital Corporation 144A(z)(p)	0.27	8-14-2013	1,000,000	999,630
Thunder Bay Funding LLC 144A(z)(p)	0.20	8-23-2013	1,000,000	999,580
Thunder Bay Funding LLC 144A(z)(p)	0.21	6-5-2013	1,000,000	999,980
Thunder Bay Funding LLC 144A(z)(p)	0.21	6-17-2013	1,000,000	999,930
Toyota Credit Canada Incorporated (z)	0.20	6-26-2013	1,000,000	999,960
Toyota Credit Canada Incorporated (z)	0.20	6-27-2013	1,000,000	999,960
Toyota Credit Canada Incorporated (z)	0.20	7-23-2013	1,000,000	999,930
Toyota Motor Credit Corporation (z)	0.28	12-9-2013	2,000,000	1,999,798
Toyota Motor Credit Corporation (z)	0.36	7-19-2013	2,000,000	2,000,722
Toyota Motor Credit Corporation (z)	0.38	6-13-2013	1,000,000	1,000,043
United Overseas Bank Limited 144A(z)	0.20	6-20-2013	2,000,000	1,999,860

4

Wells Fargo Advantage Short Term Investment Portfolio	Portfolio of investments —May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
UOB Funding LLC (z)	0.20%	6-19-2013	$2,000,000	$1,999,880
UOB Funding LLC (z)	0.20	6-24-2013	1,000,000	999,910
UOB Funding LLC (z)	0.21	9-18-2013	1,000,000	999,310
Victory Receivables 144A(z)(p)	0.18	7-2-2013	1,000,000	999,850
Victory Receivables 144A(z)(p)	0.18	7-3-2013	1,000,000	999,840
Victory Receivables 144A(z)(p)	0.19	7-16-2013	1,000,000	999,760
Victory Receivables 144A(z)(p)	0.19	7-17-2013	1,000,000	999,750
Victory Receivables 144A(z)(p)	0.20	6-3-2013	1,000,000	999,990
Victory Receivables 144A(z)(p)	0.20	6-6-2013	2,000,000	1,999,960
Victory Receivables 144A(z)(p)	0.20	7-10-2013	2,000,000	1,999,600
Victory Receivables 144A(z)(p)	0.20	7-11-2013	1,000,000	999,790
Victory Receivables 144A(z)(p)	0.21	6-19-2013	1,000,000	999,920
Victory Receivables 144A(z)(p)	0.21	6-20-2013	1,000,000	999,910
Westpac Banking Corporation ±144A	0.33	11-8-2013	2,000,000	2,001,080
Westpac Banking Corporation ±144A	0.33	1-16-2014	2,000,000	2,001,060
Westpac Securities NZ Limited 144A(z)	0.18	8-8-2013	1,000,000	999,860
Westpac Securities NZ Limited 144A(z)	0.22	9-9-2013	2,000,000	1,999,816
Westpac Securities NZ Limited 144A(z)	0.22	9-10-2013	1,000,000	999,395
Westpac Securities NZ Limited ±144A	0.27	11-19-2013	2,000,000	1,999,840
Westpac Securities NZ Limited ±144A	0.38	10-25-2013	2,000,000	2,000,820
Westpac Securities NZ Limited ±144A	0.44	7-22-2013	1,000,000	1,000,370
White Point Funding Incorporated 144A(z)(p)	0.37	6-17-2013	1,000,000	999,930
Working Capital Management Company 144A(z)(p)	0.20	6-14-2013	1,000,000	999,950
Total Commercial Paper (Cost $297,446,194)				297,470,091

Corporate Bonds and Notes : 0.29%
Financials : 0.09%
Diversified Financial Services : 0.09%
GBG LLC Custody Receipts 144Aø	0.15	9-1-2027	179,000	179,000
LTF Real Estate LLC 144Aø	0.26	6-1-2033	375,000	375,000
				554,000

Health Care : 0.20%
Health Care Providers & Services : 0.20%
ACTS Retirement Life Communities Incorporated ø	0.20	11-15-2029	219,000	219,000
Providence Health & Services ø	0.20	10-1-2042	1,000,000	1,000,000
				1,219,000

Total Corporate Bonds and Notes (Cost $1,773,000)				1,773,000

Municipal Obligations : 13.47%
Alabama : 0.33%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.15	11-15-2046	1,000,000	1,000,000
University of Alabama at Birmingham Hospital Series C (Hospital Revenue, PNC Bank NA LOC) ø	0.11	9-1-2042	1,000,000	1,000,000
				2,000,000

California : 1.07%
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC) ø	0.10	4-1-2047	1,000,000	1,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.08	11-1-2026	800,000	800,000

5

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California RAN Series A-2 (Miscellaneous Revenue)	2.50%	6-20-2013	$1,000,000	$1,001,100
Sacramento CA MUD Series M (Utilities Revenue, U.S. Bank NA LOC) ø	0.09	8-15-2041	1,000,000	1,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	8-1-2037	500,000	500,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.11	4-1-2038	1,000,000	1,000,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA) ø	0.11	4-1-2038	250,000	250,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.16	12-1-2033	940,000	940,000
				6,491,100

Colorado : 0.53%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.19	10-1-2033	945,000	945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.14	5-1-2038	1,000,000	1,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.13	5-1-2050	250,000	250,000
Southern Ute Indian Tribe Reservation Company (Miscellaneous Revenue) ø	0.13	11-1-2031	1,000,000	1,000,000
				3,195,000

District of Columbia : 0.17%
District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.19	8-12-2013	1,000,000	1,000,000

Florida : 0.65%
Hillsborough County FL CAB Series A (Tax Revenue)	0.21	6-27-2013	1,000,000	1,000,020
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ø	0.13	10-1-2034	1,960,000	1,960,000
Miami Dade County FL Building Better Community Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.13	7-1-2013	990,000	990,000
				3,950,020

Georgia : 0.16%
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.13	7-1-2037	975,000	975,000

Illinois : 0.66%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.16	11-1-2030	1,000,000	1,000,000
Illinois Finance Authority Resurrection Health Project Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.08	5-15-2035	1,000,000	1,000,000
Illinois Housing Development Authority Homeowner Mortgage Series A3 (Housing Revenue) ø	0.13	8-1-2035	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø	0.15	3-1-2014	1,000,000	1,000,000
				4,000,000

Indiana : 0.17%
Indiana Finance Authority (Miscellaneous Revenue)	0.17	6-6-2013	1,000,000	1,000,000

Louisiana : 0.16%
Louisiana Offshore Terminal Authority Deepwater Port Series B (Port Authority Revenue, Bank One NA LOC) ø	0.13	9-1-2014	1,000,000	1,000,000

6

Wells Fargo Advantage Short Term Investment Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.32%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.20%	7-1-2032	$970,000	$970,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.15	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.18	1-1-2029	490,000	490,000
				1,960,000

Massachusetts : 0.05%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.15	10-1-2031	315,000	315,000

Michigan : 0.72%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.17	9-1-2033	1,000,000	1,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.09	10-1-2037	990,000	990,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	10-1-2046	2,400,000	2,400,000
				4,390,000

Minnesota : 0.16%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC) ø	0.12	8-1-2047	1,000,000	1,000,000

Nebraska : 0.49%
Nebraska Central Plains Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.12	8-1-2039	2,975,000	2,975,000

Nevada : 0.16%
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC) ø	0.12	5-1-2037	1,000,000	1,000,000

New Jersey : 0.49%
New Jersey EDA School Facilities Construction Series 2013 I Deutsche Bank Spears Series DBE-1151 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC) ø	0.11	11-1-2041	1,000,000	1,000,000
New Jersey TTFA PUTTER Series 70 (Transportation Revenue, State Street Bank & Trust Company LIQ) ø	0.12	12-15-2023	1,000,000	1,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.14	4-15-2014	1,000,000	1,000,000
				3,000,000

New Mexico : 0.16%
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA) ø	0.12	11-1-2039	995,000	995,000

New York : 2.16%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC) ø	0.17	1-1-2040	250,000	250,000
Metropolitan Transit Authority New York (Transportation Revenue)	0.17	6-27-2013	1,000,000	1,000,010
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.13	5-15-2034	1,000,000	1,000,000

7

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.13%	5-15-2041	$2,000,000	$2,000,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ) ø	0.11	11-1-2033	500,000	500,000
New York Metropolitan Transportation Authority Dedicated Tax Series A-1 (Transportation Revenue, Morgan Stanley Bank LOC) ø	0.12	11-1-2031	1,000,000	1,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.27	10-1-2031	735,000	735,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA) ø	0.11	6-15-2025	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA) ø	0.09	6-15-2038	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Sub series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.08	6-15-2045	1,000,000	1,000,000
New York NY Series D-3 (GO, Bank of New York Mellon LOC) ø	0.08	10-1-2039	1,000,000	1,000,000
New York NY Series F-3 (Tax Revenue, Bank of America NA LIQ) ø	0.11	3-1-2042	1,000,000	1,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, Ambac Insured, Bank of America NA LIQ) 144Aø	0.75	1-29-2046	1,239,000	1,239,000
PFOTER Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	7-26-2013	400,000	400,000
				13,124,010

Ohio : 0.66%
Lancaster OH Port Authority (Energy Revenue, Royal Bank of Canada SPA) ø	0.12	5-1-2038	1,970,000	1,970,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.19	9-1-2039	199,000	199,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.15	9-1-2038	1,000,000	1,000,000
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC) ø	0.13	7-1-2023	845,000	845,000
				4,014,000

Oregon : 0.16%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.44	5-1-2035	1,000,000	1,000,000

Pennsylvania : 0.32%
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) 144Aø	0.12	6-1-2032	1,000,000	1,000,000
Philadelphia PA Airport Refunding Bonds Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.13	6-15-2025	915,000	915,000
				1,915,000

Puerto Rico : 0.16%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ) ø	0.12	8-1-2057	1,000,000	1,000,000

South Carolina : 0.33%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.17	1-1-2050	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation (Utilities Revenue)	0.30	6-3-2013	1,000,000	1,000,010
				2,000,010

Tennessee : 0.47%
Johnson City TN Health & Educational Facilities Board Series B2 (Health Revenue, PNC Bank NA LOC) ø	0.17	7-1-2033	480,000	480,000

8

Wells Fargo Advantage Short Term Investment Portfolio	Portfolio of investments — May 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17%	7-1-2034	$1,980,000	$1,980,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	2-1-2036	405,000	405,000
				2,865,000

Texas : 2.07%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured) ø	0.12	11-15-2025	1,000,000	1,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.14	12-1-2032	1,875,000	1,875,000
JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.08	8-30-2013	4,000,000	4,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.21	2-1-2035	1,000,000	1,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (Resource Recovery Revenue) ø	0.07	4-1-2040	1,000,000	1,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR) ø	0.07	11-1-2040	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.12	6-1-2032	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.42	12-15-2026	860,068	860,068
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.14	6-1-2045	100,000	100,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA) ø	0.14	12-1-2033	250,000	250,000
University of Texas Financing System Series B (Education Revenue) ø	0.08	8-1-2025	500,000	500,000
				12,585,068

Utah : 0.12%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.14	11-1-2045	749,000	749,000

Virginia : 0.16%
Hanover County VA EDA Bon Secours Health System Incorporated Series 2008D-2 (Health Revenue, U.S. Bank NA LOC) ø	0.12	11-1-2025	1,000,000	1,000,000

Wisconsin : 0.41%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.17	5-1-2030	475,000	475,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ø	0.28	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ) ø	0.15	7-1-2013	1,000,000	1,000,000
				2,475,000

Total Municipal Obligations (Cost $81,973,147)				81,973,208

Repurchase Agreements ^^: 7.39%
Credit Agricole, dated 5-31-2013, maturity value $4,000,050 (1)	0.15	6-3-2013	4,000,000	4,000,000
Goldman Sachs & Company, dated 5-1-2013, maturity value $6,001,155 (2) §(i)± ¢	0.21	7-2-2013	6,000,000	6,000,000
GX Clarke & Company, dated 5-31-2013, maturity value $2,000,030 (3)	0.18	6-3-2013	2,000,000	2,000,000

9

Portfolio of investments — May 31, 2013 (unaudited)	Wells Fargo Advantage Short Term Investment Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
JPMorgan Securities, dated 5-7-2013, maturity value $4,000,958 (4) ±		0.32%	6-3-2013	$4,000,000	$4,000,000
JPMorgan Securities, dated 5-1-2013, maturity value $3,000,440 (5) ±		0.16	6-3-2013	3,000,000	3,000,000
JPMorgan Securities, dated 5-31-2013, maturity value $6,000,055, (6)		0.11	6-3-2013	6,000,000	6,000,000
RBS Securities Incorporated, dated 5-31-2013, maturity value $1,000,008 (7)		0.10	6-3-2013	2,000,000	2,000,000
Societe Generale NY, dated 5-31-2013, maturity value $13,964,788 (8)		0.09	6-3-2013	13,964,683	13,964,683
Societe Generale NY, dated 5-31-2013, maturity value $4,000,040 (9)		0.12	6-3-2013	4,000,000	4,000,000
Total Repurchase Agreements (Cost $44,964,683)					44,964,683

Short-Term Investments : 1.97%

		Yield
U.S. Treasury Securities : 1.97%
U.S. Treasury Bill (z)		0.08	11-29-2013	3,000,000	2,998,992
U.S. Treasury Bill (z)		0.11	9-26-2013	1,000,000	999,856
U.S. Treasury Bill (z)		0.12	9-12-2013	1,000,000	999,860
U.S. Treasury Bill (z)		0.12	8-15-2013	2,000,000	1,999,888
U.S. Treasury Bill (z)		0.13	9-5-2013	2,000,000	1,999,778
U.S. Treasury Bill (z)		0.13	8-22-2013	2,000,000	1,999,866
U.S. Treasury Bill (z)		0.14	8-29-2013	1,000,000	999,924

Total Short-Term Investments (Cost $11,996,039)					11,998,164

Total investments in securities (Cost $608,176,048)*	99.95%				608,224,854
Other assets and liabilities, net	0.05				291,602

Total net assets	100.00%				$608,516,456

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(p)	Asset-backed commercial paper
^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 1.88%, 6-10-2013 to 4-1-2043, fair value including accrued interest is $4,080,000.
(2)	U.S. government securities, 0.00% to 4.00%, 5-15-2013 to 8-15-2020, fair value including accrued interest is $6,165,055.
(3)	U.S. government securities, 0.00% to 11.25%, 6-15-2013 to 5-15-2043, fair value including accrued interest is $2,040,071.
(4)	U.S. government securities, 0.00%, 7-1-2013 to 9-23-2013, fair value is $4,080,031.
(5)	U.S. government securities, 0.00% to 0.42%, 6-10-2013 to 5-14-2014, fair value including accrued interest is $3,060,014.
(6)	U.S. government securities, 0.38% to 3.25%, 11-15-2015 to 10-31-2017, fair value including accrued interest is $6,120,019.
(7)	U.S. government securities, 0.10% to 7.25%, 6-21-2013 to 7-15-2036, fair value including accrued interest is $2,040,005.
(8)	U.S. government securities, 2.50% to 4.00%, 8-1-2027 to 3-1-2042, fair value including accrued interest is $14,375,410.
(9)	U.S. government securities, 0.63% to 3.63%, 7-15-2013 to 4-15-2028, fair value including accrued interest is $4,080,001.

§	Security is subject to a demand feature which reduces the effective maturity.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is $608,176,048 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$54,688
Gross unrealized depreciation	(5,882)

Net unrealized appreciation	$48,806

The accompanying notes are an integral part of these financial statements.

10

Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – May 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Certificates of deposit	$0	$170,045,708	$0	$170,045,708
Commercial paper	0	297,470,091	0	297,470,091
Corporate bonds and notes	0	1,773,000	0	1,773,000
Municipal obligations	0	81,973,208	0	81,973,208
Repurchase agreements	0	44,964,683	0	44,964,683
U.S. Treasury securities	11,998,164	0	0	11,998,164

	$11,998,164	$596,226,690	$0	$608,224,854

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date: July 26, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date: July 26, 2013